UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/14

Date of reporting period: 03/31/14

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—59.5%
Aerospace & Defense—0.2%
United Technologies Corp.
0.736%	06/01/2015	#	$1,285,000	$1,292,265

Auto Components—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%	03/15/2017	^	740,000	749,250

Automobiles—1.2%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%	06/15/2019	^	980,000	1,078,000
Daimler Finance North America LLC
2.300%	01/09/2015	^	1,290,000	1,306,494
1.250%	01/11/2016	^	650,000	653,931
Hyundai Capital America
1.625%	10/02/2015	^	580,000	585,503
Jaguar Land Rover Automotive plc (United Kingdom)
4.125%	12/15/2018	^	600,000	617,250
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	653,392
1.000%	03/15/2016	^	1,115,000	1,113,817
RCI Banque SA (France)
2.112%	04/11/2014	#^	1,900,000	1,900,402

				7,908,789

Banks—16.2%
ABN AMRO Bank NV (Netherlands)
1.035%	10/28/2016	#^	730,000	734,836
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	712,633
Australia & New Zealand Banking Group Ltd. (Australia)
0.796%	05/15/2018	#†	1,380,000	1,384,813
Banco Bradesco SA (Brazil)
2.336%	05/16/2014	#^	300,000	300,106
Banco Nacional de Costa Rica (Costa Rica)
4.875%	11/01/2018	^	600,000	606,750
Bancolombia SA (Colombia)
4.250%	01/12/2016	†	260,000	272,350
Bank of America Corp.
6.500%	08/01/2016		6,600,000	7,396,409
3.700%	09/01/2015		635,000	660,190
Bank of America Corp. MTN
1.304%	03/22/2018	#	1,480,000	1,497,698
1.250%	01/11/2016		790,000	794,499
Bank of America Corp., Series L MTN
5.650%	05/01/2018		1,650,000	1,866,935
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	550,205
Bank of Montreal MTN (Canada)
0.842%	04/09/2018	#	680,000	683,099
Bank of Nova Scotia (Canada)
0.759%	07/15/2016	#	660,000	663,378
0.750%	10/09/2015		1,000,000	1,003,091
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.684%	02/26/2016	#^	1,250,000	1,251,853
Banque Federative du Credit Mutuel SA (France)
1.085%	10/28/2016	#^	1,500,000	1,505,903
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		2,590,000	2,679,029
2.500%	02/20/2019		710,000	712,052
0.815%	02/17/2017	#	1,100,000	1,103,917
BB&T Corp. MTN
1.600%	08/15/2017		420,000	421,556
0.897%	02/01/2019	#	1,540,000	1,542,555

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	$600,000	$603,000
BNP Paribas SA (France)
0.824%	12/12/2016	#	1,520,000	1,524,300
BNP Paribas SA MTN (France)
3.600%	02/23/2016		720,000	756,114
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015		1,300,000	1,308,605
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		5,400,000	5,384,280
1.150%	11/21/2016		430,000	430,054
Citigroup, Inc.
6.125%	11/21/2017		2,750,000	3,151,395
6.010%	01/15/2015		1,596,000	1,663,806
4.450%	01/10/2017		1,545,000	1,669,737
1.300%	04/01/2016		4,189,000	4,206,715
1.023%	04/01/2016	#	1,320,000	1,329,684
Credit Agricole SA (France)
1.399%	04/15/2016	#^	1,080,000	1,095,161
1.078%	10/03/2016	#^	1,090,000	1,099,578
Discover Bank
2.000%	02/21/2018		1,710,000	1,703,859
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		900,000	903,369
HSBC Bank plc (United Kingdom)
0.876%	05/15/2018	#^	1,340,000	1,345,753
Huntington National Bank (The)
1.350%	08/02/2016		300,000	301,626
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	592,207
Intesa Sanpaolo SpA (Italy)
2.375%	01/13/2017		1,300,000	1,305,244
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,470,400
1.139%	01/25/2018	#	750,000	759,169
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,245,936
1.350%	02/15/2017		1,540,000	1,539,827
KeyBank NA, Bank Note
4.950%	09/15/2015		520,000	549,065
1.100%	11/25/2016		320,000	320,524
KeyCorp MTN
3.750%	08/13/2015		560,000	582,042
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	320,034
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	1,300,000	1,319,470
Manufacturers & Traders Trust Co., Bank Note
1.250%	01/30/2017		870,000	871,781
National Australia Bank Ltd. (Australia)
0.900%	01/20/2016	†	1,500,000	1,507,893
0.785%	07/25/2016	#	1,340,000	1,349,409
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,490,000	1,488,661
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	700,000	708,032
PNC Bank NA, Bank Note
1.150%	11/01/2016		400,000	401,228
Regions Financial Corp.
2.000%	05/15/2018		920,000	902,578
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		445,000	454,601
1.173%	03/31/2017	#	1,670,000	1,673,190

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016		$274,000	$291,425
3.950%	09/21/2015		4,990,000	5,201,167
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	931,174
Societe Generale SA (France)
1.313%	10/01/2018	#†	1,400,000	1,407,556
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	3,800,000	3,967,854
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017		590,000	590,400
0.907%	07/19/2016	#	330,000	332,599
0.900%	01/18/2016		480,000	480,467
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,541,548
Svenska Handelsbanken AB (Sweden)
0.684%	03/21/2016	#	1,500,000	1,506,756
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,385,000	1,420,078
Wells Fargo & Co.
0.867%	04/23/2018	#	250,000	252,558
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016		1,460,000	1,468,100

				102,573,866

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015		610,000	612,220
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	250,464
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	740,881
1.850%	01/15/2015	^	590,000	595,729
0.928%	08/01/2018	#^	370,000	373,240

				2,572,534

Biotechnology—0.2%
Amgen, Inc.
1.875%	11/15/2014		860,000	866,869
Gilead Sciences, Inc.
2.400%	12/01/2014		370,000	374,522

				1,241,391

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		465,000	484,763

Capital Markets—2.2%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	302,181
0.798%	08/01/2018	#	750,000	753,678
Deutsche Bank AG (Germany)
1.400%	02/13/2017		210,000	210,153
0.847%	02/13/2017	#	760,000	763,116
E*TRADE Financial Corp.
6.000%	11/15/2017		525,000	554,531
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,350,000	1,414,463
Goldman Sachs Group, Inc. (The) MTN
1.336%	11/15/2018	#	1,470,000	1,484,876
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	484,024

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	$1,200,000	$1,276,554
Macquarie Group Ltd. (Australia)
1.236%	01/31/2017	#^	1,540,000	1,540,220
Morgan Stanley
1.485%	02/25/2016	#	1,150,000	1,167,068
Morgan Stanley MTN
1.519%	04/25/2018	#	1,610,000	1,643,003
Nomura Holdings, Inc. MTN (Japan)
1.683%	09/13/2016	#	1,310,000	1,334,954
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,168,117

				14,096,938

Chemicals—0.6%
Ashland, Inc.
3.000%	03/15/2016		900,000	922,500
Dow Chemical Co. (The)
2.500%	02/15/2016		690,000	711,295
Ecolab, Inc.
2.375%	12/08/2014		290,000	293,679
Grupo Idesa SA de CV (Mexico)
7.875%	12/18/2020	^	800,000	835,000
Ineos Finance plc (United Kingdom)
8.375%	02/15/2019	^	725,000	803,844

				3,566,318

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		700,000	781,375

Communications Equipment—0.4%
Cisco Systems, Inc.
1.100%	03/03/2017		1,100,000	1,103,031
0.516%	03/03/2017	#	1,200,000	1,203,296

				2,306,327

Construction & Engineering—0.6%
Heathrow Funding Ltd. (Jersey, Channel Islands)
2.500%	06/25/2015	^	3,500,000	3,543,277

Consumer Finance—5.1%
Ally Financial, Inc.
3.500%	07/18/2016		620,000	640,150
American Express Co.
0.826%	05/22/2018	#	1,410,000	1,415,139
American Express Credit Corp.
0.746%	07/29/2016	#	1,120,000	1,128,169
American Express Credit Corp. MTN
5.125%	08/25/2014		3,177,000	3,236,597
2.750%	09/15/2015		2,500,000	2,576,925
1.750%	06/12/2015		2,975,000	3,017,156
American Honda Finance Corp.
1.125%	10/07/2016		600,000	604,165
Capital One Financial Corp.
2.125%	07/15/2014		860,000	864,013
Caterpillar Financial Services Corp.
0.700%	11/06/2015		1,270,000	1,273,919
Caterpillar Financial Services Corp. MTN
1.000%	03/03/2017		1,030,000	1,026,641
Ford Motor Credit Co. LLC
3.875%	01/15/2015		1,280,000	1,310,815
1.487%	05/09/2016	#	690,000	701,894

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ford Motor Credit Co. LLC, Series 1
1.064%	03/12/2019	#	$1,060,000	$1,061,289
General Motors Financial Co., Inc.
4.750%	08/15/2017		990,000	1,063,012
2.750%	05/15/2016		500,000	507,800
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	420,000	421,478
HSBC Finance Corp.
0.666%	06/01/2016	#	5,347,000	5,342,316
HSBC USA, Inc.
1.114%	09/24/2018	#	900,000	912,087
International Lease Finance Corp.
2.183%	06/15/2016	#	1,295,000	1,311,188
John Deere Capital Corp.
1.050%	10/11/2016		560,000	562,299
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,240,024
PACCAR Financial Corp. MTN
1.050%	06/05/2015		280,000	281,945
0.835%	12/06/2018	#	290,000	291,936
0.800%	02/08/2016		300,000	300,357
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,400,000	1,416,248

				32,507,562

Diversified Financial Services—3.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.250%	01/14/2019		8,000,000	7,986,720
ERAC USA Finance LLC
1.400%	04/15/2016	^	230,000	231,267
GE Capital UK Funding MTN (Ireland)
0.673%	03/20/2017	#	GBP 700,000	1,154,434
General Electric Capital Corp.
2.150%	01/09/2015		1,290,000	1,308,371
1.625%	07/02/2015		1,350,000	1,368,770
General Electric Capital Corp. MTN
0.892%	07/12/2016	#	9,027,000	9,115,916
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,066,415

				22,231,893

Diversified Telecommunication Services—4.6%
AT&T, Inc.
0.900%	02/12/2016		7,869,000	7,871,148
0.875%	02/13/2015		620,000	622,561
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		320,000	324,374
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	370,348
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	5,195,000	5,418,104
Verizon Communications, Inc.
3.650%	09/14/2018		5,881,000	6,266,958
1.984%	09/14/2018	#	4,134,000	4,346,136
1.763%	09/15/2016	#	280,000	288,205
1.250%	11/03/2014		1,680,000	1,688,094
0.700%	11/02/2015		580,000	580,591
Windstream Corp.
7.875%	11/01/2017		880,000	1,014,200

				28,790,719

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electric Utilities—1.7%
Electricite de France (France)
1.150%	01/20/2017	^	$790,000	$789,263
0.694%	01/20/2017	#^	450,000	451,726
Enel Finance International NV (Netherlands)
3.875%	10/07/2014	^	6,034,000	6,127,509
Georgia Power Co.
0.553%	03/15/2016	#	1,394,000	1,393,455
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		520,000	521,016
1.339%	09/01/2015		1,100,000	1,108,378
1.200%	06/01/2015		210,000	211,029

				10,602,376

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		560,000	562,152

Energy Equipment & Services—0.3%
Nabors Industries, Inc.
2.350%	09/15/2016	^	1,200,000	1,228,379
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	821,947

				2,050,326

Food & Staples Retailing—0.6%
CVS Caremark Corp.
1.200%	12/05/2016		290,000	291,869
Kroger Co. (The)
2.200%	01/15/2017		650,000	665,326
0.804%	10/17/2016	#	910,000	911,730
Tesco plc (United Kingdom)
2.000%	12/05/2014	^	1,300,000	1,311,643
Walgreen Co.
1.000%	03/13/2015		570,000	572,116
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	58,000	59,426

				3,812,110

Food Products—0.7%
ConAgra Foods, Inc.
1.350%	09/10/2015		200,000	201,553
1.300%	01/25/2016		300,000	302,122
Ingredion, Inc.
3.200%	11/01/2015		310,000	319,881
Kraft Foods Group, Inc.
1.625%	06/04/2015		440,000	445,066
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	680,000	657,115
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,206,326
2.000%	10/20/2017	^	200,000	200,656
1.400%	10/21/2016	^	200,000	200,976

				4,533,695

Gas Utilities—0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.500%	10/01/2018		1,000,000	1,067,500

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
0.950%	06/01/2016		260,000	260,861

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Covidien International Finance SA (Luxembourg)
1.350%	05/29/2015		$350,000	$352,916
Stryker Corp.
3.000%	01/15/2015		680,000	692,003

				1,305,780

Health Care Providers & Services—1.9%
Express Scripts Holding Co.
2.750%	11/21/2014		1,300,000	1,319,118
McKesson Corp.
1.292%	03/10/2017		400,000	399,289
UnitedHealth Group, Inc.
1.400%	10/15/2017		270,000	269,500
0.850%	10/15/2015		1,358,000	1,364,315
Ventas Realty LP
1.550%	09/26/2016		481,000	485,514
WellPoint, Inc.
5.000%	12/15/2014		2,000,000	2,062,868
2.375%	02/15/2017		5,430,000	5,554,494
1.250%	09/10/2015		550,000	553,880

				12,008,978

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	278,221
Starbucks Corp.
0.875%	12/05/2016		530,000	528,186

				806,407

Household Durables—0.1%
Toll Brothers Finance Corp.
4.000%	12/31/2018		460,000	472,650

Industrial Conglomerates—0.0%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	272,645

Insurance—3.2%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	3,052,177
Allstate Corp. (The)
6.200%	05/16/2014		800,000	805,560
American International Group, Inc.
3.000%	03/20/2015		700,000	716,896
2.375%	08/24/2015		400,000	408,167
Berkshire Hathaway Finance Corp.
0.950%	08/15/2016		310,000	311,778
Hartford Financial Services Group, Inc. (The)
4.000%	03/30/2015		510,000	527,198
Metropolitan Life Global Funding I
0.769%	07/15/2016	#^	4,000,000	4,028,660
Principal Life Global Funding II
1.000%	12/11/2015	^	660,000	660,936
Prudential Covered Trust, Series 2012-1
2.997%	09/30/2015	^	1,820,000	1,868,889
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,842,463
3.875%	01/14/2015		1,951,000	2,001,677
1.016%	08/15/2018	#	600,000	601,428
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		2,290,000	2,398,835

				20,224,664

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015		$1,150,000	$1,152,923

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	502,115
IAC/InterActiveCorp
4.875%	11/30/2018		350,000	367,063

				869,178

IT Services—0.1%
Computer Sciences Corp.
2.500%	09/15/2015		270,000	275,677
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	371,229

				646,906

Life Sciences Tools & Services—0.3%
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,355,050
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		400,000	397,855

				1,752,905

Machinery—0.2%
CNH Capital LLC
3.875%	11/01/2015		1,035,000	1,068,638

Media—0.7%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		560,000	571,020
3.125%	02/15/2016		500,000	519,833
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,067,500
NBCUniversal Enterprise, Inc.
0.924%	04/15/2018	#^	500,000	503,433
Thomson Reuters Corp. (Canada)
1.300%	02/23/2017		400,000	398,264
Time Warner, Inc.
3.150%	07/15/2015		440,000	454,578
Viacom, Inc.
4.375%	09/15/2014		700,000	712,063

				4,226,691

Metals & Mining—4.1%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	2,150,000	2,184,778
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		1,000,000	1,033,750
Barrick North America Finance LLC
6.800%	09/15/2018		4,056,000	4,712,500
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	720,000	760,050
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		270,000	274,176
1.400%	02/13/2015		300,000	301,786
Glencore Funding LLC
2.500%	01/15/2019	^	2,636,000	2,548,263
1.599%	01/15/2019	#^	1,230,000	1,227,469
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		2,875,000	2,894,312
1.875%	11/02/2015		3,435,000	3,492,598

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015		$700,000	$704,012
Xstrata Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	5,735,000	5,809,303

				25,942,997

Oil, Gas & Consumable Fuels—2.6%
Boardwalk Pipelines LP
5.875%	11/15/2016		320,000	347,732
BP Capital Markets plc (United Kingdom)
0.747%	05/10/2018	#	240,000	239,963
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	620,126
ConocoPhillips
4.600%	01/15/2015		455,000	469,800
CONSOL Energy, Inc.
8.000%	04/01/2017		200,000	209,000
Devon Energy Corp.
1.200%	12/15/2016		660,000	660,434
Enterprise Products Operating LLC
1.250%	08/13/2015		280,000	281,948
Marathon Oil Corp.
0.900%	11/01/2015		630,000	631,429
Murphy Oil Corp.
2.500%	12/01/2017		430,000	437,489
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017		410,000	415,454
Phillips 66
2.950%	05/01/2017		270,000	281,865
1.950%	03/05/2015		270,000	273,209
Plains Exploration & Production Co.
6.500%	11/15/2020		615,000	680,344
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	686,800
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,121,100
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	630,000	629,244
Statoil ASA (Norway)
0.697%	11/08/2018	#	800,000	805,632
0.526%	05/15/2018	#	2,285,000	2,284,659
Tesoro Corp.
4.250%	10/01/2017		700,000	738,500
Total Capital International SA (France)
0.807%	08/10/2018	#	780,000	786,224
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	568,146
0.914%	06/30/2016	#	1,960,000	1,975,051
WPX Energy, Inc.
5.250%	01/15/2017		990,000	1,064,250

				16,208,399

Pharmaceuticals—1.3%
AbbVie, Inc.
1.750%	11/06/2017		1,450,000	1,455,844
0.996%	11/06/2015	#	4,100,000	4,142,082
Merck & Co., Inc.
0.596%	05/18/2018	#	1,120,000	1,123,480
Mylan, Inc.
1.800%	06/24/2016		200,000	202,912
1.350%	11/29/2016		340,000	340,839
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	^	700,000	699,017

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Salix Pharmaceuticals Ltd.
6.000%	01/15/2021	^	$200,000	$214,000

				8,178,174

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		240,000	245,958

Real Estate Investment Trusts (REITs)—0.7%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017	^	1,500,000	1,501,476
Digital Realty Trust LP
4.500%	07/15/2015	†	1,110,000	1,150,482
Health Care REIT, Inc.
3.625%	03/15/2016		440,000	462,291
Simon Property Group LP
4.200%	02/01/2015		210,000	214,434
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,108,844

				4,437,527

Road & Rail—0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	760,000	800,850
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	876,305
2.400%	03/15/2019		770,000	764,420
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	800,000	819,935
2.500%	03/15/2016	^	620,000	635,788
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	552,271

				4,449,569

Semiconductors & Semiconductor Equipment—0.1%
NXP BV/NXP Funding LLC (Netherlands)
3.500%	09/15/2016	^†	300,000	308,250
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	398,493

				706,743

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	431,621

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		360,000	359,471

Technology Hardware, Storage & Peripherals—1.3%
Hewlett-Packard Co.
3.000%	09/15/2016		4,436,000	4,634,223
2.650%	06/01/2016		750,000	775,813
2.350%	03/15/2015		1,100,000	1,117,626
1.182%	01/14/2019	#†	650,000	652,269
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018	^	780,000	805,350

				7,985,281

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	744,086
BPCE SA (France)
1.625%	02/10/2017		550,000	550,063

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BPCE SA MTN (France)
1.489%	04/25/2016	#	$800,000	$811,358

				2,105,507

Tobacco—1.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	800,000	806,477
Lorillard Tobacco Co.
6.875%	05/01/2020		2,834,000	3,318,540
2.300%	08/21/2017	†	2,877,000	2,937,898
Reynolds American, Inc.
1.050%	10/30/2015		290,000	289,886

				7,352,801

Trading Companies & Distributors—0.3%
Aircastle Ltd. (Bermuda)
9.750%	08/01/2018		900,000	970,245
Aviation Capital Group Corp.
4.625%	01/31/2018	^	430,000	447,517
GATX Corp.
2.500%	07/30/2019		700,000	692,535

				2,110,297

Wireless Telecommunication Services—0.5%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	309,900
SBA Communications Corp.
5.625%	10/01/2019		430,000	452,575
SoftBank Corp. (Japan)
4.500%	04/15/2020	^	460,000	460,000
T-Mobile USA, Inc.
5.250%	09/01/2018		720,000	764,100
Vodafone Group plc (United Kingdom)
0.620%	02/19/2016	#	1,210,000	1,211,225

				3,197,800

TOTAL CORPORATE OBLIGATIONS (Cost $370,208,539)				375,795,936

FLOATING RATE LOANS—0.8%**
ABC Supply Term Loan
3.500%	04/16/2020	#	995,000	994,204
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,500,000	1,488,562
Asurion LLC Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	400,000	401,334
CDW LLC Term Loan
3.250%	04/29/2020	#	994,976	987,425
Dole Food Co., Inc. Term Loan B
4.500%	11/01/2018	#	1,000,000	1,005,980
H.J. Heinz Co. 1st Lien Term Loan B2
3.500%	06/05/2020	#	258,050	259,449

TOTAL FLOATING RATE LOANS (Cost $5,149,112)				5,136,954

MORTGAGE-BACKED SECURITIES—5.1%
Commercial Mortgage-Backed Securities— 0.1%
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	935,960	936,822

Non-Agency Mortgage-Backed Securities— 3.0%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.938%	01/25/2035	#	429,172	431,304

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	$1,433,150	$1,326,080
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	725,545	668,702
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.636%	10/18/2054	#^	1,960,360	1,989,126
GSAMP Trust, Series 2004-SEA2, Class M1
0.804%	03/25/2034	#	1,500,000	1,496,968
Hilton USA Trust, Series 2013-HLF, Class AFL
1.156%	11/05/2030	#^	1,410,000	1,411,969
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	891,820	875,108
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.146%	12/25/2034	#	1,048,532	1,091,434
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.513%	04/25/2034	#	158,470	160,207
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	1,049,223	1,061,166
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	958,247	980,679
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	1,041,730	1,003,529
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,025,069	949,757
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	725,253	726,665
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,245,612	1,243,850
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	650,485	650,993
Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.604%	11/25/2023	#	1,069,402	1,075,729
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.021%	10/19/2034	#	497,241	409,205
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.630%	03/25/2044	#	394,082	387,589
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.618%	09/25/2034	#	887,863	706,564

				18,646,624

U.S. Government Agency Mortgage-Backed Securities— 2.0%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	925,435	953,499
Federal National Mortgage Association
3.132%	07/01/2041	#	2,415,850	2,557,747
2.982%	06/01/2041	#	1,339,318	1,416,860
2.114%	10/01/2034	#	926,467	976,629
2.069%	09/01/2034	#	90,759	95,908
2.058%	09/01/2034	#	123,358	130,404
1.941%	10/01/2034	#	163,597	171,788
Federal National Mortgage Association, Series 2013-C01, Class M1
2.154%	10/25/2023	#	1,410,323	1,437,035
Federal National Mortgage Association, Series 2014-C01, Class M1
1.754%	01/25/2024	#	1,538,121	1,554,989
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		157,229	158,577

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.716%	12/08/2020	#	$2,922,044	$2,948,199

				12,401,635

TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,220,590)				31,985,081

U.S. TREASURY OBLIGATIONS—15.9%
U.S. Treasury Notes—15.9%
U.S. Treasury Note
1.250%	10/31/2018		8,600,000	8,463,277
0.875%	09/15/2016 - 11/30/2016		34,355,000	34,487,055
0.750%	01/15/2017 - 10/31/2017		6,710,000	6,620,211
0.625%	07/15/2016 - 02/15/2017		22,359,000	22,348,835
0.500%	06/15/2016		10,765,000	10,759,531
0.375%	03/15/2016	‡‡	315,000	314,815
0.250%	04/30/2014 - 02/29/2016		17,500,000	17,494,183

				100,487,907

TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,661,968)				100,487,907

GOVERNMENT RELATED OBLIGATIONS—4.5%
U.S. Government Agencies—0.5%
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017		3,000,000	2,988,945

Non-U.S. Government Agencies—0.3%
IPIC GMTN Ltd. (Cayman Islands)
3.125%	11/15/2015	^†	500,000	518,000
Petroleos Mexicanos (Mexico)
2.257%	07/18/2018	#	940,000	982,300

				1,500,300

Sovereign Debt—0.5%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,610,000	1,610,386
Panama Government International Bond (Panama)
7.250%	03/15/2015		60,000	63,675
Qatar Government International Bond (Qatar)
3.125%	01/20/2017	^†	780,000	825,240
South Africa Government International Bond (South Africa)
6.500%	06/02/2014		880,000	887,920

				3,387,221

Supranational—0.9%
European Investment Bank
1.125%	04/15/2015		5,555,000	5,606,662

U.S. Municipal Bonds—2.3%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	3,819,621
5.250%	04/01/2014		1,655,000	1,655,215
1.050%	02/01/2016		755,000	759,100
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
2.995%	07/01/2020		3,125,000	3,109,906
1.298%	07/01/2016		2,765,000	2,798,844

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Illinois State Toll Highway Authority, Series B (Illinois)
5.000%	12/01/2018		$2,230,000	$2,592,085

				14,734,771

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $27,660,182)				28,217,899

ASSET-BACKED SECURITIES—11.7%
Automobiles—1.9%
Ally Master Owner Trust Series 2013-1, Class A1
0.605%	02/15/2018	#	1,300,000	1,303,024
Ally Master Owner Trust Series 2013-2, Class A
0.605%	04/15/2018	#	1,600,000	1,604,040
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	327,911
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		330,000	329,635
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	1,263,862	1,266,567
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		3,500,000	3,503,792
Nissan Auto Receivables Owner Trust Series 2011-A, Class A4
1.940%	09/15/2017		1,255,351	1,267,913
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.455%	02/15/2018	#	2,150,000	2,152,956

				11,755,838

Credit Card—9.0%
BA Credit Card Trust Series 2014-A1, Class A
0.535%	06/15/2021	#	5,600,000	5,608,010
Cabela’s Master Credit Card Trust Series 2014-1, Class A
0.504%	03/16/2020	#	2,195,000	2,196,688
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		2,100,000	2,399,800
Capital One Multi-Asset Execution Trust Series 2007-A5, Class A5
0.195%	07/15/2020	#	4,900,000	4,862,001
Chase Issuance Trust Series 2007-B1, Class B1
0.405%	04/15/2019	#	1,500,000	1,488,633
Chase Issuance Trust Series 2013-A9, Class A
0.575%	11/16/2020	#	5,500,000	5,516,445
Chase Issuance Trust Series 2006-A2, Class A2
5.160%	04/16/2018		2,114,000	2,291,466
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,930,807
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	1,046,371

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.305%	01/23/2020	#	$3,300,000	$3,405,075
Discover Card Execution Note Trust Series 2013-A6, Class A6
0.605%	04/15/2021	#	5,558,000	5,587,721
Discover Card Execution Note Trust Series 2014-A1, Class A1
0.585%	07/15/2021	#	3,200,000	3,211,522
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		1,450,000	1,455,284
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,000,000	2,007,918
GE Capital Credit Card Master Note Trust Series 2012-6, Class A
1.360%	08/17/2020		1,840,000	1,816,905
GE Capital Credit Card Master Note Trust Series 2012-3, Class A
0.605%	03/15/2020	#	5,720,000	5,702,797
GE Capital Credit Card Master Note Trust Series 2012-5, Class A
0.950%	06/15/2018		1,390,000	1,395,854
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.855%	02/15/2017	#^	2,700,000	2,714,394

				56,637,691

Other—0.7%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,807,628	1,817,239
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	250,122
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	452,046	452,734
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.854%	12/10/2018	#^	1,800,000	1,805,616

				4,325,711

Student Loan—0.1%
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.435%	06/25/2021	#^	950,000	950,484

TOTAL ASSET-BACKED SECURITIES (Cost $73,689,007)				73,669,724

			Shares	Value
MONEY MARKET FUNDS—4.3%
Institutional Money Market Funds—4.3%
Dreyfus Institutional Cash Advantage Fund, 0.05%		††¥	1,900,000	1,900,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%			¥17,019,351	17,019,351
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		††¥	897,998	897,998

Vantagepoint Low Duration Bond Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	††¥	2,000,000	$2,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	1,900,000	1,900,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	1,900,000	1,900,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	1,900,000	1,900,000

TOTAL MONEY MARKET FUNDS (Cost $27,517,349)			27,517,349

TOTAL INVESTMENTS—101.8% (Cost $637,106,747)			642,810,850
Other assets less liabilities—(1.8%)			(11,098,475)

NET ASSETS—100.0%			$631,712,375

Legend to the Schedule of Investments:

GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $106,672,637, which represents 16.9% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—1.4%
Consumer Finance—0.5%
SLM Corp. MTN
6.250%	01/25/2016		$2,400,000	$2,589,000
5.050%	11/14/2014		500,000	512,500

				3,101,500

Diversified Telecommunication Services—0.5%
AT&T, Inc.
0.654%	03/30/2017	#	3,000,000	3,000,423

Electric Utilities—0.2%
Electricite de France (France)
1.150%	01/20/2017	^	200,000	199,813
0.694%	01/20/2017	#^	700,000	702,685

				902,498

Multi-Utilities—0.1%
RWE AG (Germany)
7.000%	10/12/2072	#	400,000	433,000

Oil, Gas & Consumable Fuels—0.1%
Canadian Natural Resources Ltd. (Canada)
0.609%	03/30/2016	#	600,000	600,003

TOTAL CORPORATE OBLIGATIONS
(Cost $7,820,608)				8,037,424

MORTGAGE-BACKED SECURITIES—0.5%
U.S. Government Agency Mortgage-Backed Securities— 0.5%
Federal National Mortgage Association TBA
3.000%	04/25/2044
(Cost $2,882,813)			3,000,000	2,896,406

U.S. TREASURY OBLIGATIONS—94.0%
U.S. Treasury Inflation Protected Securities Bonds—33.3%
U.S. Treasury Bond
3.875%	04/15/2029	‡‡	7,175,000	14,431,816
3.625%	04/15/2028		8,395,000	16,528,249
3.375%	04/15/2032		869,100	1,585,349
2.500%	01/15/2029		14,820,000	19,633,009
2.375%	01/15/2025 - 01/15/2027		49,902,400	71,678,108
2.125%	02/15/2040 - 02/15/2041		9,175,100	11,853,198
2.000%	01/15/2026		17,585,000	23,631,124
1.750%	01/15/2028		16,120,000	19,970,390
1.375%	02/15/2044		6,380,000	6,549,554
0.750%	02/15/2042		8,984,500	8,125,162
0.625%	02/15/2043		5,515,000	4,708,918

				198,694,877

U.S. Treasury Inflation Protected Securities Notes—60.7%
U.S. Treasury Note
2.625%	07/15/2017		19,000,000	24,023,937
2.500%	07/15/2016		7,124,800	9,008,782
2.375%	01/15/2017		10,000	12,710
2.125%	01/15/2019		4,712,600	5,737,667
2.000%	01/15/2016		7,375,000	9,228,595
1.875%	07/15/2015 - 07/15/2019		13,091,900	16,094,614
1.625%	01/15/2018		100,000	121,269
1.375%	07/15/2018 - 01/15/2020		7,889,800	9,246,628
1.250%	07/15/2020		21,650,000	25,046,650
1.125%	01/15/2021		26,390,000	29,980,863
0.625%	07/15/2021 - 01/15/2024		34,771,500	36,394,223
0.500%	04/15/2015		1,000,000	1,101,990
0.375%	07/15/2023		39,295,000	39,096,234

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.125%	04/15/2016 - 01/15/2023		$152,142,300	$156,962,974

				362,057,136

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $559,386,334)				560,752,013

GOVERNMENT RELATED OBLIGATIONS—1.5%
U.S. Government Agencies—1.3%
Federal Home Loan Bank Discount Note
0.080%	09/17/2014		7,100,000	7,098,665
New Valley Generation I
7.299%	03/15/2019		565,357	655,679

				7,754,344

Non-U.S. Government Agencies—0.2%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021		1,200,000	1,267,806

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $8,946,625)				9,022,150

ASSET-BACKED SECURITIES—0.5%
Home Equity—0.4%
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.354%	10/25/2035	#	80,870	80,597
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.494%	11/25/2035	#	883,187	859,303
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF6, Class M2
0.594%	05/25/2036	#	1,300,000	1,159,460
Long Beach Mortgage Loan Trust
Series 2005-2, Class M4
1.084%	04/25/2035	#	300,000	288,111
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.034%	06/25/2033		100,296	101,873

				2,489,344

Manufactured Housing—0.0%
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.681%	12/01/2033	#	215,408	217,796

Other—0.0%
Park Place Securities, Inc.
Series 2004-WWF1, Class M2
1.174%	12/25/2034	#	125,411	125,473

Student Loan—0.1%
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
1.010%	10/26/2020	#	177,899	177,861

South Carolina Student Loan Corp.
Series 2010-1, Class A1
0.689%	01/25/2021	#	89,511	89,538

				267,399

TOTAL ASSET-BACKED SECURITIES
(Cost $2,963,055)				3,100,012

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
		Shares	Value
MONEY MARKET FUNDS—2.2%
Institutional Money Market Fund—2.2%
Fidelity Institutional Money Market: Money Market Portfolio – Institutional Class, 0.09%	¥
(Cost $12,952,330)		12,952,330	$12,952,330

TOTAL INVESTMENTS—100.1%
(Cost $594,951,765)			596,760,335
Other assets less liabilities—(0.1%)			(409,673)

NET ASSETS—100.0%			$596,350,662

Legend to the Schedule of Investments:

MTN	Medium Term Note
TBA	Security is subject to delayed delivery.

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $902,498, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—94.9%
Aerospace & Defense—1.8%
Alliant Techsystems, Inc.		4,000	$568,600
B/E Aerospace, Inc.	*	6,300	546,777
Boeing Co. (The)		91,100	11,432,139
Exelis, Inc.		29,100	553,191
General Dynamics Corp.		5,200	566,384
Honeywell International, Inc.		113,900	10,565,364
L-3 Communications Holdings, Inc.		4,700	555,305
Northrop Grumman Corp.		4,700	579,886
Raytheon Co.		6,000	592,740
Rockwell Collins, Inc.		7,400	589,558
Spirit AeroSystems Holdings, Inc., Class A	*	250,820	7,070,616
Textron, Inc.		14,800	581,492
Triumph Group, Inc.		9,000	581,220
United Technologies Corp.		82,700	9,662,668

			44,445,940

Air Freight & Logistics—2.1%
FedEx Corp.		323,896	42,935,654
United Parcel Service, Inc., Class B		85,800	8,355,204

			51,290,858

Airlines—0.4%
Alaska Air Group, Inc.		6,000	559,860
American Airlines Group, Inc.	*	15,100	552,660
Delta Air Lines, Inc.		16,300	564,795
Southwest Airlines Co.		23,700	559,557
United Continental Holdings, Inc.	*	177,800	7,935,214

			10,172,086

Auto Components—0.3%
Allison Transmission Holdings, Inc.		18,900	565,866
Gentex Corp.		18,400	580,152
Johnson Controls, Inc.		121,600	5,754,112
Lear Corp.		6,600	552,552
TRW Automotive Holdings Corp.	*	7,400	603,988

			8,056,670

Automobiles—0.5%
Ford Motor Co.		311,600	4,860,960
General Motors Co.		213,572	7,351,148

			12,212,108

Banks—8.1%
Associated Banc-Corp		31,500	568,890
Bank of America Corp.		831,086	14,294,679
Bank of Hawaii Corp.		9,200	557,612
BankUnited, Inc.		16,600	577,182
BB&T Corp.		232,910	9,355,995
BOK Financial Corp.		8,200	566,210
CapitalSource, Inc.		38,500	561,715
CIT Group, Inc.		11,400	558,828
Citigroup, Inc.		298,005	14,185,038
City National Corp./California		6,800	535,296
Comerica, Inc.		11,300	585,340
Commerce Bancshares, Inc./Missouri		12,100	561,682
Cullen/Frost Bankers, Inc.		7,400	573,722
East West Bancorp, Inc.		15,500	565,750
Fifth Third Bancorp		23,800	546,210
First Citizens BancShares, Inc./North Carolina, Class A		2,400	577,800
First Horizon National Corp.		46,600	575,044
First Niagara Financial Group, Inc.		59,800	565,110
First Republic Bank/California		10,300	556,097

Vantagepoint Equity Income Fund
			Shares	Value
COMMON STOCKS—(Continued)
Fulton Financial Corp.			44,800	$563,584
Huntington Bancshares, Inc./Ohio			57,400	572,278
JPMorgan Chase & Co.			777,830	47,222,059
KeyCorp			41,200	586,688
M&T Bank Corp.			4,700	570,110
PNC Financial Services Group, Inc. (The)			329,285	28,647,795
Popular, Inc. (Puerto Rico)	*		18,600	576,414
Regions Financial Corp.			337,900	3,754,069
Signature Bank/New York	*		4,500	565,155
SunTrust Banks, Inc.			222,400	8,849,296
SVB Financial Group	*		4,300	553,754
Synovus Financial Corp.			165,900	562,401
TCF Financial Corp.			34,000	566,440
U.S. Bancorp/Minnesota			348,200	14,923,852
Valley National Bancorp			53,200	553,812
Wells Fargo & Co.			924,220	45,970,703
Zions Bancorporation			18,500	573,130

				202,479,740

Beverages—1.0%
Anheuser-Busch InBev NV ADR (Belgium)			73,500	7,739,550
Beam, Inc.			6,700	558,110
Constellation Brands, Inc., Class A	*		6,700	569,299
Diageo plc ADR (United Kingdom)			54,800	6,827,532
Dr. Pepper Snapple Group, Inc.			14,100	767,886
Molson Coors Brewing Co., Class B			9,700	570,942
PepsiCo, Inc.			82,000	6,847,000

				23,880,319

Biotechnology—0.3%
Amgen, Inc.			67,060	8,271,180

Building Products—0.4%
A.O. Smith Corp.			12,400	570,648
Allegion plc (Ireland)			10,700	558,219
Fortune Brands Home & Security, Inc.			13,600	572,288
Masco Corp.			197,600	4,388,696
Owens Corning, Inc.			13,400	578,478
USG Corp.	*	†	107,600	3,520,672

				10,189,001

Capital Markets—3.9%
American Capital Ltd.	*		38,400	606,336
Ameriprise Financial, Inc.			72,970	8,031,808
Ares Capital Corp.			31,400	553,268
Artisan Partners Asset Management, Inc., Class A			8,500	546,125
Bank of New York Mellon Corp. (The)			1,113,420	39,292,592
BlackRock, Inc.			34,925	10,983,214
Charles Schwab Corp. (The)			20,000	546,600
Credit Suisse Group AG ADR (Switzerland)	*		121,700	3,940,646
E*TRADE Financial Corp.	*		23,600	543,272
Federated Investors, Inc., Class B			19,300	589,422
Goldman Sachs Group, Inc. (The)			57,390	9,403,351
Invesco Ltd.			15,100	558,700
Legg Mason, Inc.			168,900	8,282,856
LPL Financial Holdings, Inc.			10,900	572,686
Morgan Stanley			17,500	545,475
Northern Trust Corp.			131,900	8,647,364
Och-Ziff Capital Management Group LLC, Class A			38,300	527,391
Raymond James Financial, Inc.			10,500	587,265

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
SEI Investments Co.		15,700	$527,677
State Street Corp.		8,100	563,355
TD Ameritrade Holding Corp.		16,100	546,595

			96,395,998

Chemicals—1.2%
Air Products & Chemicals, Inc.		4,800	571,392
Albemarle Corp.		8,500	564,570
Ashland, Inc.		5,700	567,036
Cabot Corp.		9,800	578,788
CF Industries Holdings, Inc.		2,200	573,408
Cytec Industries, Inc.		5,800	566,138
Dow Chemical Co. (The)		187,660	9,118,399
E.I. Du Pont de Nemours & Co.		136,846	9,182,367
Huntsman Corp.		22,800	556,776
Kronos Worldwide, Inc.		34,100	568,788
Mosaic Co. (The)		11,600	580,000
Potash Corp. of Saskatchewan, Inc. (Canada)		101,800	3,687,196
PPG Industries, Inc.		2,900	561,034
Rockwood Holdings, Inc.		7,500	558,000
RPM International, Inc.		13,200	552,288
Sigma-Aldrich Corp.		5,700	532,266
W.R. Grace & Co.	*	5,600	555,352
Westlake Chemical Corp.		9,000	595,620

			30,469,418

Commercial Services & Supplies—0.2%
ADT Corp. (The)		18,700	560,065
Cintas Corp.		9,100	542,451
Covanta Holding Corp.		31,000	559,550
Iron Mountain, Inc.		20,400	562,428
KAR Auction Services, Inc.		19,100	579,685
Pitney Bowes, Inc.		23,400	608,166
R.R. Donnelley & Sons Co.		31,500	563,850
Republic Services, Inc.		16,400	560,224
Waste Connections, Inc.		12,500	548,250
Waste Management, Inc.		13,700	576,359

			5,661,028

Communications Equipment—1.5%
Brocade Communications Systems, Inc.	*	54,100	574,001
Cisco Systems, Inc.		1,092,105	24,474,073
CommScope Holding Co., Inc.	*	23,300	575,044
EchoStar Corp., Class A	*	11,900	565,964
Harris Corp.		119,500	8,742,620
JDS Uniphase Corp.	*	42,300	592,200
Juniper Networks, Inc.	*	21,600	556,416
Motorola Solutions, Inc.		8,500	546,465
Polycom, Inc.	*	41,300	566,636
Riverbed Technology, Inc.	*	28,700	565,677

			37,759,096

Construction & Engineering—0.1%
AECOM Technology Corp.	*	18,400	591,928
Fluor Corp.		7,300	567,429
Jacobs Engineering Group, Inc.	*	8,700	552,450
KBR, Inc.		20,900	557,612
Quanta Services, Inc.	*	15,300	564,570
URS Corp.		11,800	555,308

			3,389,297

Construction Materials—0.3%
Vulcan Materials Co.		105,400	7,003,830

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Consumer Finance—0.5%
American Express Co.		92,700	$8,345,781
Capital One Financial Corp.		7,300	563,268
Discover Financial Services		10,100	587,719
Santander Consumer USA Holdings, Inc.	*	143,470	3,454,758
SLM Corp.		22,700	555,696

			13,507,222

Containers & Packaging—0.4%
AptarGroup, Inc.		8,700	575,070
Avery Dennison Corp.		10,800	547,236
Bemis Co., Inc.		14,600	572,904
Crown Holdings, Inc.	*	12,400	554,776
Greif, Inc., Class A		10,500	551,145
MeadWestvaco Corp.		124,700	4,693,708
Owens-Illinois, Inc.	*	17,300	585,259
Rock-Tenn Co., Class A		5,200	548,964
Sonoco Products Co.		13,400	549,668

			9,178,730

Distributors—0.2%
Genuine Parts Co.		60,052	5,215,516

Diversified Consumer Services—0.1%
Apollo Education Group, Inc.	*	16,600	568,384
DeVry Education Group, Inc.		13,800	584,982
Graham Holdings Co., Class B		800	563,000
Service Corp. International		30,500	606,340
Weight Watchers International, Inc.		27,200	558,688

			2,881,394

Diversified Financial Services—0.6%
Berkshire Hathaway, Inc., Class B	*	4,600	574,862
CME Group, Inc.		7,400	547,674
ING US, Inc.		15,400	558,558
Interactive Brokers Group, Inc., Class A		26,300	569,921
IntercontinentalExchange Group, Inc.		44,535	8,810,359
Leucadia National Corp.		19,600	548,800
McGraw Hill Financial, Inc.		23,500	1,793,050
MSCI, Inc.	*	12,500	537,750
NASDAQ OMX Group, Inc. (The)		14,800	546,712

			14,487,686

Diversified Telecommunication Services—4.5%
AT&T, Inc.		351,242	12,318,057
CenturyLink, Inc.		136,590	4,485,615
Frontier Communications Corp.		102,300	583,110
Intelsat SA (Luxembourg)	*	29,900	559,728
Level 3 Communications, Inc.	*	1,112,299	43,535,383
Telefonica SA (Spain)		161,958	2,566,507
tw telecom inc.	*	903,789	28,252,444
Verizon Communications, Inc.		22,354	1,063,154
Verizon Communications, Inc.		373,035	17,745,275
Windstream Holdings, Inc.		66,800	550,432

			111,659,705

Electric Utilities—2.4%
American Electric Power Co., Inc.		11,700	592,722
Duke Energy Corp.		135,823	9,673,314
Edison International		105,925	5,996,414
Entergy Corp.		117,000	7,821,450
Exelon Corp.		208,800	7,007,328
FirstEnergy Corp.		128,200	4,362,646
Great Plains Energy, Inc.		21,000	567,840
Hawaiian Electric Industries, Inc.		22,400	569,408

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
NextEra Energy, Inc.		50,200	$4,800,124
Northeast Utilities		180,910	8,231,405
OGE Energy Corp.		16,300	599,188
Pepco Holdings, Inc.		29,100	595,968
Pinnacle West Capital Corp.		10,300	562,998
PPL Corp.		17,100	566,694
Southern Co. (The)		13,500	593,190
Westar Energy, Inc.		16,900	594,204
Xcel Energy, Inc.		179,900	5,461,764

			58,596,657

Electrical Equipment—1.1%
Babcock & Wilcox Co. (The)		16,900	561,080
Eaton Corp. plc (Ireland)		197,545	14,839,580
Emerson Electric Co.		147,500	9,853,000
Hubbell, Inc., Class B		5,000	599,350
Regal-Beloit Corp.		7,500	545,325

			26,398,335

Electronic Equipment, Instruments & Components—0.6%
Arrow Electronics, Inc.	*	9,500	563,920
Avnet, Inc.		12,500	581,625
AVX Corp.		42,700	562,786
CDW Corp.		21,100	578,984
Corning, Inc.		439,300	9,146,226
Dolby Laboratories, Inc., Class A	*	12,700	565,150
FLIR Systems, Inc.		15,800	568,800
Ingram Micro, Inc., Class A	*	19,400	573,464
Jabil Circuit, Inc.		32,400	583,200
Knowles Corp.	*	17,600	555,632
Tech Data Corp.	*	9,700	591,312
Vishay Intertechnology, Inc.		38,100	566,928
Zebra Technologies Corp., Class A	*	8,100	562,221

			16,000,248

Energy Equipment & Services—1.4%
Atwood Oceanics, Inc.	*	11,200	564,368
Baker Hughes, Inc.		8,800	572,176
Cameron International Corp.	*	9,400	580,638
Diamond Offshore Drilling, Inc.	†	108,400	5,285,584
Frank’s International NV (Netherlands)		22,000	545,160
Halliburton Co.		189,020	11,131,388
Helmerich & Payne, Inc.		5,200	559,312
McDermott International, Inc.	*	71,200	556,784
Nabors Industries Ltd. (Bermuda)		23,100	569,415
National Oilwell Varco, Inc.		7,400	576,238
Oil States International, Inc.	*	5,800	571,880
Patterson-UTI Energy, Inc.		18,400	582,912
Rowan Cos. plc, Class A	*	16,900	569,192
RPC, Inc.		27,700	565,634
Schlumberger Ltd.		89,700	8,745,750
Superior Energy Services, Inc.		19,100	587,516
Tidewater, Inc.		11,700	568,854
Unit Corp.	*	8,700	568,806

			33,701,607

Food & Staples Retailing—0.5%
CVS Caremark Corp.		134,830	10,093,374
Safeway, Inc.		14,700	543,018
Sprouts Farmers Market, Inc.	*	15,700	565,671
Sysco Corp.		14,800	534,724
Walgreen Co.		8,500	561,255
Wal-Mart Stores, Inc.		7,000	535,010

			12,833,052

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Food Products—2.5%
Archer-Daniels-Midland Co.		217,000	$9,415,630
Bunge Ltd.		7,200	572,472
Campbell Soup Co.	†	173,500	7,786,680
ConAgra Foods, Inc.		18,300	567,849
Dean Foods Co.		36,700	567,382
Ingredion, Inc.		8,000	544,640
J.M. Smucker Co. (The)		5,800	563,992
Kellogg Co.		8,800	551,848
Kraft Foods Group, Inc.		84,800	4,757,280
McCormick & Co., Inc. (Non-Voting Shares)		44,900	3,221,126
Mondelez International, Inc., Class A		911,247	31,483,584
Pinnacle Foods, Inc.		20,200	603,172
Tyson Foods, Inc., Class A		12,900	567,729

			61,203,384

Gas Utilities—0.1%
AGL Resources, Inc.		11,400	558,144
Atmos Energy Corp.		12,200	574,986
National Fuel Gas Co.		7,600	532,304
ONE Gas, Inc.	*	15,900	571,287
Questar Corp.		23,600	561,208
UGI Corp.		13,200	602,052

			3,399,981

Health Care Equipment & Supplies—2.0%
Abbott Laboratories		658,662	25,365,074
Alere, Inc.	*	15,300	525,555
Baxter International, Inc.		91,395	6,724,844
Boston Scientific Corp.	*	41,900	566,488
CareFusion Corp.	*	14,100	567,102
Cooper Cos., Inc. (The)		4,400	604,384
Covidien plc (Ireland)		140,905	10,379,062
DENTSPLY International, Inc.		12,300	566,292
Hill-Rom Holdings, Inc.		14,700	566,538
Hologic, Inc.	*	26,500	569,750
Medtronic, Inc.		9,400	578,476
St. Jude Medical, Inc.		8,700	568,893
Stryker Corp.		7,300	594,731
Teleflex, Inc.		5,200	557,648
Zimmer Holdings, Inc.		5,900	558,022

			49,292,859

Health Care Providers & Services—1.1%
Aetna, Inc.		7,900	592,263
Cardinal Health, Inc.		8,200	573,836
Cigna Corp.		6,900	577,737
Community Health Systems, Inc.	*	15,100	591,467
Envision Healthcare Holdings, Inc.	*	15,700	531,131
Express Scripts Holding Co.	*	7,300	548,157
HCA Holdings, Inc.	*	11,700	614,250
Health Net, Inc.	*	16,900	574,769
Humana, Inc.		5,200	586,144
LifePoint Hospitals, Inc.	*	10,400	567,320
MEDNAX, Inc.	*	8,800	545,424
Omnicare, Inc.		9,000	537,030
Patterson Cos., Inc.		13,200	551,232
Premier, Inc., Class A	*	16,700	550,265
Quest Diagnostics, Inc.	†	91,500	5,299,680
UnitedHealth Group, Inc.		167,865	13,763,251
Universal Health Services, Inc., Class B		6,700	549,869
VCA Antech, Inc.	*	17,600	567,248

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
WellPoint, Inc.		5,500	$547,525

			28,668,598

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	30,500	549,915
Veeva Systems, Inc., Class A	*	21,100	563,370

			1,113,285

Hotels, Restaurants & Leisure—0.5%
Carnival Corp.		192,500	7,288,050
Choice Hotels International, Inc.		12,200	561,200
Darden Restaurants, Inc.		11,000	558,360
Hyatt Hotels Corp., Class A	*	11,000	591,910
Marriott International, Inc., Class A		10,000	560,200
MGM Resorts International	*	22,200	574,092
Norwegian Cruise Line Holdings Ltd.	*	16,900	545,363
Penn National Gaming, Inc.	*	47,500	585,200
Royal Caribbean Cruises Ltd.		10,700	583,792
Starwood Hotels & Resorts Worldwide, Inc.		6,800	541,280
Wendy’s Co. (The)		62,193	567,200

			12,956,647

Household Durables—0.8%
D.R. Horton, Inc.		25,400	549,910
Garmin Ltd. (Switzerland)		10,000	552,600
Harman International Industries, Inc.		5,300	563,920
Leggett & Platt, Inc.		17,500	571,200
Lennar Corp., Class A		13,900	550,718
Mohawk Industries, Inc.	*	4,100	557,518
Newell Rubbermaid, Inc.		225,245	6,734,826
NVR, Inc.	*	500	573,500
PulteGroup, Inc.		340,765	6,539,280
Taylor Morrison Home Corp., Class A	*	24,600	578,100
Toll Brothers, Inc.	*	14,800	531,320
Whirlpool Corp.		9,400	1,404,924

			19,707,816

Household Products—0.5%
Clorox Co. (The)	†	95,700	8,422,557
Energizer Holdings, Inc.		5,500	554,070
Kimberly-Clark Corp.		5,200	573,300
Procter & Gamble Co. (The)		27,000	2,176,200

			11,726,127

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		250,800	3,581,424
Calpine Corp.	*	26,200	547,842
NRG Energy, Inc.		19,000	604,200

			4,733,466

Industrial Conglomerates—3.1%
3M Co.		53,335	7,235,426
Carlisle Cos., Inc.		6,900	547,446
Danaher Corp.		7,100	532,500
General Electric Co.		1,375,380	35,608,588
Koninklijke Philips NV NYRS (Netherlands)		929,333	32,675,349

			76,599,309

Insurance—9.1%
ACE Ltd. (Switzerland)		122,700	12,154,662
Aflac, Inc.		8,800	554,752
Alleghany Corp.	*	1,400	570,332
Allied World Assurance Co. Holdings AG (Switzerland)		5,400	557,226

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Allstate Corp. (The)		174,400	$9,867,552
American Financial Group, Inc.		9,400	542,474
American International Group, Inc.		158,395	7,921,334
American National Insurance Co.		4,800	542,640
Aon plc (United Kingdom)		371,792	31,334,630
Arch Capital Group Ltd. (Bermuda)	*	9,400	540,876
Aspen Insurance Holdings Ltd. (Bermuda)		13,500	535,950
Assurant, Inc.		8,200	532,672
Assured Guaranty Ltd. (Bermuda)		23,500	595,020
Axis Capital Holdings Ltd. (Bermuda)		12,100	554,785
Brown & Brown, Inc.		17,600	541,376
Chubb Corp. (The)		88,700	7,920,910
Cincinnati Financial Corp.		11,600	564,456
CNA Financial Corp.		12,800	546,816
Endurance Specialty Holdings Ltd. (Bermuda)		10,500	565,215
Everest Re Group Ltd. (Bermuda)		3,500	535,675
Fairfax Financial Holdings Ltd. (Canada)		59,322	25,692,358
Fidelity National Financial, Inc., Class A		18,600	584,784
Genworth Financial, Inc., Class A	*	32,100	569,133
Hanover Insurance Group, Inc. (The)		9,300	571,392
Hartford Financial Services Group, Inc. (The)		15,000	529,050
HCC Insurance Holdings, Inc.		11,900	541,331
Kemper Corp.		14,500	567,965
Lincoln National Corp.		11,200	567,504
Loews Corp.		1,011,324	44,548,822
Markel Corp.	*	900	536,490
Marsh & McLennan Cos., Inc.		464,735	22,911,435
MBIA, Inc.	*	39,900	558,201
Mercury General Corp.		12,400	558,992
MetLife, Inc.		10,100	533,280
Old Republic International Corp.		35,300	578,920
PartnerRe Ltd. (Bermuda)		5,300	548,550
Principal Financial Group, Inc.		122,415	5,629,866
ProAssurance Corp.		12,700	565,531
Progressive Corp. (The)		23,200	561,904
Protective Life Corp.		10,700	562,713
Prudential Financial, Inc.		6,500	550,225
Reinsurance Group of America, Inc.		7,100	565,373
RenaissanceRe Holdings Ltd. (Bermuda)		5,500	536,800
StanCorp Financial Group, Inc.		8,200	547,760
Sun Life Financial, Inc. (Canada)		90,700	3,140,941
Torchmark Corp.		7,000	550,900
Travelers Cos., Inc. (The)		293,085	24,941,534
Unum Group		170,995	6,037,833
Validus Holdings Ltd. (Bermuda)		14,900	561,879
W.R. Berkley Corp.		13,500	561,870
White Mountains Insurance Group Ltd.		900	539,910
Willis Group Holdings plc (United Kingdom)		54,300	2,396,259
XL Group plc (Ireland)		17,400	543,750

			226,672,608

Internet & Catalog Retail—0.0%
Liberty Interactive Corp., Series A	*	18,600	536,982
zulily, Inc., Class A	*	10,600	532,014

			1,068,996

Internet Software & Services—0.1%
AOL, Inc.	*	13,000	569,010
Twitter, Inc.	*	12,500	583,375

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yahoo!, Inc.	*	15,600	$560,040

			1,712,425

IT Services—0.6%
Amdocs Ltd.		12,000	557,520
Booz Allen Hamilton Holding Corp.		25,200	554,400
Computer Sciences Corp.		98,200	5,972,524
CoreLogic, Inc.	*	18,800	564,752
DST Systems, Inc.		5,900	559,261
Fidelity National Information Services, Inc.		10,400	555,880
Leidos Holdings, Inc.		16,100	569,457
Paychex, Inc.		13,200	562,320
Science Applications International Corp.		15,100	564,589
Total System Services, Inc.		18,800	571,708
VeriFone Systems, Inc.	*	16,900	571,558
Western Union Co. (The)		162,900	2,665,044
Xerox Corp.		50,700	572,910

			14,841,923

Leisure Products—0.4%
Hasbro, Inc.		10,100	561,762
Mattel, Inc.		208,400	8,358,924

			8,920,686

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		10,200	570,384
Bio-Rad Laboratories, Inc., Class A	*	4,400	563,728
Charles River Laboratories International, Inc.	*	9,200	555,128
PerkinElmer, Inc.		13,200	594,792
QIAGEN NV (Netherlands)	*	26,700	563,103
Quintiles Transnational Holdings, Inc.	*	11,700	594,009
Techne Corp.		6,400	546,368
Thermo Fisher Scientific, Inc.		5,000	601,200

			4,588,712

Machinery—2.5%
AGCO Corp.		10,400	573,664
Caterpillar, Inc.		6,000	596,220
Crane Co.		8,200	583,430
Cummins, Inc.		3,900	581,061
Deere & Co.		54,700	4,966,760
Donaldson Co., Inc.		13,300	563,920
Dover Corp.		6,900	564,075
Harsco Corp.		24,100	564,663
IDEX Corp.		7,500	546,675
Illinois Tool Works, Inc.		212,180	17,256,599
Ingersoll-Rand plc (Ireland)		114,945	6,579,452
Joy Global, Inc.	†	99,200	5,753,600
Kennametal, Inc.		12,500	553,750
Navistar International Corp.	*	17,500	592,725
Oshkosh Corp.		9,700	571,039
PACCAR, Inc.		87,515	5,902,012
Parker Hannifin Corp.		4,700	562,637
Pentair Ltd. (Registered) (Switzerland)		7,000	555,380
Snap-on, Inc.		5,100	578,748
SPX Corp.		5,500	540,705
Stanley Black & Decker, Inc.		74,300	6,036,132
Terex Corp.		13,200	584,760
Timken Co. (The)		9,900	581,922
Trinity Industries, Inc.		7,700	554,939
Xylem, Inc.		157,600	5,739,792

			62,484,660

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Marine—0.0%
Kirby Corp.	*	5,500	$556,875

Media—4.1%
Cablevision Systems Corp., Class A	†	201,400	3,397,618
CBS Corp. (Non-Voting Shares), Class B		89,030	5,502,054
Comcast Corp., Class A		262,460	13,128,249
DIRECTV	*	43,000	3,286,060
DreamWorks Animation SKG, Inc., Class A	*	21,300	565,515
Gannett Co., Inc.		20,300	560,280
Interpublic Group of Cos., Inc. (The)		302,800	5,189,992
John Wiley & Sons, Inc., Class A		9,800	564,872
Liberty Global plc, Series A (United Kingdom)	*	13,700	569,920
Liberty Global plc, Series C (United Kingdom)	*	14,000	569,940
Liberty Media Corp., Series A	*	4,300	562,139
Madison Square Garden Co. (The), Class A	*	57,200	3,247,816
New York Times Co. (The), Class A		184,600	3,160,352
News Corp., Class A	*	1,707,648	29,405,699
News Corp., Class B	*	518,104	8,652,337
Pearson plc (United Kingdom)		103,453	1,836,664
Regal Entertainment Group, Class A		29,900	558,532
Sirius XM Holdings, Inc.	*	175,800	562,560
Starz, Class A	*	17,600	568,128
Thomson Reuters Corp.		178,580	6,107,436
Time Warner, Inc.		138,633	9,056,894
Twenty-First Century Fox, Inc., Class A		17,300	553,081
Walt Disney Co. (The)		62,400	4,996,368

			102,602,506

Metals & Mining—1.0%
Alcoa, Inc.		46,800	602,316
Allegheny Technologies, Inc.		15,000	565,200
Carpenter Technology Corp.		8,700	574,548
Cliffs Natural Resources, Inc.		28,800	589,248
Freeport-McMoRan Copper & Gold, Inc.		17,500	578,725
Newmont Mining Corp.		154,400	3,619,136
Nucor Corp.		221,000	11,169,340
Reliance Steel & Aluminum Co.		8,000	565,280
Royal Gold, Inc.		8,900	557,318
Steel Dynamics, Inc.		289,400	5,148,426
Tahoe Resources, Inc.	*	26,400	558,360
United States Steel Corp.		20,300	560,483

			25,088,380

Multiline Retail—1.0%
Big Lots, Inc.	*	15,000	568,050
Dillard’s, Inc., Class A		6,200	572,880
J.C. Penney Co., Inc.	*	59,300	511,166
Kohl’s Corp.		161,500	9,173,200
Macy’s, Inc.		111,300	6,598,977
Nordstrom, Inc.		84,380	5,269,531
Sears Holdings Corp.	*	11,600	554,016
Target Corp.		9,400	568,794

			23,816,614

Multi-Utilities—0.8%
Alliant Energy Corp.		10,400	590,824
Ameren Corp.		13,800	568,560
CenterPoint Energy, Inc.		23,800	563,822

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
CMS Energy Corp.		20,600	$603,168
Consolidated Edison, Inc.		10,000	536,500
Dominion Resources, Inc.		7,900	560,821
DTE Energy Co.		7,700	572,033
Integrys Energy Group, Inc.		10,100	602,465
MDU Resources Group, Inc.		16,400	562,684
NiSource, Inc.		283,600	10,076,308
PG&E Corp.		12,500	540,000
Public Service Enterprise Group, Inc.		14,900	568,286
SCANA Corp.		11,600	595,312
Sempra Energy		6,100	590,236
TECO Energy, Inc.		31,700	543,655
Vectren Corp.		14,500	571,155
Wisconsin Energy Corp.		12,200	567,910

			19,213,739

Oil, Gas & Consumable Fuels—13.2%
Anadarko Petroleum Corp.		167,745	14,218,066
Antero Resources Corp.	*	8,600	538,360
Apache Corp.		170,900	14,176,155
BP plc ADR (United Kingdom)		90,198	4,338,524
Chesapeake Energy Corp.		2,142,800	54,898,536
Chevron Corp.		320,523	38,113,390
Cimarex Energy Co.		4,800	571,728
Cobalt International Energy, Inc.	*	30,400	556,928
ConocoPhillips		52,800	3,714,480
CONSOL Energy, Inc.		1,323,700	52,881,815
Denbury Resources, Inc.		32,800	537,920
Devon Energy Corp.		8,700	582,291
Energen Corp.		7,000	565,670
Eni SpA (Italy)		69,569	1,744,540
EOG Resources, Inc.		40,280	7,901,727
EQT Corp.		6,100	591,517
Exxon Mobil Corp.		292,885	28,609,007
Golar LNG Ltd. (Bermuda)		13,200	550,308
Gulfport Energy Corp.	*	8,300	590,794
Hess Corp.		116,900	9,688,672
HollyFrontier Corp.		11,200	532,896
Kinder Morgan, Inc.		17,400	565,326
Laredo Petroleum, Inc.	*	22,800	589,608
Marathon Oil Corp.		225,290	8,002,301
Marathon Petroleum Corp.		6,100	530,944
Murphy Oil Corp.		703,716	44,235,588
Newfield Exploration Co.	*	18,200	570,752
Noble Energy, Inc.		8,100	575,424
Occidental Petroleum Corp.		93,730	8,931,532
ONEOK, Inc.		9,600	568,800
PBF Energy, Inc., Class A		21,600	557,280
Peabody Energy Corp.		35,100	573,534
Phillips 66		6,900	531,714
Pioneer Natural Resources Co.		2,900	542,706
QEP Resources, Inc.		19,100	562,304
Royal Dutch Shell plc ADR (Netherlands)		159,181	11,629,764
SandRidge Energy, Inc.	*	93,100	571,634
Southwestern Energy Co.	*	159,950	7,359,299
Spectra Energy Corp.		15,800	583,652
Talisman Energy, Inc. (Canada)		159,100	1,587,818
Teekay Corp. (Bermuda)		10,000	562,400
Tesoro Corp.		11,100	561,549
Ultra Petroleum Corp.	*	21,800	586,202
Valero Energy Corp.		10,300	546,930
Whiting Petroleum Corp.	*	8,100	562,059
Williams Cos., Inc. (The)		14,400	584,352

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
World Fuel Services Corp.		12,600	$555,660
WPX Energy, Inc.	*	31,500	567,945

			329,500,401

Paper & Forest Products—0.7%
Domtar Corp. (Canada)		5,000	561,100
International Paper Co.		357,505	16,402,329

			16,963,429

Personal Products—0.2%
Avon Products, Inc.		279,800	4,096,272
Coty, Inc., Class A		37,200	557,256

			4,653,528

Pharmaceuticals—4.0%
AstraZeneca plc ADR (United Kingdom)		116,400	7,552,032
Bristol-Myers Squibb Co.		170,600	8,862,670
Eli Lilly & Co.		9,600	565,056
Forest Laboratories, Inc.	*	6,100	562,847
GlaxoSmithKline plc (United Kingdom)		156,130	4,163,258
Hospira, Inc.	*	13,400	579,550
Johnson & Johnson		217,485	21,363,551
Mallinckrodt plc (Ireland)	*	8,700	551,667
Merck & Co., Inc.		524,570	29,779,839
Pfizer, Inc.		427,216	13,722,178
Roche Holding AG (Genusschein) (Switzerland)		33,730	10,144,762
Zoetis, Inc.		84,000	2,430,960

			100,278,370

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		5,600	556,360
Manpowergroup, Inc.		7,100	559,693
Nielsen Holdings NV		11,900	531,097
Towers Watson & Co., Class A		4,900	558,845

			2,205,995

Real Estate Investment Trusts (REITs)—2.1%
Alexandria Real Estate Equities, Inc. REIT		7,800	565,968
American Campus Communities, Inc. REIT		15,000	560,250
American Capital Agency Corp. REIT		25,400	545,846
American Homes 4 Rent, Class A REIT		34,100	569,811
Annaly Capital Management, Inc. REIT		49,500	543,015
Apartment Investment & Management Co., Class A REIT		18,600	562,092
AvalonBay Communities, Inc. REIT		4,300	564,676
BioMed Realty Trust, Inc. REIT		29,700	608,553
Boston Properties, Inc. REIT		4,900	561,197
Brandywine Realty Trust REIT		39,300	568,278
BRE Properties, Inc. REIT		9,000	565,020
Brixmor Property Group, Inc. REIT		26,600	567,378
Camden Property Trust REIT		8,300	558,922
CBL & Associates Properties, Inc. REIT		33,000	585,750
Chimera Investment Corp. REIT		178,900	547,434
CommonWealth REIT REIT		21,200	557,560
Corporate Office Properties Trust REIT		21,200	564,768
Corrections Corp. of America REIT		16,600	519,912
DDR Corp. REIT		35,800	589,984
Digital Realty Trust, Inc. REIT	†	73,200	3,885,456
Douglas Emmett, Inc. REIT		20,600	559,084
Duke Realty Corp. REIT		34,100	575,608
Equity Lifestyle Properties, Inc. REIT		13,800	560,970

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Equity Residential REIT		9,700	$562,503
Essex Property Trust, Inc. REIT		3,400	578,170
Extra Space Storage, Inc. REIT		11,700	567,567
Federal Realty Investment Trust REIT		4,900	562,128
Gaming and Leisure Properties, Inc. REIT		15,400	561,484
General Growth Properties, Inc. REIT		27,300	600,600
Hatteras Financial Corp. REIT		30,000	565,500
HCP, Inc. REIT		15,100	585,729
Health Care REIT, Inc. REIT		9,500	566,200
Healthcare Trust of America, Inc., Class A REIT		49,300	561,527
Home Properties, Inc. REIT		9,400	565,128
Hospitality Properties Trust REIT		20,400	585,888
Host Hotels & Resorts, Inc. REIT		378,570	7,662,257
Kilroy Realty Corp. REIT		9,500	556,510
Kimco Realty Corp. REIT		25,600	560,128
Liberty Property Trust REIT		15,800	583,968
Macerich Co. (The) REIT		9,300	579,669
Mack-Cali Realty Corp. REIT		27,000	561,330
MFA Financial, Inc. REIT		77,800	602,950
Mid-America Apartment Communities, Inc. REIT		8,300	566,641
National Retail Properties, Inc. REIT		16,500	566,280
Piedmont Office Realty Trust, Inc., Class A REIT		33,300	571,095
Post Properties, Inc. REIT		11,700	574,470
Prologis, Inc. REIT		14,600	596,118
Public Storage REIT		3,300	556,017
Realty Income Corp. REIT		14,200	580,212
Regency Centers Corp. REIT		11,500	587,190
Retail Properties of America, Inc., Class A REIT		43,500	588,990
Senior Housing Properties Trust REIT		24,600	552,762
Simon Property Group, Inc. REIT		3,600	590,400
SL Green Realty Corp. REIT		5,900	593,658
Spirit Realty Capital, Inc. REIT		51,200	562,176
Starwood Property Trust, Inc. REIT		23,500	554,365
Starwood Waypoint Residential Trust REIT	*	19,600	564,284
Taubman Centers, Inc. REIT		8,400	594,636
Two Harbors Investment Corp. REIT		53,800	551,450
UDR, Inc. REIT		21,700	560,511
Ventas, Inc. REIT		9,400	569,358
Vornado Realty Trust REIT		6,100	601,216
Weingarten Realty Investors REIT		19,800	594,000
Weyerhaeuser Co. REIT		188,337	5,527,691
WP Carey, Inc. REIT		9,400	564,658

			52,424,946

Real Estate Management & Development—1.4%
Cheung Kong Holdings Ltd. ADR (Hong Kong)		1,907,000	31,675,270
Forest City Enterprises, Inc., Class A	*	29,000	553,900
Howard Hughes Corp. (The)	*	4,000	570,840
Jones Lang LaSalle, Inc.		4,700	556,950
Realogy Holdings Corp.	*	12,700	551,815
St. Joe Co. (The)	*	28,900	556,325

			34,465,100

Road & Rail—0.5%
AMERCO		2,500	580,300
Con-way, Inc.		13,600	558,688
CSX Corp.		19,200	556,224

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Genesee & Wyoming, Inc., Class A	*	5,600	$544,992
Norfolk Southern Corp.		90,100	8,755,017
Ryder System, Inc.		7,500	599,400

			11,594,621

Semiconductors & Semiconductor Equipment—2.6%
Altera Corp.		15,400	558,096
Analog Devices, Inc.		250,930	13,334,420
Applied Materials, Inc.		372,400	7,604,408
Avago Technologies Ltd. (Singapore)		8,800	566,808
Broadcom Corp., Class A		18,600	585,528
Fairchild Semiconductor International, Inc.	*	41,800	576,422
First Solar, Inc.	*	8,100	565,299
Freescale Semiconductor Ltd.	*	23,500	573,635
Intel Corp.		466,805	12,048,237
KLA-Tencor Corp.		8,400	580,776
Lam Research Corp.	*	9,900	544,500
LSI Corp.		50,100	554,607
Marvell Technology Group Ltd. (Bermuda)		36,300	571,725
Maxim Integrated Products, Inc.		307,845	10,195,826
Micron Technology, Inc.	*	25,600	605,696
NVIDIA Corp.		30,800	551,628
ON Semiconductor Corp.	*	60,600	569,640
Silicon Laboratories, Inc.	*	10,800	564,300
Skyworks Solutions, Inc.	*	15,100	566,552
Teradyne, Inc.	*	28,100	558,909
Texas Instruments, Inc.		130,900	6,171,935
Xilinx, Inc.		102,665	5,571,630

			64,020,577

Software—1.5%
Activision Blizzard, Inc.		26,900	549,836
Adobe Systems, Inc.	*	9,100	598,234
Autodesk, Inc.	*	11,000	540,980
CA, Inc.		86,000	2,663,420
Compuware Corp.		54,000	567,000
Electronic Arts, Inc.	*	19,400	562,794
FireEye, Inc.	*	9,000	554,130
MICROS Systems, Inc.	*	10,700	566,351
Microsoft Corp.		490,390	20,101,086
Nuance Communications, Inc.	*	32,900	564,893
Rovi Corp.	*	24,800	564,944
Symantec Corp.		421,420	8,415,758
Synopsys, Inc.	*	13,700	526,217
Zynga, Inc., Class A	*	119,500	513,850

			37,289,493

Specialty Retail—1.4%
Aaron’s, Inc.		18,800	568,512
Abercrombie & Fitch Co., Class A		14,700	565,950
American Eagle Outfitters, Inc.		44,900	549,576
Ascena Retail Group, Inc.	*	32,400	559,872
AutoZone, Inc.	*	15,025	8,069,927
Best Buy Co., Inc.		21,500	567,815
Chico’s FAS, Inc.		35,000	561,050
CST Brands, Inc.		17,800	556,072
DSW, Inc., Class A		15,700	563,002
Foot Locker, Inc.		12,300	577,854
GameStop Corp., Class A		14,300	587,730
Guess?, Inc.		20,500	565,800
Home Depot, Inc. (The)		81,140	6,420,608
Lowe’s Cos., Inc.		167,345	8,183,171
Murphy USA, Inc.	*	13,700	556,083

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Signet Jewelers Ltd. (Bermuda)		5,600	$592,816
Staples, Inc.		415,300	4,709,502
Tiffany & Co.		5,500	473,825

			35,229,165

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.		18,800	10,090,712
Diebold, Inc.		14,100	562,449
EMC Corp.		482,420	13,223,132
Hewlett-Packard Co.		17,100	553,356
Lexmark International, Inc., Class A		12,400	573,996
SanDisk Corp.		6,900	560,211
Stratasys Ltd.	*	5,400	572,886
Western Digital Corp.		6,500	596,830

			26,733,572

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.		47,600	2,363,816
Deckers Outdoor Corp.	*	7,200	574,056
PVH Corp.		70,140	8,751,368

			11,689,240

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		57,900	569,157
New York Community Bancorp, Inc.		32,900	528,703
People’s United Financial, Inc.		36,200	538,294
TFS Financial Corp.	*	44,900	558,107
Washington Federal, Inc.		23,000	535,900

			2,730,161

Tobacco—0.2%
Philip Morris International, Inc.		65,035	5,324,415
Reynolds American, Inc.		10,900	582,278

			5,906,693

Trading Companies & Distributors—0.1%
Air Lease Corp.		15,300	570,537
GATX Corp.		8,200	556,616
HD Supply Holdings, Inc.	*	22,600	590,990
MRC Global, Inc.	*	21,300	574,248
WESCO International, Inc.	*	6,900	574,218

			2,866,609

Water Utilities—0.0%
American Water Works Co., Inc.		13,100	594,740
Aqua America, Inc.		23,100	579,117

			1,173,857

Wireless Telecommunication Services—0.2%
Sprint Corp.	*	61,800	567,942
Telephone & Data Systems, Inc.		22,100	579,241
T-Mobile US, Inc.	*	16,600	548,298
United States Cellular Corp.		13,800	565,938
Vodafone Group plc (United Kingdom)		463,619	1,704,877

			3,966,296

TOTAL COMMON STOCKS (Cost $1,898,728,188)			2,360,798,370

CONVERTIBLE PREFERRED STOCKS—0.0%
Real Estate Investment Trusts (REITs)—0.0%
Weyerhaeuser Co., Series A 6.375% (Cost $357,500)	†	7,150	390,390

Vantagepoint Equity Income Fund
		Shares	Value
MONEY MARKET FUNDS—6.5%
Institutional Money Market Funds—6.5%
Dreyfus Institutional Cash Advantage Fund, 0.05%	††¥	4,400,000	$4,400,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		¥134,146,483	134,146,483
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	††¥	5,584,546	5,584,546
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	††¥	4,800,000	4,800,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	4,400,000	4,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	4,400,000	4,400,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.06%	††¥	4,400,000	4,400,000

TOTAL MONEY MARKET FUNDS (Cost $162,131,029)			162,131,029

TOTAL INVESTMENTS—101.4% (Cost $2,061,216,717)			2,523,319,789
Other assets less liabilities—(1.4%)			(34,411,805)

NET ASSETS—100.0%			$2,488,907,984

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—95.8%
Aerospace & Defense—2.5%
Boeing Co. (The)		51,600	$6,475,284
Honeywell International, Inc.		26,100	2,421,036
Precision Castparts Corp.		33,500	8,467,460
Spirit AeroSystems Holdings, Inc., Class A	*	363,800	10,255,522
United Technologies Corp.		138,300	16,158,972

			43,778,274

Air Freight & Logistics—1.1%
Expeditors International of Washington, Inc.		407,050	16,131,392
FedEx Corp.		22,900	3,035,624

			19,167,016

Airlines—0.5%
American Airlines Group, Inc.	*	65,900	2,411,940
Delta Air Lines, Inc.		62,400	2,162,160
United Continental Holdings, Inc.	*	73,900	3,298,157

			7,872,257

Auto Components—0.1%
Delphi Automotive plc (United Kingdom)		10,700	726,102
Johnson Controls, Inc.		8,400	397,488
TRW Automotive Holdings Corp.	*	8,300	677,446

			1,801,036

Automobiles—0.2%
Harley-Davidson, Inc.		30,700	2,044,927
Tesla Motors, Inc.	*†	8,300	1,730,135

			3,775,062

Banks—7.2%
BB&T Corp.		235,400	9,456,018
Citigroup, Inc.		436,600	20,782,160
Comerica, Inc.		466,100	24,143,980
JPMorgan Chase & Co.		490,008	29,748,386
PNC Financial Services Group, Inc. (The)		192,300	16,730,100
U.S. Bancorp/Minnesota		22,800	977,208
Wells Fargo & Co.		454,800	22,621,752

			124,459,604

Beverages—1.4%
Anheuser-Busch InBev NV ADR (Belgium)		110,700	11,656,710
Constellation Brands, Inc., Class A	*	11,800	1,002,646
Diageo plc ADR (United Kingdom)	†	83,900	10,453,101
Monster Beverage Corp.	*	10,500	729,225
PepsiCo, Inc.		8,500	709,750

			24,551,432

Biotechnology—3.3%
Alexion Pharmaceuticals, Inc.	*	36,100	5,491,893
Amgen, Inc.		90,600	11,174,604
Biogen Idec, Inc.	*	30,500	9,329,035
Celgene Corp.	*	44,500	6,212,200
Gilead Sciences, Inc.	*	179,000	12,683,940
Pharmacyclics, Inc.	*	3,900	390,858
Regeneron Pharmaceuticals, Inc.	*	10,900	3,273,052
Vertex Pharmaceuticals, Inc.	*	116,800	8,260,096

			56,815,678

Capital Markets—4.9%
Ameriprise Financial, Inc.		20,300	2,234,421
Bank of New York Mellon Corp. (The)		799,950	28,230,236
BlackRock, Inc.		31,300	9,843,224

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Credit Suisse Group AG ADR (Switzerland)	*†	313,801	$10,160,876
Franklin Resources, Inc.		21,700	1,175,706
Goldman Sachs Group, Inc. (The)		49,000	8,028,650
Invesco Ltd.		394,700	14,603,900
Morgan Stanley		99,700	3,107,649
Northern Trust Corp.		13,800	904,728
State Street Corp.		37,500	2,608,125
TD Ameritrade Holding Corp.		95,300	3,235,435

			84,132,950

Chemicals—3.7%
Airgas, Inc.		400	42,604
Dow Chemical Co. (The)		194,800	9,465,332
Ecolab, Inc.		48,000	5,183,520
FMC Corp.		16,100	1,232,616
Monsanto Co.		15,100	1,717,927
Potash Corp. of Saskatchewan, Inc. (Canada)		1,006,100	36,440,942
Praxair, Inc.		30,800	4,033,876
Sherwin-Williams Co. (The)		27,100	5,342,223

			63,459,040

Commercial Services & Supplies—0.9%
Cintas Corp.		259,725	15,482,207

Communications Equipment—1.2%
Cisco Systems, Inc.		778,200	17,439,462
Juniper Networks, Inc.	*	1,800	46,368
QUALCOMM, Inc.		48,300	3,808,938

			21,294,768

Consumer Finance—1.7%
American Express Co.		320,675	28,870,370

Diversified Financial Services—2.2%
Berkshire Hathaway, Inc., Class B	*	225,550	28,186,983
IntercontinentalExchange Group, Inc.		46,400	9,179,312

			37,366,295

Diversified Telecommunication Services—0.9%
AT&T, Inc.		186,406	6,537,259
Verizon Communications, Inc.		201,790	9,599,150

			16,136,409

Electric Utilities—0.4%
Edison International		115,000	6,510,150

Electrical Equipment—0.8%
Eaton Corp. plc (Ireland)		161,400	12,124,368
Roper Industries, Inc.		15,200	2,029,352

			14,153,720

Electronic Equipment, Instruments & Components—1.1%
TE Connectivity Ltd. (Switzerland)		312,475	18,814,120
Trimble Navigation Ltd.	*	12,400	481,988

			19,296,108

Energy Equipment & Services—2.4%
Halliburton Co.		209,500	12,337,455
Schlumberger Ltd.		293,450	28,611,375

			40,948,830

Food & Staples Retailing—1.5%
Costco Wholesale Corp.		14,300	1,597,024
CVS Caremark Corp.		35,600	2,665,016
Walgreen Co.		3,700	244,311
Wal-Mart Stores, Inc.		261,075	19,953,962

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Whole Foods Market, Inc.		45,200	$2,292,092

			26,752,405

Food Products—4.2%
Danone SA ADR (France)		1,832,800	26,007,432
Keurig Green Mountain, Inc.		1,100	116,149
Kraft Foods Group, Inc.		184,000	10,322,400
Nestle SA ADR (Switzerland)		276,375	20,788,928
Unilever plc ADR (United Kingdom)		355,100	15,191,178

			72,426,087

Health Care Equipment & Supplies—2.4%
Baxter International, Inc.		105,200	7,740,616
Becton Dickinson and Co.		10,800	1,264,464
Covidien plc (Ireland)		423,825	31,218,949
Intuitive Surgical, Inc.	*	1,500	656,985
Stryker Corp.		17,900	1,458,313

			42,339,327

Health Care Providers & Services—3.6%
AmerisourceBergen Corp.		297,075	19,485,149
Cardinal Health, Inc.		23,200	1,623,536
Express Scripts Holding Co.	*	5,400	405,486
Henry Schein, Inc.	*	600	71,622
McKesson Corp.		56,800	10,029,176
UnitedHealth Group, Inc.		384,350	31,512,857

			63,127,826

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.		5,400	204,444
Chipotle Mexican Grill, Inc.	*	9,000	5,112,450
Hilton Worldwide Holdings, Inc.	*	39,800	885,152
Las Vegas Sands Corp.		86,800	7,011,704
Marriott International, Inc., Class A		20,771	1,163,591
MGM Resorts International	*	39,500	1,021,470
Starbucks Corp.		90,700	6,655,566
Starwood Hotels & Resorts Worldwide, Inc.		47,900	3,812,840
Wynn Macau Ltd. (Macau)		336,400	1,400,159
Wynn Resorts Ltd.		24,800	5,509,320

			32,776,696

Household Durables—1.1%
Lennar Corp., Class A	†	600	23,772
Newell Rubbermaid, Inc.		262,000	7,833,800
PulteGroup, Inc.		556,000	10,669,640

			18,527,212

Household Products—0.1%
Procter & Gamble Co. (The)		11,900	959,140

Industrial Conglomerates—3.5%
3M Co.		173,750	23,570,925
Danaher Corp.		145,000	10,875,000
General Electric Co.		647,600	16,766,364
Koninklijke Philips NV NYRS (Netherlands)		277,900	9,770,964

			60,983,253

Insurance—2.2%
ACE Ltd. (Switzerland)		78,500	7,776,210
Marsh & McLennan Cos., Inc.		195,700	9,648,010
Principal Financial Group, Inc.		190,000	8,738,100
Willis Group Holdings plc (United Kingdom)		276,400	12,197,532

			38,359,852

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Internet & Catalog Retail—2.1%
Amazon.com, Inc.	*	53,900	$18,138,428
Ctrip.com International Ltd. ADR (China)	*	36,700	1,850,414
Netflix, Inc.	*	8,200	2,886,646
priceline.com, Inc.	*	11,300	13,468,357
TripAdvisor, Inc.	*	3,600	326,124

			36,669,969

Internet Software & Services—2.9%
Akamai Technologies, Inc.	*	41,800	2,433,178
Baidu, Inc. ADR (China)	*	38,000	5,790,440
eBay, Inc.	*	59,700	3,297,828
Facebook, Inc., Class A	*	121,400	7,313,136
Google, Inc., Class A	*	21,200	23,627,612
LinkedIn Corp., Class A	*	13,200	2,441,208
NAVER Corp. (Korea, Republic of)		1,531	1,118,657
Tencent Holdings Ltd. (China)		52,600	3,671,490

			49,693,549

IT Services—3.2%
Accenture plc, Class A (Ireland)		345,675	27,557,211
Alliance Data Systems Corp.	*	5,700	1,552,965
Cognizant Technology Solutions Corp., Class A	*	70,600	3,573,066
Fiserv, Inc.	*	38,300	2,171,227
FleetCor Technologies, Inc.	*	2,400	276,240
MasterCard, Inc., Class A		148,300	11,078,010
Visa, Inc., Class A		41,700	9,001,362

			55,210,081

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.		44,400	5,338,656

Machinery—2.6%
Flowserve Corp.		21,300	1,668,642
Illinois Tool Works, Inc.		242,100	19,689,993
Ingersoll-Rand plc (Ireland)		90,200	5,163,048
PACCAR, Inc.		264,400	17,831,136
Wabtec Corp.		18,200	1,410,500

			45,763,319

Media—2.5%
CBS Corp. (Non-Voting Shares), Class B		114,300	7,063,740
Discovery Communications, Inc., Class C	*	57,650	4,442,509
Interpublic Group of Cos., Inc. (The)		504,000	8,638,560
Thomson Reuters Corp.		211,100	7,219,620
Time Warner, Inc.		210,550	13,755,232
Twenty-First Century Fox, Inc., Class A		31,200	997,464
Walt Disney Co. (The)		19,300	1,545,351

			43,662,476

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)		194,500	3,467,935
Steel Dynamics, Inc.		420,900	7,487,811

			10,955,746

Multiline Retail—1.1%
Dollar General Corp.	*	153,600	8,521,728
Dollar Tree, Inc.	*	19,800	1,033,164
Nordstrom, Inc.		152,500	9,523,625

			19,078,517

Multi-Utilities—0.6%
National Grid plc ADR (United Kingdom)		162,400	11,163,376

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—6.9%
Anadarko Petroleum Corp.		123,600	$10,476,336
BG Group plc (United Kingdom)		549,899	10,266,235
Chevron Corp.		157,400	18,716,434
Concho Resources, Inc.	*	21,500	2,633,750
Continental Resources, Inc.	*	300	37,281
Devon Energy Corp.		388,900	26,029,077
EOG Resources, Inc.		78,000	15,301,260
EQT Corp.		29,200	2,831,524
Marathon Oil Corp.		315,000	11,188,800
Pioneer Natural Resources Co.		31,100	5,820,054
Range Resources Corp.		37,235	3,089,388
Southwestern Energy Co.	*	300,300	13,816,803

			120,206,942

Paper & Forest Products—0.6%
International Paper Co.		228,500	10,483,580

Personal Products—0.0%
Estee Lauder Cos., Inc. (The), Class A		1,200	80,256

Pharmaceuticals—2.8%
Actavis plc	*	2,800	576,380
Allergan, Inc.		13,500	1,675,350
GlaxoSmithKline plc ADR (United Kingdom)		207,300	11,076,039
Merck & Co., Inc.		302,340	17,163,842
Perrigo Co. plc (Ireland)		5,500	850,630
Roche Holding AG ADR (Switzerland)		373,800	14,099,736
Valeant Pharmaceuticals International, Inc.	*	18,900	2,491,587

			47,933,564

Professional Services—0.1%
IHS, Inc., Class A	*	8,900	1,081,350

Real Estate Investment Trusts (REITs)—1.0%
American Tower Corp. REIT		92,900	7,605,723
Host Hotels & Resorts, Inc. REIT		468,500	9,482,440

			17,088,163

Road & Rail—0.4%
Canadian Pacific Railway Ltd. (Canada)		5,200	782,236
J.B. Hunt Transport Services, Inc.		6,300	453,096
Kansas City Southern		22,700	2,316,762
Union Pacific Corp.		21,300	3,997,158

			7,549,252

Semiconductors & Semiconductor Equipment—1.7%
Intel Corp.		574,500	14,827,845
Maxim Integrated Products, Inc.		451,400	14,950,368

			29,778,213

Software—3.1%
Autodesk, Inc.	*	2,100	103,278
Intuit, Inc.		1,100	85,503
Microsoft Corp.		871,175	35,709,463
Red Hat, Inc.	*	32,200	1,705,956
Salesforce.com, Inc.	*	86,600	4,943,994
Symantec Corp.		486,100	9,707,417
VMware, Inc., Class A	*	6,100	658,922

			52,914,533

Specialty Retail—2.9%
AutoZone, Inc.	*	19,700	10,580,870
Best Buy Co., Inc.		420,500	11,105,405
CarMax, Inc.	*	19,400	907,920

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Home Depot, Inc. (The)		165,500	$13,096,015
L Brands, Inc.		26,300	1,493,051
Lowe’s Cos., Inc.		97,000	4,743,300
O’Reilly Automotive, Inc.	*	26,500	3,932,335
Ross Stores, Inc.		28,400	2,032,020
Tiffany & Co.		1,200	103,380
Tractor Supply Co.		35,300	2,493,239

			50,487,535

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc.		7,400	3,971,876
EMC Corp.		650,000	17,816,500

			21,788,376

Textiles, Apparel & Luxury Goods—0.9%
Fossil Group, Inc.	*	7,600	886,236
Hanesbrands, Inc.		600	45,888
Michael Kors Holdings Ltd. (Hong Kong)	*	10,800	1,007,316
NIKE, Inc., Class B		19,500	1,440,270
PVH Corp.		94,800	11,828,196
Ralph Lauren Corp.		2,100	337,953
V.F. Corp.		1,300	80,444

			15,626,303

Tobacco—0.7%
Imperial Tobacco Group plc ADR (United Kingdom)	†	145,600	11,846,016

Trading Companies & Distributors—0.1%
Fastenal Co.	†	22,900	1,129,428
W.W. Grainger, Inc.		1,000	252,660

			1,382,088

Wireless Telecommunication Services—0.4%
SoftBank Corp. (Japan)		13,900	1,050,399
Vodafone Group plc ADR (United Kingdom)		141,218	5,198,234

			6,248,633

TOTAL COMMON STOCKS (Cost $1,177,068,706)			1,658,153,497

MONEY MARKET FUNDS—5.7%
Institutional Money Market Funds—5.7%
Dreyfus Institutional Cash Advantage Fund, 0.05%	††¥	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		¥76,607,789	76,607,789
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	††¥	4,512,868	4,512,868
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	††¥	4,800,000	4,800,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	3,000,000	3,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	3,000,000	3,000,000

TOTAL MONEY MARKET FUNDS (Cost $97,920,657)			97,920,657

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Growth & Income Fund
TOTAL INVESTMENTS—101.5% (Cost $1,274,989,363)	1,756,074,154
Other assets less liabilities—(1.5%)	(25,196,565)

NET ASSETS—100.0%	$1,730,877,589

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—96.0%
Aerospace & Defense—2.1%
Honeywell International, Inc.		101,721	$9,435,640
Precision Castparts Corp.		92,292	23,327,726
United Technologies Corp.		124,790	14,580,463

			47,343,829

Airlines—0.9%
Delta Air Lines, Inc.		454,242	15,739,485
United Continental Holdings, Inc.	*	98,400	4,391,592

			20,131,077

Auto Components—0.4%
Johnson Controls, Inc.		180,249	8,529,383

Banks—0.9%
JPMorgan Chase & Co.		165,390	10,040,827
Wells Fargo & Co.		215,191	10,703,600

			20,744,427

Beverages—1.5%
Coca-Cola Co. (The)		280,013	10,825,303
Constellation Brands, Inc., Class A	*	72,994	6,202,300
Monster Beverage Corp.	*	245,875	17,076,019

			34,103,622

Biotechnology—7.7%
Alexion Pharmaceuticals, Inc.	*	85,000	12,931,050
Amgen, Inc.		14,418	1,778,316
Biogen Idec, Inc.	*	137,864	42,168,462
Celgene Corp.	*	301,045	42,025,882
Gilead Sciences, Inc.	*	843,524	59,772,111
Pharmacyclics, Inc.	*	51,472	5,158,524
Regeneron Pharmaceuticals, Inc.	*	28,048	8,422,253

			172,256,598

Building Products—0.3%
Masco Corp.		361,265	8,023,696

Capital Markets—2.9%
Affiliated Managers Group, Inc.	*	90,500	18,104,525
Charles Schwab Corp. (The)		654,700	17,892,951
Morgan Stanley		321,100	10,008,687
Raymond James Financial, Inc.		83,739	4,683,522
State Street Corp.		140,510	9,772,471
T. Rowe Price Group, Inc.		63,683	5,244,295

			65,706,451

Chemicals—5.7%
Ecolab, Inc.		288,726	31,179,521
FMC Corp.		146,470	11,213,743
LyondellBasell Industries NV, Class A		71,365	6,347,203
Monsanto Co.		457,732	52,076,169
PPG Industries, Inc.		122,282	23,656,676
Praxair, Inc.		25,438	3,331,615

			127,804,927

Commercial Services & Supplies—0.8%
Tyco International Ltd. (Switzerland)		402,280	17,056,672

Communications Equipment—1.2%
Juniper Networks, Inc.	*	183,504	4,727,063
QUALCOMM, Inc.		294,961	23,260,624

			27,987,687

Consumer Finance—1.3%
American Express Co.		199,999	18,005,910
Discover Financial Services		209,691	12,201,919

			30,207,829

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Financial Services—1.3%
CME Group, Inc.		256,600	$18,990,966
IntercontinentalExchange Group, Inc.		47,254	9,348,259

			28,339,225

Electrical Equipment—0.8%
AMETEK, Inc.		232,140	11,952,889
Eaton Corp. plc (Ireland)		58,429	4,389,186
Rockwell Automation, Inc.		17,773	2,213,627

			18,555,702

Energy Equipment & Services—3.1%
Cameron International Corp.	*	84,799	5,238,034
FMC Technologies, Inc.	*	260,600	13,626,774
Halliburton Co.		422,810	24,899,281
National Oilwell Varco, Inc.		142,300	11,080,901
Schlumberger Ltd.		147,561	14,387,198

			69,232,188

Food & Staples Retailing—2.1%
Costco Wholesale Corp.		184,095	20,559,730
CVS Caremark Corp.		172,577	12,919,114
Safeway, Inc.		93,899	3,468,629
Whole Foods Market, Inc.		210,429	10,670,854

			47,618,327

Food Products—1.1%
Hershey Co. (The)		122,870	12,827,628
Mondelez International, Inc., Class A		348,470	12,039,639

			24,867,267

Health Care Equipment & Supplies—1.3%
Boston Scientific Corp.	*	622,200	8,412,144
Cooper Cos., Inc. (The)		90,870	12,481,903
St. Jude Medical, Inc.		116,200	7,598,318

			28,492,365

Health Care Providers & Services—2.8%
Cardinal Health, Inc.		169,750	11,879,105
Catamaran Corp.	*	348,500	15,598,860
DaVita HealthCare Partners, Inc.	*	64,352	4,430,635
Express Scripts Holding Co.	*	130,011	9,762,526
McKesson Corp.		64,381	11,367,753
UnitedHealth Group, Inc.		116,586	9,558,886

			62,597,765

Health Care Technology—0.7%
Cerner Corp.	*	264,700	14,889,375

Hotels, Restaurants & Leisure—4.4%
Brinker International, Inc.		109,770	5,757,436
Chipotle Mexican Grill, Inc.	*	20,800	11,815,440
Las Vegas Sands Corp.		183,003	14,782,982
McDonald’s Corp.		80,265	7,868,378
Panera Bread Co., Class A	*	17,750	3,132,343
Royal Caribbean Cruises Ltd.		111,195	6,066,799
Starbucks Corp.		680,850	49,960,773

			99,384,151

Household Durables—0.6%
Mohawk Industries, Inc.	*	106,300	14,454,674

Industrial Conglomerates—1.1%
Danaher Corp.		255,569	19,167,675
General Electric Co.		211,467	5,474,881

			24,642,556

Insurance—0.8%
American International Group, Inc.		238,300	11,917,383

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Marsh & McLennan Cos., Inc.		121,802	$6,004,839

			17,922,222

Internet & Catalog Retail—4.2%
Amazon.com, Inc.	*	125,399	42,199,271
priceline.com, Inc.	*	43,165	51,447,932

			93,647,203

Internet Software & Services—7.0%
eBay, Inc.	*	295,884	16,344,632
Facebook, Inc., Class A	*	697,037	41,989,509
Google, Inc., Class A	*	84,387	94,050,155
Yelp, Inc.	*	61,500	4,731,195

			157,115,491

IT Services—4.9%
Alliance Data Systems Corp.	*	67,350	18,349,508
FleetCor Technologies, Inc.	*	58,875	6,776,512
International Business Machines Corp.		52,265	10,060,490
MasterCard, Inc., Class A		204,863	15,303,266
Visa, Inc., Class A		273,844	59,111,966

			109,601,742

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.		163,460	19,654,430

Machinery—1.5%
Caterpillar, Inc.		112,610	11,190,056
Cummins, Inc.		108,500	16,165,415
PACCAR, Inc.		109,340	7,373,889

			34,729,360

Media—3.6%
Comcast Corp., Class A		574,765	28,749,745
Twenty-First Century Fox, Inc., Class A		561,137	17,939,550
Viacom, Inc., Class B		165,130	14,034,399
Walt Disney Co. (The)		265,587	21,265,551

			81,989,245

Multiline Retail—0.2%
Nordstrom, Inc.		68,610	4,284,695

Oil, Gas & Consumable Fuels—2.0%
Occidental Petroleum Corp.		176,925	16,859,183
Pioneer Natural Resources Co.		74,671	13,973,931
Suncor Energy, Inc. (Canada)		218,610	7,642,606
Valero Energy Corp.		139,540	7,409,574

			45,885,294

Personal Products—0.4%
Estee Lauder Cos., Inc. (The), Class A		129,923	8,689,250

Pharmaceuticals—6.4%
AbbVie, Inc.		188,920	9,710,488
Actavis plc	*	150,643	31,009,862
Allergan, Inc.		41,920	5,202,272
Bristol-Myers Squibb Co.		652,126	33,877,946
Jazz Pharmaceuticals plc (Ireland)	*	77,980	10,814,266
Perrigo Co. plc (Ireland)		52,434	8,109,442
Pfizer, Inc.		341,024	10,953,691
Teva Pharmaceutical Industries Ltd. ADR (Israel)		407,280	21,520,675
Valeant Pharmaceuticals International, Inc.	*	91,160	12,017,623

			143,216,265

Professional Services—0.5%
Nielsen Holdings NV		233,560	10,423,783

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—0.3%
American Tower Corp. REIT		85,159	$6,971,967

Road & Rail—2.1%
Canadian Pacific Railway Ltd. (Canada)	†	177,980	26,773,531
CSX Corp.		375,210	10,869,834
Genesee & Wyoming, Inc., Class A	*	21,047	2,048,294
Union Pacific Corp.		46,218	8,673,270

			48,364,929

Semiconductors & Semiconductor Equipment—0.7%
Lam Research Corp.	*	106,489	5,856,895
NXP Semiconductor NV (Netherlands)	*	47,800	2,811,118
Texas Instruments, Inc.		137,804	6,497,459

			15,165,472

Software—4.5%
Adobe Systems, Inc.	*	279,600	18,380,904
Informatica Corp.	*	101,410	3,831,270
Oracle Corp.		365,809	14,965,246
Salesforce.com, Inc.	*	318,370	18,175,743
ServiceNow, Inc.	*	93,636	5,610,669
Splunk, Inc.	*	223,538	15,980,732
VMware, Inc., Class A	*	176,420	19,056,889
Workday, Inc., Class A	*	58,126	5,314,460

			101,315,913

Specialty Retail—2.5%
Home Depot, Inc. (The)		282,027	22,316,797
Lowe’s Cos., Inc.		206,161	10,081,273
Ross Stores, Inc.		67,502	4,829,768
Tractor Supply Co.		217,700	15,376,151
Ulta Salon Cosmetics & Fragrance, Inc.	*	38,300	3,733,484

			56,337,473

Technology Hardware, Storage & Peripherals—4.6%
Apple, Inc.		174,618	93,724,465
EMC Corp.		332,760	9,120,952

			102,845,417

Textiles, Apparel & Luxury Goods—3.1%
Michael Kors Holdings Ltd. (Hong Kong)	*	365,728	34,111,451
NIKE, Inc., Class B		272,862	20,153,587
Ralph Lauren Corp.		27,123	4,364,904
V.F. Corp.		171,282	10,598,930

			69,228,872

Tobacco—0.5%
Philip Morris International, Inc.		145,725	11,930,506

Trading Companies & Distributors—0.3%
Fastenal Co.	†	154,917	7,640,506

TOTAL COMMON STOCKS
(Cost $1,594,676,697)			2,159,929,828

MONEY MARKET FUNDS—4.2%
Institutional Money Market Funds—4.2%
Dreyfus Institutional Cash Advantage Fund, 0.05%	††¥	1,600,000	1,600,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		¥83,902,908	83,902,908
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	††¥	2,094,500	2,094,500
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	††¥	2,500,000	2,500,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	1,600,000	$1,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	1,600,000	1,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	1,600,000	1,600,000

TOTAL MONEY MARKET FUNDS (Cost $94,897,408)			94,897,408

TOTAL INVESTMENTS—100.2% (Cost $1,689,574,105)			2,254,827,236
Other assets less liabilities—(0.2%)			(5,516,515)

NET ASSETS—100.0%			$2,249,310,721

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—95.7%
Aerospace & Defense—3.5%
Alliant Techsystems, Inc.		6,455	$917,578
Huntington Ingalls Industries, Inc.		40,645	4,156,357
L-3 Communications Holdings, Inc.		19,186	2,266,826
Northrop Grumman Corp.		15,100	1,863,038
Rockwell Collins, Inc.		32,322	2,575,094
TransDigm Group, Inc.		27,219	5,040,959

			16,819,852

Airlines—0.9%
Southwest Airlines Co.		70,175	1,656,832
United Continental Holdings, Inc.	*	61,650	2,751,439

			4,408,271

Auto Components—2.3%
Allison Transmission Holdings, Inc.		49,775	1,490,263
Dana Holding Corp.		156,600	3,644,082
Delphi Automotive plc (United Kingdom)		53,800	3,650,868
Magna International, Inc. (Canada)		27,035	2,603,741

			11,388,954

Banks—4.3%
Fifth Third Bancorp		41,325	948,409
Huntington Bancshares, Inc./Ohio		350,525	3,494,734
M&T Bank Corp.		51,438	6,239,429
Regions Financial Corp.		357,250	3,969,047
SunTrust Banks, Inc.		49,550	1,971,595
TCF Financial Corp.		95,502	1,591,063
Webster Financial Corp.		92,425	2,870,721

			21,084,998

Capital Markets—1.8%
Invesco Ltd.		103,775	3,839,675
Northern Trust Corp.		23,232	1,523,090
Raymond James Financial, Inc.		61,500	3,439,695

			8,802,460

Chemicals—1.4%
Ashland, Inc.		58,100	5,779,788
Huntsman Corp.		51,850	1,266,177

			7,045,965

Commercial Services & Supplies—2.1%
Pitney Bowes, Inc.		51,925	1,349,531
R.R. Donnelley & Sons Co.		73,700	1,319,230
Republic Services, Inc.		90,900	3,105,144
Steelcase, Inc., Class A		277,900	4,615,919

			10,389,824

Communications Equipment—1.4%
CommScope Holding Co., Inc.	*	59,425	1,466,609
F5 Networks, Inc.	*	16,200	1,727,406
Finisar Corp.	*	81,050	2,148,635
Juniper Networks, Inc.	*	57,300	1,476,048

			6,818,698

Construction & Engineering—1.4%
Jacobs Engineering Group, Inc.	*	25,960	1,648,460
Quanta Services, Inc.	*	22,450	828,405
URS Corp.		89,700	4,221,282

			6,698,147

Containers & Packaging—1.8%
Bemis Co., Inc.		81,353	3,192,292
Graphic Packaging Holding Co.	*	72,975	741,426
Owens-Illinois, Inc.	*	19,125	646,999
Sealed Air Corp.		15,550	511,128

Vantagepoint Select Value Fund
			Shares	Value
COMMON STOCKS—(Continued)
Sonoco Products Co.			94,877	$3,891,855

				8,983,700

Diversified Consumer Services—0.6%
H&R Block, Inc.			100,308	3,028,299

Diversified Financial Services—1.4%
ING US, Inc.			108,750	3,944,362
IntercontinentalExchange Group, Inc.			11,993	2,372,575
PHH Corp.	*		19,109	493,777

				6,810,714

Diversified Telecommunication Services—0.4%
Level 3 Communications, Inc.	*		54,750	2,142,915

Electric Utilities—3.0%
Cleco Corp.			11,175	565,232
Edison International			66,994	3,792,530
Great Plains Energy, Inc.			118,800	3,212,352
Pinnacle West Capital Corp.			85,800	4,689,828
Xcel Energy, Inc.			78,816	2,392,854

				14,652,796

Electrical Equipment—0.9%
Generac Holdings, Inc.			35,325	2,083,115
Hubbell, Inc., Class B			20,875	2,502,286

				4,585,401

Electronic Equipment, Instruments & Components— 3.3%
Arrow Electronics, Inc.	*		75,082	4,456,868
Avnet, Inc.			98,650	4,590,184
FLIR Systems, Inc.			112,623	4,054,428
Ingram Micro, Inc., Class A	*		92,695	2,740,064

				15,841,544

Energy Equipment & Services—2.5%
Ensco plc, Class A (United Kingdom)			44,638	2,355,994
Helmerich & Payne, Inc.			17,400	1,871,544
McDermott International, Inc.	*	†	189,388	1,481,014
Patterson-UTI Energy, Inc.			99,854	3,163,375
SEACOR Holdings, Inc.	*		38,400	3,318,528

				12,190,455

Food & Staples Retailing—1.2%
Kroger Co. (The)			97,303	4,247,276
Rite Aid Corp.	*		164,225	1,029,691
SUPERVALU, Inc.	*		112,700	770,868

				6,047,835

Food Products—1.1%
Bunge Ltd.			20,265	1,611,270
Hillshire Brands Co. (The)			42,770	1,593,610
Tyson Foods, Inc., Class A			52,050	2,290,721

				5,495,601

Gas Utilities—1.2%
Atmos Energy Corp.			87,425	4,120,340
UGI Corp.			33,500	1,527,935

				5,648,275

Health Care Equipment & Supplies—1.8%
Becton Dickinson and Co.			14,141	1,655,628
CareFusion Corp.	*		161,175	6,482,459
Cooper Cos., Inc. (The)			4,450	611,252

				8,749,339

Health Care Providers & Services—3.2%
Aetna, Inc.			22,350	1,675,579
Cardinal Health, Inc.			31,275	2,188,625
Cigna Corp.			54,561	4,568,393

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Select Value Fund
				Shares	Value
COMMON STOCKS—(Continued)
HCA Holdings, Inc.		*		96,400	$5,061,000
Universal Health Services, Inc., Class B				23,700	1,945,059

					15,438,656

Hotels, Restaurants & Leisure—3.0%
Darden Restaurants, Inc.				94,400	4,791,744
MGM Resorts International		*		59,325	1,534,144
Royal Caribbean Cruises Ltd.				33,550	1,830,488
Wendy’s Co. (The)				152,075	1,386,924
Wyndham Worldwide Corp.				66,800	4,891,764

					14,435,064

Household Durables—0.5%
D.R. Horton, Inc.				79,800	1,727,670
Harman International Industries, Inc.				8,700	925,680

					2,653,350

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. (The)				114,200	1,630,776

Industrial Conglomerates—0.8%
Carlisle Cos., Inc.				50,700	4,022,538

Insurance—9.8%
Alleghany Corp.		*		9,498	3,869,295
Allied World Assurance Co. Holdings AG (Switzerland)				17,340	1,789,315
Allstate Corp. (The)				197,826	11,192,995
Aon plc (United Kingdom)				34,866	2,938,506
Arch Capital Group Ltd. (Bermuda)		*		54,274	3,122,926
Endurance Specialty Holdings Ltd. (Bermuda)				54,600	2,939,118
Everest Re Group Ltd. (Bermuda)				3,845	588,477
HCC Insurance Holdings, Inc.				110,725	5,036,880
Lincoln National Corp.				164,012	8,310,488
Loews Corp.				53,197	2,343,328
Progressive Corp. (The)				105,889	2,564,632
Torchmark Corp.				33,332	2,623,228
Validus Holdings Ltd. (Bermuda)				18,884	712,116

					48,031,304

Internet & Catalog Retail—0.4%
Liberty Interactive Corp., Series A		*		71,050	2,051,213

Internet Software & Services—0.4%
Web.com Group, Inc.		*		54,450	1,852,934

IT Services—3.2%
Broadridge Financial Solutions, Inc.				16,482	612,142
Computer Sciences Corp.				101,167	6,152,977
Convergys Corp.				79,755	1,747,432
NeuStar, Inc., Class A		*	†	49,741	1,617,080
Teradata Corp.		*		47,468	2,334,951
Western Union Co. (The)				178,873	2,926,362

					15,390,944

Leisure Products—2.0%
Brunswick Corp.				151,119	6,844,180
Mattel, Inc.				71,176	2,854,869

					9,699,049

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.				48,875	2,733,090

Machinery—2.3%
Dover Corp.				16,600	1,357,050
ITT Corp.				47,475	2,030,031
Joy Global, Inc.	†			39,100	2,267,800
Kennametal, Inc.				26,462	1,172,267

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Oshkosh Corp.		20,025	$1,178,872
Parker Hannifin Corp.		20,430	2,445,675
Terex Corp.		14,450	640,135

			11,091,830

Media—1.2%
Gannett Co., Inc.		82,625	2,280,450
Omnicom Group, Inc.		39,898	2,896,595
Starz, Class A	*	19,875	641,565

			5,818,610

Metals & Mining—1.5%
Alcoa, Inc.		148,000	1,904,760
Barrick Gold Corp. (Canada)		48,875	871,441
Gerdau SA ADR (Brazil)	†	437,575	2,804,856
Kinross Gold Corp. (Canada)	*	462,133	1,913,231

			7,494,288

Multiline Retail—1.8%
Macy’s, Inc.		27,075	1,605,277
Nordstrom, Inc.		113,477	7,086,638

			8,691,915

Multi-Utilities—2.4%
Ameren Corp.		87,625	3,610,150
CMS Energy Corp.		72,950	2,135,976
PG&E Corp.		114,100	4,929,120
SCANA Corp.		18,331	940,747

			11,615,993

Oil, Gas & Consumable Fuels—6.5%
Chesapeake Energy Corp.		31,150	798,063
Cimarex Energy Co.		48,994	5,835,675
Denbury Resources, Inc.		114,612	1,879,637
Energen Corp.		22,700	1,834,387
Hess Corp.		37,036	3,069,544
Murphy Oil Corp.		67,000	4,211,620
PBF Energy, Inc., Class A		59,000	1,522,200
Peabody Energy Corp.		61,075	997,966
QEP Resources, Inc.		116,700	3,435,648
SM Energy Co.		38,191	2,722,636
Southwestern Energy Co.	*	55,710	2,563,217
Western Refining, Inc.	†	14,500	559,700
Whiting Petroleum Corp.	*	29,430	2,042,148

			31,472,441

Pharmaceuticals—0.5%
Mallinckrodt plc (Ireland)	*	34,245	2,171,475

Professional Services—1.0%
Manpowergroup, Inc.		39,184	3,088,875

Towers Watson & Co., Class A		13,831	1,577,425

			4,666,300

Real Estate Investment Trusts (REITs)—6.6%
American Capital Agency Corp. REIT		69,203	1,487,172
Annaly Capital Management, Inc. REIT		58,237	638,860
AvalonBay Communities, Inc. REIT		26,300	3,453,716
BioMed Realty Trust, Inc. REIT		152,750	3,129,848
Brandywine Realty Trust REIT		106,775	1,543,967
Capstead Mortgage Corp. REIT	†	116,900	1,479,954
CBL & Associates Properties, Inc. REIT		337,975	5,999,056
Duke Realty Corp. REIT		175,254	2,958,288
DuPont Fabros Technology, Inc. REIT		63,175	1,520,622
EPR Properties REIT	†	30,300	1,617,717
Hatteras Financial Corp. REIT		102,690	1,935,706
Liberty Property Trust REIT		78,350	2,895,816
MFA Financial, Inc. REIT		307,800	2,385,450

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Select Value Fund
				Shares	Value
COMMON STOCKS—(Continued)
Weyerhaeuser Co. REIT				33,025	$969,284

					32,015,456

Road & Rail—1.7%
Ryder System, Inc.				20,228	1,616,622
Swift Transportation Co.		*		83,900	2,076,525
Werner Enterprises, Inc.				187,591	4,785,446

					8,478,593

Semiconductors & Semiconductor Equipment—4.1%
Advanced Energy Industries, Inc.		*		38,700	948,150
Analog Devices, Inc.				77,656	4,126,640
Broadcom Corp., Class A				23,350	735,058
First Solar, Inc.		*		8,150	568,788
GT Advanced Technologies, Inc.		*	†	80,725	1,376,361
KLA-Tencor Corp.				42,086	2,909,826
Lam Research Corp.		*		100,023	5,501,265
Micron Technology, Inc.		*		38,225	904,404
NXP Semiconductor NV (Netherlands)		*		22,900	1,346,749
ON Semiconductor Corp.		*		184,725	1,736,415

					20,153,656

Software—0.8%
Electronic Arts, Inc.		*		28,325	821,708
Open Text Corp. (Canada)				3,830	182,729
Synopsys, Inc.		*		36,867	1,416,062
TiVo, Inc.		*		121,275	1,604,468

					4,024,967

Specialty Retail—0.5%
Bed Bath & Beyond, Inc.		*		37,373	2,571,262

Technology Hardware, Storage & Peripherals—0.9%
Lexmark International, Inc., Class A				45,621	2,111,796
SanDisk Corp.				10,725	870,763
Western Digital Corp.				17,430	1,600,422

					4,582,981

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.				55,012	2,731,896
Hanesbrands, Inc.				20,920	1,599,962

					4,331,858

Trading Companies & Distributors—0.5%
GATX Corp.				25,075	1,702,091
MRC Global, Inc.		*		26,900	725,224

					2,427,315

TOTAL COMMON STOCKS (Cost $369,447,659)					467,181,901

MONEY MARKET FUNDS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund, 0.05%	†	†		¥1,700,000	1,700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	¥			23,451,185	23,451,185
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	†	†		¥1,852,396	1,852,396
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	†	†		¥1,300,000	1,300,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	†	†		¥1,700,000	1,700,000

Vantagepoint Select Value Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	†	†	¥1,700,000	$1,700,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	†	†	¥1,700,000	1,700,000

TOTAL MONEY MARKET FUNDS (Cost $33,403,581)				33,403,581

TOTAL INVESTMENTS—102.6% (Cost $402,851,240)				500,585,482
Other assets less liabilities—(2.6%)				(12,469,742)

NET ASSETS—100.0%				$488,115,740

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
			Shares	Value
COMMON STOCKS—95.6%
Aerospace & Defense—2.1%
B/E Aerospace, Inc.	*		78,377	$6,802,340
DigitalGlobe, Inc.	*		126,466	3,668,778
Hexcel Corp.	*		16,000	696,640
Huntington Ingalls Industries, Inc.			7,200	736,272
L-3 Communications Holdings, Inc.			30,100	3,556,315
Rockwell Collins, Inc.			59,246	4,720,129
Spirit AeroSystems Holdings, Inc., Class A	*		26,331	742,271
TransDigm Group, Inc.			23,944	4,434,429
Triumph Group, Inc.			11,633	751,259

				26,108,433

Air Freight & Logistics—1.1%
C.H. Robinson Worldwide, Inc.			14,122	739,852
Expeditors International of Washington, Inc.			18,459	731,530
FedEx Corp.			91,200	12,089,472

				13,560,854

Airlines—1.3%
Alaska Air Group, Inc.			7,800	727,818
American Airlines Group, Inc.	*		19,100	699,060
Copa Holdings SA, Class A (Panama)			38,304	5,561,358
Delta Air Lines, Inc.			20,992	727,373
Ryanair Holdings plc ADR (Ireland)	*		62,200	3,657,982
Southwest Airlines Co.			30,460	719,161
Spirit Airlines, Inc.	*		46,600	2,768,040
United Continental Holdings, Inc.	*		16,007	714,392

				15,575,184

Auto Components—1.3%
Allison Transmission Holdings, Inc.			24,742	740,775
BorgWarner, Inc.			188,832	11,607,503
Delphi Automotive plc (United Kingdom)			11,066	750,939
Gentex Corp.			23,544	742,342
Goodyear Tire & Rubber Co. (The)			27,613	721,528
Lear Corp.			8,800	736,736
Visteon Corp.	*		8,455	747,760

				16,047,583

Automobiles—0.2%
Harley-Davidson, Inc.			10,539	702,003
Tesla Motors, Inc.	*	†	3,301	688,093
Thor Industries, Inc.			12,018	733,819

				2,123,915

Banks—1.0%
BankUnited, Inc.			98,300	3,417,891
First Republic Bank/California			55,900	3,018,041
Signature Bank/New York	*		5,701	715,988
Texas Capital Bancshares, Inc.	*		70,406	4,572,166

				11,724,086

Beverages—0.9%
Brown-Forman Corp., Class B			8,212	736,534
Coca-Cola Enterprises, Inc.			15,466	738,656
Constellation Brands, Inc., Class A	*		97,400	8,276,078
Dr. Pepper Snapple Group, Inc.			13,730	747,736
Monster Beverage Corp.	*		10,480	727,836

				11,226,840

Biotechnology—2.8%
Alexion Pharmaceuticals, Inc.	*		4,691	713,642
Alkermes plc (Ireland)	*		83,700	3,690,333
Alnylam Pharmaceuticals, Inc.	*		40,600	2,725,884

Vantagepoint Aggressive Opportunities Fund
				Shares	Value
COMMON STOCKS—(Continued)
ARIAD Pharmaceuticals, Inc.		*	†	93,082	$750,241
BioMarin Pharmaceutical, Inc.		*		56,490	3,853,183
Cepheid, Inc.		*	†	73,117	3,771,375
Cubist Pharmaceuticals, Inc.		*		9,800	716,870
Incyte Corp. Ltd.		*		13,520	723,590
Insmed, Inc.		*		107,800	2,052,512
Keryx Biopharmaceuticals, Inc.		*	†	138,664	2,362,835
Medivation, Inc.		*		10,814	696,097
Myriad Genetics, Inc.		*	†	20,955	716,451
Novavax, Inc.		*		160,300	726,159
NPS Pharmaceuticals, Inc.		*		61,264	1,833,632
Pharmacyclics, Inc.		*		6,700	671,474
Puma Biotechnology, Inc.		*		16,100	1,676,654
Seattle Genetics, Inc.		*		15,400	701,624
Tekmira Pharmaceuticals Corp. (Canada)		*		39,488	848,597
Theravance, Inc.		*	†	23,200	717,808
United Therapeutics Corp.		*		37,706	3,545,495
Vertex Pharmaceuticals, Inc.		*		9,909	700,764

					34,195,220

Building Products—0.4%
A.O. Smith Corp.				15,500	713,310
Allegion plc (Ireland)				13,586	708,782
Armstrong World Industries, Inc.		*		13,159	700,717
Fortune Brands Home & Security, Inc.				17,207	724,071
Lennox International, Inc.				7,972	724,734
Masco Corp.				32,458	720,892

					4,292,506

Capital Markets—2.8%
Affiliated Managers Group, Inc.		*		22,509	4,502,925
Ameriprise Financial, Inc.				6,300	693,441
Apollo Global Management LLC, Class A				146,500	4,658,700
Artisan Partners Asset Management, Inc., Class A				10,900	700,325
Bank of New York Mellon Corp. (The)				320,000	11,292,800
Eaton Vance Corp.				18,910	721,606
Federated Investors, Inc., Class B	†			25,106	766,737
Invesco Ltd.				104,300	3,859,100
Lazard Ltd., Class A (Bermuda)				15,760	742,138
LPL Financial Holdings, Inc.				13,133	690,008
SEI Investments Co.				118,911	3,996,599
T. Rowe Price Group, Inc.				8,466	697,175
Waddell & Reed Financial, Inc., Class A				9,903	729,059

					34,050,613

Chemicals—2.1%
Airgas, Inc.				45,603	4,857,176
Albemarle Corp.				11,301	750,612
Celanese Corp., Series A				13,021	722,796
Eastman Chemical Co.				8,414	725,371
Ecolab, Inc.				54,200	5,853,058
FMC Corp.				9,477	725,559
International Flavors & Fragrances, Inc.				7,741	740,582
NewMarket Corp.				1,849	722,552
Rockwood Holdings, Inc.				9,867	734,105
RPM International, Inc.				17,254	721,907
Scotts Miracle-Gro Co. (The), Class A				11,328	694,180
Sherwin-Williams Co. (The)				3,634	716,370
Sigma-Aldrich Corp.				7,567	706,607
Valspar Corp. (The)				10,306	743,269
W.R. Grace & Co.		*		55,790	5,532,694
Westlake Chemical Corp.				10,880	720,038

					25,666,876

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services & Supplies—1.3%
Cintas Corp.		11,923	$710,730
Clean Harbors, Inc.	*	13,458	737,364
Copart, Inc.	*	138,922	5,055,372
Iron Mountain, Inc.		26,510	730,881
KAR Auction Services, Inc.		23,600	716,260
Pitney Bowes, Inc.		28,060	729,279
R.R. Donnelley & Sons Co.		40,800	730,320
Rollins, Inc.		23,655	715,327
Stericycle, Inc.	*	42,406	4,818,170
Waste Connections, Inc.		16,428	720,532

			15,664,235

Communications Equipment—0.6%
CommScope Holding Co., Inc.	*	29,500	728,060
F5 Networks, Inc.	*	6,675	711,755
Harris Corp.		10,222	747,842
JDS Uniphase Corp.	*	50,600	708,400
Juniper Networks, Inc.	*	27,600	710,976
Motorola Solutions, Inc.		10,500	675,045
Palo Alto Networks, Inc.	*	9,960	683,256
Riverbed Technology, Inc.	*	37,148	732,187
Ubiquiti Networks, Inc.	*†	29,200	1,327,724

			7,025,245

Construction & Engineering—0.6%
AECOM Technology Corp.	*	22,600	727,042
Chicago Bridge & Iron Co. NV (Netherlands)		8,622	751,407
Fluor Corp.		8,937	694,673
Quanta Services, Inc.	*	137,400	5,070,060

			7,243,182

Construction Materials—0.1%
Eagle Materials, Inc.		8,400	744,744
Martin Marietta Materials, Inc.		5,740	736,729

			1,481,473

Containers & Packaging—0.7%
AptarGroup, Inc.		11,232	742,435
Avery Dennison Corp.		14,200	719,514
Ball Corp.		13,849	759,064
Bemis Co., Inc.		19,000	745,560
Crown Holdings, Inc.	*	16,453	736,107
Greif, Inc., Class A		13,900	729,611
Owens-Illinois, Inc.	*	22,388	757,386
Packaging Corp. of America		10,251	721,363
Rock-Tenn Co., Class A		6,891	727,483
Sealed Air Corp.		22,600	742,862
Silgan Holdings, Inc.		14,738	729,826

			8,111,211

Distributors—0.8%
Genuine Parts Co.		8,522	740,136
LKQ Corp.	*	195,169	5,142,703
Pool Corp.		59,800	3,666,936

			9,549,775

Diversified Consumer Services—0.2%
H&R Block, Inc.		25,250	762,298
Service Corp. International		37,600	747,488
Weight Watchers International, Inc.	†	36,763	755,112

			2,264,898

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Financial Services—1.3%
CBOE Holdings, Inc.		12,691	$718,310
IntercontinentalExchange Group, Inc.		39,435	7,801,426
Leucadia National Corp.		26,513	742,364
McGraw Hill Financial, Inc.		68,722	5,243,489
Moody’s Corp.		9,134	724,509
MSCI, Inc.	*	16,732	719,811

			15,949,909

Diversified Telecommunication Services—2.0%
Intelsat SA (Luxembourg)	*†	39,300	735,696
Level 3 Communications, Inc.	*	419,601	16,423,183
tw telecom inc.	*	197,233	6,165,504
Windstream Holdings, Inc.	†	85,193	701,990

			24,026,373

Electric Utilities—0.1%
ITC Holdings Corp.		19,731	736,953

Electrical Equipment—1.2%
Acuity Brands, Inc.		18,900	2,505,573
AMETEK, Inc.		80,690	4,154,728
Babcock & Wilcox Co. (The)		21,967	729,304
Hubbell, Inc., Class B		6,007	720,059
Rockwell Automation, Inc.		36,183	4,506,593
Roper Industries, Inc.		5,080	678,231
SolarCity Corp.	*†	11,400	713,868

			14,008,356

Electronic Equipment, Instruments & Components—1.2%
Amphenol Corp., Class A		8,028	735,766
CDW Corp.		27,500	754,600
Cognex Corp.	*	104,700	3,545,142
Dolby Laboratories, Inc., Class A	*†	16,114	717,073
FEI Co.		43,724	4,504,446
FLIR Systems, Inc.		20,482	737,352
IPG Photonics Corp.	*†	10,520	747,762
Knowles Corp.	*	22,550	711,904
National Instruments Corp.		24,355	698,745
Trimble Navigation Ltd.	*	18,816	731,378
Zebra Technologies Corp., Class A	*	10,281	713,604

			14,597,772

Energy Equipment & Services—0.8%
Atwood Oceanics, Inc.	*	14,536	732,469
Cameron International Corp.	*	68,132	4,208,514
Dresser-Rand Group, Inc.	*	12,905	753,781
Dril-Quip, Inc.	*	6,400	717,440
FMC Technologies, Inc.	*	13,608	711,562
Frank’s International NV (Netherlands)	†	29,300	726,054
Oceaneering International, Inc.		9,999	718,528
RPC, Inc.		35,848	732,016
Seadrill Ltd. (Bermuda)	†	21,000	738,360

			10,038,724

Food & Staples Retailing—0.8%
Fresh Market, Inc. (The)	*	21,260	714,336
Kroger Co. (The)		16,580	723,717
Safeway, Inc.		19,036	703,190
Sprouts Farmers Market, Inc.	*	96,700	3,484,101
United Natural Foods, Inc.	*	50,200	3,560,184
Whole Foods Market, Inc.		13,866	703,145

			9,888,673

Food Products—2.5%
Annie’s, Inc.	*	83,775	3,366,917

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Campbell Soup Co.		16,506	$740,789
ConAgra Foods, Inc.		23,900	741,617
Flowers Foods, Inc.		33,614	721,020
Hershey Co. (The)		43,137	4,503,503
Hillshire Brands Co. (The)		19,389	722,434
Hormel Foods Corp.		15,077	742,844
Ingredion, Inc.		10,447	711,232
J.M. Smucker Co. (The)		7,500	729,300
Keurig Green Mountain, Inc.		6,734	711,043
McCormick & Co., Inc. (Non-Voting Shares)		10,452	749,826
Mead Johnson Nutrition Co.		8,514	707,854
Mondelez International, Inc., Class A		298,300	10,306,265
Pinnacle Foods, Inc.		25,000	746,500
WhiteWave Foods Co. (The), Class A	*	166,877	4,762,670

			30,963,814

Gas Utilities—0.1%
ONE Gas, Inc.	*	20,287	728,912
Questar Corp.		31,519	749,522

			1,478,434

Health Care Equipment & Supplies—1.8%
Boston Scientific Corp.	*	312,000	4,218,240
C.R. Bard, Inc.		5,001	740,048
Cooper Cos., Inc. (The)		34,761	4,774,771
DENTSPLY International, Inc.		15,830	728,813
Edwards Lifesciences Corp.	*	9,982	740,365
Hologic, Inc.	*	32,400	696,600
IDEXX Laboratories, Inc.	*	5,884	714,318
Intuitive Surgical, Inc.	*	6,000	2,627,940
ResMed, Inc.	†	16,545	739,396
Sirona Dental Systems, Inc.	*	10,168	759,244
St. Jude Medical, Inc.		11,415	746,427
Varian Medical Systems, Inc.	*	8,740	734,073
Wright Medical Group, Inc.	*	98,919	3,073,413
Zimmer Holdings, Inc.		7,792	736,967

			22,030,615

Health Care Providers & Services—3.0%
AmerisourceBergen Corp.		11,162	732,116
Brookdale Senior Living, Inc.	*	21,800	730,518
Catamaran Corp.	*	27,286	1,221,321
Cigna Corp.		9,000	753,570
Community Health Systems, Inc.	*	20,501	803,024
DaVita HealthCare Partners, Inc.	*	198,124	13,640,837
Envision Healthcare Holdings, Inc.	*	284,703	9,631,503
HCA Holdings, Inc.	*	15,472	812,280
Henry Schein, Inc.	*	6,183	738,065
Laboratory Corp. of America Holdings	*	7,772	763,288
MEDNAX, Inc.	*	11,400	706,572
Patterson Cos., Inc.		17,425	727,668
Premier, Inc., Class A	*	79,200	2,609,640
Quest Diagnostics, Inc.	†	13,502	782,036
Tenet Healthcare Corp.	*	18,540	793,697
Universal Health Services, Inc., Class B		9,522	781,471

			36,227,606

Health Care Technology—0.4%
athenahealth, Inc.	*	24,500	3,925,880
Cerner Corp.	*	12,886	724,838
Veeva Systems, Inc., Class A	*†	26,500	707,550

			5,358,268

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—2.0%
Bally Technologies, Inc.	*	11,139	$738,182
Brinker International, Inc.		13,860	726,957
Burger King Worldwide, Inc.		27,300	724,815
Chipotle Mexican Grill, Inc.	*	1,238	703,246
Choice Hotels International, Inc.		15,596	717,416
Darden Restaurants, Inc.		14,257	723,685
Domino’s Pizza, Inc.		66,900	5,149,293
Dunkin’ Brands Group, Inc.		14,813	743,316
International Game Technology		48,594	683,232
Krispy Kreme Doughnuts, Inc.	*	122,800	2,177,244
Marriott International, Inc., Class A		12,971	726,636
Norwegian Cruise Line Holdings Ltd.	*	21,800	703,486
Panera Bread Co., Class A	*	3,841	677,821
SeaWorld Entertainment, Inc.		22,700	686,221
Six Flags Entertainment Corp.		17,400	698,610
Starwood Hotels & Resorts Worldwide, Inc.		8,938	711,465
Wyndham Worldwide Corp.		79,875	5,849,246
Wynn Resorts Ltd.		3,242	720,210

			23,861,081

Household Durables—0.8%
Jarden Corp.	*	11,834	708,028
Mohawk Industries, Inc.	*	28,000	3,807,440
Newell Rubbermaid, Inc.		24,200	723,580
NVR, Inc.	*	633	726,051
PulteGroup, Inc.		38,400	736,896
Taylor Morrison Home Corp., Class A	*	30,300	712,050
Tempur Sealy International, Inc.	*	14,293	724,226
Tupperware Brands Corp.		8,857	741,863
Whirlpool Corp.		5,000	747,300

			9,627,434

Household Products—0.5%
Church & Dwight Co., Inc.		71,298	4,924,553
Clorox Co. (The)		7,840	689,998

			5,614,551

Independent Power and Renewable Electricity Producers—0.1%
Calpine Corp.	*	35,300	738,123

Industrial Conglomerates—0.8%
Carlisle Cos., Inc.		8,950	710,093
Koninklijke Philips NV NYRS (Netherlands)		256,200	9,007,992

			9,718,085

Insurance—4.9%
Allied World Assurance Co. Holdings AG (Switzerland)		7,032	725,632
American Financial Group, Inc.		12,600	727,146
Aon plc (United Kingdom)		117,369	9,891,859
Arch Capital Group Ltd. (Bermuda)	*	12,446	716,143
Arthur J. Gallagher & Co.		15,254	725,785
Assured Guaranty Ltd. (Bermuda)		158,800	4,020,816
Axis Capital Holdings Ltd. (Bermuda)		15,500	710,675
Brown & Brown, Inc.		22,930	705,327
eHealth, Inc.	*	53,000	2,692,400
Endurance Specialty Holdings Ltd. (Bermuda)		13,555	729,666
Erie Indemnity Co., Class A		10,544	735,550
Fairfax Financial Holdings Ltd. (Canada)		19,400	8,402,140
Fidelity National Financial, Inc., Class A		23,000	723,120
Hanover Insurance Group, Inc. (The)		12,305	756,019

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Loews Corp.		258,800	$11,400,140
Progressive Corp. (The)		29,900	724,178
RenaissanceRe Holdings Ltd. (Bermuda)		92,300	9,008,480
Travelers Cos., Inc. (The)		59,000	5,020,900
Validus Holdings Ltd. (Bermuda)		18,466	696,353

			59,112,329

Internet & Catalog Retail—0.9%
Expedia, Inc.		10,353	750,593
Groupon, Inc.	*†	89,485	701,562
HomeAway, Inc.	*	110,918	4,178,281
Liberty Interactive Corp., Series A	*	24,553	708,845
Liberty Ventures, Series A	*	5,433	708,083
Netflix, Inc.	*	1,973	694,555
TripAdvisor, Inc.	*	7,471	676,798
zulily, Inc., Class A	*†	39,700	1,992,543

			10,411,260

Internet Software & Services—2.2%
Akamai Technologies, Inc.	*	12,528	729,255
ChannelAdvisor Corp.	*	79,700	3,007,878
Cornerstone OnDemand, Inc.	*	84,900	4,064,163
CoStar Group, Inc.	*	36,511	6,818,064
Cvent, Inc.	*	64,200	2,320,830
Equinix, Inc.	*	4,079	753,962
IAC/InterActiveCorp		10,562	754,021
LinkedIn Corp., Class A	*	3,933	727,369
Pandora Media, Inc.	*	23,073	699,573
Rackspace Hosting, Inc.	*	21,333	700,149
Shutterstock, Inc.	*	35,037	2,544,037
VeriSign, Inc.	*	13,731	740,238
Yelp, Inc.	*	35,551	2,734,939

			26,594,478

IT Services—5.6%
Alliance Data Systems Corp.	*	63,511	17,303,572
Amdocs Ltd.		135,800	6,309,268
Booz Allen Hamilton Holding Corp.		32,800	721,600
Broadridge Financial Solutions, Inc.		19,731	732,809
DST Systems, Inc.		7,739	733,580
Euronet Worldwide, Inc.	*	82,100	3,414,539
Fidelity National Information Services, Inc.		13,400	716,230
Fiserv, Inc.	*	12,870	729,600
FleetCor Technologies, Inc.	*	37,256	4,288,166
Gartner, Inc.	*	99,456	6,906,225
Genpact Ltd. (Bermuda)	*	42,079	733,016
Global Payments, Inc.		72,618	5,163,866
Jack Henry & Associates, Inc.		12,980	723,765
NeuStar, Inc., Class A	*†	182,440	5,931,124
Paychex, Inc.		17,012	724,711
Teradata Corp.	*	15,032	739,424
Total System Services, Inc.		24,058	731,604
Vantiv, Inc., Class A	*	334,956	10,122,370
Western Union Co. (The)		44,203	723,161

			67,448,630

Leisure Products—0.2%
Hasbro, Inc.		13,357	742,916
Mattel, Inc.		18,620	746,848
Polaris Industries, Inc.		5,214	728,448

			2,218,212

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.		12,661	708,003

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bruker Corp.	*	132,787	$3,026,216
Charles River Laboratories International, Inc.	*	11,899	717,986
Covance, Inc.	*	7,021	729,482
Illumina, Inc.	*	4,903	728,880
Mettler-Toledo International, Inc.	*	3,113	733,672
Quintiles Transnational Holdings, Inc.	*	14,500	736,165
Techne Corp.		8,272	706,180
Waters Corp.	*	6,617	717,349

			8,803,933

Machinery—4.2%
Chart Industries, Inc.	*	38,465	3,059,891
Colfax Corp.	*	67,987	4,849,513
Crane Co.		10,100	718,615
Donaldson Co., Inc.		16,269	689,806
Dover Corp.		8,900	727,575
Flowserve Corp.		9,238	723,705
Graco, Inc.		66,187	4,946,816
Harsco Corp.		32,100	752,103
IDEX Corp.		9,659	704,044
Ingersoll-Rand plc (Ireland)		12,458	713,096
ITT Corp.		16,900	722,644
Lincoln Electric Holdings, Inc.		10,192	733,926
Manitowoc Co., Inc. (The)		23,178	728,948
Navistar International Corp.	*	22,700	768,849
Nordson Corp.		59,498	4,194,014
PACCAR, Inc.		10,651	718,303
Pall Corp.		43,413	3,884,161
Proto Labs, Inc.	*	52,000	3,518,840
Snap-on, Inc.		6,418	728,315
Stanley Black & Decker, Inc.		9,000	731,160
Toro Co. (The)		11,414	721,251
Valmont Industries, Inc.	†	4,710	701,036
WABCO Holdings, Inc.	*	77,895	8,222,596
Wabtec Corp.		85,506	6,626,715
Xylem, Inc.		19,681	716,782

			51,602,704

Marine—0.1%
Kirby Corp.	*	7,131	722,014

Media—2.5%
AMC Networks, Inc., Class A	*	77,443	5,660,309
Cablevision Systems Corp., Class A	†	43,486	733,609
Charter Communications, Inc., Class A	*	5,815	716,408
Cinemark Holdings, Inc.		25,304	734,069
Clear Channel Outdoor Holdings, Inc., Class A		79,358	722,951
Discovery Communications, Inc., Class A	*	8,695	719,076
Discovery Communications, Inc., Class C	*	66,200	5,101,372
DISH Network Corp., Class A	*	12,379	770,098
Interpublic Group of Cos., Inc. (The)		41,191	706,014
Lamar Advertising Co., Class A	*	13,695	698,308
Lions Gate Entertainment Corp.	†	27,000	721,710
Madison Square Garden Co. (The), Class A	*	12,836	728,828
Morningstar, Inc.		8,988	710,232
News Corp., Class A	*	254,700	4,385,934
News Corp., Class B	*	293,100	4,894,770
Omnicom Group, Inc.		9,889	717,941
Regal Entertainment Group, Class A	†	39,716	741,895
Scripps Networks Interactive, Inc., Class A		9,645	732,152

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Starz, Class A	*	22,713	$733,176

			30,928,852

Metals & Mining—0.6%
Compass Minerals International, Inc.		8,912	735,418
Reliance Steel & Aluminum Co.		69,200	4,889,672
Royal Gold, Inc.		11,112	695,834
Tahoe Resources, Inc.	*†	33,908	717,154

			7,038,078

Multiline Retail—0.4%
Big Lots, Inc.	*	19,571	741,154
Dillard’s, Inc., Class A		8,200	757,680
Dollar General Corp.	*	13,120	727,898
Dollar Tree, Inc.	*	13,953	728,067
Family Dollar Stores, Inc.		12,384	718,396
Macy’s, Inc.		12,407	735,611
Nordstrom, Inc.		11,887	742,343

			5,151,149

Oil, Gas & Consumable Fuels—6.1%
Antero Resources Corp.	*†	10,700	669,820
Bonanza Creek Energy, Inc.	*	44,200	1,962,480
Cabot Oil & Gas Corp.		22,122	749,493
Cheniere Energy, Inc.	*	13,296	735,933
Chesapeake Energy Corp.		488,200	12,507,684
Cobalt International Energy, Inc.	*	39,116	716,605
Concho Resources, Inc.	*	6,068	743,330
CONSOL Energy, Inc.		250,300	9,999,485
Continental Resources, Inc.	*†	6,213	772,089
CVR Energy, Inc.	†	17,100	722,475
Delek US Holdings, Inc.		83,100	2,413,224
Denbury Resources, Inc.		288,900	4,737,960
Diamondback Energy, Inc.	*	47,200	3,177,032
EP Energy Corp., Class A	*†	150,500	2,945,285
EQT Corp.		7,300	707,881
Gulfport Energy Corp.	*	64,922	4,621,148
Kosmos Energy Ltd. (Bermuda)	*	64,712	711,832
Laredo Petroleum, Inc.	*	29,044	751,078
Murphy Oil Corp.		129,400	8,134,084
Noble Energy, Inc.		10,580	751,603
Oasis Petroleum, Inc.	*	17,800	742,794
ONEOK, Inc.		11,951	708,097
Pioneer Natural Resources Co.		3,977	744,256
QEP Resources, Inc.		24,900	733,056
Range Resources Corp.		8,437	700,018
SM Energy Co.		10,234	729,582
Southwestern Energy Co.	*	104,165	4,792,632
Whiting Petroleum Corp.	*	85,535	5,935,274
World Fuel Services Corp.		16,430	724,563

			74,340,793

Paper & Forest Products—0.1%
International Paper Co.		15,700	720,316

Personal Products—0.2%
Avon Products, Inc.		49,458	724,065
Coty, Inc., Class A		47,000	704,060
Herbalife Ltd.	†	13,502	773,260
Nu Skin Enterprises, Inc., Class A		8,359	692,543

			2,893,928

Pharmaceuticals—1.8%
Actavis plc	*	3,515	723,563
Endo International plc (Ireland)	*	10,879	746,843

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
GW Pharmaceuticals plc ADR (United Kingdom)	*†	15,900	$943,983
Jazz Pharmaceuticals plc (Ireland)	*	34,700	4,812,196
Mallinckrodt plc (Ireland)	*	30,800	1,953,028
Mylan, Inc.	*	14,219	694,314
Perrigo Co. plc (Ireland)		4,613	713,446
Salix Pharmaceuticals Ltd.	*	98,159	10,170,254
Zoetis, Inc.		24,700	714,818

			21,472,445

Professional Services—3.1%
Advisory Board Co. (The)	*	57,430	3,689,878
Dun & Bradstreet Corp. (The)		7,238	719,095
Equifax, Inc.		92,757	6,310,259
IHS, Inc., Class A	*	78,610	9,551,115
Nielsen Holdings NV		192,007	8,569,273
Robert Half International, Inc.		17,412	730,433
Towers Watson & Co., Class A		37,200	4,242,660
Verisk Analytics, Inc., Class A	*	73,740	4,421,450

			38,234,163

Real Estate Investment Trusts (REITs)—1.3%
American Homes 4 Rent, Class A REIT		43,900	733,569
Apartment Investment & Management Co., Class A REIT		23,657	714,915
Boston Properties, Inc. REIT		6,323	724,173
Brixmor Property Group, Inc. REIT		35,100	748,683
CBL & Associates Properties, Inc. REIT		42,700	757,925
Corrections Corp. of America REIT		21,600	676,512
Crown Castle International Corp. REIT		9,808	723,634
Digital Realty Trust, Inc. REIT	†	14,573	773,535
Equity Lifestyle Properties, Inc. REIT		17,660	717,879
Extra Space Storage, Inc. REIT		15,081	731,579
Federal Realty Investment Trust REIT		6,425	737,076
Omega Healthcare Investors, Inc. REIT	†	21,800	730,736
Plum Creek Timber Co., Inc. REIT		17,420	732,337
Rayonier, Inc. REIT		16,648	764,310
Regency Centers Corp. REIT		14,279	729,086
Senior Housing Properties Trust REIT		32,800	737,016
Spirit Realty Capital, Inc. REIT		65,600	720,288
Tanger Factory Outlet Centers, Inc. REIT		21,733	760,655
Taubman Centers, Inc. REIT		10,334	731,544
Ventas, Inc. REIT		12,400	751,068
Vornado Realty Trust REIT		7,400	729,344
Weyerhaeuser Co. REIT		24,704	725,062

			16,150,926

Real Estate Management & Development—1.1%
CBRE Group, Inc., Class A	*	27,046	741,872
Cheung Kong Holdings Ltd. ADR (Hong Kong)		680,000	11,294,800
Realogy Holdings Corp.	*	16,200	703,890
St. Joe Co. (The)	*†	38,170	734,772

			13,475,334

Road & Rail—2.3%
AMERCO		3,200	742,784
Avis Budget Group, Inc.	*	102,600	4,996,620
Con-way, Inc.		18,215	748,272
Genesee & Wyoming, Inc., Class A	*	53,600	5,216,352
Hertz Global Holdings, Inc.	*	199,474	5,313,987
J.B. Hunt Transport Services, Inc.		50,404	3,625,056
Kansas City Southern		7,240	738,915
Landstar System, Inc.		12,527	741,849

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Old Dominion Freight Line, Inc.	*	106,100	$6,020,114

			28,143,949

Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc.	*†	178,305	715,003
Altera Corp.		19,843	719,110
Analog Devices, Inc.		14,145	751,665
Applied Materials, Inc.		35,500	724,910
Atmel Corp.	*	85,009	710,675
Avago Technologies Ltd. (Singapore)		11,289	727,125
Cavium, Inc.	*	58,500	2,558,205
Cree, Inc.	*	12,300	695,688
Freescale Semiconductor Ltd.	*	30,162	736,254
Lam Research Corp.	*	12,774	702,570
Linear Technology Corp.		14,838	722,462
LSI Corp.		66,242	733,299
Maxim Integrated Products, Inc.		22,279	737,881
Microchip Technology, Inc.	†	15,171	724,567
NXP Semiconductor NV (Netherlands)	*	78,200	4,598,942
ON Semiconductor Corp.	*	77,900	732,260
Silicon Laboratories, Inc.	*	13,774	719,692
Skyworks Solutions, Inc.	*	19,097	716,519
Xilinx, Inc.		13,166	714,519

			19,441,346

Software—4.1%
ANSYS, Inc.	*	9,707	747,633
Aspen Technology, Inc.	*	94,799	4,015,686
Autodesk, Inc.	*	14,348	705,635
Cadence Design Systems, Inc.	*	46,354	720,341
Citrix Systems, Inc.	*	11,503	660,617
CommVault Systems, Inc.	*	45,100	2,929,245
Concur Technologies, Inc.	*	7,089	702,307
Electronic Arts, Inc.	*	24,700	716,547
FactSet Research Systems, Inc.	†	6,452	695,590
FireEye, Inc.	*	11,500	708,055
FleetMatics Group plc (Ireland)	*	78,837	2,637,098
Fortinet, Inc.	*	32,547	717,010
Guidewire Software, Inc.	*	79,900	3,919,095
Informatica Corp.	*	93,101	3,517,356
Intuit, Inc.		9,590	745,431
MICROS Systems, Inc.	*	13,774	729,058
NetSuite, Inc.	*	7,701	730,286
Qlik Technologies, Inc.	*	96,700	2,571,253
Red Hat, Inc.	*	28,966	1,534,619
Rovi Corp.	*	31,082	708,048
ServiceNow, Inc.	*	80,090	4,798,993
SolarWinds, Inc.	*	78,381	3,341,382
Solera Holdings, Inc.		75,191	4,762,598
Splunk, Inc.	*	9,700	693,453
Symantec Corp.		37,847	755,804
Tableau Software, Inc., Class A	*	50,125	3,813,510
TIBCO Software, Inc.	*	34,501	701,060
Workday, Inc., Class A	*	7,600	694,868

			49,972,578

Specialty Retail—5.7%
Aaron’s, Inc.		23,525	711,396
Abercrombie & Fitch Co., Class A		18,700	719,950
Advance Auto Parts, Inc.		30,921	3,911,506
American Eagle Outfitters, Inc.		57,008	697,778
Ascena Retail Group, Inc.	*	41,031	709,016
AutoNation, Inc.	*	14,197	755,706
AutoZone, Inc.	*	1,370	735,827
Bed Bath & Beyond, Inc.	*	10,615	730,312

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Best Buy Co., Inc.		27,600	$728,916
Cabela’s, Inc.	*	10,900	714,059
CarMax, Inc.	*	15,374	719,503
Chico’s FAS, Inc.		44,947	720,500
Dick’s Sporting Goods, Inc.		12,703	693,711
DSW, Inc., Class A		84,882	3,043,868
Foot Locker, Inc.		120,000	5,637,600
Gap, Inc. (The)		18,350	735,101
GNC Holdings, Inc., Class A		164,081	7,222,846
L Brands, Inc.		12,627	716,835
Lithia Motors, Inc., Class A		42,700	2,837,842
Lumber Liquidators Holdings, Inc.	*	42,500	3,986,500
O’Reilly Automotive, Inc.	*	46,335	6,875,651
PetSmart, Inc.	†	10,450	719,900
Restoration Hardware Holdings, Inc.	*	54,276	3,994,171
Ross Stores, Inc.		72,925	5,217,784
Sally Beauty Holdings, Inc.	*	167,254	4,582,759
Signet Jewelers Ltd. (Bermuda)		7,300	772,778
Tiffany & Co.		46,494	4,005,458
Tractor Supply Co.		63,774	4,504,358
Ulta Salon Cosmetics & Fragrance, Inc.	*	7,206	702,441
Urban Outfitters, Inc.	*	20,223	737,533
Williams-Sonoma, Inc.		10,912	727,176

			69,568,781

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	12,400	733,460
NCR Corp.	*	20,960	766,088
NetApp, Inc.		19,464	718,221
SanDisk Corp.		8,900	722,591
Stratasys Ltd.	*	34,665	3,677,610

			6,617,970

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc.		9,975	774,559
Coach, Inc.		14,600	725,036
Deckers Outdoor Corp.	*	9,325	743,482
Fossil Group, Inc.	*	6,022	702,225
Hanesbrands, Inc.		66,816	5,110,088
Michael Kors Holdings Ltd. (Hong Kong)	*	7,723	720,324
Movado Group, Inc.		50,700	2,309,385
PVH Corp.		33,722	4,207,494
Ralph Lauren Corp.		4,640	746,715
Skechers U.S.A., Inc., Class A	*	80,842	2,953,967
Under Armour, Inc., Class A	*	52,852	6,058,953
V.F. Corp.		11,452	708,650

			25,760,878

Thrifts & Mortgage Finance—0.5%
Nationstar Mortgage Holdings, Inc.	*†	23,600	766,056
Ocwen Financial Corp.	*	143,000	5,602,740

			6,368,796

Tobacco—0.1%
Lorillard, Inc.		14,055	760,094

Trading Companies & Distributors—1.4%
AerCap Holdings NV (Netherlands)	*	81,300	3,430,047
Fastenal Co.	†	14,913	735,509
HD Supply Holdings, Inc.	*	29,700	776,655
MRC Global, Inc.	*	27,777	748,868
MSC Industrial Direct Co., Inc., Class A		8,392	726,076
United Rentals, Inc.	*	67,168	6,376,930
W.W. Grainger, Inc.		2,782	702,900

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
			Shares	Value
COMMON STOCKS—(Continued)
WESCO International, Inc.		*	44,100	$3,670,002

				17,166,987

Water Utilities—0.1%
Aqua America, Inc.			29,745	745,707

Wireless Telecommunication Services—1.5%
SBA Communications Corp., Class A		*	205,840	18,723,206

TOTAL COMMON STOCKS (Cost $875,812,958)				1,161,366,736

MONEY MARKET FUNDS—7.5%
Institutional Money Market Funds—7.5%
Dreyfus Institutional Cash Advantage Fund, 0.05%	†	†	¥7,000,000	7,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	¥		50,399,788	50,399,788
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	†	†	¥6,244,452	6,244,452
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	†	†	¥7,000,000	7,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	†	†	¥7,000,000	7,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	†	†	¥7,000,000	7,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	†	†	¥7,000,000	7,000,000

TOTAL MONEY MARKET FUNDS (Cost $91,644,240)				91,644,240

TOTAL INVESTMENTS—103.1% (Cost $967,457,198)				1,253,010,976
Other assets less liabilities—(3.1%)				(37,602,518)

NET ASSETS—100.0%				$1,215,408,458

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—49.9%
Aerospace & Defense—1.0%
Astronics Corp.	*	12,900	$817,989
Astronics Corp., Class B	*	12,550	796,862
DigitalGlobe, Inc.	*	36,395	1,055,819

			2,670,670

Air Freight & Logistics—0.7%
Park-Ohio Holdings Corp.	*	33,500	1,881,025

Auto Components—0.5%
Standard Motor Products, Inc.		42,377	1,515,825

Banks—2.7%
Bank of Marin Bancorp		36,400	1,638,728
Flushing Financial Corp.		77,417	1,631,176
Heritage Financial Corp./Washington		46,000	778,320
Trico Bancshares		54,000	1,400,220
Washington Banking Co.		43,500	773,430
Wintrust Financial Corp.		30,200	1,469,532

			7,691,406

Biotechnology—2.9%
Agios Pharmaceuticals, Inc.	*†	36,000	1,409,400
Arena Pharmaceuticals, Inc.	*†	301,658	1,900,446
Cara Therapeutics, Inc.	*	68,600	1,276,646
Exelixis, Inc.	*†	357,200	1,264,488
Foundation Medicine, Inc.	*†	25,300	818,961
Ironwood Pharmaceuticals, Inc.	*	117,700	1,450,064

			8,120,005

Building Products—0.0%
Insteel Industries, Inc.		5,000	98,350

Capital Markets—1.2%
Alaris Royalty Corp. (Canada)		48,500	1,311,760
Marcus & Millichap, Inc.	*	107,200	1,912,448

			3,224,208

Chemicals—1.1%
Advanced Emissions Solutions, Inc.	*	62,400	1,531,296
LSB Industries, Inc.	*	45,200	1,691,384

			3,222,680

Communications Equipment—2.1%
ARRIS Group, Inc.	*	51,900	1,462,542
Calix, Inc.	*	4,100	34,563
Mitel Networks Corp. (Canada)	*	184,270	1,951,419
Parkervision, Inc.	*†	502,577	2,412,370

			5,860,894

Construction & Engineering—0.6%
EMCOR Group, Inc.		33,500	1,567,465

Consumer Finance—0.4%
Regional Management Corp.	*	50,599	1,247,771

Containers & Packaging—0.6%
Myers Industries, Inc.		79,043	1,574,537

Electric Utilities—0.5%
ALLETE, Inc.		28,300	1,483,486

Electrical Equipment—0.3%
Polypore International, Inc.	*	27,000	923,670

Electronic Equipment, Instruments & Components—0.5%
Speed Commerce, Inc.	*	415,000	1,510,600

Energy Equipment & Services—0.7%
C&J Energy Services, Inc.	*^‡	63,000	1,837,080

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Food Products—0.8%
Alliance Grain Traders, Inc. (Canada)		66,000	$1,048,358
Darling International, Inc.	*	64,700	1,295,294

			2,343,652

Health Care Equipment & Supplies—1.8%
Globus Medical, Inc., Class A	*	67,843	1,803,945
Greatbatch, Inc.	*	37,900	1,740,368
Natus Medical, Inc.	*	54,832	1,414,666

			4,958,979

Health Care Providers & Services—1.1%
Amsurg Corp.	*	27,600	1,299,408
Ensign Group, Inc. (The)		43,400	1,893,976

			3,193,384

Hotels, Restaurants & Leisure—1.6%
Del Frisco’s Restaurant Group, Inc.	*	67,200	1,874,880
Ignite Restaurant Group, Inc.	*†	108,640	1,528,565
Red Robin Gourmet Burgers, Inc.	*	15,000	1,075,200

			4,478,645

Household Durables—1.6%
LGI Homes, Inc.	*	90,500	1,561,125
M/I Homes, Inc.	*	66,100	1,481,962
New Home Co., Inc. (The)	*	110,200	1,569,248

			4,612,335

Independent Power and Renewable Electricity Producers—0.5%
Pattern Energy Group, Inc.		51,300	1,391,769

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		17,100	1,356,714

Insurance—0.6%
Phoenix Cos., Inc. (The)	*	33,800	1,749,150

Internet Software & Services—1.4%
Constant Contact, Inc.	*	53,500	1,308,610
Digital River, Inc.	*	90,600	1,579,158
Textura Corp.	*†	44,000	1,109,240

			3,997,008

IT Services—0.9%
ExlService Holdings, Inc.	*	44,000	1,360,040
Global Cash Access Holdings, Inc.	*	167,000	1,145,620

			2,505,660

Life Sciences Tools & Services—0.7%
Albany Molecular Research, Inc.	*	109,100	2,028,169

Machinery—2.4%
Altra Industrial Motion Corp.		48,900	1,745,730
John Bean Technologies Corp.		49,900	1,541,910
Luxfer Holdings plc ADR (United Kingdom)		73,592	1,440,931
Titan International, Inc.		99,100	1,881,909

			6,610,480

Metals & Mining—0.5%
New Gold, Inc. (Canada)	*	190,200	928,176
Romarco Minerals, Inc. (Canada)	*	744,650	471,511

			1,399,687

Oil, Gas & Consumable Fuels—2.9%
BPZ Resources, Inc.	*†	809,700	2,574,846
EPL Oil & Gas, Inc.	*	38,200	1,474,520
Jones Energy, Inc., Class A	*	90,200	1,365,628
Karoon Gas Australia Ltd. (Australia)	*	328,927	780,594

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Synergy Resources Corp.	*	192,000	$2,064,000

			8,259,588

Pharmaceuticals—0.5%
XenoPort, Inc.	*	273,700	1,415,029

Professional Services—0.7%
RPX Corp.	*	119,300	1,942,204

Real Estate Investment Trusts (REITs)—3.4%
Arbor Realty Trust, Inc. REIT		175,447	1,214,093
Armada Hoffler Properties, Inc. REIT		117,300	1,177,692
Gladstone Commercial Corp. REIT		73,600	1,276,224
Medical Properties Trust, Inc. REIT		113,600	1,452,944
Pebblebrook Hotel Trust REIT		39,600	1,337,292
STAG Industrial, Inc. REIT		65,300	1,573,730
Summit Hotel Properties, Inc. REIT		149,600	1,388,288

			9,420,263

Road & Rail—0.6%
Celadon Group, Inc.		75,000	1,803,000

Semiconductors & Semiconductor Equipment—3.3%
Exar Corp.	*	160,000	1,912,000
Inphi Corp.	*	122,800	1,975,852
Integrated Silicon Solution, Inc.	*	135,634	2,109,109
PLX Technology, Inc.	*	288,433	1,745,019
Rambus, Inc.	*	130,000	1,397,500

			9,139,480

Software—2.6%
Actuate Corp.	*	105,563	635,489
Digimarc Corp.		18,200	571,480
Ellie Mae, Inc.	*†	39,400	1,136,296
ePlus, Inc.	*	30,300	1,689,528
Kofax Ltd.	*	142,700	1,237,209
Mitek Systems, Inc.	*†	203,000	785,610
SeaChange International, Inc.	*	112,893	1,178,603

			7,234,215

Specialty Retail—1.6%
Destination Maternity Corp.		50,125	1,373,425
Finish Line, Inc. (The), Class A		59,700	1,617,273
Shoe Carnival, Inc.		65,450	1,507,968

			4,498,666

Thrifts & Mortgage Finance—1.8%
EverBank Financial Corp.	†	94,600	1,866,458
Home Loan Servicing Solutions Ltd. (Cayman Islands)	†	68,300	1,475,280
WSFS Financial Corp.		23,000	1,642,890

			4,984,628

Trading Companies & Distributors—2.3%
CAI International, Inc.	*	76,600	1,889,722
Cervus Equipment Corp. (Canada)		68,700	1,387,672
H&E Equipment Services, Inc.	*	44,645	1,805,890
Textainer Group Holdings Ltd. (Bermuda)	†	39,200	1,500,184

			6,583,468

TOTAL COMMON STOCKS (Cost $110,459,851)			140,335,845

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—23.6%
Aerospace & Defense—0.2%
United Technologies Corp.
0.736%	06/01/2015	#	$545,000	$548,081

Auto Components—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%	03/15/2017	^	310,000	313,875

Automobiles—0.5%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%	06/15/2019	^	400,000	440,000
Jaguar Land Rover Automotive plc (United Kingdom)
4.125%	12/15/2018	^	300,000	308,625
RCI Banque SA (France)
2.112%	04/11/2014	#^	800,000	800,169

				1,548,794

Banks—5.1%
ABN AMRO Bank NV (Netherlands)
1.035%	10/28/2016	#^	200,000	201,325
Banco Nacional de Costa Rica (Costa Rica)
4.875%	11/01/2018	^	200,000	202,250
Bank of America Corp.
3.700%	09/01/2015		425,000	441,860
Bank of America Corp. MTN
1.304%	03/22/2018	#	590,000	597,055
1.250%	01/11/2016		190,000	191,082
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	137,551
Banque Federative du Credit Mutuel SA (France)
1.085%	10/28/2016	#^	600,000	602,361
Barclays Bank plc (United Kingdom)
2.500%	02/20/2019		300,000	300,868
0.815%	02/17/2017	#	300,000	301,068
BB&T Corp. MTN
1.600%	08/15/2017		150,000	150,556
0.897%	02/01/2019	#	650,000	651,078
CIT Group, Inc.
4.750%	02/15/2015	^	270,000	278,100
Citigroup, Inc.
4.450%	01/10/2017		225,000	243,166
2.250%	08/07/2015		500,000	509,301
1.023%	04/01/2016	#	540,000	543,961
Credit Agricole SA (France)
1.399%	04/15/2016	#^	440,000	446,177
Discover Bank
2.000%	02/21/2018		650,000	647,666
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		400,000	401,497
HSBC Bank plc (United Kingdom)
0.876%	05/15/2018	#^	360,000	361,545
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		260,000	260,973
Intesa Sanpaolo SpA (Italy)
2.375%	01/13/2017		560,000	562,259
JPMorgan Chase & Co.
1.139%	01/25/2018	#	280,000	283,423
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		105,000	106,361
1.350%	02/15/2017		640,000	639,928
1.100%	10/15/2015		250,000	251,121
KeyBank NA, Bank Note
4.950%	09/15/2015		200,000	211,179
KeyCorp MTN
3.750%	08/13/2015		230,000	239,053

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	$600,000	$608,986
Manufacturers & Traders Trust Co., Bank Note
1.250%	01/30/2017		380,000	380,778
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	250,767
Regions Financial Corp.
2.000%	05/15/2018		370,000	362,993
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		695,000	709,995
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	670,673
US Bancorp
4.200%	05/15/2014		500,000	502,287
US Bank NA, Bank Note
0.522%	10/14/2014	#	400,000	400,605
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		545,000	558,803
Wells Fargo & Co.
0.867%	04/23/2018	#	170,000	171,740

				14,380,391

Beverages—0.4%
PepsiCo, Inc.
0.700%	08/13/2015		1,000,000	1,002,640

Biotechnology—0.2%
Royal Bank of Scotland Group plc (United Kingdom)
Amgen, Inc.
1.875%	11/15/2014		330,000	332,636
Gilead Sciences, Inc.
2.400%	12/01/2014		140,000	141,711

				474,347

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		165,000	172,012

Capital Markets—1.6%
Bank of New York Mellon Corp. (The) MTN
2.500%	01/15/2016		525,000	542,047
1.200%	02/20/2015		100,000	100,727
Deutsche Bank AG (Germany)
0.847%	02/13/2017	#	250,000	251,025
E*TRADE Financial Corp.
6.000%	11/15/2017		190,000	200,688
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,225,000	1,283,494
Macquarie Group Ltd. (Australia)
1.236%	01/31/2017	#^	670,000	670,096
Morgan Stanley
1.485%	02/25/2016	#	450,000	456,679
Morgan Stanley MTN
1.519%	04/25/2018	#	620,000	632,709
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	420,112

				4,557,577

Chemicals—0.2%
Ashland, Inc.
3.000%	03/15/2016		400,000	410,000
Ecolab, Inc.
2.375%	12/08/2014		110,000	111,395

				521,395

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.2%
Mobile Mini, Inc.
7.875%	12/01/2020		$430,000	$479,987

Communications Equipment—0.4%
Cisco Systems, Inc.
1.100%	03/03/2017		500,000	501,378
0.516%	03/03/2017	#	500,000	501,373

				1,002,751

Consumer Finance—2.7%
Ally Financial, Inc.
3.500%	07/18/2016		610,000	629,825
American Express Co.
0.826%	05/22/2018	#	590,000	592,151
American Express Credit Corp.
0.746%	07/29/2016	#	550,000	554,012
American Express Credit Corp. MTN
5.125%	08/25/2014		300,000	305,628
1.750%	06/12/2015		100,000	101,417
Capital One Financial Corp.
2.125%	07/15/2014		340,000	341,586
Caterpillar Financial Services Corp.
0.700%	11/06/2015		150,000	150,463
Caterpillar Financial Services Corp. MTN
1.000%	11/25/2016		130,000	130,322
1.000%	03/03/2017		540,000	538,239
Ford Motor Credit Co. LLC
3.875%	01/15/2015		470,000	481,315
1.487%	05/09/2016	#	280,000	284,826
General Motors Financial Co., Inc.
4.750%	08/15/2017		350,000	375,812
2.750%	05/15/2016		200,000	203,120
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	160,000	160,563
HSBC USA, Inc.
1.114%	09/24/2018	#	400,000	405,372
International Lease Finance Corp.
6.500%	09/01/2014	^	200,000	205,000
4.875%	04/01/2015		210,000	218,402
2.183%	06/15/2016	#	560,000	567,000
John Deere Capital Corp.
1.050%	10/11/2016		240,000	240,985
0.700%	09/04/2015		280,000	281,049
John Deere Capital Corp. MTN
1.050%	12/15/2016		270,000	271,329
PACCAR Financial Corp. MTN
1.550%	09/29/2014		210,000	211,258
1.050%	06/05/2015		90,000	90,625
0.835%	12/06/2018	#	130,000	130,868

				7,471,167

Diversified Financial Services—0.9%
General Electric Capital Corp.
2.150%	01/09/2015		240,000	243,418
1.625%	07/02/2015		400,000	405,561
General Electric Capital Corp. MTN
0.892%	07/12/2016	#	670,000	676,599
0.870%	04/07/2014	#	300,000	300,020
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	471,684
National Rural Utilities Cooperative Finance Corp.
1.100%	01/27/2017		360,000	358,966

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.000%	02/02/2015		$200,000	$201,121

				2,657,369

Diversified Telecommunication Services—0.8%
AT&T, Inc.
0.875%	02/13/2015		780,000	783,221
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	130,122
Verizon Communications, Inc.
1.984%	09/14/2018	#	280,000	294,368
1.763%	09/15/2016	#	120,000	123,516
1.003%	06/17/2019	#	120,000	121,191
0.700%	11/02/2015		210,000	210,214
0.435%	03/06/2015	#^	300,000	300,067
Windstream Corp.
7.875%	11/01/2017		340,000	391,850

				2,354,549

Electric Utilities—0.4%
Georgia Power Co.
0.750%	08/10/2015		500,000	501,109
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		180,000	180,352
1.339%	09/01/2015		500,000	503,808
1.200%	06/01/2015		80,000	80,392

				1,265,661

Energy Equipment & Services—0.3%
Cameron International Corp.
1.150%	12/15/2016		300,000	299,561
Nabors Industries, Inc.
2.350%	09/15/2016^		500,000	511,825

				811,386

Food & Staples Retailing—0.4%
CVS Caremark Corp.
1.200%	12/05/2016		130,000	130,837
Kroger Co. (The)
2.200%	01/15/2017		500,000	511,790
0.804%	10/17/2016	#	400,000	400,760
Walgreen Co.
1.000%	03/13/2015		210,000	210,780

				1,254,167

Food Products—0.6%
BRF SA (Brazil)
7.750%	05/22/2018	^	BRL 1,200,000	438,166
ConAgra Foods, Inc.
1.350%	09/10/2015		70,000	70,544
1.300%	01/25/2016		110,000	110,778
General Mills, Inc.
0.875%	01/29/2016		90,000	90,113
Kellogg Co.
1.125%	05/15/2015		350,000	352,217
Kraft Foods Group, Inc.
1.625%	06/04/2015		150,000	151,727
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	290,000	280,240
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	100,000	100,328
1.400%	10/21/2016	^	100,000	100,488

				1,694,601

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Gas Utilities—0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.500%	10/01/2018		$400,000	$427,000

Health Care Equipment & Supplies—0.1%
Baxter International, Inc.
0.950%	06/01/2016		110,000	110,364
Stryker Corp.
3.000%	01/15/2015		300,000	305,296

				415,660

Health Care Providers & Services—0.6%
Express Scripts Holding Co.
2.750%	11/21/2014		500,000	507,353
McKesson Corp.
1.292%	03/10/2017		200,000	199,645
UnitedHealth Group, Inc.
1.400%	10/15/2017		100,000	99,815
Ventas Realty LP
1.550%	09/26/2016		211,000	212,980
WellPoint, Inc.
2.375%	02/15/2017		465,000	475,661
1.250%	09/10/2015		190,000	191,340

				1,686,794

Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp. MTN
0.750%	05/29/2015		190,000	190,777
Starbucks Corp.
0.875%	12/05/2016		240,000	239,178

				429,955

Household Durables—0.1%
Toll Brothers Finance Corp.
4.000%	12/31/2018		200,000	205,500

Insurance—0.7%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	302,085
American International Group, Inc.
2.375%	08/24/2015		150,000	153,063
Berkshire Hathaway Finance Corp.
0.950%	08/15/2016		130,000	130,746
Metropolitan Life Global Funding I
0.769%	07/15/2016	#^	320,000	322,293
New York Life Global Funding
0.503%	04/04/2014	#^	500,000	500,021
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	230,326
Prudential Financial, Inc. MTN
1.016%	08/15/2018	#	300,000	300,714

				1,939,248

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
0.650%	11/27/2015		400,000	401,017

Internet Software & Services—0.2%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		200,000	200,846
eBay, Inc.
0.700%	07/15/2015		220,000	220,886

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
IAC/InterActiveCorp
4.875%	11/30/2018		$150,000	$157,313

				579,045

IT Services—0.3%
Computer Sciences Corp.
2.500%	09/15/2015		100,000	102,103
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	146,538
International Business Machines Corp.
0.550%	02/06/2015		610,000	611,665

				860,306

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		180,000	179,035

Media—0.2%
DISH DBS Corp.
4.625%	07/15/2017		245,000	261,537
NBCUniversal Enterprise, Inc.
0.924%	04/15/2018	#^	240,000	241,648
Viacom, Inc.
4.375%	09/15/2014		200,000	203,447

				706,632

Metals & Mining—0.8%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		350,000	361,813
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	280,000	295,575
Freeport-McMoRan Copper & Gold, Inc.
1.400%	02/13/2015		100,000	100,595
Glencore Funding LLC
1.599%	01/15/2019	#^	600,000	598,765
Xstrata Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	800,000	810,365

				2,167,113

Multi-Utilities—0.2%
Dominion Resources, Inc.
1.250%	03/15/2017		540,000	539,161

Oil, Gas & Consumable Fuels—1.1%
CONSOL Energy, Inc.
8.000%	04/01/2017		100,000	104,500
Devon Energy Corp.
1.200%	12/15/2016		300,000	300,197
Enterprise Products Operating LLC
1.250%	08/13/2015		100,000	100,696
Marathon Oil Corp.
0.900%	11/01/2015		220,000	220,499
Murphy Oil Corp.
2.500%	12/01/2017		250,000	254,354
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017		160,000	162,128
Phillips 66
1.950%	03/05/2015		230,000	232,734
Plains Exploration & Production Co.
6.500%	11/15/2020		260,000	287,625
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	292,900
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	410,700
Tesoro Corp.
4.250%	10/01/2017		260,000	274,300

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
WPX Energy, Inc.
5.250%	01/15/2017		$355,000	$381,625

				3,022,258

Pharmaceuticals—0.6%
AbbVie, Inc.
1.750%	11/06/2017		520,000	522,096
1.200%	11/06/2015		520,000	524,644
Merck & Co., Inc.
0.596%	05/18/2018	#	470,000	471,460
Mylan, Inc.
1.800%	06/24/2016		80,000	81,165
1.350%	11/29/2016		150,000	150,370

				1,749,735

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		80,000	81,986

Real Estate Investment Trusts (REITs)—0.8%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017	^	600,000	600,590
Digital Realty Trust LP
4.500%	07/15/2015	†	550,000	570,059
Health Care REIT, Inc.
3.625%	03/15/2016		375,000	393,998
Simon Property Group LP
4.200%	02/01/2015		90,000	91,900
Vornado Realty LP
4.250%	04/01/2015		470,000	482,553

				2,139,100

Road & Rail—0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	270,000	284,512
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	300,000	307,476
2.500%	03/15/2016	^	230,000	235,857

				827,845

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015		420,000	420,306
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	194,387

				614,693

Software—0.4%
Autodesk, Inc.
1.950%	12/15/2017		150,000	150,566
Microsoft Corp.
2.950%	06/01/2014		500,000	502,111
Oracle Corp.
3.750%	07/08/2014		480,000	484,292

				1,136,969

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		160,000	159,765

Technology Hardware, Storage & Peripherals—0.4%
Hewlett-Packard Co.
1.784%	09/19/2014	#	300,000	301,994
1.182%	01/14/2019	#†	580,000	582,024

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018	^	$350,000	$361,375

				1,245,393

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	258,813
BPCE SA MTN (France)
1.489%	04/25/2016	#	350,000	354,969

				613,782

Tobacco—0.0%
Reynolds American, Inc.
1.050%	10/30/2015		100,000	99,961

Trading Companies & Distributors—0.5%
Air Lease Corp.
4.500%	01/15/2016		600,000	633,000
Aircastle Ltd. (Bermuda)
9.750%	08/01/2018		390,000	420,440
Aviation Capital Group Corp.
4.625%	01/31/2018	^	160,000	166,518
GATX Corp.
1.250%	03/04/2017		100,000	99,504

				1,319,462

Wireless Telecommunication Services—0.1%
SBA Communications Corp.
5.625%	10/01/2019		150,000	157,875
SoftBank Corp. (Japan)
4.500%	04/15/2020	^	200,000	200,000

				357,875

TOTAL CORPORATE OBLIGATIONS (Cost $65,812,704)				66,416,040

MORTGAGE-BACKED SECURITIES—3.0%
Commercial Mortgage-Backed Securities— 0.5%
Hilton USA Trust, Series 2013-HLF, Class AFL
1.156%	11/05/2030	#^	610,000	610,852
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	398,281	398,648
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		252,977	254,701

				1,264,201

Non-Agency Mortgage-Backed Securities— 1.7%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	562,019	520,032
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	280,544	258,565
GSAMP Trust, Series 2004-SEA2, Class M1
0.804%	03/25/2034	#	600,000	598,787
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	368,557	377,184
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	347,243	334,510
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	413,789	383,388
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	263,728	264,242
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	508,878	508,159

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	$260,194	$260,397
Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.604%	11/25/2023	#	469,036	471,811
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.630%	03/25/2044	#	761,294	748,751
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.409%	10/25/2036	#	82,737	72,190

				4,798,016

U.S. Government Agency Mortgage-Backed Securities— 0.8%
Federal National Mortgage Association, Series 2013-C01, Class M1
2.154%	10/25/2023	#	658,151	670,616
Federal National Mortgage Association, Series 2014-C01, Class M1
1.754%	01/25/2024	#	666,192	673,498
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.606%	10/07/2020	#	461,985	464,877
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.536%	05/07/2020	#	422,719	423,198

				2,232,189

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,364,227)				8,294,406

U.S. TREASURY OBLIGATIONS—15.3%
U.S. Treasury Notes—15.3%
U.S. Treasury Note
0.875%	09/15/2016		6,905,000	6,944,110
0.750%	01/15/2017	‡‡	3,000,000	2,995,782
0.625%	07/15/2016 - 02/15/2017		7,260,000	7,265,867
0.500%	06/15/2016		3,825,000	3,823,057
0.375%	01/15/2016 - 02/15/2016		12,365,000	12,369,713
0.250%	02/29/2016	†	9,590,000	9,565,277

				42,963,806

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,975,807)				42,963,806

GOVERNMENT RELATED OBLIGATIONS—1.6%
U.S. Government Agencies—0.5%
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017		1,300,000	1,295,209
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		180,000	182,558

				1,477,767

Non-U.S. Government Agencies—0.2%
IPIC GMTN Ltd. (Cayman Islands)
3.125%	11/15/2015	^†	250,000	259,000
Petroleos Mexicanos (Mexico)
2.257%	07/18/2018	#	410,000	428,450

				687,450

Sovereign Debt—0.5%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	710,000	710,170
Mexico Government International Bond (Mexico)
5.625%	01/15/2017	†	500,000	557,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Panama Government International Bond (Panama)
7.250%	03/15/2015		$23,000	$24,409

				1,292,079

U.S. Municipal Bonds—0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
1.298%	07/01/2016		330,000	334,039
Missouri Higher Education Loan Authority, Series 2012-1, Class A1 (Missouri)
0.984%	01/26/2026	#	534,628	534,804
South Carolina State Public Service Authority, Series D (South Carolina)
1.030%	06/01/2015	#	260,000	261,043

				1,129,886

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $4,556,530)				4,587,182

ASSET-BACKED SECURITIES—3.2%
Automobiles—2.0%
Ally Master Owner Trust Series 2013-2, Class A
0.605%	04/15/2018	#	600,000	601,515
Ally Master Owner Trust Series 2013-1, Class A1
0.605%	02/15/2018	#	500,000	501,163
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	119,240
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	119,867
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3
0.830%	09/17/2018	^	865,000	864,421
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	451,379	452,345
Hyundai Auto Lease Securitization Trust Series 2014-A, Class A3
0.750%	04/17/2017	^	1,870,000	1,870,859
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.455%	02/15/2018	#	1,250,000	1,251,719

				5,781,129

Credit Card—0.5%
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		600,000	602,187
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		750,000	752,969

				1,355,156

Other—0.3%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		668,189	671,742
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	100,049

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	$168,068	$168,324

				940,115

Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.506%	12/07/2020	#	700,068	700,992
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.435%	06/25/2021	#^	325,000	325,166

				1,026,158

TOTAL ASSET-BACKED SECURITIES (Cost $9,087,317)				9,102,558

			Shares	Value
WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia Berhad (Malaysia), Expires 02/27/2016, Strike $1.00
(Cost $–)		*	60,350	13,861

MONEY MARKET FUNDS—10.8%
Institutional Money Market Funds - 10.8%
Dreyfus Institutional Cash Advantage Fund, 0.05%		††¥	3,410,000	3,410,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%			¥10,848,725	10,848,725
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		††¥	2,622,384	2,622,384
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%		††¥	3,400,000	3,400,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%		††¥	3,400,000	3,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%		††¥	3,400,000	3,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%		††¥	3,400,000	3,400,000

TOTAL MONEY MARKET FUNDS (Cost $30,481,109)				30,481,109

TOTAL INVESTMENTS—107.4% (Cost $271,737,545)				302,194,807
Other assets less liabilities—(7.4%)				(20,832,436)

NET ASSETS—100.0%				$281,362,371

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
BRL	Brazilian Real
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $22,096,591, which represents 7.9% of Net Assets. The illiquid 144A securities represented 0.7% of Net Assets, and 8.3% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,837,080)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—96.9%
Australia—4.0%
AMP Ltd.		883,646	$4,090,045
Beach Energy Ltd.		1,298,300	2,060,154
BHP Billiton Ltd.		80,000	2,711,620
Coca-Cola Amatil Ltd.		345,000	3,535,424
Cochlear Ltd.	†	29,000	1,535,006
CSL Ltd.		127,700	8,248,355
Fortescue Metals Group Ltd.		465,900	2,280,990
Insurance Australia Group Ltd.		531,700	2,749,988
Oil Search Ltd.		151,700	1,190,748
QBE Insurance Group Ltd.		600,887	7,140,904
REA Group Ltd.	†	85,300	3,865,229
Suncorp Group Ltd.		198,100	2,370,743
Telstra Corp. Ltd.		464,900	2,192,209
Westpac Banking Corp.		85,100	2,736,190
Woodside Petroleum Ltd.		122,000	4,417,547
Woolworths Ltd.		226,900	7,524,441

			58,649,593

Austria—0.3%
OMV AG		42,800	1,942,761
Zumtobel AG		74,200	1,840,297

			3,783,058

Belgium—1.1%
AGFA-Gevaert NV	*	139,500	472,868
Anheuser-Busch InBev NV		61,407	6,467,098
Colruyt SA		87,200	4,806,887
Telenet Group Holding NV		37,332	2,302,743
UCB SA		33,921	2,721,345

			16,770,941

Brazil—1.3%
AMBEV SA ADR		23,500	174,135
AMBEV SA ADR		112,100	830,661
Banco do Brasil SA		76,700	767,000
CCR SA		301,400	2,296,697
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference) ADR		26,500	1,159,640
Cia Hering		62,900	762,895
Cielo SA		77,840	2,467,964
CPFL Energia SA ADR		112,400	1,835,492
EcoRodovias Infraestrutura e Logistica SA		261,200	1,558,681
Natura Cosmeticos SA		50,500	845,525
Petroleo Brasileiro SA		191,700	1,326,439
Petroleo Brasileiro SA ADR		23,600	327,332
Souza Cruz SA		104,100	942,818
Vale SA ADR		18,700	258,621
Vale SA ADR		29,100	402,453
Vale SA (Preference) ADR		269,000	3,349,050

			19,305,403

Canada—3.0%
BCE, Inc.		135,400	5,832,427
Canadian Natural Resources Ltd.		62,300	2,387,744
Canadian Pacific Railway Ltd.		13,143	1,977,102
Canfor Corp.	*	110,700	2,613,541
Genworth MI Canada, Inc.		75,400	2,572,671
Gluskin Sheff + Associates, Inc.		101,200	2,922,945
Husky Energy, Inc.		136,100	4,082,384
Manulife Financial Corp.		171,100	3,299,731
Norbord, Inc.		63,400	1,670,594
Stantec, Inc.		42,100	2,573,222

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Suncor Energy, Inc.		203,900	$7,121,284
Western Forest Products, Inc.		1,027,600	2,240,177
WestJet Airlines Ltd.		97,700	2,144,893
WSP Global, Inc.		68,600	2,217,167

			43,655,882

Chile—0.2%
Enersis SA ADR		162,400	2,522,072

China—2.4%
AAC Technologies Holdings, Inc.		222,000	1,152,422
Baidu, Inc. ADR	*	69,920	10,654,410
China Shenhua Energy Co. Ltd., H Shares		1,910,366	5,531,496
CNOOC Ltd.		3,775,000	5,715,436
ENN Energy Holdings Ltd.		166,000	1,158,080
Hengan International Group Co. Ltd.		287,500	2,984,701
Mindray Medical International Ltd. ADR		83,600	2,705,296
Tencent Holdings Ltd.		70,700	4,934,873

			34,836,714

Denmark—1.5%
Chr Hansen Holding A/S		61,081	2,424,169
Coloplast A/S, Class B		53,647	4,337,420
ISS A/S	*	27,439	921,494
Novo Nordisk A/S, Class B		204,155	9,295,641
Rockwool International A/S, Class B		5,950	1,155,291
Topdanmark A/S	*	116,676	3,394,847

			21,528,862

Faroe Islands—0.2%
Bakkafrost P/F		134,700	2,224,780

Finland—0.6%
Huhtamaki Oyj		113,800	3,120,480
Kone Oyj, Class B	†	125,500	5,269,542

			8,390,022

France—7.9%
Air Liquide SA		39,300	5,322,013
Carrefour SA		64,393	2,491,002
Casino Guichard Perrachon SA		23,200	2,758,403
Cie de Saint-Gobain		193,559	11,685,972
Danone SA		69,500	4,909,992
Essilor International SA		51,100	5,156,922
Etablissements Maurel et Prom		147,800	2,273,687
L’Oreal SA		40,948	6,755,621
LVMH Moet Hennessy Louis Vuitton SA		8,981	1,627,468
Mercialys SA REIT		133,100	2,787,401
Orange SA		803,140	11,863,787
Pernod Ricard SA		20,916	2,434,102
Plastic Omnium SA		95,600	3,544,723
Rallye SA		58,400	2,725,849
Safran SA		49,000	3,394,699
Sanofi		126,244	13,192,392
Schneider Electric SA		63,057	5,588,511
Technip SA		15,300	1,577,197
Total SA		243,830	16,050,011
Unibail-Rodamco SE (Paris Exchange) REIT		3,323	862,412
Valeo SA		28,100	3,957,422

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zodiac Aerospace		143,520	$5,070,725

			116,030,311

Germany—6.9%
Adidas AG		46,900	5,071,264
Axel Springer SE		1,339	85,686
BASF SE		27,107	3,016,272
Bayer AG (Registered)		100,167	13,564,992
Beiersdorf AG		40,215	3,922,324
Continental AG		17,535	4,205,200
Daimler AG (Registered)	†	94,737	8,962,017
Deutsche Post AG (Registered)		202,681	7,535,167
Deutsche Telekom AG (Registered)		880,879	14,292,770
Duerr AG		38,500	2,973,512
HeidelbergCement AG		9,236	791,631
Linde AG		48,805	9,772,056
Merck KGaA		15,500	2,610,297
MTU Aero Engines AG		35,186	3,266,480
Muenchener Rueckversicherungs AG (Registered)		14,399	3,146,429
RWE AG		167,112	6,781,348
SAP AG		86,546	7,020,233
Volkswagen AG		15,563	3,948,379

			100,966,057

Hong Kong—4.0%
AIA Group Ltd.		2,932,400	13,946,934
ASM Pacific Technology Ltd.		119,800	1,163,779
Beijing Enterprises Holdings Ltd.		716,000	6,422,774
Belle International Holdings Ltd.	†	2,329,837	2,329,181
China Mobile Ltd.		970,734	8,912,728
China Resources Land Ltd.	†	822,000	1,808,602
China Resources Power Holdings Co. Ltd.		1,134,000	2,962,236
Chow Tai Fook Jewellery Group Ltd.		1,218,000	1,918,323
CLP Holdings Ltd.		372,500	2,811,160
Galaxy Entertainment Group Ltd.	*	542,000	4,730,662
Hang Lung Properties Ltd.		893,000	2,576,335
Hong Kong & China Gas Co. Ltd.		2,452,893	5,358,990
Hongkong Land Holdings Ltd.		188,970	1,223,968
Hopewell Holdings Ltd.		331,000	1,138,962
SJM Holdings Ltd.		740,000	2,084,754

			59,389,388

India—0.7%
Axis Bank Ltd. GDR		81,053	1,992,812
ICICI Bank Ltd. ADR		31,000	1,357,800
Infosys Ltd. ADR		49,500	2,681,910
Larsen & Toubro Ltd. GDR		97,739	2,088,091
Tata Motors Ltd. ADR		54,100	1,915,681

			10,036,294

Indonesia—0.8%
Astra International Tbk PT		138,700	90,724
Bank Mandiri Persero Tbk PT		1,907,800	1,606,843
Bank Rakyat Indonesia Persero Tbk PT	*	3,959,600	3,366,371
Bumitama Agri Ltd.		472,000	390,101
Global Mediacom Tbk PT		4,581,500	953,744
Perusahaan Gas Negara Persero Tbk PT		5,604,500	2,543,518
Semen Indonesia Persero Tbk PT		839,000	1,179,395

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Telekomunikasi Indonesia Persero Tbk PT ADR		28,900	$1,137,793

			11,268,489

Ireland—1.0%
Beazley plc		620,100	2,732,903
Covidien plc		76,005	5,598,528
Shire plc		74,159	3,671,263
Smurfit Kappa Group plc		123,900	3,006,145

			15,008,839

Israel—1.4%
Bank Hapoalim BM		512,393	2,925,258
Delek Group Ltd.		10,669	4,261,687
Teva Pharmaceutical Industries Ltd. ADR		256,100	13,532,324
Teva Pharmaceutical Industries Ltd. ADR		6,000	317,040

			21,036,309

Italy—2.1%
ACEA SpA		240,538	3,558,623
Eni SpA		488,178	12,241,744
Exor SpA		86,200	3,868,560
Industria Macchine Automatiche SpA		90,400	4,481,654
Mediolanum SpA		407,300	3,844,156
Recordati SpA		194,600	3,403,473

			31,398,210

Japan—16.0%
Aeon Mall Co. Ltd.		125,510	3,215,504
Aiful Corp.	*†	859,200	2,624,011
Aisin Seiki Co. Ltd.		59,900	2,162,183
Aoyama Trading Co. Ltd.		84,500	2,218,370
Bridgestone Corp.		68,400	2,424,142
Canon, Inc.	†	364,300	11,306,353
Central Japan Railway Co.		23,800	2,780,101
Chugai Pharmaceutical Co. Ltd.		167,200	4,270,675
Daihatsu Motor Co. Ltd.		122,900	2,170,103
Daikin Industries Ltd.		93,600	5,249,036
Daito Trust Construction Co. Ltd.		83,100	7,697,388
Denso Corp.		151,600	7,270,179
FANUC Corp.		29,700	5,250,724
FUJIFILM Holdings Corp.		105,400	2,829,141
Honda Motor Co. Ltd.		269,900	9,496,879
IHI Corp.		879,000	3,698,418
INPEX Corp.		392,000	5,090,227
JX Holdings, Inc.		203,700	982,045
Kao Corp.		325,600	11,530,783
KDDI Corp.		97,500	5,661,338
Keyence Corp.		13,892	5,723,040
Komatsu Ltd.		243,700	5,109,064
Komori Corp.		235,700	2,941,642
Kuroda Electric Co. Ltd.		179,800	2,913,211
Kyowa Exeo Corp.		189,200	2,429,644
Lintec Corp.		106,200	2,024,337
LIXIL Group Corp.		94,900	2,618,729
Medipal Holdings Corp.		204,900	3,137,567
Mitsubishi Corp.		104,200	1,932,891
MS&AD Insurance Group Holdings		103,200	2,362,373
NGK Insulators Ltd.		292,000	6,091,619
Nippon Telegraph & Telephone Corp.		65,727	3,571,712

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
NKSJ Holdings, Inc.		98,600	$2,531,498
NTT DOCOMO, Inc.		361,000	5,688,454
Olympus Corp.	*	154,300	4,926,907
Ono Pharmaceutical Co. Ltd.		29,500	2,564,494
ORIX Corp.		40,900	576,444
Paltac Corp.		178,300	2,033,492
Seiko Epson Corp.		135,600	4,237,060
Seven & I Holdings Co. Ltd.		285,500	10,878,831
Shimamura Co. Ltd.		54,700	4,733,412
Shin-Etsu Chemical Co. Ltd.		91,300	5,204,645
Showa Corp.		191,400	2,100,823
T&D Holdings, Inc.		221,500	2,636,206
Takeda Pharmaceutical Co. Ltd.		206,600	9,778,830
Tokai Rika Co. Ltd.		119,200	2,003,015
Tokio Marine Holdings, Inc.		542,900	16,281,783
Tokyo Electron Ltd.		102,300	6,358,007
Tokyo Gas Co. Ltd.		415,000	2,104,319
Toyoda Gosei Co. Ltd.		124,200	2,377,701
Toyota Motor Corp.		117,000	6,598,080
Warabeya Nichiyo Co. Ltd.		135,500	2,562,865

			234,960,295

Jersey, Channel Islands—0.1%
Phoenix Group Holdings		149,600	1,645,667

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		87,138	1,221,245

Korea, Republic of—2.1%
Dongbu Insurance Co. Ltd.		43,610	2,263,063
Hanwha Corp.		152,100	4,596,753
Hyundai Marine & Fire Insurance Co. Ltd.		71,640	2,070,010
Hyundai Mobis		13,988	4,150,222
Hyundai Motor Co.		7,980	1,886,881
Korea Gas Corp.	*	28,190	1,653,050
LG Display Co. Ltd.	*	104,350	2,623,811
NAVER Corp.		682	498,317
Orion Corp.		875	674,699
Samsung Electronics Co. Ltd.		5,886	7,440,924
Samsung Electronics Co. Ltd. GDR		1,750	1,103,385
SK Holdings Co. Ltd.		12,150	2,206,631

			31,167,746

Luxembourg—0.1%
Millicom International Cellular SA SDR		10,000	1,018,522
Tenaris SA ADR		23,100	1,022,175

			2,040,697

Macau—0.6%
MGM China Holdings Ltd.		707,200	2,498,570
Sands China Ltd.		520,800	3,905,969
Wynn Macau Ltd.		698,800	2,908,535

			9,313,074

Malaysia—0.4%
AMMB Holdings Bhd		1,267,200	2,788,126
Genting Malaysia Bhd		1,155,600	1,486,872
Guinness Anchor Bhd		164,700	710,654
Top Glove Corp. Bhd		632,400	959,809

			5,945,461

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mexico—1.1%
America Movil SAB de CV, Series L ADR		90,800	$1,805,104
Coca-Cola Femsa SAB de CV ADR		8,700	918,024
Fibra Uno Administracion SA de CV REIT		1,088,700	3,521,566
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		140,400	1,725,516
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		50,600	621,874
Grupo Televisa SAB ADR		167,210	5,566,421
Kimberly-Clark de Mexico SAB de CV, Class A		309,700	829,314
Wal-Mart de Mexico SAB de CV, Series V		383,600	910,262

			15,898,081

Netherlands—4.3%
Aegon NV		373,500	3,440,352
ASML Holding NV		58,111	5,409,171
Koninklijke Ahold NV		672,399	13,504,277
Reed Elsevier NV		440,685	9,534,906
Royal Dutch Shell plc, Class A	†	368,734	13,473,072
Royal Dutch Shell plc, Class A		76,200	2,784,180
Royal Dutch Shell plc, Class B		69,000	2,693,788
Unilever NV CVA		246,923	10,157,081
Ziggo NV		60,531	2,688,150

			63,684,977

Norway—0.3%
Statoil ASA		98,400	2,776,328
TGS Nopec Geophysical Co. ASA		58,700	1,921,711

			4,698,039

Peru—0.1%
Credicorp Ltd.		13,456	1,855,852

Philippines—0.2%
Jollibee Foods Corp.		103,490	395,113
Philippine Long Distance Telephone Co. ADR		45,600	2,782,512

			3,177,625

Russia—0.3%
Gazprom OAO ADR		292,401	2,257,841
Sberbank of Russia ADR		168,721	1,648,404
Sberbank of Russia ADR		59,222	578,599

			4,484,844

Singapore—1.6%
Boustead Singapore Ltd.		1,316,900	1,959,299
DBS Group Holdings Ltd.		394,605	5,084,107
Global Logistic Properties Ltd.		218,000	460,076
Singapore Telecommunications Ltd.		2,452,000	7,127,269
United Overseas Bank Ltd.		484,236	8,352,799

			22,983,550

South Africa—0.2%
Bidvest Group Ltd.		81,614	2,156,380
Shoprite Holdings Ltd.		39,900	602,100

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Woolworths Holdings Ltd.		103,351	$719,232

			3,477,712

Spain—2.4%
Gamesa Corp. Tecnologica SA	*	172,100	1,871,121
Grifols SA		32,149	1,761,849
Grifols SA ADR		15,326	632,964
Grifols SA, Class B		2,427	100,276
Iberdrola SA		1,941,486	13,585,482
Inditex SA		32,600	4,890,954
Telefonica SA		808,945	12,819,144

			35,661,790

Sweden—1.5%
Castellum AB		188,700	3,135,152
Electrolux AB, Series B ADR	†	28,514	1,246,347
Hennes & Mauritz AB, Class B		130,300	5,557,328
Hexpol AB		38,900	3,437,453
ICA Gruppen AB	*	64,100	2,327,091
Investor AB, Class A	†	82,500	2,928,252
Svenska Cellulosa AB SCA, Class B		91,900	2,706,561
Volvo AB ADR		15,546	246,093
Volvo AB, Class B		15,488	246,202

			21,830,479

Switzerland—8.2%
ABB Ltd. (Registered)	*	502,360	12,976,454
Actelion Ltd. (Registered)	*	18,927	1,793,682
Ascom Holding AG	*	147,617	3,033,553
Lindt & Spruengli AG (Participation Certificates)		630	3,124,352
Lonza Group AG (Registered)	*	20,885	2,130,984
Nestle SA (Registered)		347,146	26,129,560
Novartis AG (Registered)		229,737	19,506,492
Roche Holding AG (Genusschein)		43,276	13,015,853
SGS SA (Registered)		2,150	5,302,487
Swatch Group AG (The) (Bearer)		9,795	6,144,731
Swiss Life Holding AG (Registered)	*	15,755	3,874,423
Swiss Re AG	*	10,833	1,005,456
Syngenta AG (Registered)		13,600	5,162,904
Temenos Group AG (Registered)	*	58,053	2,045,356
UBS AG (Registered)	*	169,875	3,515,284
Zurich Insurance Group AG	*	41,426	12,722,537

			121,484,108

Taiwan—1.0%
Asustek Computer, Inc.		94,000	931,433
Taiwan Mobile Co. Ltd.		747,000	2,345,815
Taiwan Semiconductor Manufacturing Co. Ltd.		1,057,000	4,158,813
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		330,100	6,608,602

			14,044,663

Thailand—0.3%
BEC World PCL	‡	475,600	800,541
PTT Exploration & Production PCL	‡	183,200	886,961
PTT PCL	‡	355,700	3,234,633

			4,922,135

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Turkey—0.3%
Tupras Turkiye Petrol Rafinerileri AS		122,736	$2,596,429
Turk Telekomunikasyon AS		828,275	2,299,241

			4,895,670

United Arab Emirates—0.1%
Dragon Oil plc		235,400	2,154,582

United Kingdom—15.2%
3i Group plc		395,600	2,627,198
AstraZeneca plc (London Exchange)		72,299	4,686,929
Babcock International Group plc		107,300	2,409,580
BG Group plc		274,400	5,122,859
BP plc		1,974,090	15,861,921
British American Tobacco plc		20,900	1,165,922
British Sky Broadcasting Group plc		205,500	3,126,402
BT Group plc		456,280	2,901,819
Centrica plc		1,396,300	7,681,679
Compass Group plc		323,000	4,931,825
Croda International plc		56,788	2,415,009
easyJet plc		110,100	3,150,954
EnQuest plc	*	943,500	1,951,670
GlaxoSmithKline plc		488,872	13,035,933
Hammerson plc REIT		255,000	2,357,408
Home Retail Group plc		1,094,800	3,956,415
HSBC Holdings plc (London Exchange)		795,500	8,054,771
Imperial Tobacco Group plc		90,078	3,642,539
InterContinental Hotels Group plc		78,723	2,534,101
Johnson Matthey plc		69,770	3,809,362
Land Securities Group plc REIT		32,684	557,028
Legal & General Group plc		1,132,600	3,866,836
Liberty Global plc, Series A	*	52,769	2,195,190
Liberty Global plc, Series C	*	73,194	2,979,728
Mondi plc		116,300	2,038,003
National Grid plc		1,127,660	15,495,849
Next plc		21,600	2,377,096
Pace plc		677,299	5,089,420
Prudential plc		96,589	2,045,220
Reckitt Benckiser Group plc		92,000	7,507,658
Rolls-Royce Holdings plc	*	578,647	10,358,567
Royal Mail plc	*	203,299	1,910,955
SABMiller plc		72,136	3,602,189
SABMiller plc		228,675	11,434,265
Schroders plc (Non-Voting Shares)		64,500	2,169,962
Smith & Nephew plc		394,900	5,997,701
Standard Chartered plc (Hong Kong Exchange)		40,000	838,480
Standard Chartered plc (London Exchange)		249,400	5,215,108
Tesco plc		2,807,059	13,844,751
TUI Travel plc		516,100	3,771,344
Unilever plc		368,338	15,753,669
Vodafone Group plc		1,668,260	6,134,730
WPP plc		166,919	3,448,900

			224,056,945

United States—1.0%
Flextronics International Ltd.	*	210,700	1,946,868
Nielsen Holdings NV		17,189	767,145

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Schlumberger Ltd.		21,620	$2,107,950
Valeant Pharmaceuticals International, Inc.	*	23,200	3,052,201
Verizon Communications, Inc.		80,438	3,825,622
Yum! Brands, Inc.		1,500	113,085
Yum! Brands, Inc.		47,900	3,611,181

			15,424,052

TOTAL COMMON STOCKS (Cost $1,202,190,315)			1,427,830,513

PREFERRED STOCKS—0.6%
Germany—0.6%
Draegerwerk AG & Co. KGaA	†	15,506	1,907,475
Henkel AG & Co. KGaA	†	63,163	6,799,006

TOTAL PREFERRED STOCKS (Cost $7,484,286)			8,706,481

MONEY MARKET FUNDS—3.5%
Institutional Money Market Funds—3.5%
Dreyfus Institutional Cash Advantage Fund, 0.05%	††¥	4,000,000	4,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		¥27,438,326	27,438,326
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	††¥	3,834,032	3,834,032
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	††¥	4,000,000	4,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	4,000,000	4,000,000

TOTAL MONEY MARKET FUNDS (Cost $51,272,358)			51,272,358

TOTAL INVESTMENTS—101.0% (Cost $1,260,946,959)			1,487,809,352
Other assets less liabilities—(1.0%)			(14,544,029)

NET ASSETS—100.0%			$1,473,265,323

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $4,922,135)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.1%
Pharmaceuticals	9.0%
Insurance	7.0%
Diversified Telecommunication Services	4.8%
Food Products	4.5%
Food & Staples Retailing	4.3%
Banks	3.5%
Chemicals	3.2%
Machinery	2.5%
Automobiles	2.4%
Media	2.4%
Wireless Telecommunication Services	2.3%
Auto Components	2.3%
Multi-Utilities	2.3%
Semiconductors & Semiconductor Equipment	2.2%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	2.1%
Beverages	2.0%
Personal Products	1.8%
Specialty Retail	1.5%
Aerospace & Defense	1.5%
Electrical Equipment	1.5%
Real Estate Management & Development	1.4%
Building Products	1.4%
Electric Utilities	1.4%
Internet Software & Services	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Electronic Equipment, Instruments & Components	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Gas Utilities	0.9%
Capital Markets	0.8%
Biotechnology	0.8%
Industrial Conglomerates	0.8%
Household Products	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Metals & Mining	0.6%
Communications Equipment	0.6%
Professional Services	0.6%
Software	0.6%
Air Freight & Logistics	0.6%
Paper & Forest Products	0.6%
Energy Equipment & Services	0.6%
Diversified Financial Services	0.5%
Construction & Engineering	0.5%
Tobacco	0.4%
Airlines	0.4%
Containers & Packaging	0.4%
IT Services	0.3%
Road & Rail	0.3%
Trading Companies & Distributors	0.3%
Transportation Infrastructure	0.3%
Internet & Catalog Retail	0.3%
Thrifts & Mortgage Finance	0.2%
Consumer Finance	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Commercial Services & Supplies	0.2%
Health Care Providers & Services	0.2%
Multiline Retail	0.2%
Life Sciences Tools & Services	0.1%
Household Durables	0.1%
Construction Materials	0.1%
Distributors	0.1%

Vantagepoint International Fund
COMMON STOCKS (continued)
Health Care Technology	0.0%

TOTAL COMMON STOCKS	96.9%

PREFERRED STOCKS
Household Products	0.5%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	0.6%

MONEY MARKET FUNDS
Institutional Money Market Funds	3.5%

TOTAL INVESTMENTS	101 .0%
Other assets less liabilities	(1 .0)%

TOTAL NET ASSETS	100 .0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
			Shares	Value
CONVERTIBLE PREFERRED STOCKS—1.3%
Aerospace & Defense—0.2%
United Technologies Corp. 7.500%			28,250	$1,880,603

Diversified Telecommunication Services—0.1%
Iridium Communications, Inc., Perpetual 7.000%		*^	16,500	1,701,562

Oil, Gas & Consumable Fuels—0.7%
Chesapeake Energy Corp., Perpetual 5.750%		^	2,776	3,117,795
Goodrich Petroleum Corp., Perpetual, Series B 5.375%		*	47,500	2,009,250
Halcon Resources Corp., Perpetual, Series A 5.750%		*	2,100	1,575,000
SandRidge Energy, Inc., Perpetual 8.500%		*	12,500	1,314,844

				8,016,889

Real Estate Investment Trusts (REITs)—0.3%
Crown Castle International Corp., Series A
4.500%			30,775	3,120,277

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,082,507)				14,719,331

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—33.0%
Aerospace & Defense—0.1%
United Technologies Corp.
0.736%	06/01/2015	#§	1,055,000	1,060,965

Auto Components—0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%	03/15/2017	^	360,000	364,500

Automobiles—1.0%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%	06/15/2019	^	1,310,000	1,441,000
Daimler Finance North America LLC
2.300%	01/09/2015	^§	1,480,000	1,498,923
1.875%	09/15/2014	^	870,000	875,350
1.300%	07/31/2015	^	910,000	916,644
1.250%	01/11/2016	^	740,000	744,475
0.918%	08/01/2016	#^	580,000	585,584
0.842%	01/09/2015	#^	780,000	783,018
Hyundai Capital America
1.625%	10/02/2015	^	1,010,000	1,019,583
1.450%	02/06/2017	^	1,340,000	1,333,916
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^§	1,920,000	1,917,963

				11,116,456

Banks—10.4%
ABN AMRO Bank NV (Netherlands)
1.035%	10/28/2016	#^§	2,580,000	2,597,092
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^	370,000	369,117
1.125%	03/24/2016	^	1,220,000	1,224,524
0.714%	04/27/2017	#^	440,000	440,999
Australia & New Zealand Banking Group Ltd. (Australia)
0.796%	05/15/2018	#§	2,570,000	2,578,964
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^§	1,320,000	1,344,750
Bancolombia SA (Colombia)
4.250%	01/12/2016		300,000	314,250

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of America Corp.
4.500%	04/01/2015	§	$600,000	$622,639
3.700%	09/01/2015	§	1,370,000	1,424,348
1.500%	10/09/2015	§	360,000	363,328
Bank of America Corp. MTN
1.304%	03/22/2018	#§	1,700,000	1,720,328
1.250%	01/11/2016		570,000	573,246
1.054%	03/22/2016	#§	840,000	846,244
Bank of America Corp., Series 1
3.750%	07/12/2016		385,000	407,364
Bank of Ireland MTN (Ireland)
2.750%	06/05/2016		EUR 1,000,000	1,407,983
Bank of Montreal MTN (Canada)
0.842%	04/09/2018	#§	1,260,000	1,265,742
0.800%	11/06/2015	§	1,140,000	1,144,417
0.759%	07/15/2016	#§	980,000	985,683
0.706%	09/11/2015	#§	930,000	934,896
Bank of Nova Scotia (Canada)
1.850%	01/12/2015	§	2,000,000	2,024,602
0.750%	10/09/2015	§	1,780,000	1,785,502
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.200%	03/10/2017	^	600,000	599,070
0.684%	02/26/2016	#^§	2,150,000	2,153,186
0.645%	03/10/2017	#^	490,000	490,648
Banque Federative du Credit Mutuel SA (France)
1.085%	10/28/2016	#^§	2,730,000	2,740,743
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		925,000	956,796
2.500%	02/20/2019		550,000	551,590
0.815%	02/17/2017	#	1,830,000	1,836,517
BB&T Corp.
0.935%	04/28/2014	#	850,000	850,253
BB&T Corp. MTN
1.600%	08/15/2017		480,000	481,778
0.897%	02/01/2019	#§	1,940,000	1,943,218
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	770,000	773,850
BNP Paribas SA (France)
0.824%	12/12/2016	#§	2,860,000	2,868,091
BNP Paribas SA MTN (France)
3.600%	02/23/2016		930,000	976,648
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015	§	2,280,000	2,295,091
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016		570,000	570,071
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	770,250
Citigroup, Inc.
4.450%	01/10/2017	§	675,000	729,497
2.250%	08/07/2015	§	1,540,000	1,568,647
1.023%	04/01/2016	#§	2,420,000	2,437,753
Commonwealth Bank of Australia (Australia)
0.735%	09/20/2016	#^	830,000	834,600
Credit Agricole SA (France)
1.399%	04/15/2016	#^	1,350,000	1,368,951
1.078%	10/03/2016	#^§	2,050,000	2,068,014
Discover Bank
2.000%	02/21/2018	§	1,980,000	1,972,890
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016	§	1,100,000	1,104,117
0.746%	11/18/2016	#§	300,000	301,321
HSBC Bank plc (United Kingdom)
0.876%	05/15/2018	#^§	2,500,000	2,510,733

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Huntington National Bank (The)
1.350%	08/02/2016		$400,000	$402,168
Huntington National Bank (The), Bank Note
1.300%	11/20/2016	§	1,100,000	1,104,115
Intesa Sanpaolo SpA (Italy)
2.375%	01/13/2017	§	1,750,000	1,757,060
JPMorgan Chase & Co.
5.250%	05/01/2015	§	1,335,000	1,397,209
1.139%	01/25/2018	#§	1,300,000	1,315,894
0.756%	02/15/2017	#	880,000	881,380
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		510,000	509,943
1.100%	10/15/2015	§	780,000	783,498
0.854%	02/26/2016	#	870,000	874,584
KeyBank NA
0.725%	11/25/2016	#§	380,000	381,050
KeyBank NA, Bank Note
4.950%	09/15/2015		600,000	633,537
1.100%	11/25/2016		610,000	610,998
KeyCorp MTN
3.750%	08/13/2015		630,000	654,797
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		420,000	420,045
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^§	1,210,000	1,249,221
2.000%	08/15/2016	^	4,740,000	4,810,991
Manufacturers & Traders Trust Co., Bank Note
1.250%	01/30/2017		680,000	681,392
0.534%	03/07/2016	#	800,000	798,903
National Australia Bank Ltd. (Australia)
0.900%	01/20/2016	§	1,720,000	1,729,051
0.785%	07/25/2016	#§	1,800,000	1,812,639
0.537%	01/22/2015	#^	870,000	872,298
National Bank of Canada (Canada)
1.500%	06/26/2015		600,000	607,164
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,850,000	1,848,337
0.697%	05/13/2016	#^	840,000	843,483
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	800,000	809,179
PNC Bank NA, Bank Note
1.150%	11/01/2016		750,000	752,302
Regions Financial Corp.
2.000%	05/15/2018	§	1,150,000	1,128,222
Royal Bank of Canada MTN (Canada)
0.850%	03/08/2016	§	2,300,000	2,306,378
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015	§	2,400,000	2,451,780
1.173%	03/31/2017	#	690,000	691,318
Societe Generale SA (France)
1.313%	10/01/2018	#§	2,590,000	2,603,978
Sumitomo Mitsui Banking Corp. (Japan)
0.907%	07/19/2016	#	450,000	453,544
0.900%	01/18/2016	§	1,070,000	1,071,041
SunTrust Bank
0.526%	08/24/2015	#§	450,000	448,874
SunTrust Bank, Bank Note
1.350%	02/15/2017	§	1,200,000	1,201,206
0.677%	02/15/2017	#§	430,000	430,184
Svenska Handelsbanken AB (Sweden)
0.684%	03/21/2016	#§	2,580,000	2,591,620
Toronto-Dominion Bank (The) MTN (Canada)
2.500%	07/14/2016	§	1,000,000	1,038,450

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.695%	09/09/2016	#§	$830,000	$834,356
Union Bank NA
1.185%	06/06/2014	#	1,360,000	1,362,271
US Bank NA, Bank Note
0.522%	10/14/2014	#§	1,500,000	1,502,268
Wachovia Bank NA, Bank Note
4.800%	11/01/2014	§	1,390,000	1,425,205
Wells Fargo & Co.
1.155%	06/26/2015	#	1,000,000	1,010,927
0.867%	04/23/2018	#§	1,040,000	1,050,642
Westpac Banking Corp. (Australia)
0.993%	09/25/2015	#§	2,540,000	2,562,720
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016	§	2,520,000	2,533,981

				117,370,544

Beverages—0.9%
Anheuser-Busch InBev Finance, Inc.
0.800%	01/15/2016	§	1,700,000	1,704,962
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015	§	820,000	822,984
Coca-Cola Co. (The)
0.338%	11/01/2016	#	840,000	840,975
Heineken NV (Netherlands)
0.800%	10/01/2015	^	440,000	440,816
PepsiCo, Inc.
0.700%	08/13/2015		1,810,000	1,814,779
0.444%	02/26/2016	#§	980,000	981,613
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	810,000	833,491
1.850%	01/15/2015	^	1,870,000	1,888,160
0.928%	08/01/2018	#^	550,000	554,816

				9,882,596

Biotechnology—0.1%
Amgen, Inc.
1.875%	11/15/2014	§	970,000	977,748
Gilead Sciences, Inc.
2.400%	12/01/2014		420,000	425,133

				1,402,881

Capital Markets—1.9%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	302,180
0.798%	08/01/2018	#§	980,000	984,806
Deutsche Bank AG (Germany)
1.400%	02/13/2017		170,000	170,123
0.847%	02/13/2017	#§	1,030,000	1,034,223
E*TRADE Financial Corp.
6.000%	11/15/2017		585,000	617,906
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016	§	1,575,000	1,650,206
Goldman Sachs Group, Inc. (The) MTN
1.336%	11/15/2018	#§	3,630,000	3,666,736
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	534,443
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,500,000	1,595,693
1.873%	09/25/2015	#^	980,000	1,000,571
Macquarie Group Ltd. (Australia)
1.236%	01/31/2017	#^	2,080,000	2,080,297
Morgan Stanley
1.485%	02/25/2016	#§	1,990,000	2,019,536

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Morgan Stanley MTN
1.519%	04/25/2018	#§	$3,090,000	$3,153,342
Nomura Holdings, Inc. MTN (Japan)
1.683%	09/13/2016	#§	1,510,000	1,538,764
TD Ameritrade Holding Corp.
4.150%	12/01/2014	§	760,000	778,745

				21,127,571

Chemicals—0.1%
Ashland, Inc.
3.000%	03/15/2016		400,000	410,000
Ecolab, Inc.
2.375%	12/08/2014		600,000	607,611
1.000%	08/09/2015		230,000	230,785
Ineos Finance plc (United Kingdom)
8.375%	02/15/2019	^	325,000	360,344

				1,608,740

Commercial Services & Supplies—0.2%
ARAMARK Corp.
5.750%	03/15/2020		720,000	764,100
Covanta Holding Corp.
5.875%	03/01/2024		300,000	306,236
Mobile Mini, Inc.
7.875%	12/01/2020		780,000	870,675

				1,941,011

Communications Equipment—0.2%
Cisco Systems, Inc.
1.100%	03/03/2017		1,420,000	1,423,912
0.733%	03/01/2019	#§	400,000	402,221
0.516%	03/03/2017	#	900,000	902,473

				2,728,606

Consumer Finance—3.4%
American Express Centurion Bank
0.687%	11/13/2015	#§	890,000	894,436
American Express Co.
0.826%	05/22/2018	#§	1,770,000	1,776,452
American Express Credit Corp.
0.746%	07/29/2016	#§	1,600,000	1,611,670
American Express Credit Corp. MTN
1.750%	06/12/2015		530,000	537,510
American Honda Finance Corp.
1.450%	02/27/2015	^§	2,410,000	2,434,343
1.125%	10/07/2016	§	700,000	704,859
0.740%	10/07/2016	#§	330,000	332,844
0.609%	05/26/2016	#^§	1,120,000	1,125,573
Banque PSA Finance SA (France)
2.143%	04/04/2014	#^	1,360,000	1,360,004
Capital One Financial Corp.
2.125%	07/15/2014		1,780,000	1,788,305
Caterpillar Financial Services Corp. MTN
1.000%	11/25/2016		200,000	200,495
1.000%	03/03/2017	§	960,000	956,869
0.587%	02/09/2015	#	1,200,000	1,203,586
0.474%	02/26/2016	#	800,000	802,111
0.466%	03/03/2017	#§	550,000	550,086
Ford Motor Credit Co. LLC
3.875%	01/15/2015	§	2,620,000	2,683,074
3.000%	06/12/2017	§	1,275,000	1,325,298
1.487%	05/09/2016	#§	1,270,000	1,291,892
Ford Motor Credit Co. LLC, Series 1
1.064%	03/12/2019	#	410,000	410,499

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Motors Financial Co., Inc.
4.750%	08/15/2017		$1,130,000	$1,213,337
2.750%	05/15/2016		620,000	629,672
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	915,000	918,220
HSBC USA, Inc.
2.375%	02/13/2015		680,000	691,746
1.114%	09/24/2018	#§	1,750,000	1,773,502
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	615,000
John Deere Capital Corp.
1.050%	10/11/2016		720,000	722,956
0.532%	10/11/2016	#§	360,000	360,949
John Deere Capital Corp. MTN
1.400%	03/15/2017		433,000	436,333
1.050%	12/15/2016	§	2,720,000	2,733,393
0.403%	06/16/2014	#§	850,000	850,531
PACCAR Financial Corp. MTN
1.050%	06/05/2015		320,000	322,223
0.835%	12/06/2018	#	560,000	563,739
0.750%	05/16/2016		380,000	380,358
0.700%	11/16/2015	§	910,000	912,270
0.486%	06/05/2014	#§	380,000	380,204
Toyota Motor Credit Corp.
0.875%	07/17/2015	§	810,000	814,888
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,600,000	1,618,570
0.676%	11/18/2016	#^	830,000	831,843

				38,759,640

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	294,878

Diversified Financial Services—0.8%
ERAC USA Finance LLC
1.400%	04/15/2016	^	260,000	261,432
General Electric Capital Corp.
2.150%	01/09/2015		1,740,000	1,764,779
1.625%	07/02/2015	§	1,100,000	1,115,294
1.000%	12/11/2015	§	1,310,000	1,319,782
General Electric Capital Corp. MTN
0.892%	07/12/2016	#§	2,100,000	2,120,685
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015	§	1,210,000	1,240,733
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	§	470,000	472,633
National Rural Utilities Cooperative Finance Corp. MTN
0.493%	04/04/2014	#	420,000	420,016

				8,715,354

Diversified Telecommunication Services—1.0%
AT&T, Inc.
0.875%	02/13/2015	§	3,410,000	3,424,083
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		430,000	435,878
1.250%	02/14/2017		200,000	199,559
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		430,000	430,404
Frontier Communications Corp.
8.500%	04/15/2020		1,080,000	1,260,900
Qwest Corp.
6.750%	12/01/2021		500,000	559,148

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Verizon Communications, Inc.
1.984%	09/14/2018	#§	$860,000	$904,131
1.763%	09/15/2016	#§	900,000	926,371
1.003%	06/17/2019	#	540,000	545,359
0.435%	03/06/2015	#^	1,500,000	1,500,333
Windstream Corp.
7.875%	11/01/2017		990,000	1,140,975

				11,327,141

Electric Utilities—0.8%
Duke Energy Corp.
3.950%	09/15/2014	§	290,000	294,662
Electricite de France (France)
1.150%	01/20/2017	^	620,000	619,422
0.694%	01/20/2017	#^	1,090,000	1,094,181
Georgia Power Co.
0.553%	03/15/2016	#§	470,000	469,816
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015	§	2,000,000	2,048,838
1.611%	06/01/2014	§	340,000	340,664
1.339%	09/01/2015	§	2,040,000	2,055,537
1.200%	06/01/2015		130,000	130,637
NSTAR Electric Co.
0.476%	05/17/2016	#§	720,000	719,197
Xcel Energy, Inc.
0.750%	05/09/2016	§	860,000	858,123

				8,631,077

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015	§	980,000	983,765

Energy Equipment & Services—0.3%
Cameron International Corp.
1.166%	06/02/2014	#	1,010,000	1,011,448
Nabors Industries, Inc.
2.350%	09/15/2016	^	1,550,000	1,586,656
National Oilwell Varco, Inc.
1.350%	12/01/2017	§	930,000	920,977

				3,519,081

Food & Staples Retailing—0.3%
CVS Caremark Corp.
1.200%	12/05/2016		390,000	392,513
Kroger Co. (The)
2.200%	01/15/2017	§	750,000	767,684
0.804%	10/17/2016	#§	1,700,000	1,703,232
Walgreen Co.
1.000%	03/13/2015		650,000	652,414

				3,515,843

Food Products—0.9%
Campbell Soup Co.
0.538%	08/01/2014	#	560,000	560,508
ConAgra Foods, Inc.
1.350%	09/10/2015		220,000	221,708
1.300%	01/25/2016		510,000	513,608
General Mills, Inc.
0.536%	01/29/2016	#	240,000	240,339
0.435%	01/28/2016	#§	570,000	569,951
Hawk Acquisition Sub, Inc.
4.250%	10/15/2020	^§	1,200,000	1,183,500
Ingredion, Inc.
3.200%	11/01/2015		350,000	361,156

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kellogg Co.
1.125%	05/15/2015	§	$1,100,000	$1,106,967
0.467%	02/13/2015	#§	270,000	270,424
Kraft Foods Group, Inc.
1.625%	06/04/2015		500,000	505,757
Unilever Capital Corp.
0.450%	07/30/2015		680,000	679,668
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^§	850,000	821,393
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,510,000	2,528,712
2.000%	10/20/2017	^	300,000	300,984
1.400%	10/21/2016	^	300,000	301,463

				10,166,138

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		800,000	864,000

Health Care Equipment & Supplies—0.1%
Baxter International, Inc.
0.950%	06/01/2016		350,000	351,159
Covidien International Finance SA (Luxembourg)
1.350%	05/29/2015		400,000	403,333
Stryker Corp.
3.000%	01/15/2015	§	790,000	803,945

				1,558,437

Health Care Providers & Services—0.7%
Express Scripts Holding Co.
2.750%	11/21/2014	§	1,500,000	1,522,059
2.100%	02/12/2015	§	330,000	334,276
HCA Holdings, Inc.
7.750%	05/15/2021		600,000	663,000
McKesson Corp.
1.292%	03/10/2017		300,000	299,467
0.635%	09/10/2015	#	300,000	300,411
MPH Acquisition Holdings LLC
6.625%	04/01/2022	^	550,000	565,813
UnitedHealth Group, Inc.
0.850%	10/15/2015	§	180,000	180,837
Ventas Realty LP
1.550%	09/26/2016	§	906,000	914,502
WellPoint, Inc.
2.375%	02/15/2017	§	1,645,000	1,682,715
1.250%	09/10/2015	§	1,060,000	1,067,478

				7,530,558

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		320,000	317,967
1.200%	02/05/2016		450,000	452,907
Starbucks Corp.
0.875%	12/05/2016	§	700,000	697,604

				1,468,478

Household Products—0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.875%	08/15/2019		1,000,000	1,122,500

Industrial Conglomerates—0.0%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		310,000	313,037

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Insurance—0.7%
American International Group, Inc.
2.375%	08/24/2015		$460,000	$469,392
Berkshire Hathaway Finance Corp.
0.950%	08/15/2016		580,000	583,327
Hartford Financial Services Group, Inc. (The)
4.000%	03/30/2015		570,000	589,221
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	996,708
MetLife Institutional Funding II
0.613%	01/06/2015	#^	500,000	501,504
Metropolitan Life Global Funding I
0.769%	07/15/2016	#^	980,000	987,022
Pricoa Global Funding I
0.505%	08/19/2015	#^	490,000	491,399
Principal Life Global Funding II
1.000%	12/11/2015	^	1,150,000	1,151,631
Prudential Financial, Inc. MTN
1.016%	08/15/2018	#§	800,000	801,904
Prudential Financial, Inc., Series B MTN
4.750%	04/01/2014		600,000	600,069
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	450,228

				7,622,405

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	§	2,020,000	2,025,135

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		560,000	562,369

IT Services—0.3%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	1,000,000	1,052,500
Computer Sciences Corp.
2.500%	09/15/2015		300,000	306,308
Fidelity National Information Services, Inc.
2.000%	04/15/2018		470,000	459,151
Western Union Co. (The)
1.234%	08/21/2015	#§	1,800,000	1,812,316

				3,630,275

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,563,519
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		520,000	517,212

				2,080,731

Machinery—0.1%
CNH Capital LLC
3.875%	11/01/2015		1,400,000	1,445,500

Media—0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%	09/30/2022		925,000	916,906
Cox Communications, Inc.
5.450%	12/15/2014		160,000	165,405
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		630,000	642,397
3.125%	02/15/2016		570,000	592,610
DISH DBS Corp.
6.625%	10/01/2014		850,000	873,375

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.625%	07/15/2017		$1,120,000	$1,195,600
NBCUniversal Enterprise, Inc.
0.924%	04/15/2018	#^	570,000	573,914
NBCUniversal Media LLC
2.100%	04/01/2014		1,600,000	1,600,074
Thomson Reuters Corp. (Canada)
1.300%	02/23/2017		700,000	696,961
Time Warner, Inc.
3.150%	07/15/2015		500,000	516,566
Viacom, Inc.
4.375%	09/15/2014		500,000	508,617

				8,282,425

Metals & Mining—1.0%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	§	1,100,000	1,137,125
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015		1,840,000	1,852,644
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^§	835,000	881,447
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		310,000	314,795
1.400%	02/13/2015	§	700,000	704,167
Glencore Funding LLC
1.599%	01/15/2019	#^	1,880,000	1,876,131
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015	§	800,000	804,586
Xstrata Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	2,480,000	2,512,131
2.050%	10/23/2015	^	630,000	637,485

				10,720,511

Oil, Gas & Consumable Fuels—2.2%
Boardwalk Pipelines LP
5.875%	11/15/2016		400,000	434,665
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015		805,000	831,713
0.747%	05/10/2018	#	440,000	439,932
0.700%	11/06/2015	§	1,850,000	1,853,364
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		340,000	340,069
CONSOL Energy, Inc.
8.000%	04/01/2017		230,000	240,350
DCP Midstream Operating LP
2.700%	04/01/2019		720,000	719,101
Devon Energy Corp.
1.200%	12/15/2016		870,000	870,572
0.773%	12/15/2016	#§	1,060,000	1,061,856
Enbridge, Inc. (Canada)
0.883%	10/01/2016	#§	1,310,000	1,314,691
Enterprise Products Operating LLC
1.250%	08/13/2015		320,000	322,227
Husky Energy, Inc. (Canada)
5.900%	06/15/2014	§	550,000	556,014
Marathon Oil Corp.
0.900%	11/01/2015	§	1,080,000	1,082,449
Murphy Oil Corp.
2.500%	12/01/2017		500,000	508,708
Petrobras Global Finance BV (Netherlands)
2.000%	05/20/2016	§	1,170,000	1,162,687
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017		470,000	476,252

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Phillips 66
2.950%	05/01/2017		$310,000	$323,622
1.950%	03/05/2015		310,000	313,685
Plains Exploration & Production Co.
6.500%	11/15/2020	§	1,120,000	1,239,000
Rockies Express Pipeline LLC
3.900%	04/15/2015	^§	770,000	777,700
Sabine Pass LNG LP
7.500%	11/30/2016	§	1,140,000	1,265,400
SandRidge Energy, Inc.
8.750%	01/15/2020		445,000	481,712
Statoil ASA (Norway)
0.697%	11/08/2018	#§	1,450,000	1,460,208
Tesoro Corp.
4.250%	10/01/2017	§	780,000	822,900
Total Capital Canada Ltd. (Canada)
0.619%	01/15/2016	#§	760,000	764,547
Total Capital International SA (France)
0.807%	08/10/2018	#§	1,470,000	1,481,729
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	650,786
0.914%	06/30/2016	#§	890,000	896,834
0.750%	01/15/2016	§	300,000	300,345
WPX Energy, Inc.
5.250%	01/15/2017		1,145,000	1,230,875

				24,223,993

Pharmaceuticals—1.0%
AbbVie, Inc.
1.750%	11/06/2017	§	1,620,000	1,626,529
0.996%	11/06/2015	#	1,800,000	1,818,475
Endo Health Solutions, Inc.
7.000%	07/15/2019		1,400,000	1,515,500
Merck & Co., Inc.
0.596%	05/18/2018	#§	1,400,000	1,404,350
Mylan, Inc.
1.800%	06/24/2016		270,000	273,932
1.350%	11/29/2016		440,000	441,085
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	^	1,100,000	1,098,456
Takeda Pharmaceutical Co. Ltd. (Japan)
1.031%	03/17/2015	^§	2,500,000	2,508,870
Zoetis, Inc.
1.150%	02/01/2016	§	170,000	170,752

				10,857,949

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		160,000	163,972

Real Estate Investment Trusts (REITs)—0.5%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017	^	2,100,000	2,102,066
Digital Realty Trust LP
4.500%	07/15/2015	§	1,680,000	1,741,269
Health Care REIT, Inc.
3.625%	03/15/2016		564,000	592,573
Simon Property Group LP
4.200%	02/01/2015		250,000	255,279
Vornado Realty LP
4.250%	04/01/2015	§	1,240,000	1,273,118

				5,964,305

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Road & Rail—0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		$840,000	$885,150
Canadian National Railway Co. (Canada)
0.436%	11/06/2015	#	760,000	760,306
Hertz Corp. (The)
6.750%	04/15/2019		1,302,000	1,401,278
JB Hunt Transport Services, Inc.
3.375%	09/15/2015	§	970,000	1,000,018
2.400%	03/15/2019		600,000	595,652
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^§	1,400,000	1,434,887
2.500%	03/15/2016	^	1,100,000	1,128,011
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	634,089

				7,839,391

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015	§	1,380,000	1,381,006
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	495,687
0.950%	04/03/2016	^	260,000	259,658

				2,136,351

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		490,000	491,847

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		280,000	279,589
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%	08/01/2018	^	1,250,000	1,293,750

				1,573,339

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.
0.288%	05/03/2016	#§	715,000	715,245
Hewlett-Packard Co.
2.350%	03/15/2015	§	1,200,000	1,219,229
1.784%	09/19/2014	#	900,000	905,982
1.182%	01/14/2019	#§	760,000	762,652

				3,603,108

Thrifts & Mortgage Finance—0.4%
Abbey National Treasury Services plc (United Kingdom)
1.375%	03/13/2017	§	1,000,000	1,002,046
0.743%	03/13/2017	#	800,000	800,345
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,207,791
BPCE SA MTN (France)
1.489%	04/25/2016	#§	1,500,000	1,521,297
1.084%	02/10/2017	#§	410,000	411,901

				4,943,380

Tobacco—0.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	1,460,000	1,471,820
Reynolds American, Inc.
1.050%	10/30/2015		510,000	509,800

				1,981,620

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Trading Companies & Distributors—0.1%
Aviation Capital Group Corp.
4.625%	01/31/2018	^	$490,000	$509,962
GATX Corp.
2.500%	07/30/2019		600,000	593,601

				1,103,563

Wireless Telecommunication Services—0.3%
SBA Communications Corp.
5.625%	10/01/2019		500,000	526,250
SoftBank Corp. (Japan)
4.500%	04/15/2020	^	200,000	200,000
Sprint Corp.
7.125%	06/15/2024	^	250,000	263,125
T-Mobile USA, Inc.
6.125%	01/15/2022		1,000,000	1,051,250
5.250%	09/01/2018		1,300,000	1,379,625

				3,420,250

TOTAL CORPORATE OBLIGATIONS (Cost $367,765,896)				372,046,216

FLOATING RATE LOANS—0.4%**
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	2,000,000	1,984,750
Asurion LLC Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	300,000	301,000
CDW LLC Term Loan
3.250%	04/29/2020	#	1,496,223	1,484,867
H.J. Heinz Co. 1st Lien Term Loan B2
3.500%	06/05/2020	#	498,744	501,447

TOTAL FLOATING RATE LOANS (Cost $4,280,979)				4,272,064

MORTGAGE-BACKED SECURITIES—4.5%
Commercial Mortgage-Backed Securities— 0.6%
Del Coronado Trust, Series 2013-HDC, Class A
0.955%	03/15/2026	#^	1,040,000	1,040,457
Hilton USA Trust, Series 2013-HLF, Class AFL
1.156%	11/05/2030	#^	2,670,000	2,673,729
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	1,214,756	1,215,875
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	502,825	568,830
Motel 6 Trust, Series 2012-MTL6, Class A1
1.500%	10/05/2025	^	935,118	929,572
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020	§	600,821	604,915

				7,033,378

Non-Agency Mortgage-Backed Securities— 2.3%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.546%	10/20/2032	#	503,714	515,676
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		58,104	59,705
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.155%	02/27/2047	#^	1,380,067	1,378,905
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,632,124	2,435,481
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	1,335,003	1,230,411

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.636%	10/18/2054	#^	$3,519,934	$3,571,586
GSAMP Trust, Series 2004-SEA2, Class M1
0.804%	03/25/2034	#	1,700,000	1,696,564
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	1,021,540	1,002,396
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.414%	11/25/2035	#	426,642	420,480
Saxon Asset Securities Trust, Series 2005-4, Class A2C
0.404%	11/25/2037	#	65,933	65,986
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	1,088,083	1,100,468
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	1,105,670	1,131,553
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	1,180,628	1,137,333
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#§	1,768,010	1,638,114
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	619,019	629,367
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	791,185	792,726
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	2,286,154	2,282,921
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	867,313	867,990
Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.604%	11/25/2023	#§	1,998,093	2,009,915
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
0.834%	01/25/2033	#	1,585,571	1,549,682
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.630%	03/25/2044	#	671,372	660,310

				26,177,569

U.S. Government Agency Mortgage-Backed Securities—1.6%
Federal Home Loan Mortgage Corp.
3.871%	12/01/2039	#	172,106	185,067
2.375%	09/01/2035	#	3,450,196	3,655,415
Federal National Mortgage Association
5.000%	01/01/2018		422,418	450,000
3.132%	07/01/2041	#	2,768,162	2,930,752
2.982%	06/01/2041	#	1,506,733	1,593,968
2.487%	03/01/2036	#	129,257	136,269
2.223%	03/01/2036	#	1,417,070	1,504,606
Federal National Mortgage Association, Series 2013-C01, Class M1
2.154%	10/25/2023	#§	1,955,648	1,992,688
Federal National Mortgage Association, Series 2014-C01, Class M1
1.754%	01/25/2024	#§	2,076,953	2,099,731
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.504%	04/25/2019	#§	639,037	638,924
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.606%	10/07/2020	#	1,104,514	1,111,427
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		179,066	180,601

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.536%	03/06/2020	#§	$890,160	$892,526

				17,371,974

TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,653,103)				50,582,921

CONVERTIBLE DEBT OBLIGATIONS—41.2%
Aerospace & Defense—0.2%
L-3 Communications Holdings, Inc.
3.000%	08/01/2035		1,680,000	2,244,900

Air Freight & Logistics—0.3%
UTi Worldwide, Inc. (VIRGIN ISLANDS, BRITISH)
4.500%	03/01/2019	^	3,115,000	3,267,604

Automobiles—0.4%
Tesla Motors, Inc.
1.250%	03/01/2021		4,655,000	4,236,050

Biotechnology—0.9%
BioMarin Pharmaceutical, Inc.
1.500%	10/15/2020		4,235,000	4,722,025
Cepheid, Inc.
1.250%	02/01/2021	^	2,190,000	2,374,508
Cubist Pharmaceuticals, Inc.
1.875%	09/01/2020	^	2,405,000	2,907,044
InterMune, Inc.
2.500%	09/15/2018		335,000	432,359

				10,435,936

Building Products—0.2%
Griffon Corp.
4.000%	01/15/2017	^	1,745,000	1,978,394

Capital Markets—0.4%
Walter Investment Management Corp.
4.500%	11/01/2019		5,375,000	5,099,531

Commercial Services & Supplies—0.1%
Covanta Holding Corp.
3.250%	06/01/2014		950,000	1,106,156

Communications Equipment—1.9%
Ciena Corp.
0.875%	06/15/2017		9,575,000	9,784,453
Emulex Corp.
1.750%	11/15/2018	^	1,330,000	1,336,650
Finisar Corp.
0.500%	12/15/2033	^	2,195,000	2,529,738
Ixia
3.000%	12/15/2015		1,990,000	2,109,400
JDS Uniphase Corp.
0.625%	08/15/2033	^	5,715,000	6,022,181

				21,782,422

Consumer Finance—0.3%
Portfolio Recovery Associates, Inc.
3.000%	08/01/2020	^	2,583,000	3,076,999

Containers & Packaging—0.4%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^	4,180,000	4,310,625

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Diversified Consumer Services—0.3%
Ascent Capital Group, Inc.
4.000%	07/15/2020		$2,000,000	$2,002,500
Regis Corp.
5.000%	07/15/2014		1,045,000	1,067,206

				3,069,706

Diversified Telecommunication Services—0.7%
Clearwire Communications LLC/Clearwire Finance, Inc.
8.250%	12/01/2040	^	4,375,000	5,091,406
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017		1,900,000	2,635,300

				7,726,706

Electronic Equipment, Instruments & Components—0.3%
TTM Technologies, Inc.
1.750%	12/15/2020		2,000,000	2,225,000
Vishay Intertechnology, Inc.
2.250%	11/15/2040	^	1,500,000	1,753,125

				3,978,125

Energy Equipment & Services—1.6%
Bristow Group, Inc.
3.000%	06/15/2038		2,265,000	2,815,678
Helix Energy Solutions Group, Inc.
3.250%	03/15/2032		2,000,000	2,477,500
Hornbeck Offshore Services, Inc.
1.500%	09/01/2019		3,710,000	4,231,719
SEACOR Holdings, Inc.
3.000%	11/15/2028	^	3,500,000	3,451,875
2.500%	12/15/2027		4,205,000	5,032,859

				18,009,631

Health Care Equipment & Supplies—3.3%
Alere, Inc.
3.000%	05/15/2016		4,075,000	4,500,328
Hologic, Inc.
0.000%	12/15/2043		415,000	441,975
Hologic, Inc., Series 2010
2.000%	12/15/2037		2,410,000	2,760,956
Hologic, Inc., Series 2012
2.000%	03/01/2042		5,360,000	5,490,650
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		3,850,000	4,112,281
NuVasive, Inc.
2.750%	07/01/2017		9,155,000	10,917,338
Volcano Corp.
1.750%	12/01/2017		6,365,000	6,329,197
Wright Medical Group, Inc.
2.000%	08/15/2017		2,290,000	3,124,419

				37,677,144

Health Care Providers & Services—2.0%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		3,002,000	4,099,606
HealthSouth Corp.
2.000%	12/01/2043		3,711,000	4,079,781
LifePoint Hospitals, Inc.
3.500%	05/15/2014		635,000	675,481
Molina Healthcare, Inc.
1.125%	01/15/2020		3,000,000	3,376,875
Omnicare, Inc.
3.500%	02/15/2044		3,700,000	3,750,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Omnicare, Inc., Series OCR
3.250%	12/15/2035		$5,775,000	$6,193,688

				22,176,306

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020	^	3,340,000	4,137,425
Medidata Solutions, Inc.
1.000%	08/01/2018	^	1,800,000	2,203,875

				6,341,300

Hotels, Restaurants & Leisure—0.9%
International Game Technology
3.250%	05/01/2014		3,200,000	3,208,131
MGM Resorts International
4.250%	04/15/2015		4,430,000	6,459,494

				9,667,625

Household Durables—1.8%
Jarden Corp.
1.875%	09/15/2018		2,130,000	2,972,681
1.500%	06/15/2019	^	3,500,000	4,252,500
1.125%	03/15/2034	^	1,095,000	1,092,947
Ryland Group, Inc. (The)
0.250%	06/01/2019		5,425,000	5,140,188
Toll Brothers Finance Corp.
0.500%	09/15/2032		6,805,000	7,221,806

				20,680,122

Industrial Conglomerates—0.7%
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017		6,500,000	7,598,500

Internet & Catalog Retail—1.4%
Ctrip.com International Ltd. (Cayman Islands)
1.250%	10/15/2018	^	4,200,000	4,184,250
HomeAway, Inc.
0.125%	04/01/2019	^	1,425,000	1,442,395
priceline.com, Inc.
0.350%	06/15/2020	^	6,050,000	7,173,031
Shutterfly, Inc.
0.250%	05/15/2018	^	3,410,000	3,382,294

				16,181,970

Internet Software & Services—1.6%
Akamai Technologies, Inc.
0.000%	02/15/2019	^	2,925,000	2,901,249
Cornerstone OnDemand, Inc.
1.500%	07/01/2018	^	1,200,000	1,374,000
Dealertrack Technologies, Inc.
1.500%	03/15/2017		860,000	1,224,425
Web.com Group, Inc.
1.000%	08/15/2018		1,500,000	1,772,812
WebMD Health Corp.
2.500%	01/31/2018		6,575,000	6,661,297
1.500%	12/01/2020	^	2,000,000	2,037,500
Yahoo!, Inc.
0.000%	12/01/2018	^	1,600,000	1,634,000

				17,605,283

IT Services—0.4%
Cardtronics, Inc.
1.000%	12/01/2020	^	2,900,000	2,836,577

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
CSG Systems International, Inc.
3.000%	03/01/2017	^	$1,000,000	$1,231,250

				4,067,827

Life Sciences Tools & Services—0.5%
Albany Molecular Research, Inc.
2.250%	11/15/2018	^	900,000	1,222,875
Fluidigm Corp.
2.750%	02/01/2034		1,800,000	2,057,625
Illumina, Inc.
0.250%	03/15/2016	^	1,635,000	2,974,686

				6,255,186

Machinery—1.8%
Greenbrier Cos., Inc. (The)
3.500%	04/01/2018		3,755,000	5,318,019
Meritor, Inc.
7.875%	03/01/2026		2,565,000	3,927,656
Navistar International Corp.
4.750%	04/15/2019	^	5,310,000	5,326,594
Trinity Industries, Inc.
3.875%	06/01/2036		3,460,000	5,514,375

				20,086,644

Media—1.4%
Liberty Interactive LLC
1.000%	09/30/2043	^	5,990,000	6,296,987
0.750%	03/30/2043	^	1,960,000	2,436,525
Liberty Media Corp.
1.375%	10/15/2023	^	4,050,000	3,809,531
Live Nation Entertainment, Inc.
2.875%	07/15/2027		3,550,000	3,616,563

				16,159,606

Metals & Mining—1.6%
Allegheny Technologies, Inc.
4.250%	06/01/2014		2,235,000	2,289,478
ArcelorMittal (Luxembourg)
5.000%	05/15/2014		935,000	940,173
Newmont Mining Corp., Series A
1.250%	07/15/2014		2,900,000	2,910,875
Royal Gold, Inc.
2.875%	06/15/2019		5,040,000	5,276,250
RTI International Metals, Inc.
1.625%	10/15/2019		5,150,000	5,088,844
Steel Dynamics, Inc.
5.125%	06/15/2014		1,725,000	1,869,469

				18,375,089

Oil, Gas & Consumable Fuels—2.7%
Alpha Natural Resources, Inc.
3.750%	12/15/2017		2,000,000	1,687,500
Chesapeake Energy Corp.
2.500%	05/15/2037		6,415,000	6,559,337
Cobalt International Energy, Inc.
2.625%	12/01/2019		5,115,000	4,824,084
Emerald Oil, Inc.
2.000%	04/01/2019	^	1,200,000	1,238,352
Energy XXI Bermuda Ltd. (Bermuda)
3.000%	12/15/2018	^	8,295,000	8,139,469
Goodrich Petroleum Corp.
5.000%	10/01/2032		3,165,000	3,271,819

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Stone Energy Corp.
1.750%	03/01/2017		$3,900,000	$4,787,250

				30,507,811

Personal Products—0.3%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019	^	3,600,000	3,120,480

Pharmaceuticals—0.4%
Salix Pharmaceuticals Ltd.
1.500%	03/15/2019		900,000	1,526,062
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		2,485,000	3,166,822

				4,692,884

Real Estate Investment Trusts (REITs)—3.0%
American Realty Capital Properties, Inc.
3.750%	12/15/2020		8,690,000	9,466,712
3.000%	08/01/2018		2,350,000	2,502,750
Colony Financial, Inc.
5.000%	04/15/2023		1,500,000	1,594,688
Extra Space Storage LP
2.375%	07/01/2033	^	6,525,000	6,818,625
Health Care REIT, Inc.
3.000%	12/01/2029		2,490,000	2,955,319
Prologis LP
3.250%	03/15/2015		4,875,000	5,715,937
Starwood Property Trust, Inc.
4.550%	03/01/2018		3,800,000	4,355,750

				33,409,781

Real Estate Management & Development—0.5%
Forest City Enterprises, Inc.
4.250%	08/15/2018		2,500,000	2,803,125
3.625%	08/15/2020	^	2,575,000	2,649,031

				5,452,156

Semiconductors & Semiconductor Equipment—3.1%
Intel Corp.
2.950%	12/15/2035		3,430,000	4,045,256
Lam Research Corp.
0.500%	05/15/2016		8,535,000	9,921,937
Micron Technology, Inc., Series G
3.000%	11/15/2043		4,500,000	4,952,813
NVIDIA Corp.
1.000%	12/01/2018	^	9,850,000	10,828,844
ON Semiconductor Corp., Series B
2.625%	12/15/2026		3,000,000	3,675,000
Photronics, Inc.
3.250%	04/01/2016		940,000	1,036,350
SunEdison, Inc.
2.750%	01/01/2021	^	365,000	542,710
2.000%	10/01/2018	^	75,000	109,406

				35,112,316

Software—3.3%
Concur Technologies, Inc.
0.500%	06/15/2018	^	750,000	879,375
Electronic Arts, Inc.
0.750%	07/15/2016		6,090,000	7,106,269
Mentor Graphics Corp.
4.000%	04/01/2031		1,300,000	1,623,375
NQ Mobile, Inc. (Cayman Islands)
4.000%	10/15/2018	^	1,675,000	1,522,156

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date				Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Nuance Communications, Inc.
2.750%	11/01/2031				$5,000,000	$5,034,375
Proofpoint, Inc.
1.250%	12/15/2018			^	1,000,000	1,177,500
Rovi Corp.
2.625%	02/15/2040				1,240,000	1,255,500
Salesforce.com, Inc.
0.250%	04/01/2018			^	8,795,000	9,976,828
Take-Two Interactive Software, Inc.
1.000%	07/01/2018				2,570,000	3,161,100
TIBCO Software, Inc.
2.250%	05/01/2032				5,580,000	5,628,825

						37,365,303

Specialty Retail—0.4%
Group 1 Automotive, Inc.
2.250%	06/15/2036				3,650,000	4,411,937

Technology Hardware, Storage & Peripherals—0.5%
SanDisk Corp.
0.500%	10/15/2020			^	5,550,000	6,139,688

Textiles, Apparel & Luxury Goods—0.5%
Iconix Brand Group, Inc.
2.500%	06/01/2016				3,880,000	5,288,925

Tobacco—0.1%
Vector Group Ltd.
2.500%	01/15/2019			#	770,000	1,058,773

Wireless Telecommunication Services—0.4%
Leap Wireless International, Inc.
4.500%	07/15/2014				4,655,000	4,713,187

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $439,053,602)						464,468,628

U.S. TREASURY OBLIGATIONS—10.5%
U.S. Treasury Bills—1.7%
U.S. Treasury Bill
0.066%	06/26/2014		‡	‡	8,560,000	8,559,358
0.048%	05/01/2014				1,000,000	999,972
0.041%	05/22/2014				7,350,000	7,349,655
0.032%	04/24/2014				2,000,000	1,999,950

						18,908,935

U.S. Treasury Notes—8.8%
U.S. Treasury Note
0.875%	09/15/2016				25,810,000	25,956,188
0.750%	01/15/2017				1,650,000	1,647,680
0.625%	07/15/2016 02/15/2017	-			27,329,000	27,353,803
0.500%	06/15/2016				14,585,000	14,577,591
0.375%	04/15/2015				4,000,000	4,009,688
0.375%	03/15/2016		‡	‡	2,510,000	2,508,529
0.250%	04/30/2014 02/29/2016	-			23,380,000	23,359,018

						99,412,497

TOTAL U.S. TREASURY OBLIGATIONS (Cost $118,328,543)						118,321,432

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—1.4%
U.S. Government Agencies—0.8%
Federal Home Loan Bank Discount Note
0.049%	04/30/2014		$4,600,000	$4,599,812
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017		4,000,000	3,985,260

				8,585,072

Non-U.S. Government Agencies—0.0%
IPIC GMTN Ltd. (Cayman Islands)
3.125%	11/15/2015	^	600,000	621,600

Sovereign Debt—0.1%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,240,000	1,240,297

U.S. Municipal Bonds—0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
1.298%	07/01/2016		1,500,000	1,518,360
Indiana State Finance Authority, Economic Development Revenue Bonds, Series A (Indiana)
0.470%	05/01/2034	#	630,000	630,019
Jobsohio Beverage Systems Ohio Statewide Liquor Profits, Series B (Ohio)
0.872%	01/01/2015		510,000	512,366
Massachusetts State Development Finance Agency ()
5.500%	05/01/2027		1,000,000	1,003,910
South Carolina State Public Service Authority, Series D (South Carolina)
1.030%	06/01/2015	#	1,140,000	1,144,572
University of California Revenue Bonds, Series Y-1 (California)
0.735%	07/01/2041	#	1,000,000	1,000,300

				5,809,527

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $16,244,649)				16,256,496

ASSET-BACKED SECURITIES—4.5%
Automobiles—2.1%
Ally Auto Receivables Trust Series 2012-SN1, Class A2
0.510%	12/22/2014		32,280	32,282
Ally Master Owner Trust Series 2013-1, Class A1
0.605%	02/15/2018	#§	2,200,000	2,205,117
Ally Master Owner Trust Series 2013-2, Class A
0.605%	04/15/2018	#	1,900,000	1,904,797
Capital Auto Receivables Asset Trust Series 2013-1, Class A2
0.620%	07/20/2016		1,800,000	1,801,732
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		370,000	369,590
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		380,000	377,595
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	1,444,414	1,447,505

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Fifth Third Auto Trust Series 2014-1, Class A3
0.680%	04/16/2018		$1,860,000	$1,861,995
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^	360,928	361,262
Ford Credit Auto Lease Trust Series 2013-B, Class A3
0.760%	09/15/2016	§	410,000	410,941
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.704%	12/10/2027	#^	820,000	822,081
Hyundai Auto Receivables Trust Series 2012-A, Class A3
0.720%	03/15/2016		997,652	998,747
Hyundai Auto Receivables Trust Series 2014-A, Class A1
0.200%	02/17/2015		1,081,219	1,081,220
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.455%	02/15/2018	#	5,450,000	5,457,494
Santander Drive Auto Receivables Trust Series 2013-1, Class A2
0.480%	02/16/2016		188,606	188,609
Santander Drive Auto Receivables Trust Series 2011-1, Class C
3.110%	05/16/2016		4,000,000	4,055,044
World Omni Automobile Lease Securitization Trust Series 2013-A, Class A2A
0.730%	05/16/2016		750,000	751,790

				24,127,801

Credit Card—1.5%
Cards II Trust (Canada) Series 2012-4A, Class A
0.605%	09/15/2017	#^	1,000,000	1,001,035
Chase Issuance Trust Series 2007-B1, Class B1
0.405%	04/15/2019	#	2,000,000	1,984,844
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
4.150%	07/07/2017		2,700,000	2,825,819
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		3,000,000	3,010,932
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,200,000	2,208,710
Golden Credit Card Trust (Canada) Series 2012-3A, Class A
0.605%	07/17/2017	#^	1,900,000	1,903,922
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.855%	02/15/2017	#^	2,400,000	2,412,794
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
1.030%	02/15/2017	#^	EUR 1,200,000	1,661,851

				17,009,907

Other—0.5%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,863,897	1,873,807

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class A2
0.610%	05/15/2015		^	$625,127	$625,286
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019		^	270,000	270,132
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.854%	12/10/2018		#^	2,300,000	2,307,176

					5,076,401

Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.506%	12/07/2020		#	1,796,840	1,799,211
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.435%	06/25/2021		#^	1,575,000	1,575,803
SLM Student Loan Trust Series 2014-1, Class A1
0.434%	05/28/2019		#	864,710	865,032

					4,240,046

TOTAL ASSET-BACKED SECURITIES (Cost $50,355,081)					50,454,155

				Contracts	Value
PURCHASED OPTIONS—0.1%
Put - Swiss Market Index, Expires 06/20/2014, Strike CHF 8,088.00				650	77,348
Call - U.S. 10 Year Treasury Note, Expires 05/23/2014, Strike $115.00				56	476,875

TOTAL PURCHASED OPTIONS (Cost $602,264)					554,223

Coupon Rate	Maturity Date			Face	Value
CERTIFICATES OF DEPOSIT—0.1%
Banks—0.1%
Barclays Bank plc (United Kingdom)
0.515%	01/23/2015
(Cost $900,000)				$900,000	900,408

COMMERCIAL PAPER—0.1%
Road & Rail—0.1%
Ryder System, Inc.
0.210%	04/15/2014
(Cost $1,599,869)				1,600,000	1,599,860

				Shares	Value
MONEY MARKET FUNDS—3.1%
Institutional Money Market Fund—3.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $35,093,876)		¥		35,093,876	35,093,876

TOTAL INVESTMENTS—100.2% (Cost $1,098,960,369)					1,129,269,610
Other assets less liabilities—(0.2%)					(2,105,450)

NET ASSETS—100.0%					$1,127,164,160

Legend to the Schedule of Investments:

CHF	Swiss Franc
EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $291,696,608, which represents 25.9% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 1.2% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—23.6%
Aerospace & Defense—0.5%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$125,945
4.875%	02/15/2020		200,000	224,297
Honeywell International, Inc.
5.700%	03/15/2036		300,000	360,185
3.350%	12/01/2023		300,000	300,497
L-3 Communications Corp.
4.950%	02/15/2021		300,000	321,783
Lockheed Martin Corp.
4.070%	12/15/2042		285,000	268,364
Northrop Grumman Corp.
3.500%	03/15/2021		300,000	303,261
Precision Castparts Corp.
2.500%	01/15/2023		200,000	186,725
0.700%	12/20/2015		300,000	300,484
Raytheon Co.
6.750%	03/15/2018		1,150,000	1,354,228
United Technologies Corp.
6.700%	08/01/2028		150,000	191,566
4.875%	05/01/2015		500,000	523,842
4.500%	06/01/2042		200,000	204,471
3.100%	06/01/2022		1,050,000	1,050,019
1.800%	06/01/2017		300,000	305,248

				6,020,915

Air Freight & Logistics—0.1%
FedEx Corp.
3.875%	08/01/2042		200,000	173,987
2.625%	08/01/2022		200,000	186,766
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	379,576
2.450%	10/01/2022		400,000	380,154

				1,120,483

Airlines—0.0%
American Airlines, Inc., Series 2011-1 A
5.250%	01/31/2021		243,642	264,352
Continental Airlines, Inc., Series 2010 A, Class A
4.750%	01/12/2021	†	258,151	278,803

				543,155

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	270,272
4.250%	03/01/2021		300,000	321,898

				592,170

Automobiles—0.0%
Ford Motor Co.
7.450%	07/16/2031		200,000	257,307
4.750%	01/15/2043		200,000	194,150

				451,457

Banks—3.4%
Australia & New Zealand Banking Group Ltd. (Australia)
1.250%	01/10/2017		500,000	501,576
Bank of America Corp.
7.750%	08/15/2015		250,000	271,820
6.875%	11/15/2018		250,000	298,166
6.110%	01/29/2037		300,000	336,591
6.050%	05/16/2016		890,000	973,266
5.875%	01/05/2021		400,000	462,171
5.625%	07/01/2020		500,000	569,733

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.500%	04/01/2015		$700,000	$726,412
3.875%	03/22/2017		700,000	747,181
1.500%	10/09/2015		400,000	403,697
Bank of America Corp. MTN
6.875%	04/25/2018		500,000	590,188
5.875%	02/07/2042		300,000	348,155
5.000%	05/13/2021		300,000	331,292
3.625%	03/17/2016		500,000	524,704
3.300%	01/11/2023		500,000	482,952
Bank of America Corp., Series L MTN
5.650%	05/01/2018		500,000	565,738
Bank of America NA, Bank Note
6.000%	10/15/2036		380,000	454,677
Bank of Montreal MTN (Canada)
2.500%	01/11/2017		400,000	414,535
Bank of Nova Scotia (Canada)
2.050%	10/07/2015		400,000	408,925
1.450%	04/25/2018		300,000	294,440
Barclays Bank plc (United Kingdom)
5.125%	01/08/2020		500,000	560,427
3.900%	04/07/2015		700,000	724,062
BB&T Corp.
5.250%	11/01/2019		500,000	563,764
5.200%	12/23/2015		300,000	321,643
BB&T Corp. MTN
1.600%	08/15/2017		400,000	401,482
BBVA US Senior SAU (Spain)
4.664%	10/09/2015		400,000	420,235
BNP Paribas SA MTN (France)
2.400%	12/12/2018		600,000	600,612
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	444,618
BNP Paribas SA, Series 0212 (France)
3.250%	03/11/2015		500,000	512,967
Capital One Bank USA NA
8.800%	07/15/2019		500,000	642,472
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		400,000	398,836
Citigroup, Inc.
8.500%	05/22/2019		300,000	382,638
8.125%	07/15/2039		500,000	725,504
6.625%	06/15/2032		350,000	403,646
6.125%	11/21/2017		750,000	859,471
6.125%	08/25/2036		300,000	329,241
6.000%	08/15/2017		600,000	680,603
5.375%	08/09/2020		400,000	450,684
4.500%	01/14/2022		500,000	530,646
4.050%	07/30/2022		300,000	301,687
3.953%	06/15/2016		200,000	212,029
3.875%	10/25/2023		200,000	198,978
2.650%	03/02/2015		400,000	407,352
Commonwealth Bank of Australia (Australia)
1.250%	09/18/2015		300,000	303,243
1.125%	03/13/2017		350,000	348,902
Discover Bank
7.000%	04/15/2020		200,000	236,264
Fifth Third Bancorp
4.300%	01/16/2024		300,000	304,745
HSBC Bank USA NA
4.875%	08/24/2020		400,000	434,907
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	521,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042	$500,000	$612,296
4.250%	03/14/2024	500,000	501,624
4.000%	03/30/2022	500,000	520,150
Intesa Sanpaolo SpA (Italy)
3.875%	01/15/2019	400,000	407,306
3.125%	01/15/2016	300,000	307,276
JPMorgan Chase & Co.
6.400%	05/15/2038	300,000	373,046
6.300%	04/23/2019	500,000	588,490
5.600%	07/15/2041	200,000	227,464
4.850%	02/01/2044	1,000,000	1,023,691
4.750%	03/01/2015	500,000	519,000
4.625%	05/10/2021	300,000	327,570
4.500%	01/24/2022	400,000	431,946
3.450%	03/01/2016	500,000	523,858
3.200%	01/25/2023	500,000	485,756
JPMorgan Chase & Co. MTN
1.350%	02/15/2017	400,000	399,955
0.800%	04/23/2015	350,000	350,979
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017	500,000	570,015
KeyCorp MTN
5.100%	03/24/2021	500,000	558,927
LBBW (Germany)
7.625%	02/01/2023	200,000	247,815
National Australia Bank Ltd. (Australia)
1.600%	08/07/2015	500,000	507,055
National City Corp.
6.875%	05/15/2019	500,000	592,902
PNC Bank NA, Bank Note
1.300%	10/03/2016	250,000	251,876
1.150%	11/01/2016	500,000	501,535
PNC Funding Corp.
2.700%	09/19/2016	400,000	415,987
Royal Bank of Canada (Canada)
1.200%	01/23/2017	155,000	155,115
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016	300,000	312,878
2.625%	12/15/2015	300,000	310,232
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	300,000	350,457
4.375%	03/16/2016	500,000	531,798
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	200,000	197,418
1.350%	07/18/2015	300,000	302,676
1.300%	01/10/2017	500,000	500,339
SunTrust Banks, Inc.
3.600%	04/15/2016	500,000	526,048
U.S. Bank NA, Bank Note
4.800%	04/15/2015	250,000	260,732
Union Bank NA
2.625%	09/26/2018	500,000	509,991
US Bancorp MTN
2.950%	07/15/2022	200,000	192,711
1.650%	05/15/2017	500,000	506,474
US Bank NA, Bank Note
1.100%	01/30/2017	500,000	501,296
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	300,000	396,105
Wells Fargo & Co.
4.480%	01/16/2024	784,000	811,597
3.676%	06/15/2016	400,000	424,362

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.625%	04/15/2015	$300,000	$309,750
1.500%	01/16/2018	500,000	495,681
1.250%	07/20/2016	560,000	565,019
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	551,152
3.500%	03/08/2022	300,000	306,690
2.100%	05/08/2017	300,000	307,410
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	291,726
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	121,429
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	1,000,000	1,112,464
3.000%	08/04/2015	400,000	413,108

			45,440,929

Beverages—0.9%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023	200,000	188,312
0.800%	01/15/2016	200,000	200,584
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	456,824
7.750%	01/15/2019	500,000	620,008
6.875%	11/15/2019	300,000	367,196
5.375%	01/15/2020	500,000	574,716
3.750%	07/15/2042	200,000	179,041
0.800%	07/15/2015	500,000	501,820
Beam, Inc.
5.375%	01/15/2016	90,000	96,269
Bottling Group LLC
5.500%	04/01/2016	500,000	546,353
Coca-Cola Co. (The)
5.350%	11/15/2017	500,000	571,807
4.875%	03/15/2019	300,000	338,994
3.150%	11/15/2020	200,000	205,337
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	322,481
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018	350,000	350,525
Diageo Capital plc (United Kingdom)
1.125%	04/29/2018	1,750,000	1,703,373
Diageo Finance BV (Netherlands)
5.300%	10/28/2015	750,000	805,161
Diageo Investment Corp.
7.450%	04/15/2035	750,000	1,047,407
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019	300,000	303,552
PepsiCo, Inc.
5.500%	01/15/2040	500,000	573,206
5.000%	06/01/2018	400,000	448,583
3.000%	08/25/2021	500,000	503,982
2.750%	03/01/2023	400,000	379,871

			11,285,402

Biotechnology—0.2%
Amgen, Inc.
6.900%	06/01/2038	267,000	341,175
6.150%	06/01/2018	500,000	582,295
5.850%	06/01/2017	250,000	283,083
5.150%	11/15/2041	300,000	310,205
3.875%	11/15/2021	300,000	313,410
Genentech, Inc.
5.250%	07/15/2035	100,000	112,388

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Gilead Sciences, Inc.
4.400%	12/01/2021		$300,000	$324,626

				2,267,182

Capital Markets—1.5%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	311,281
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	103,404
Bank of New York Mellon Corp. (The), Series 1
2.950%	06/18/2015	†	500,000	514,276
BlackRock, Inc.
4.250%	05/24/2021		500,000	543,601
3.375%	06/01/2022		500,000	507,328
Credit Suisse (Switzerland)
5.400%	01/14/2020		200,000	222,970
Credit Suisse USA, Inc.
5.125%	08/15/2015		500,000	529,859
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	740,523
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	260,498
Goldman Sachs Group, Inc. (The)
6.250%	09/01/2017		500,000	571,430
6.250%	02/01/2041		500,000	595,815
6.150%	04/01/2018		500,000	572,109
6.125%	02/15/2033		600,000	696,997
5.950%	01/15/2027		300,000	326,970
5.750%	01/24/2022		300,000	340,719
5.625%	01/15/2017		750,000	828,511
5.250%	07/27/2021		300,000	332,606
3.625%	02/07/2016		500,000	523,875
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	363,316
5.375%	03/15/2020		300,000	335,152
1.600%	11/23/2015		300,000	303,236
Jefferies Group LLC
6.250%	01/15/2036		230,000	234,182
5.125%	04/13/2018		300,000	327,089
Lazard Group LLC
4.250%	11/14/2020		400,000	415,013
Morgan Stanley
7.250%	04/01/2032		100,000	130,722
5.750%	01/25/2021		600,000	688,219
4.875%	11/01/2022		1,000,000	1,052,628
4.750%	03/22/2017		300,000	327,627
3.750%	02/25/2023		300,000	298,658
1.750%	02/25/2016		300,000	304,012
Morgan Stanley MTN
6.625%	04/01/2018		500,000	583,401
6.000%	04/28/2015		1,000,000	1,055,870
5.950%	12/28/2017		500,000	571,247
5.450%	01/09/2017		500,000	553,116
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	352,011
Northern Trust Corp.
3.950%	10/30/2025		300,000	302,511
3.375%	08/23/2021		500,000	520,438
State Street Corp.
3.700%	11/20/2023		400,000	404,865
3.100%	05/15/2023		200,000	190,491
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	108,775

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
UBS AG MTN (Switzerland)
7.375%	06/15/2017		$100,000	$112,616
5.875%	07/15/2016		700,000	772,888
UBS Preferred Funding Trust V, Perpetual Bond, Series 1
6.243%	05/29/2049	#	300,000	321,000

				19,151,855

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	456,860
Airgas, Inc.
2.950%	06/15/2016		200,000	207,730
2.375%	02/15/2020		300,000	286,750
CF Industries, Inc.
3.450%	06/01/2023		400,000	386,249
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	806,269
5.250%	11/15/2041		300,000	314,670
4.125%	11/15/2021		150,000	157,340
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	214,609
4.250%	04/01/2021		300,000	325,880
2.800%	02/15/2023		300,000	284,117
2.750%	04/01/2016		300,000	311,825
Ecolab, Inc.
5.500%	12/08/2041		300,000	342,981
LyondellBasell Industries NV (Netherlands)
5.000%	04/15/2019		500,000	557,355
Monsanto Co.
5.500%	08/15/2025		200,000	233,161
Mosaic Co. (The)
5.625%	11/15/2043		400,000	431,174
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024		250,000	248,457
PPG Industries, Inc.
3.600%	11/15/2020		400,000	406,915
Praxair, Inc.
3.250%	09/15/2015		500,000	519,506
2.200%	08/15/2022		400,000	369,736

				6,861,584

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	228,753
5.500%	09/15/2019		300,000	340,568
Waste Management, Inc.
7.000%	07/15/2028		50,000	63,739

				633,060

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	546,323
4.950%	02/15/2019		500,000	563,203
Harris Corp.
6.150%	12/15/2040		250,000	284,404
Juniper Networks, Inc.
3.100%	03/15/2016		400,000	412,603
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	412,137

				2,218,670

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Construction Materials—0.0%
CRH America, Inc.
6.000%	09/30/2016	$250,000	$278,030

Consumer Finance—0.7%
American Express Centurion Bank
0.875%	11/13/2015	400,000	401,600
American Express Co.
4.050%	12/03/2042	472,000	435,025
American Express Credit Corp.
2.125%	03/18/2019	500,000	498,560
American Express Credit Corp. MTN
2.800%	09/19/2016	400,000	417,409
2.750%	09/15/2015	400,000	412,308
American Honda Finance Corp.
2.125%	10/10/2018	500,000	502,546
Capital One Financial Corp.
6.150%	09/01/2016	200,000	223,329
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022	300,000	291,674
2.750%	06/24/2015	200,000	205,649
2.650%	04/01/2016	400,000	415,219
1.625%	06/01/2017	300,000	302,693
Ford Motor Credit Co. LLC
5.875%	08/02/2021	500,000	576,189
5.000%	05/15/2018	200,000	220,953
4.250%	02/03/2017	200,000	214,887
4.250%	09/20/2022	200,000	206,468
3.984%	06/15/2016	300,000	318,042
3.000%	06/12/2017	300,000	311,835
2.750%	05/15/2015	500,000	510,336
John Deere Capital Corp.
1.200%	10/10/2017	300,000	299,239
1.050%	10/11/2016	750,000	753,079
John Deere Capital Corp. MTN
3.900%	07/12/2021	300,000	317,531
2.250%	06/07/2016	200,000	206,709
Toyota Motor Credit Corp.
0.875%	07/17/2015	500,000	503,017
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020	300,000	329,995
2.625%	01/10/2023	300,000	284,695
1.250%	10/05/2017	400,000	396,680

			9,555,667

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019	300,000	359,187
Packaging Corp. of America
4.500%	11/01/2023	250,000	259,271

			618,458

Diversified Financial Services—0.9%
Bank One Corp.
8.000%	04/29/2027	300,000	393,455
7.625%	10/15/2026	300,000	385,061
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018	350,000	416,994
6.400%	10/02/2017	400,000	462,038
4.650%	07/02/2018	400,000	438,385
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875%	02/08/2022	400,000	414,949
3.375%	01/19/2017	300,000	318,268

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.250%	01/14/2019		$500,000	$499,170
2.125%	10/13/2015		200,000	204,832
General Electric Capital Corp.
2.950%	05/09/2016		400,000	416,890
General Electric Capital Corp. MTN
6.875%	01/10/2039		300,000	396,416
6.375%	11/15/2067	#	600,000	662,250
5.875%	01/14/2038		700,000	828,056
5.625%	09/15/2017		300,000	340,653
5.500%	01/08/2020		500,000	576,074
5.400%	02/15/2017		650,000	726,031
4.625%	01/07/2021		300,000	330,790
2.300%	01/14/2019		500,000	505,053
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032		450,000	580,220
ING US, Inc.
5.500%	07/15/2022		500,000	561,802
IntercontinentalExchange Group, Inc.
2.500%	10/15/2018		300,000	303,518
Leucadia National Corp.
6.625%	10/23/2043		200,000	208,905
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	379,244
3.050%	03/01/2016		250,000	261,498
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		500,000	559,043
3.625%	08/21/2042		300,000	267,832
3.100%	06/28/2015		500,000	516,653
2.375%	08/21/2022		500,000	471,658

				12,425,738

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.150%	09/15/2034		500,000	565,410
5.800%	02/15/2019		550,000	635,762
5.550%	08/15/2041		300,000	316,074
5.500%	02/01/2018		510,000	575,918
5.350%	09/01/2040		307,000	314,850
4.350%	06/15/2045		758,000	671,683
3.900%	03/11/2024		400,000	399,684
1.600%	02/15/2017		400,000	402,982
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		250,000	387,418
2.350%	02/14/2019		500,000	498,248
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018		111,000	140,939
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	434,029
Embarq Corp.
7.082%	06/01/2016		250,000	278,678
Orange SA (France)
9.000%	03/01/2031		500,000	724,896
Qwest Corp.
6.500%	06/01/2017		250,000	283,022
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		600,000	650,374
3.729%	04/27/2015		200,000	205,897
Verizon Communications, Inc.
7.750%	12/01/2030		130,000	172,361
6.550%	09/15/2043		1,150,000	1,404,536
6.400%	02/15/2038		500,000	589,017
6.350%	04/01/2019		500,000	590,460
6.000%	04/01/2041		300,000	341,216

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.850%	09/15/2035		$250,000	$277,721
5.150%	09/15/2023		750,000	822,289
5.050%	03/15/2034		400,000	411,644
4.500%	09/15/2020		150,000	163,136
3.650%	09/14/2018		200,000	213,126
3.500%	11/01/2021		400,000	403,461
3.000%	04/01/2016		400,000	417,336
2.450%	11/01/2022		300,000	273,907
0.700%	11/02/2015		400,000	400,408
Verizon Maryland LLC, Series B
5.125%	06/15/2033		250,000	254,397

				14,220,879

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	169,886
Arizona Public Service Co.
4.500%	04/01/2042		300,000	300,901
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	365,272
5.875%	02/01/2033		200,000	238,026
5.800%	03/15/2018		100,000	114,746
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019		300,000	343,228
Constellation Energy Group, Inc.
5.150%	12/01/2020		400,000	437,489
Dominion Gas Holdings LLC
3.550%	11/01/2023	^	250,000	247,204
DTE Electric Co.
3.450%	10/01/2020		300,000	311,750
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	413,615
4.300%	06/15/2020		100,000	109,035
4.000%	09/30/2042		300,000	285,247
Duke Energy Corp.
2.150%	11/15/2016		200,000	205,531
Duke Energy Florida, Inc.
6.400%	06/15/2038		350,000	452,884
0.650%	11/15/2015		300,000	300,457
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	316,192
Entergy Corp.
4.700%	01/15/2017		500,000	530,436
Exelon Corp.
4.900%	06/15/2015		350,000	366,258
Florida Power & Light Co.
5.625%	04/01/2034		50,000	59,718
5.125%	06/01/2041		200,000	225,547
4.950%	06/01/2035		100,000	109,981
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	229,197
Great Plains Energy, Inc.
4.850%	06/01/2021		400,000	432,625
Indiana Michigan Power Co.
7.000%	03/15/2019		250,000	300,694
Jersey Central Power & Light
5.625%	05/01/2016		500,000	542,514
Kentucky Utilities Co.
5.125%	11/01/2040		500,000	562,291
MidAmerican Energy Co.
3.700%	09/15/2023		500,000	512,869
MidAmerican Energy Co. MTN
5.800%	10/15/2036		500,000	603,364

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042	$300,000	$277,745
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	286,629
4.500%	06/01/2021	200,000	209,984
1.200%	06/01/2015	500,000	502,450
Northern States Power Co.
5.250%	03/01/2018	500,000	564,120
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	553,251
Oklahoma Gas & Electric Co.
4.550%	03/15/2044	250,000	257,009
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	592,329
4.750%	02/15/2044	250,000	253,962
4.450%	04/15/2042	300,000	295,688
PECO Energy Co.
2.375%	09/15/2022	200,000	188,871
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	299,911
PPL Capital Funding, Inc.
4.700%	06/01/2043	200,000	194,084
3.400%	06/01/2023	200,000	193,862
Progress Energy, Inc.
7.050%	03/15/2019	400,000	479,361
4.400%	01/15/2021	300,000	321,794
PSEG Power LLC
8.625%	04/15/2031	300,000	425,832
2.750%	09/15/2016	200,000	207,979
Public Service Co. of Colorado
4.300%	03/15/2044	250,000	250,788
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	179,970
Sierra Pacific Power Co., Series T
3.375%	08/15/2023	350,000	347,921
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	168,757
Southern California Edison Co.
6.650%	04/01/2029	500,000	616,349
4.050%	03/15/2042	300,000	286,404
Southern Power Co., Series D
4.875%	07/15/2015	350,000	368,054
Union Electric Co.
6.400%	06/15/2017	250,000	286,657
Virginia Electric and Power Co.
5.400%	04/30/2018	250,000	283,872
1.200%	01/15/2018	300,000	294,021
Westar Energy, Inc.
4.625%	09/01/2043	350,000	367,005
Wisconsin Electric Power
5.625%	05/15/2033	150,000	178,090
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	206,479

			19,026,185

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042	100,000	93,772
2.750%	11/02/2022	100,000	94,842
1.500%	11/02/2017	300,000	298,815
0.950%	11/02/2015	100,000	100,384
Emerson Electric Co.
5.000%	04/15/2019	500,000	561,121

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.625%	02/15/2023			$270,000	$258,508
Roper Industries, Inc.
1.850%	11/15/2017			200,000	201,020

					1,608,462

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023			300,000	305,838
3.000%	03/01/2018			400,000	404,769
Corning, Inc.
4.750%	03/15/2042			400,000	410,583
Jabil Circuit, Inc.
4.700%	09/15/2022			200,000	198,750

					1,319,940

Energy Equipment & Services—0.3%
Cameron International Corp.
1.150%	12/15/2016			250,000	249,634
Diamond Offshore Drilling, Inc.
4.875%	11/01/2043	†		300,000	293,728
Halliburton Co.
7.450%	09/15/2039			400,000	563,714
Nabors Industries, Inc.
2.350%	09/15/2016		^	150,000	153,547
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040			200,000	220,492
3.450%	08/01/2015			200,000	206,620
2.500%	03/15/2017			300,000	305,452
Pride International, Inc.
6.875%	08/15/2020			200,000	239,072
Rowan Cos., Inc.
4.875%	06/01/2022			250,000	259,053
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038			500,000	541,027
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019			400,000	519,804
6.750%	09/15/2040			300,000	350,487
4.500%	04/15/2022			300,000	314,674

					4,217,304

Food & Staples Retailing—0.3%
Costco Wholesale Corp.
0.650%	12/07/2015			300,000	300,775
CVS Caremark Corp.
4.125%	05/15/2021			200,000	213,268
2.250%	12/05/2018			750,000	751,411
Kroger Co. (The)
7.500%	04/01/2031			200,000	255,160
5.400%	07/15/2040			200,000	209,777
Walgreen Co.
4.400%	09/15/2042			200,000	188,212
Wal-Mart Stores, Inc.
7.550%	02/15/2030			250,000	351,635
5.250%	09/01/2035			750,000	848,912
4.875%	07/08/2040			300,000	322,967
4.250%	04/15/2021			300,000	327,406
3.625%	07/08/2020			300,000	316,124
2.550%	04/11/2023			500,000	470,965

					4,556,612

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018			500,000	566,082

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ConAgra Foods, Inc.
4.650%	01/25/2043		$300,000	$290,220
3.250%	09/15/2022		200,000	193,526
2.100%	03/15/2018		200,000	199,197
1.300%	01/25/2016		400,000	402,830
General Mills, Inc.
5.400%	06/15/2040		300,000	337,239
3.150%	12/15/2021		200,000	201,331
Hillshire Brands Co. (The)
2.750%	09/15/2015		300,000	308,262
Kellogg Co.
4.000%	12/15/2020		190,000	199,018
Kraft Foods Group, Inc.
6.875%	01/26/2039		380,000	490,900
6.500%	02/09/2040		200,000	249,651
5.375%	02/10/2020		209,000	238,628
1.625%	06/04/2015		300,000	303,454
Mondelez International, Inc.
6.500%	02/09/2040		139,000	175,444
4.125%	02/09/2016		100,000	105,741
2.250%	02/01/2019		750,000	743,986
Unilever Capital Corp.
4.250%	02/10/2021		300,000	327,739

				5,333,248

Gas Utilities—0.1%
ONE Gas, Inc.
3.610%	02/01/2024	^	500,000	505,793
Southern California Gas Co.
5.125%	11/15/2040		400,000	446,472
4.450%	03/15/2044		200,000	204,985
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021		200,000	211,458

				1,368,708

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016		400,000	446,827
3.200%	06/15/2023		300,000	293,208
2.400%	08/15/2022		300,000	278,944
Becton Dickinson and Co.
5.000%	11/12/2040		300,000	328,992
Boston Scientific Corp.
7.375%	01/15/2040		200,000	265,156
6.250%	11/15/2015		200,000	216,574
6.000%	01/15/2020		200,000	229,837
CareFusion Corp.
6.375%	08/01/2019		250,000	285,734
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		250,000	287,326
Medtronic, Inc.
4.450%	03/15/2020		300,000	329,775
2.750%	04/01/2023		100,000	94,780
Stryker Corp.
4.100%	04/01/2043		200,000	193,051

				3,250,204

Health Care Providers & Services—0.5%
Aetna, Inc.
6.625%	06/15/2036		250,000	315,418
4.125%	11/15/2042		200,000	187,041
1.500%	11/15/2017		200,000	199,762
Cardinal Health, Inc.
4.600%	03/15/2043		200,000	197,439

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.200%	03/15/2023		$300,000	$292,244
1.700%	03/15/2018		300,000	297,653
Cigna Corp.
5.125%	06/15/2020		300,000	332,648
Express Scripts Holding Co.
6.125%	11/15/2041		200,000	237,844
4.750%	11/15/2021		200,000	217,705
McKesson Corp.
4.883%	03/15/2044		400,000	407,029
2.850%	03/15/2023		300,000	282,704
Quest Diagnostics, Inc.
6.950%	07/01/2037		300,000	355,274
4.700%	04/01/2021		300,000	319,302
UnitedHealth Group, Inc.
6.000%	02/15/2018		500,000	575,932
5.950%	02/15/2041		200,000	240,299
5.375%	03/15/2016		200,000	217,770
1.625%	03/15/2019		400,000	389,515
WellPoint, Inc.
5.250%	01/15/2016		500,000	537,413
4.650%	01/15/2043		200,000	194,388
3.300%	01/15/2023		300,000	288,237

				6,085,617

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020		400,000	408,397
McDonald’s Corp. MTN
5.350%	03/01/2018		500,000	566,808
Starbucks Corp.
2.000%	12/05/2018		400,000	397,403
Wyndham Worldwide Corp.
3.900%	03/01/2023		300,000	294,465
Yum! Brands, Inc.
6.875%	11/15/2037		52,000	63,108
5.350%	11/01/2043		250,000	262,101

				1,992,282

Household Durables—0.0%
Whirlpool Corp. MTN
4.850%	06/15/2021		200,000	218,649

Household Products—0.1%
Clorox Co. (The)
3.800%	11/15/2021		400,000	412,834
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	577,357
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	305,893
4.700%	02/15/2019		500,000	561,148

				1,857,232

Industrial Conglomerates—0.2%
3M Co. MTN
5.700%	03/15/2037		100,000	120,604
2.000%	06/26/2022		300,000	280,364
GE Capital Trust I
6.375%	11/15/2067	#	130,000	143,325
General Electric Co.
5.250%	12/06/2017		500,000	567,097
4.500%	03/11/2044		400,000	407,883
4.125%	10/09/2042		300,000	289,455
2.700%	10/09/2022		300,000	291,310

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.850%	10/09/2015		$300,000	$301,470

				2,401,508

Insurance—0.9%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	333,103
Aflac, Inc.
3.625%	06/15/2023		400,000	403,908
American International Group, Inc.
8.175%	05/15/2058	#	300,000	395,625
6.400%	12/15/2020		400,000	477,242
3.800%	03/22/2017		500,000	535,327
American International Group, Inc. MTN
5.850%	01/16/2018		500,000	571,873
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	382,299
Arch Capital Group US, Inc.
5.144%	11/01/2043		150,000	158,569
AXA SA (France)
8.600%	12/15/2030		250,000	323,125
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	287,902
4.250%	01/15/2021		300,000	327,676
2.000%	08/15/2018		500,000	503,410
1.600%	05/15/2017		400,000	405,200
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	223,000
CNA Financial Corp.
5.750%	08/15/2021		300,000	346,023
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	340,475
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	244,298
Genworth Holdings, Inc.
4.900%	08/15/2023		250,000	262,646
Hartford Financial Services Group, Inc.
4.000%	10/15/2017		300,000	322,667
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041		150,000	181,667
Hartford Financial Services Group, Inc. MTN
6.000%	01/15/2019		500,000	579,477
Lincoln National Corp.
6.150%	04/07/2036		250,000	298,190
Markel Corp.
5.000%	03/30/2043		300,000	296,330
MetLife, Inc.
6.750%	06/01/2016		600,000	673,221
5.700%	06/15/2035		250,000	290,655
PartnerRe Finance B LLC
5.500%	06/01/2020		90,000	100,493
Progressive Corp. (The)
6.625%	03/01/2029		150,000	192,923
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	126,853
5.800%	11/16/2041		200,000	232,756
5.700%	12/14/2036		250,000	284,221
5.375%	06/21/2020		300,000	340,366
4.750%	09/17/2015		300,000	317,045
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023		500,000	510,872
Unum Group
4.000%	03/15/2024		350,000	351,153

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		$200,000	$278,983
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018		400,000	397,227

				12,296,800

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
2.500%	11/29/2022	†	200,000	186,176
1.200%	11/29/2017		200,000	198,198
0.650%	11/27/2015		400,000	401,017
Expedia, Inc.
7.456%	08/15/2018		500,000	588,293

				1,373,684

Internet Software & Services—0.1%
eBay, Inc.
4.000%	07/15/2042		100,000	88,802
2.600%	07/15/2022	†	100,000	95,104
1.350%	07/15/2017		100,000	100,051
0.700%	07/15/2015		200,000	200,806
Google, Inc.
3.625%	05/19/2021		300,000	317,889
2.125%	05/19/2016		300,000	309,948

				1,112,600

IT Services—0.3%
Computer Sciences Corp.
4.450%	09/15/2022		200,000	204,531
2.500%	09/15/2015		300,000	306,308
Fiserv, Inc.
3.500%	10/01/2022		200,000	195,687
International Business Machines Corp.
7.000%	10/30/2025		300,000	387,601
5.700%	09/14/2017		500,000	572,580
3.625%	02/12/2024		250,000	252,591
1.625%	05/15/2020		400,000	379,022
MasterCard, Inc.
2.000%	04/01/2019		200,000	199,372
Western Union Co. (The)
5.253%	04/01/2020		502,000	545,354
Xerox Corp.
6.350%	05/15/2018	†	500,000	578,311
4.500%	05/15/2021		200,000	211,084

				3,832,441

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	109,533
Thermo Fisher Scientific, Inc.
2.400%	02/01/2019		750,000	747,710

				857,243

Machinery—0.1%
Caterpillar, Inc.
3.803%	08/15/2042		385,000	343,301
Dover Corp.
5.375%	03/01/2041		300,000	339,131
Illinois Tool Works, Inc.
3.500%	03/01/2024		350,000	349,426
Parker Hannifin Corp. MTN
3.500%	09/15/2022		100,000	100,732

				1,132,590

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Media—1.2%
21st Century Fox America, Inc.
8.000%	10/17/2016		$150,000	$175,285
7.750%	12/01/2045		200,000	278,307
6.150%	02/15/2041		300,000	354,103
5.650%	08/15/2020		500,000	573,864
CBS Corp.
7.875%	07/30/2030		250,000	328,497
5.750%	04/15/2020		200,000	227,467
4.850%	07/01/2042		250,000	241,732
1.950%	07/01/2017		300,000	303,934
Comcast Corp.
6.450%	03/15/2037		500,000	617,112
6.300%	11/15/2017		700,000	814,240
5.850%	11/15/2015		400,000	433,698
5.650%	06/15/2035		200,000	226,733
4.500%	01/15/2043		200,000	195,843
2.850%	01/15/2023	†	500,000	482,973
Cox Communications, Inc.
5.500%	10/01/2015		75,000	80,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	545,323
5.200%	03/15/2020		200,000	219,280
3.800%	03/15/2022		300,000	297,367
3.500%	03/01/2016		400,000	418,297
Discovery Communications LLC
5.625%	08/15/2019		400,000	453,658
Historic TW, Inc.
9.150%	02/01/2023		300,000	409,914
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	248,305
5.950%	04/01/2041		250,000	296,182
4.375%	04/01/2021		250,000	271,717
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	547,221
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	349,019
Time Warner Cable, Inc.
8.750%	02/14/2019		1,000,000	1,266,324
6.750%	06/15/2039		200,000	237,822
5.850%	05/01/2017		400,000	450,030
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	327,423
8.375%	07/15/2033		250,000	345,468
Time Warner, Inc.
5.875%	11/15/2016		700,000	784,908
5.375%	10/15/2041		250,000	265,834
4.050%	12/15/2023		750,000	771,236
Viacom, Inc.
6.875%	04/30/2036		300,000	372,759
4.500%	03/01/2021		200,000	215,110
4.375%	03/15/2043		200,000	178,428
2.500%	12/15/2016		300,000	311,099
Walt Disney Co. (The) MTN
3.700%	12/01/2042		200,000	181,523
2.350%	12/01/2022		200,000	187,233
1.100%	12/01/2017		250,000	247,651
0.450%	12/01/2015		350,000	349,855
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	282,497

				16,165,271

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Metals & Mining—0.6%
Alcoa, Inc.
5.550%	02/01/2017		$290,000	$317,287
5.400%	04/15/2021		300,000	315,208
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	398,374
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	600,994
4.125%	02/24/2042		400,000	373,498
1.625%	02/24/2017		400,000	406,030
Cliffs Natural Resources, Inc.
3.950%	01/15/2018	†	250,000	251,505
Freeport-McMoRan Copper & Gold, Inc.
3.875%	03/15/2023		800,000	766,363
3.550%	03/01/2022		400,000	382,658
Newmont Mining Corp.
6.250%	10/01/2039		200,000	194,271
3.500%	03/15/2022		400,000	363,499
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	174,475
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	299,946
2.250%	12/14/2018		400,000	400,411
2.000%	03/22/2017		500,000	510,105
Southern Copper Corp.
7.500%	07/27/2035		250,000	277,222
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		300,000	272,513
3.000%	03/01/2019		300,000	300,315
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		400,000	428,191
6.250%	01/23/2017		500,000	561,212
4.625%	09/15/2020		500,000	522,076

				8,116,153

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018		500,000	491,734
Kohl’s Corp.
4.000%	11/01/2021		300,000	306,326
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	121,671
6.650%	07/15/2024		100,000	119,731
5.900%	12/01/2016		500,000	556,544
4.300%	02/15/2043		200,000	183,547
Nordstrom, Inc.
4.000%	10/15/2021		100,000	105,500
Target Corp.
6.000%	01/15/2018		500,000	575,931
4.000%	07/01/2042		200,000	185,264

				2,646,248

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022		400,000	388,534
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	553,610
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039		300,000	342,821
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	166,026
Dominion Resources, Inc., Series A
5.600%	11/15/2016		300,000	332,053

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Dominion Resources, Inc., Series C
4.900%	08/01/2041	$300,000	$307,243
MidAmerican Energy Holdings Co.
6.125%	04/01/2036	200,000	240,015
NiSource Finance Corp.
5.450%	09/15/2020	500,000	561,477
5.250%	02/15/2043	300,000	307,553
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	305,421
Sempra Energy
6.150%	06/15/2018	250,000	288,786

			3,793,539

Oil, Gas & Consumable Fuels—2.3%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	493,034
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	634,494
Apache Corp.
5.250%	02/01/2042	500,000	541,511
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	207,582
Boardwalk Pipelines LP
3.375%	02/01/2023	200,000	176,374
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020	300,000	326,809
3.814%	02/10/2024	350,000	353,852
3.245%	05/06/2022	200,000	198,667
3.200%	03/11/2016	400,000	419,500
2.750%	05/10/2023	500,000	469,876
1.846%	05/05/2017	200,000	203,271
Buckeye Partners LP
2.650%	11/15/2018	250,000	248,312
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	560,055
3.450%	11/15/2021	200,000	202,144
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019	200,000	229,466
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	434,000	469,532
Chevron Corp.
3.191%	06/24/2023	400,000	395,935
2.355%	12/05/2022	400,000	376,624
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043	200,000	177,091
3.000%	05/09/2023	200,000	181,299
1.750%	05/09/2018	200,000	195,284
1.125%	05/09/2016	200,000	200,040
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036	500,000	614,897
5.625%	10/15/2016	500,000	558,704
ConocoPhillips Holding Co.
6.950%	04/15/2029	500,000	668,179
Continental Resources, Inc.
4.500%	04/15/2023	400,000	415,019
Devon Energy Corp.
5.600%	07/15/2041	100,000	111,154
2.400%	07/15/2016	300,000	308,486
1.875%	05/15/2017	300,000	302,398
Ecopetrol SA (Colombia)
4.250%	09/18/2018	500,000	531,250
El Paso Pipeline Partners Operating Co. LLC
4.700%	11/01/2042	200,000	179,229

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Enbridge Energy Partners LP
9.875%	03/01/2019	$300,000	$393,413
Encana Corp. (Canada)
5.150%	11/15/2041	300,000	309,374
3.900%	11/15/2021	300,000	308,370
Energy Transfer Partners LP
6.500%	02/01/2042	400,000	454,874
5.200%	02/01/2022	300,000	324,362
Enterprise Products Operating LLC
5.950%	02/01/2041	200,000	229,798
5.100%	02/15/2045	250,000	259,414
4.450%	02/15/2043	200,000	188,488
3.700%	06/01/2015	100,000	103,338
3.350%	03/15/2023	300,000	293,191
3.200%	02/01/2016	200,000	208,226
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033	150,000	189,673
EOG Resources, Inc.
4.100%	02/01/2021	300,000	323,506
Exxon Mobil Corp.
3.176%	03/15/2024	400,000	399,544
Hess Corp.
7.300%	08/15/2031	250,000	316,841
Kerr-McGee Corp.
7.875%	09/15/2031	750,000	976,108
Kinder Morgan Energy Partners LP
6.550%	09/15/2040	300,000	344,498
6.500%	02/01/2037	300,000	340,361
5.950%	02/15/2018	300,000	340,203
5.000%	03/01/2043	200,000	191,135
4.150%	03/01/2022	500,000	507,083
3.500%	09/01/2023	400,000	378,425
Magellan Midstream Partners LP
4.200%	12/01/2042	200,000	181,958
Marathon Oil Corp.
5.900%	03/15/2018	455,000	520,085
Nexen Energy ULC (Canada)
6.400%	05/15/2037	500,000	577,091
Noble Energy, Inc.
5.250%	11/15/2043	300,000	314,320
Occidental Petroleum Corp.
2.700%	02/15/2023	300,000	284,048
ONEOK Partners LP
6.150%	10/01/2016	160,000	178,964
3.375%	10/01/2022	300,000	289,771
Petrobras Global Finance BV (Netherlands)
4.375%	05/20/2023	400,000	367,009
3.250%	03/17/2017	350,000	351,961
Petro-Canada (Canada)
5.950%	05/15/2035	100,000	115,428
Phillips 66
4.300%	04/01/2022	400,000	423,596
Pioneer Natural Resources Co.
3.950%	07/15/2022	200,000	204,572
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043	200,000	184,140
3.950%	09/15/2015	300,000	313,795
2.850%	01/31/2023	400,000	372,597
Statoil ASA (Norway)
5.100%	08/17/2040	300,000	332,014
3.150%	01/23/2022	500,000	502,419
2.650%	01/15/2024	300,000	281,174
1.150%	05/15/2018	300,000	291,985

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032	$500,000	$658,209
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043	200,000	190,243
3.450%	01/15/2023	200,000	190,493
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038	300,000	321,698
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028	350,000	430,633
Texas Eastern Transmission LP
7.000%	07/15/2032	150,000	190,256
Total Capital International SA (France)
3.700%	01/15/2024	250,000	255,155
2.875%	02/17/2022	400,000	392,392
Total Capital SA (France)
4.450%	06/24/2020	300,000	330,311
3.000%	06/24/2015	300,000	309,390
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036	500,000	582,653
3.750%	10/16/2023	400,000	403,855
Valero Energy Corp.
6.125%	06/15/2017	250,000	286,801
Western Gas Partners LP
2.600%	08/15/2018	250,000	251,407
Williams Cos., Inc. (The)
7.875%	09/01/2021	230,000	273,665
Williams Partners LP
6.300%	04/15/2040	100,000	114,015
5.250%	03/15/2020	100,000	110,247
4.500%	11/15/2023	350,000	358,797

			30,067,440

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021	500,000	629,988

Pharmaceuticals—0.9%
AbbVie, Inc.
4.400%	11/06/2042	300,000	294,667
2.900%	11/06/2022	300,000	289,348
2.000%	11/06/2018	300,000	297,825
1.750%	11/06/2017	300,000	301,209
1.200%	11/06/2015	300,000	302,679
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017	250,000	287,632
4.000%	09/18/2042	300,000	278,632
Bristol-Myers Squibb Co.
5.875%	11/15/2036	155,000	186,755
3.250%	08/01/2042	200,000	163,486
Eli Lilly & Co.
6.770%	01/01/2036	250,000	323,590
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022	300,000	293,409
0.750%	05/08/2015	300,000	301,362
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023	1,200,000	1,152,935
Johnson & Johnson
4.950%	05/15/2033	200,000	225,757
4.850%	05/15/2041	200,000	219,848
3.550%	05/15/2021	200,000	213,483
2.150%	05/15/2016	200,000	206,488
Merck & Co., Inc.
6.550%	09/15/2037	200,000	260,366

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.500%	12/01/2033		$250,000	$326,379
3.600%	09/15/2042		200,000	176,214
2.400%	09/15/2022		200,000	187,392
1.100%	01/31/2018		200,000	196,256
Mylan, Inc.
5.400%	11/29/2043		250,000	260,481
1.350%	11/29/2016		250,000	250,617
Novartis Capital Corp.
4.400%	05/06/2044		230,000	233,045
2.900%	04/24/2015		200,000	205,581
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	568,272
Perrigo Co. plc (Ireland)
2.300%	11/08/2018	^	300,000	297,065
Pfizer, Inc.
3.000%	06/15/2023		1,000,000	971,729
Pharmacia Corp.
6.500%	12/01/2018		350,000	418,603
Sanofi (France)
2.625%	03/29/2016		400,000	415,868
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	284,982
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Curacao)
3.000%	06/15/2015		300,000	308,284
Wyeth LLC
6.500%	02/01/2034		250,000	319,693
Zoetis, Inc.
4.700%	02/01/2043		200,000	198,705
3.250%	02/01/2023		300,000	289,915
1.150%	02/01/2016		300,000	301,328

				11,809,880

Real Estate Investment Trusts (REITs)—0.7%
American Tower Corp.
4.500%	01/15/2018		500,000	539,690
3.500%	01/31/2023		400,000	378,963
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023		300,000	281,825
Boston Properties LP
4.125%	05/15/2021		300,000	315,880
3.125%	09/01/2023		450,000	423,097
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	295,151
Camden Property Trust
5.000%	06/15/2015		200,000	210,071
CubeSmart LP
4.375%	12/15/2023		300,000	302,910
DDR Corp.
4.625%	07/15/2022		200,000	209,924
Duke Realty LP
3.875%	10/15/2022		200,000	195,666
ERP Operating LP
5.375%	08/01/2016		500,000	549,895
3.000%	04/15/2023		200,000	189,192
Federal Realty Investment Trust
2.750%	06/01/2023		200,000	187,285
HCP, Inc.
4.250%	11/15/2023		400,000	409,652
HCP, Inc. MTN
6.700%	01/30/2018		250,000	291,980
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	344,311

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.500%	01/15/2024		$200,000	$206,377
Hospitality Properties Trust
5.000%	08/15/2022		300,000	312,464
Host Hotels & Resorts LP
6.000%	10/01/2021		300,000	339,455
Kimco Realty Corp.
3.125%	06/01/2023		200,000	187,422
Liberty Property LP
3.375%	06/15/2023		300,000	283,692
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	^	350,000	344,321
Realty Income Corp.
5.875%	03/15/2035		200,000	224,481
Simon Property Group LP
4.750%	03/15/2042		400,000	416,239
4.375%	03/01/2021		400,000	435,777
2.800%	01/30/2017		500,000	521,473
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022		400,000	415,934
Weyerhaeuser Co.
7.375%	03/15/2032		300,000	386,655
WP Carey, Inc.
4.600%	04/01/2024		350,000	350,556

				9,550,338

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017		500,000	562,276
5.150%	09/01/2043		350,000	372,385
3.450%	09/15/2021		200,000	202,946
Canadian National Railway Co. (Canada)
2.250%	11/15/2022		300,000	276,337
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019		300,000	363,271
CSX Corp.
7.375%	02/01/2019		300,000	365,399
6.250%	04/01/2015		20,000	21,111
6.000%	10/01/2036		334,000	393,321
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	348,061
4.800%	08/15/2043		350,000	361,045
3.250%	12/01/2021		200,000	201,716
Ryder System, Inc. MTN
2.350%	02/26/2019		400,000	395,852
Union Pacific Corp.
4.821%	02/01/2044		557,000	583,243
3.750%	03/15/2024		500,000	506,483

				4,953,446

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
4.800%	10/01/2041		300,000	311,167
4.250%	12/15/2042		200,000	190,395
3.300%	10/01/2021		300,000	307,432
1.350%	12/15/2017		400,000	397,648
Xilinx, Inc.
2.125%	03/15/2019		150,000	148,386

				1,355,028

Software—0.3%
Microsoft Corp.
4.500%	10/01/2040		300,000	306,986
3.625%	12/15/2023		750,000	770,906
1.625%	09/25/2015		400,000	407,183

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oracle Corp.
5.750%	04/15/2018		$500,000	$576,152
5.375%	07/15/2040		500,000	567,750
5.250%	01/15/2016		500,000	541,502
2.500%	10/15/2022		400,000	376,956

				3,547,435

Specialty Retail—0.2%
Gap, Inc. (The)
5.950%	04/12/2021		200,000	225,512
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	664,704
5.400%	03/01/2016		400,000	435,985
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	352,724
5.400%	10/15/2016		400,000	444,822

				2,123,747

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.
3.850%	05/04/2043		300,000	267,149
2.400%	05/03/2023		300,000	278,743
1.000%	05/03/2018		200,000	194,063
0.450%	05/03/2016		200,000	199,441
EMC Corp.
1.875%	06/01/2018		500,000	500,164
Hewlett-Packard Co.
4.650%	12/09/2021		300,000	317,877
3.300%	12/09/2016		300,000	315,727
2.200%	12/01/2015		250,000	255,951
2.125%	09/13/2015		500,000	509,966
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023	^	400,000	397,000
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		75,000	84,750

				3,320,831

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	267,434
2.250%	05/01/2023		300,000	277,486

				544,920

Thrifts & Mortgage Finance—0.0%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018		350,000	360,718

Tobacco—0.2%
Altria Group, Inc.
9.950%	11/10/2038		97,000	156,103
9.250%	08/06/2019		524,000	692,206
Lorillard Tobacco Co.
6.875%	05/01/2020		300,000	351,292
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	573,806
4.375%	11/15/2041		200,000	191,755
2.900%	11/15/2021		200,000	197,711
1.125%	08/21/2017		300,000	297,539

				2,460,412

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.375%	01/15/2019		200,000	203,750

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
GATX Corp.
4.750%	06/15/2022		$300,000	$319,916

				523,666

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	341,565
5.000%	03/30/2020		400,000	440,253
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	594,406
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	455,730
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	335,313
6.150%	02/27/2037		200,000	227,549
5.625%	02/27/2017		500,000	561,741
1.500%	02/19/2018		300,000	295,239

				3,251,796

TOTAL CORPORATE OBLIGATIONS (Cost $302,638,775)				312,747,799

MORTGAGE-BACKED SECURITIES—30.9%
Commercial Mortgage-Backed Securities— 1.7%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044	#	492,067	532,750
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.611%	04/10/2049	#	93,495	94,791
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,180,588
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.182%	09/10/2047	#	800,000	844,852
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.182%	09/10/2047	#	1,000,000	1,065,422
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674%	06/11/2041		706,930	731,655
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.138%	10/12/2042	#	921,000	970,740
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		989,303	1,081,154
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.216%	07/15/2044	#	897,642	942,890
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049		1,000,000	1,095,542
COMM Mortgage Trust, Series 2013-CR11, Class B
5.165%	10/10/2046	#	500,000	539,148
COMM Mortgage Trust, Series 2013-LC13, Class A4
3.916%	08/10/2046		1,000,000	1,028,620
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045	#	750,000	793,265
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,115,381
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	1,096,760
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038	#	800,000	854,908
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		1,200,000	1,310,048

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045			$1,000,000	$1,013,632
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042			935,000	966,930
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051		#	500,000	559,215
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049			500,000	548,988
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045			500,000	506,608
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046		#	716,510	777,562
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045			500,000	480,939
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046			700,000	726,759
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045			500,000	477,458
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM
5.795%	07/15/2045		#	1,000,000	1,091,903

					23,428,508

U.S. Government Agency Mortgage-Backed Securities— 29.2%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		175,449	204,602
7.000%	02/01/2016 09/01/2036	-		320,640	348,302
6.500%	07/01/2014 01/01/2039	-		1,288,280	1,449,338
6.201%	01/01/2037		#	76,846	79,711
6.000%	11/01/2016 10/01/2038	-		3,504,512	3,912,904
5.682%	02/01/2037		#	138,502	145,346
5.500%	02/01/2018 08/01/2039	-		6,068,607	6,691,561
5.000%	08/01/2017 04/01/2041	-		9,508,137	10,344,585
4.500%	08/01/2018 08/01/2041	-		12,917,201	13,796,354
4.000%	07/01/2018 02/01/2044	-		13,665,874	14,267,605
3.500%	10/01/2025 01/01/2044	-		12,255,242	12,491,842
3.433%	06/01/2041		#	100,956	107,289
3.000%	03/01/2027 10/01/2043	-		14,947,688	14,680,759
2.683%	01/01/2042		#	256,393	269,144
2.508%	01/01/2037		#	43,754	46,384
2.500%	08/01/2027 07/01/2043	-		5,055,073	5,052,152
2.462%	10/01/2043		#	776,573	789,514
2.140%	08/01/2043		#	872,315	876,729
Federal Home Loan Mortgage Corp. TBA
4.500%	04/15/2044			700,000	746,375

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
4.000%	05/15/2029 05/15/2044	-		$2,100,000	$2,125,137
3.500%	05/15/2029 04/15/2044	-		5,600,000	5,609,578
3.000%	04/15/2029 04/15/2044	-		6,100,000	6,024,680
2.500%	04/15/2029			3,700,000	3,699,422
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		19,786	21,540
7.000%	03/01/2030 04/01/2038	-		695,430	769,566
6.500%	02/01/2017 10/01/2039	-		1,528,763	1,721,152
6.000%	06/01/2016 11/01/2039	-		4,702,007	5,254,050
5.500%	01/01/2018 05/01/2040	-		10,141,663	11,226,263
5.000%	03/01/2018 05/01/2041	-		10,656,313	11,640,054
4.500%	03/01/2018 11/01/2041	-		19,207,933	20,538,437
4.000%	08/01/2018 05/01/2042	-		21,559,353	22,541,039
3.592%	08/01/2040		#	159,376	168,550
3.589%	05/01/2041		#	226,508	240,055
3.500%	10/01/2025 02/01/2044	-		23,645,404	24,061,914
3.478%	02/01/2041		#	107,580	112,500
3.247%	07/01/2040		#	315,276	337,416
3.120%	06/01/2040		#	128,857	137,162
3.000%	07/01/2027 11/01/2043	-		23,410,092	22,926,096
2.942%	05/01/2042		#	290,352	296,782
2.828%	01/01/2042		#	492,083	509,782
2.721%	12/01/2043		#	94,568	97,493
2.624%	01/01/2037		#	321,933	344,346
2.560%	05/01/2035		#	183,411	194,307
2.500%	08/01/2027 07/01/2033	-		4,738,512	4,737,741
2.451%	02/01/2037		#	79,206	85,350
2.442%	05/01/2035		#	332,788	354,645
2.392%	10/01/2035		#	430,621	456,765
2.264%	03/01/2037		#	1,478,052	1,571,447
Federal National Mortgage Association TBA
5.000%	04/25/2044			1,700,000	1,837,985
4.500%	05/25/2029 04/25/2044	-		1,300,000	1,394,016
4.000%	03/25/2029 04/25/2044	-		8,890,000	9,234,638
3.500%	04/25/2029 05/25/2044	-		11,000,000	11,114,125
3.000%	04/25/2029 05/25/2044	-		13,900,000	13,723,124
2.500%	04/25/2029 04/25/2044	-		8,900,000	8,828,364
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		267,003	324,203
6.500%	03/15/2026 01/15/2039	-		999,020	1,132,627
6.000%	02/15/2033 12/15/2039	-		2,175,528	2,458,059

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
5.500%	01/15/2024 07/20/2040	-		$3,924,289	$4,373,223
5.000%	05/15/2033 11/20/2043	-		9,816,112	10,776,894
4.500%	04/20/2026 05/20/2043	-		13,829,420	14,967,975
4.000%	08/15/2024 03/20/2042	-		9,824,332	10,362,245
3.500%	12/15/2025 04/20/2043	-		13,800,683	14,131,424
3.500%	12/20/2040 05/20/2041	-	#	1,158,987	1,220,682
3.000%	02/20/2041 07/20/2042	-	#	1,539,662	1,603,181
3.000%	04/15/2027 10/20/2043	-		8,479,327	8,424,957
2.500%	12/20/2027 07/20/2043	-		1,374,334	1,362,423
2.500%	12/20/2040 11/20/2043	-	#	728,168	751,530
2.000%	10/20/2042 06/20/2043	-	#	681,516	709,545
1.625%	11/20/2040		#	282,772	295,055
Government National Mortgage Association TBA
4.500%	03/15/2044 05/15/2044	-		2,600,000	2,799,891
4.000%	04/15/2044			8,200,000	8,619,484
3.500%	04/15/2044			10,400,000	10,615,937
3.000%	04/15/2044			11,300,000	11,114,609
2.500%	04/15/2044 05/15/2044	-		100,000	94,515

					386,374,476

TOTAL MORTGAGE-BACKED SECURITIES (Cost $403,700,690)					409,802,984

U.S. TREASURY OBLIGATIONS—34.6%
U.S. Treasury Bonds—4.8%
U.S. Treasury Bond
9.875%	11/15/2015			2,470,000	2,853,959
9.125%	05/15/2018			1,060,000	1,391,043
8.750%	05/15/2017 08/15/2020	-		795,000	1,089,158
8.500%	02/15/2020			451,000	615,791
8.125%	08/15/2019 05/15/2021	-		545,000	736,105
8.000%	11/15/2021			920,000	1,283,400
7.625%	11/15/2022			250,000	350,117
7.500%	11/15/2016			800,000	941,125
7.250%	05/15/2016			577,000	659,312
6.750%	08/15/2026			500,000	700,469
6.625%	02/15/2027			300,000	418,195
6.500%	11/15/2026			920,000	1,267,444
6.375%	08/15/2027			480,000	658,875
6.250%	08/15/2023			1,075,000	1,403,715
6.125%	11/15/2027 08/15/2029	-		812,000	1,100,506
6.000%	02/15/2026			1,365,000	1,795,401
5.500%	08/15/2028			410,000	524,640
5.375%	02/15/2031			750,000	959,766
5.250%	11/15/2028 02/15/2029	-		2,560,000	3,203,598
5.000%	05/15/2037			500,000	628,203

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.750%	02/15/2037 02/15/2041	-		$2,413,000	$2,948,846
4.625%	02/15/2040			1,470,000	1,762,852
4.500%	02/15/2036 05/15/2038	-		1,154,000	1,354,896
4.375%	11/15/2039 05/15/2041	-		4,450,000	5,141,532
4.250%	05/15/2039 11/15/2040	-		2,314,000	2,621,762
3.875%	08/15/2040			1,730,000	1,844,612
3.750%	08/15/2041 11/15/2043	-		3,790,000	3,931,751
3.625%	08/15/2043 02/15/2044	-		3,500,000	3,542,016
3.500%	02/15/2039			1,089,000	1,092,914
3.125%	11/15/2041 02/15/2043	-		8,680,000	8,024,255
3.000%	05/15/2042			1,581,000	1,425,741
2.875%	05/15/2043			3,175,000	2,771,677
2.750%	08/15/2042 11/15/2042	-		5,573,000	4,753,498

					63,797,174

U.S. Treasury Notes—29.8%
U.S. Treasury Note
5.125%	05/15/2016			330,000	362,381
4.875%	08/15/2016			1,050,000	1,155,902
4.750%	08/15/2017			529,000	593,306
4.625%	11/15/2016			1,520,000	1,674,613
4.500%	02/15/2016			1,360,000	1,465,241
4.250%	08/15/2015 11/15/2017	-		2,530,000	2,703,757
4.125%	05/15/2015			1,070,000	1,117,523
3.875%	05/15/2018			750,000	824,854
3.625%	08/15/2019 02/15/2021	-		6,900,000	7,517,953
3.500%	02/15/2018 05/15/2020	-		2,991,000	3,238,634
3.250%	05/31/2016 03/31/2017	-		6,842,000	7,287,158
3.125%	10/31/2016 05/15/2021	-		10,083,000	10,693,854
3.000%	08/31/2016 02/28/2017	-		4,947,000	5,239,849
2.875%	03/31/2018			1,060,000	1,122,689
2.750%	11/30/2016 11/15/2023	-		11,792,000	12,211,732
2.750%	02/15/2024		†	2,050,000	2,054,645
2.625%	04/30/2016 11/15/2020	-		11,777,000	12,164,448
2.625%	02/29/2016		†	575,000	599,527
2.500%	06/30/2017 08/15/2023	-		6,320,000	6,321,789
2.375%	03/31/2016 12/31/2020	-		7,729,000	7,980,399
2.250%	03/31/2016 03/31/2021	-		5,180,000	5,277,279
2.125%	05/31/2015 08/15/2021	-		9,515,000	9,628,914
2.000%	01/31/2016 02/15/2023	-		21,173,000	20,934,233
1.875%	06/30/2015 06/30/2020	-		13,971,000	14,218,114

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
1.750%	07/31/2015 05/15/2023	-		$14,143,000	$13,629,414
1.625%	03/31/2019 11/15/2022	-		8,069,000	7,686,500
1.500%	06/30/2016 03/31/2019	-		16,357,000	16,366,830
1.375%	11/30/2015 05/31/2020	-		22,106,000	21,772,361
1.250%	08/31/2015 02/29/2020	-		17,579,000	17,468,834
1.125%	05/31/2019 04/30/2020	-		7,480,000	7,127,047
1.000%	08/31/2016 11/30/2019	-		23,648,000	23,351,249
0.875%	09/15/2016 07/31/2019	-		24,847,000	24,686,210
0.750%	01/15/2017 03/31/2018	-		20,185,000	19,900,270
0.625%	07/15/2016 04/30/2018	-		30,695,000	30,346,091
0.500%	06/15/2016 07/31/2017	-		5,500,000	5,450,821
0.375%	02/15/2016		†	2,500,000	2,500,148
0.375%	06/15/2015 03/31/2016	-		23,680,000	23,712,849
0.250%	05/15/2015 05/15/2016	-		42,838,000	42,827,304
0.125%	04/30/2015			1,000,000	999,883

					394,214,605

TOTAL U.S. TREASURY OBLIGATIONS (Cost $461,787,809)					458,011,779

GOVERNMENT RELATED OBLIGATIONS—9.4%
U.S. Government Agencies—3.7%
Federal Farm Credit Bank
4.875%	12/16/2015			1,245,000	1,340,831
0.730%	08/15/2016			100,000	100,007
0.540%	11/07/2016			300,000	298,074
Federal Home Loan Bank
5.500%	07/15/2036			500,000	612,764
4.875%	09/08/2017			1,250,000	1,399,695
4.750%	12/16/2016			1,000,000	1,104,642
2.875%	06/12/2015			900,000	928,867
1.625%	06/14/2019		†	1,000,000	983,255
1.250%	02/28/2018			300,000	297,428
0.375%	06/24/2016			500,000	498,234
Federal Home Loan Bank, Series 1
1.000%	06/21/2017			1,500,000	1,497,580
Federal Home Loan Bank, Series 656
5.375%	05/18/2016			900,000	993,367
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032			650,000	870,200
5.500%	07/18/2016			1,000,000	1,113,298
5.125%	11/17/2017			800,000	910,400
4.875%	06/13/2018			1,000,000	1,138,907
4.750%	11/17/2015			1,000,000	1,072,312
4.500%	01/15/2015			350,000	361,749
4.375%	07/17/2015			1,400,000	1,475,386
3.750%	03/27/2019			500,000	546,000
2.375%	01/13/2022			1,000,000	981,215
2.000%	08/25/2016			1,500,000	1,549,611
1.375%	05/01/2020			1,000,000	954,309

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.250%	05/12/2017 08/01/2019	-		$2,000,000	$1,971,689
1.250%	10/02/2019		†	1,000,000	959,072
1.200%	06/12/2018			200,000	195,727
0.700%	09/27/2016			280,000	279,841
0.500%	04/17/2015 01/28/2016	-		1,300,000	1,303,503
0.420%	09/18/2015			700,000	701,133
Federal National Mortgage Association
7.250%	05/15/2030			400,000	578,203
6.625%	11/15/2030			500,000	688,955
6.250%	05/15/2029			740,000	975,628
6.000%	04/18/2036			250,000	274,000
5.000%	04/15/2015 05/11/2017	-		2,550,000	2,759,675
4.375%	10/15/2015			1,000,000	1,062,646
2.375%	07/28/2015			1,000,000	1,028,638
1.875%	09/18/2018			2,000,000	2,021,878
1.250%	09/28/2016 01/30/2017	-		1,000,000	1,013,246
1.125%	04/27/2017		†	1,000,000	1,005,773
1.070%	09/27/2017			500,000	496,097
1.000%	12/28/2017 02/15/2018	-		970,000	951,569
0.950%	08/23/2017			750,000	743,641
0.520%	05/27/2016			500,000	499,663
0.500%	07/02/2015 04/29/2016	-		1,685,000	1,687,905
0.375%	07/05/2016			1,000,000	996,685
0.000%	06/01/2017			400,000	383,740
Federal National Mortgage Association, Series 1
1.000%	04/30/2018			500,000	487,316
0.500%	09/28/2015			1,000,000	1,003,953
Financing Corp. Fico
8.600%	09/26/2019			500,000	655,065
Financing Corp. Fico, Series E
9.650%	11/02/2018			500,000	671,938
Israel Government AID Bond (Israel)
5.500%	04/26/2024			350,000	417,354
Tennessee Valley Authority
5.250%	09/15/2039			500,000	568,279
Tennessee Valley Authority, Series E
6.250%	12/15/2017			1,200,000	1,409,406

					48,820,349

Non-U.S. Government Agencies—1.4%
Export Development Canada (Canada)
2.250%	05/28/2015			300,000	306,855
0.625%	12/15/2016			350,000	348,052
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022			400,000	449,750
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018			350,000	348,114
0.625%	04/18/2016			400,000	400,787
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016			400,000	414,691
1.750%	07/31/2018			500,000	499,328
Japan Bank for International Cooperation, Series DTC (Japan)
1.125%	07/19/2017			500,000	498,617
KFW (Germany)
4.875%	01/17/2017			500,000	554,701
4.500%	07/16/2018			500,000	559,986

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
4.000%	01/27/2020			$300,000	$329,109
2.125%	01/17/2023			500,000	471,729
2.000%	10/04/2022			500,000	470,487
1.250%	02/15/2017			400,000	403,572
0.750%	03/17/2017			500,000	497,032
0.625%	04/24/2015			1,000,000	1,006,254
0.625%	12/15/2016	†		350,000	348,171
KFW MTN (Germany)
4.375%	03/15/2018			500,000	556,369
2.750%	09/08/2020- 10/01/2020			1,000,000	1,020,474
0.500%	04/19/2016			500,000	500,054
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017			300,000	321,405
3.750%	01/22/2024			750,000	760,796
Korea Finance Corp. (Korea, Republic of)
2.875%	08/22/2018			350,000	359,641
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017			300,000	334,912
1.750%	04/15/2019			250,000	248,297
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015			750,000	804,332
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016			300,000	308,927
1.625%	03/12/2019			350,000	345,864
Pemex Project Funding Master Trust
6.625%	06/15/2035			500,000	557,500
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018			250,000	292,530
6.750%	01/27/2041			300,000	292,225
6.125%	10/06/2016			500,000	540,610
5.375%	01/27/2021			600,000	609,793
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019			250,000	306,250
5.500%	01/21/2021- 06/27/2044			900,000	936,750
4.875%	01/18/2024		^	500,000	517,500
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017			500,000	558,184

					18,079,648

Sovereign Debt—1.4%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040			260,000	294,775
10.125%	05/15/2027			435,000	661,200
8.875%	04/15/2024			400,000	540,000
7.125%	01/20/2037			460,000	553,725
5.875%	01/15/2019			500,000	565,000
4.875%	01/22/2021			200,000	213,600
Chile Government International Bond (Chile)
3.875%	08/05/2020			500,000	533,750
Colombia Government International Bond (Colombia)
11.750%	02/25/2020			200,000	290,000
8.125%	05/21/2024			200,000	261,000
7.375%	09/18/2037			200,000	257,500
Israel Government International Bond (Israel)
4.000%	06/30/2022			400,000	419,600
Mexico Government International Bond (Mexico)
6.050%	01/11/2040			500,000	571,250
3.625%	03/15/2022			300,000	301,050
Mexico Government International Bond MTN (Mexico)
4.750%	03/08/2044			200,000	191,000

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
3.500%	01/21/2021		$500,000	$507,500
Panama Government International Bond (Panama)
6.700%	01/26/2036		288,000	339,840
5.200%	01/30/2020		300,000	333,600
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	516,500
6.550%	03/14/2037	†	500,000	603,750
Philippine Government International Bond (Philippines)
10.625%	03/16/2025		600,000	936,750
9.500%	02/02/2030		400,000	624,000
9.375%	01/18/2017		200,000	244,200
6.500%	01/20/2020		300,000	357,000
5.000%	01/13/2037		500,000	546,875
Poland Government International Bond (Poland)
6.375%	07/15/2019		500,000	587,875
5.125%	04/21/2021		300,000	332,025
3.875%	07/16/2015		300,000	312,750
Republic of Colombia (Colombia)
5.625%	02/26/2044		500,000	524,500
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	193,580
Republic of Italy (Italy)
6.875%	09/27/2023		450,000	550,215
5.375%	06/15/2033		300,000	331,897
Republic of Korea (Korea, Republic of)
3.875%	09/11/2023		250,000	263,125
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	578,750
State of Israel (Israel)
5.500%	11/09/2016		300,000	335,850
Turkey Government International Bond (Turkey)
8.000%	02/14/2034		600,000	729,000
7.000%	09/26/2016		200,000	219,960
4.875%	04/16/2043		1,000,000	855,000
3.250%	03/23/2023		800,000	702,600
United Mexican States (Mexico)
8.125%	12/30/2019	†	750,000	1,012,500
United Mexican States MTN (Mexico)
8.300%	08/15/2031		200,000	280,500
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022		330,815	420,962
4.125%	11/20/2045		200,000	163,500

				19,058,054

Supranational—1.5%
African Development Bank
0.750%	10/18/2016		830,000	832,224
African Development Bank, Series GDIF
1.250%	09/02/2016		400,000	405,025
Asian Development Bank MTN
2.500%	03/15/2016	†	400,000	415,602
1.750%	09/11/2018		500,000	502,960
1.375%	03/23/2020		300,000	286,390
1.125%	03/15/2017		500,000	502,333
Corp. Andina de Fomento
3.750%	01/15/2016		300,000	314,248
Council Of Europe Development Bank MTN
1.500%	02/22/2017		400,000	405,514
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016		500,000	519,304
1.000%	02/16/2017		500,000	501,039

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
European Investment Bank
5.125%	09/13/2016 05/30/2017	-		$1,000,000	$1,115,356
4.875%	02/16/2016 01/17/2017	-		800,000	876,242
2.875%	09/15/2020		†	500,000	514,039
2.500%	04/15/2021			500,000	497,737
1.875%	03/15/2019			500,000	498,636
1.750%	03/15/2017			500,000	511,508
1.125%	04/15/2015 09/15/2017	-		1,200,000	1,204,840
1.000%	03/15/2018 06/15/2018	-		900,000	881,418
European Investment Bank MTN
1.625%	09/01/2015 12/18/2018	-	†	1,700,000	1,705,918
Inter-American Development Bank
3.000%	02/21/2024			250,000	250,978
2.250%	07/15/2015		†	200,000	205,006
1.750%	08/24/2018		†	400,000	401,748
1.375%	10/18/2016			300,000	304,435
1.125%	03/15/2017			500,000	502,084
Inter-American Development Bank MTN
3.875%	02/14/2020			400,000	437,448
0.875%	11/15/2016			500,000	501,404
International Bank for Reconstruction & Development
2.375%	05/26/2015			200,000	204,981
2.125%	03/15/2016		†	500,000	516,281
1.125%	07/18/2017			750,000	750,854
0.875%	04/17/2017		†	700,000	698,743
International Bank for Reconstruction & Development, Series GDIF
1.875%	03/15/2019			500,000	501,289
0.500%	05/16/2016		†	500,000	499,743
International Finance Corp.
0.625%	11/15/2016			650,000	646,723
International Finance Corp. MTN
2.125%	11/17/2017			500,000	513,760
Nordic Investment Bank
2.500%	07/15/2015			500,000	514,183

					19,939,993

U.S. Municipal Bonds—1.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050			200,000	262,452
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049			400,000	515,924
California General Obligation Bonds (California)
7.550%	04/01/2039			500,000	695,240
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034			400,000	518,048
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044			350,000	357,210
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028			400,000	405,320
City of New York General Obligation Bonds (New York)
5.846%	06/01/2040			200,000	235,938

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037	$100,000	$112,520
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	400,000	433,752
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048	300,000	324,933
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042	200,000	239,306
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	347,403
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	345,561
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	200,000	201,172
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	500,000	493,965
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	234,450
5.750%	07/01/2034	300,000	351,798
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	331,872
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	377,964
6.548%	11/15/2031	200,000	245,600
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	340,065
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	254,998
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016	25,000	25,711
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	679,890
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	357,231
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	233,040
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	234,032
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	324,564
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	232,834

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	$300,000	$355,788
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	308,688
4.458%	10/01/2062	200,000	187,518
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040	200,000	239,478
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040	600,000	838,122
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	233,922
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	330,378
State of Illinois General Obligation Bonds, Series 2011 (Illinois)
4.961%	03/01/2016	300,000	321,081
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040	300,000	319,740
State of Utah, Series 2010 B (Utah)
3.539%	07/01/2025	300,000	304,359
University of California Revenue Bonds, Series 2009 (California)
5.770%	05/15/2043	200,000	234,324
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048	300,000	370,662
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019	300,000	294,543

			14,051,396

Non-U.S. Regional Authority Bonds—0.3%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	341,759
Province of British Columbia (Canada)
2.850%	06/15/2015	200,000	206,193
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	500,000	553,031
Province of Nova Scotia (Canada)
2.375%	07/21/2015	300,000	307,344
Province of Ontario (Canada)
5.450%	04/27/2016	1,000,000	1,099,735
4.400%	04/14/2020	200,000	221,194
2.700%	06/16/2015	200,000	205,725
1.200%	02/14/2018	400,000	394,707
Province of Quebec (Canada)
4.600%	05/26/2015	500,000	524,353
2.750%	08/25/2021	300,000	295,041
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	99,691

			4,248,773

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $121,998,351)			124,198,213

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—0.5%
Automobiles—0.3%
Ally Auto Receivables Trust Series 2012-4, Class A3
0.590%	01/17/2017		$450,000	$450,630
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3
0.900%	09/10/2018		500,000	501,344
Capital Auto Receivables Asset Trust Series 2013-4, Class A3
1.090%	03/20/2018		480,000	479,495
Carmax Auto Owner Trust Series 2014-1, Class A3
0.790%	10/15/2018		250,000	249,266
Ford Credit Auto Owner Trust Series 2013-C, Class A4
1.250%	10/15/2018		500,000	503,281
Ford Credit Auto Owner Trust Series 2012-A, Class A4
1.150%	06/15/2017		500,000	504,377
Honda Auto Receivables Owner Trust Series 2013-4, Class A4
1.040%	02/18/2020		300,000	300,390
Nissan Auto Receivables Owner Trust Series 2012-A, Class A4
1.000%	07/16/2018		450,000	453,157

				3,441,940

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,714,143
Chase Issuance Trust Series 2012-A8, Class A8
0.540%	10/16/2017		200,000	200,036
Citibank Credit Card Issuance Trust Series 2005-A5, Class A5
4.550%	06/20/2017		500,000	524,921

				2,439,100

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		400,000	423,535

TOTAL ASSET-BACKED SECURITIES (Cost $6,315,153)				6,304,575

			Shares	Value
MONEY MARKET FUNDS—9.8%
Institutional Money Market Funds—9.8%
Dreyfus Institutional Cash Advantage Fund, 0.05%		††¥	2,000,000	2,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%			¥116,653,206	116,653,206
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		††¥	2,353,491	2,353,491
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%		††¥	2,530,000	2,530,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	2,000,000	$2,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	2,000,000	2,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	2,000,000	2,000,000

TOTAL MONEY MARKET FUNDS (Cost $129,536,697)			129,536,697

TOTAL INVESTMENTS—108.8% (Cost $1,425,977,475)			1,440,602,047
Other assets less liabilities—(8.8%)			(116,991,982)

NET ASSETS—100.0%			$1,323,610,065

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $2,462,430, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—98.6%
Aerospace & Defense—2.7%
Boeing Co. (The)		26,033	$3,266,881
General Dynamics Corp.		12,325	1,342,439
Honeywell International, Inc.		29,532	2,739,388
L-3 Communications Holdings, Inc.		3,483	411,517
Lockheed Martin Corp.		10,105	1,649,540
Northrop Grumman Corp.		8,216	1,013,690
Precision Castparts Corp.		5,530	1,397,763
Raytheon Co.		11,972	1,182,714
Rockwell Collins, Inc.		5,306	422,729
Textron, Inc.		10,583	415,806
United Technologies Corp.		31,796	3,715,045

			17,557,512

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		5,358	280,706
Expeditors International of Washington, Inc.		8,169	323,737
FedEx Corp.		10,531	1,395,989
United Parcel Service, Inc., Class B		27,113	2,640,264

			4,640,696

Airlines—0.3%
Delta Air Lines, Inc.		32,922	1,140,747
Southwest Airlines Co.		27,222	642,712

			1,783,459

Auto Components—0.4%
BorgWarner, Inc.		8,344	512,906
Delphi Automotive plc (United Kingdom)		10,440	708,458
Goodyear Tire & Rubber Co. (The)		9,204	240,500
Johnson Controls, Inc.		25,758	1,218,869

			2,680,733

Automobiles—0.7%
Ford Motor Co.		148,344	2,314,167
General Motors Co.		48,979	1,685,857
Harley-Davidson, Inc.		8,600	572,846

			4,572,870

Banks—6.2%
Bank of America Corp.		402,165	6,917,238
BB&T Corp.		26,736	1,073,985
Citigroup, Inc.		114,330	5,442,108
Comerica, Inc.		7,037	364,516
Fifth Third Bancorp		32,276	740,734
Huntington Bancshares, Inc./Ohio		31,006	309,130
JPMorgan Chase & Co.		143,548	8,714,799
KeyCorp		35,171	500,835
M&T Bank Corp.		4,943	599,586
PNC Financial Services Group, Inc. (The)		20,280	1,764,360
Regions Financial Corp.		50,540	561,499
SunTrust Banks, Inc.		20,458	814,024
U.S. Bancorp/Minnesota		68,737	2,946,068
Wells Fargo & Co.		180,786	8,992,296
Zions Bancorporation		6,864	212,647

			39,953,825

Beverages—2.1%
Beam, Inc.		6,052	504,132
Brown-Forman Corp., Class B		6,092	546,391
Coca-Cola Co. (The)		143,147	5,534,063
Coca-Cola Enterprises, Inc.		9,508	454,102
Constellation Brands, Inc., Class A	*	6,270	532,762
Dr. Pepper Snapple Group, Inc.		7,761	422,664
Molson Coors Brewing Co., Class B		5,785	340,505

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Monster Beverage Corp.	*	5,046	$350,445
PepsiCo, Inc.		57,789	4,825,381

			13,510,445

Biotechnology—2.4%
Alexion Pharmaceuticals, Inc.	*	7,460	1,134,890
Amgen, Inc.		28,402	3,503,103
Biogen Idec, Inc.	*	8,893	2,720,102
Celgene Corp.	*	15,504	2,164,358
Gilead Sciences, Inc.	*	58,311	4,131,917
Regeneron Pharmaceuticals, Inc.	*	2,940	882,823
Vertex Pharmaceuticals, Inc.	*	8,829	624,387

			15,161,580

Building Products—0.1%
Allegion plc (Ireland)		3,566	186,038
Masco Corp.		13,673	303,678

			489,716

Capital Markets—2.1%
Ameriprise Financial, Inc.		7,438	818,701
Bank of New York Mellon Corp. (The)		43,087	1,520,540
BlackRock, Inc.		4,838	1,521,454
Charles Schwab Corp. (The)		43,476	1,188,199
E*TRADE Financial Corp.	*	10,643	245,002
Franklin Resources, Inc.		15,269	827,274
Goldman Sachs Group, Inc. (The)		15,861	2,598,825
Invesco Ltd.		17,068	631,516
Legg Mason, Inc.		3,941	193,266
Morgan Stanley		52,787	1,645,371
Northern Trust Corp.		8,341	546,836
State Street Corp.		16,447	1,143,889
T. Rowe Price Group, Inc.		10,071	829,347

			13,710,220

Chemicals—2.6%
Air Products & Chemicals, Inc.		8,133	968,152
Airgas, Inc.		2,476	263,719
CF Industries Holdings, Inc.		2,202	573,929
Dow Chemical Co. (The)		45,605	2,215,947
E.I. Du Pont de Nemours & Co.		34,829	2,337,026
Eastman Chemical Co.		5,721	493,207
Ecolab, Inc.		10,439	1,127,308
FMC Corp.		4,901	375,221
International Flavors & Fragrances, Inc.		2,957	282,896
LyondellBasell Industries NV, Class A		16,391	1,457,816
Monsanto Co.		19,917	2,265,957
Mosaic Co. (The)		12,896	644,800
PPG Industries, Inc.		5,316	1,028,433
Praxair, Inc.		11,044	1,446,433
Sherwin-Williams Co. (The)		3,242	639,095
Sigma-Aldrich Corp.		4,432	413,860

			16,533,799

Commercial Services & Supplies—0.5%
ADT Corp. (The)	†	6,539	195,843
Cintas Corp.		3,464	206,489
Iron Mountain, Inc.		6,801	187,504
Pitney Bowes, Inc.		8,116	210,935
Republic Services, Inc.		9,911	338,560
Stericycle, Inc.	*	3,415	388,012
Tyco International Ltd. (Switzerland)		17,600	746,240
Waste Management, Inc.		16,261	684,100

			2,957,683

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—1.7%
Cisco Systems, Inc.		195,271	$4,376,023
F5 Networks, Inc.	*	2,840	302,829
Harris Corp.		4,033	295,054
Juniper Networks, Inc.	*	19,565	503,994
Motorola Solutions, Inc.		8,468	544,408
QUALCOMM, Inc.		63,668	5,020,859

			11,043,167

Construction & Engineering—0.2%
Fluor Corp.		6,056	470,733
Jacobs Engineering Group, Inc.	*	5,135	326,072
Quanta Services, Inc.	*	8,631	318,484

			1,115,289

Construction Materials—0.1%
Vulcan Materials Co.		5,181	344,277

Consumer Finance—1.0%
American Express Co.		34,686	3,122,781
Capital One Financial Corp.		21,645	1,670,128
Discover Financial Services		17,933	1,043,521
SLM Corp.		16,252	397,849

			6,234,279

Containers & Packaging—0.2%
Avery Dennison Corp.		3,890	197,106
Ball Corp.		5,244	287,424
Bemis Co., Inc.		3,884	152,408
MeadWestvaco Corp.		6,883	259,076
Owens-Illinois, Inc.*		6,064	205,145
Sealed Air Corp.		7,825	257,208

			1,358,367

Distributors—0.1%
Genuine Parts Co.		5,743	498,780

Diversified Consumer Services—0.1%
Graham Holdings Co., Class B		183	128,786
H&R Block, Inc.		10,285	310,504

			439,290

Diversified Financial Services—1.9%
Berkshire Hathaway, Inc., Class B	*	68,240	8,527,953
CME Group, Inc.		11,943	883,901
IntercontinentalExchange Group, Inc.		4,360	862,539
Leucadia National Corp.		11,523	322,644
McGraw Hill Financial, Inc.		10,390	792,757
Moody’s Corp.		7,180	569,518
NASDAQ OMX Group, Inc. (The)		4,812	177,755

			12,137,067

Diversified Telecommunication Services—2.4%
AT&T, Inc.		197,378	6,922,046
CenturyLink, Inc.	†	22,525	739,721
Frontier Communications Corp.	†	37,781	215,352
Verizon Communications, Inc.		156,980	7,467,539
Windstream Holdings, Inc.	†	24,372	200,825

			15,545,483

Electric Utilities—1.7%
American Electric Power Co., Inc.		18,722	948,456
Duke Energy Corp.		26,936	1,918,382
Edison International		12,387	701,228
Entergy Corp.		7,068	472,496
Exelon Corp.		32,942	1,105,534
FirstEnergy Corp.		15,565	529,677

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NextEra Energy, Inc.		16,165	$1,545,697
Northeast Utilities		11,820	537,810
Pepco Holdings, Inc.		8,900	182,272
Pinnacle West Capital Corp.		4,394	240,176
PPL Corp.		24,462	810,671
Southern Co. (The)		33,082	1,453,623
Xcel Energy, Inc.		18,875	573,045

			11,019,067

Electrical Equipment—0.7%
AMETEK, Inc.		9,582	493,377
Eaton Corp. plc (Ireland)		17,849	1,340,817
Emerson Electric Co.		26,442	1,766,326
Rockwell Automation, Inc.		5,119	637,571
Roper Industries, Inc.		3,816	509,474

			4,747,565

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp., Class A		6,116	560,531
Corning, Inc.		52,772	1,098,713
FLIR Systems, Inc.		5,744	206,784
Jabil Circuit, Inc.		7,681	138,258
TE Connectivity Ltd. (Switzerland)		15,500	933,255

			2,937,541

Energy Equipment & Services—1.9%
Baker Hughes, Inc.		17,053	1,108,786
Cameron International Corp.	*	8,218	507,626
Diamond Offshore Drilling, Inc.	†	2,523	123,022
Ensco plc, Class A (United Kingdom)		8,655	456,811
FMC Technologies, Inc.	*	8,759	458,008
Halliburton Co.		31,869	1,876,765
Helmerich & Payne, Inc.		4,270	459,281
Nabors Industries Ltd. (Bermuda)		9,142	225,350
National Oilwell Varco, Inc.		16,048	1,249,658
Noble Corp. plc (United Kingdom)		9,233	302,288
Rowan Cos. plc, Class A	*	4,737	159,542
Schlumberger Ltd.		49,627	4,838,633
Transocean Ltd. (Switzerland)	†	13,175	544,655

			12,310,425

Food & Staples Retailing—2.3%
Costco Wholesale Corp.		16,671	1,861,817
CVS Caremark Corp.		44,814	3,354,776
Kroger Co. (The)		20,092	877,016
Safeway, Inc.		9,150	338,001
Sysco Corp.		21,982	794,210
Walgreen Co.		32,747	2,162,284
Wal-Mart Stores, Inc.		60,963	4,659,402
Whole Foods Market, Inc.		14,453	732,912

			14,780,418

Food Products—1.6%
Archer-Daniels-Midland Co.		24,576	1,066,353
Campbell Soup Co.	†	7,028	315,417
ConAgra Foods, Inc.		16,444	510,257
General Mills, Inc.		24,103	1,249,017
Hershey Co. (The)		5,760	601,344
Hormel Foods Corp.		5,329	262,560
J.M. Smucker Co. (The)		4,032	392,072
Kellogg Co.		9,534	597,877
Keurig Green Mountain, Inc.		4,896	516,969
Kraft Foods Group, Inc.		22,392	1,256,191
McCormick & Co., Inc. (Non-Voting Shares)		5,067	363,506

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mead Johnson Nutrition Co.		7,597	$631,615
Mondelez International, Inc., Class A		64,479	2,227,749
Tyson Foods, Inc., Class A		10,122	445,469

			10,436,396

Gas Utilities—0.0%
AGL Resources, Inc.		4,393	215,081

Health Care Equipment & Supplies—2.1%
Abbott Laboratories		58,574	2,255,685
Baxter International, Inc.		20,363	1,498,309
Becton Dickinson and Co.		7,236	847,191
Boston Scientific Corp.	*	49,396	667,834
C.R. Bard, Inc.		2,908	430,326
CareFusion Corp.	*	8,194	329,563
Covidien plc (Ireland)		17,243	1,270,119
DENTSPLY International, Inc.		4,925	226,747
Edwards Lifesciences Corp.	*	4,230	313,739
Intuitive Surgical, Inc.	*	1,447	633,771
Medtronic, Inc.		37,540	2,310,212
St. Jude Medical, Inc.		10,758	703,466
Stryker Corp.		11,345	924,277
Varian Medical Systems, Inc.	*	4,052	340,327
Zimmer Holdings, Inc.		6,363	601,813

			13,353,379

Health Care Providers & Services—2.1%
Aetna, Inc.		14,139	1,060,001
AmerisourceBergen Corp.		9,001	590,376
Cardinal Health, Inc.		12,754	892,525
Cigna Corp.		10,620	889,213
DaVita HealthCare Partners, Inc.	*	6,591	453,790
Express Scripts Holding Co.	*	29,417	2,208,923
Humana, Inc.		5,809	654,790
Laboratory Corp. of America Holdings	*	3,185	312,799
McKesson Corp.		8,751	1,545,164
Patterson Cos., Inc.		3,274	136,722
Quest Diagnostics, Inc.	†	5,111	296,029
Tenet Healthcare Corp.	*	3,509	150,220
UnitedHealth Group, Inc.		37,498	3,074,461
WellPoint, Inc.		10,707	1,065,882

			13,330,895

Health Care Technology—0.1%
Cerner Corp.	*	11,005	619,031

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.		16,509	625,031
Chipotle Mexican Grill, Inc.	*	1,166	662,346
Darden Restaurants, Inc.		4,696	238,369
International Game Technology		9,854	138,547
Marriott International, Inc., Class A		8,867	496,729
McDonald’s Corp.		37,476	3,673,772
Starbucks Corp.		28,331	2,078,929
Starwood Hotels & Resorts Worldwide, Inc.		7,189	572,245
Wyndham Worldwide Corp.		4,843	354,653
Wynn Resorts Ltd.		3,091	686,666
Yum! Brands, Inc.		16,693	1,258,485

			10,785,772

Household Durables—0.4%
D.R. Horton, Inc.		11,310	244,861
Garmin Ltd. (Switzerland)	†	4,380	242,039
Harman International Industries, Inc.		2,472	263,021
Leggett & Platt, Inc.		5,707	186,276

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lennar Corp., Class A	†	6,110	$242,078
Mohawk Industries, Inc.	*	2,173	295,485
Newell Rubbermaid, Inc.		10,653	318,525
PulteGroup, Inc.		13,136	252,080
Whirlpool Corp.		2,902	433,733

			2,478,098

Household Products—1.9%
Clorox Co. (The)	†	4,832	425,264
Colgate-Palmolive Co.		33,043	2,143,499
Kimberly-Clark Corp.		14,330	1,579,883
Procter & Gamble Co. (The)		102,513	8,262,548

			12,411,194

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		24,364	347,918
NRG Energy, Inc.		11,799	375,208

			723,126

Industrial Conglomerates—2.3%
3M Co.		24,082	3,266,964
Danaher Corp.		22,523	1,689,225
General Electric Co.		380,329	9,846,718

			14,802,907

Insurance—2.8%
ACE Ltd. (Switzerland)		12,700	1,258,062
Aflac, Inc.		17,457	1,100,489
Allstate Corp. (The)		17,468	988,340
American International Group, Inc.		55,866	2,793,859
Aon plc (United Kingdom)		11,412	961,803
Assurant, Inc.		2,740	177,991
Chubb Corp. (The)		9,521	850,225
Cincinnati Financial Corp.		5,603	272,642
Genworth Financial, Inc., Class A	*	18,819	333,661
Hartford Financial Services Group, Inc. (The)		16,983	598,991
Lincoln National Corp.		10,227	518,202
Loews Corp.		11,798	519,702
Marsh & McLennan Cos., Inc.		20,498	1,010,551
MetLife, Inc.		42,153	2,225,678
Principal Financial Group, Inc.		10,602	487,586
Progressive Corp. (The)		21,341	516,879
Prudential Financial, Inc.		17,377	1,470,963
Torchmark Corp.		3,582	281,903
Travelers Cos., Inc. (The)		13,640	1,160,764
Unum Group		9,510	335,798
XL Group plc (Ireland)		10,982	343,188

			18,207,277

Internet & Catalog Retail—1.3%
Amazon.com, Inc.	*	14,102	4,745,605
Expedia, Inc.		3,751	271,948
Netflix, Inc.	*	2,213	779,042
priceline.com, Inc.	*	1,977	2,356,367
TripAdvisor, Inc.	*	4,094	370,875

			8,523,837

Internet Software & Services—3.1%
Akamai Technologies, Inc.	*	6,489	377,725
eBay, Inc.	*	43,834	2,421,390
Facebook, Inc., Class A	*	64,758	3,901,022
Google, Inc., Class A	*	10,701	11,926,372
VeriSign, Inc.	*	5,121	276,073

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yahoo!, Inc.	*	35,385	$1,270,321

			20,172,903

IT Services—3.5%
Accenture plc, Class A (Ireland)		24,053	1,917,505
Alliance Data Systems Corp.	*	2,016	549,259
Automatic Data Processing, Inc.		18,062	1,395,470
Cognizant Technology Solutions Corp., Class A	*	22,982	1,163,119
Computer Sciences Corp.		5,247	319,123
Fidelity National Information Services, Inc.		10,731	573,572
Fiserv, Inc.	*	9,586	543,430
International Business Machines Corp.		37,106	7,142,534
MasterCard, Inc., Class A		38,970	2,911,059
Paychex, Inc.		12,060	513,756
Teradata Corp.	*	5,909	290,664
Total System Services, Inc.		6,301	191,613
Visa, Inc., Class A		19,187	4,141,706
Western Union Co. (The)		21,283	348,190
Xerox Corp.		44,862	506,941

			22,507,941

Leisure Products—0.1%
Hasbro, Inc.		4,174	232,158
Mattel, Inc.		12,574	504,343

			736,501

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.		12,262	685,691
PerkinElmer, Inc.		4,587	206,690
Thermo Fisher Scientific, Inc.		14,890	1,790,374
Waters Corp.	*	3,137	340,082

			3,022,837

Machinery—1.7%
Caterpillar, Inc.		23,935	2,378,421
Cummins, Inc.		6,603	983,781
Deere & Co.		14,351	1,303,071
Dover Corp.		6,396	522,873
Flowserve Corp.		5,202	407,525
Illinois Tool Works, Inc.		14,817	1,205,066
Ingersoll-Rand plc (Ireland)		10,100	578,124
Joy Global, Inc.	†	4,192	243,136
PACCAR, Inc.		13,203	890,410
Pall Corp.		4,112	367,901
Parker Hannifin Corp.		5,761	689,649
Pentair Ltd. (Registered) (Switzerland)		7,664	608,062
Snap-on, Inc.		2,151	244,095
Stanley Black & Decker, Inc.		5,753	467,374
Xylem, Inc.		6,916	251,881

			11,141,369

Media—3.5%
Cablevision Systems Corp., Class A	†	8,537	144,019
CBS Corp. (Non-Voting Shares), Class B		20,938	1,293,968
Comcast Corp., Class A		98,216	4,912,764
DIRECTV	*	18,333	1,401,008
Discovery Communications, Inc., Class A	*	8,573	708,987
Gannett Co., Inc.		8,486	234,214
Interpublic Group of Cos., Inc. (The)		15,943	273,263
News Corp., Class A	*	18,229	313,903
Omnicom Group, Inc.		9,549	693,257
Scripps Networks Interactive, Inc., Class A		3,990	302,881
Time Warner Cable, Inc.		10,580	1,451,364

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Time Warner, Inc.		34,265	$2,238,533
Twenty-First Century Fox, Inc., Class A		74,390	2,378,248
Viacom, Inc., Class B		15,438	1,312,076
Walt Disney Co. (The)		61,593	4,931,752

			22,590,237

Metals & Mining—0.5%
Alcoa, Inc.		40,098	516,061
Allegheny Technologies, Inc.		4,521	170,351
Cliffs Natural Resources, Inc.	†	5,496	112,448
Freeport-McMoRan Copper & Gold, Inc.		38,932	1,287,481
Newmont Mining Corp.		18,427	431,929
Nucor Corp.		12,284	620,834
United States Steel Corp.	†	5,205	143,710

			3,282,814

Multiline Retail—0.7%
Dollar General Corp.	*	11,226	622,819
Dollar Tree, Inc.	*	7,689	401,212
Family Dollar Stores, Inc.		3,471	201,353
Kohl’s Corp.		7,884	447,811
Macy’s, Inc.		13,684	811,324
Nordstrom, Inc.		5,484	342,476
Target Corp.		23,708	1,434,571

			4,261,566

Multi-Utilities—1.2%
Ameren Corp.		8,947	368,616
CenterPoint Energy, Inc.		17,012	403,014
CMS Energy Corp.		9,624	281,791
Consolidated Edison, Inc.		11,135	597,393
Dominion Resources, Inc.		21,791	1,546,943
DTE Energy Co.		6,968	517,653
Integrys Energy Group, Inc.		2,985	178,055
NiSource, Inc.		12,358	439,080
PG&E Corp.		17,153	741,009
Public Service Enterprise Group, Inc.		19,277	735,225
SCANA Corp.		5,312	272,612
Sempra Energy		8,466	819,170
TECO Energy, Inc.	†	8,085	138,658
Wisconsin Energy Corp.		8,687	404,380

			7,443,599

Oil, Gas & Consumable Fuels—8.1%
Anadarko Petroleum Corp.		19,173	1,625,103
Apache Corp.		14,969	1,241,679
Cabot Oil & Gas Corp.		15,655	530,391
Chesapeake Energy Corp.		19,874	509,172
Chevron Corp.		72,531	8,624,661
ConocoPhillips		46,121	3,244,612
CONSOL Energy, Inc.		8,155	325,792
Denbury Resources, Inc.		14,441	236,832
Devon Energy Corp.		14,244	953,351
EOG Resources, Inc.		10,258	2,012,312
EQT Corp.		5,795	561,941
Exxon Mobil Corp.		163,807	16,000,668
Hess Corp.		10,609	879,274
Kinder Morgan, Inc.		25,147	817,026
Marathon Oil Corp.		26,376	936,876
Marathon Petroleum Corp.		11,166	971,889
Murphy Oil Corp.		6,549	411,670
Newfield Exploration Co.	*	5,063	158,776
Noble Energy, Inc.		13,608	966,712
Occidental Petroleum Corp.		30,341	2,891,194
ONEOK, Inc.		7,967	472,045

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Peabody Energy Corp.		11,203	$183,057
Phillips 66		22,520	1,735,391
Pioneer Natural Resources Co.		5,379	1,006,626
QEP Resources, Inc.		6,758	198,956
Range Resources Corp.		6,070	503,628
Southwestern Energy Co.	*	13,317	612,715
Spectra Energy Corp.		25,014	924,017
Tesoro Corp.		4,783	241,972
Valero Energy Corp.		20,199	1,072,567
Williams Cos., Inc. (The)		25,939	1,052,605

			51,903,510

Paper & Forest Products—0.1%
International Paper Co.		16,781	769,912

Personal Products—0.1%
Avon Products, Inc.		17,240	252,394
Estee Lauder Cos., Inc. (The), Class A		9,892	661,577

			913,971

Pharmaceuticals—6.1%
AbbVie, Inc.		59,890	3,078,346
Actavis plc	*	6,532	1,344,612
Allergan, Inc.		11,190	1,388,679
Bristol-Myers Squibb Co.		62,003	3,221,056
Eli Lilly & Co.		37,281	2,194,360
Forest Laboratories, Inc.	*	9,025	832,737
Hospira, Inc.	*	6,375	275,719
Johnson & Johnson		107,236	10,533,792
Merck & Co., Inc.		111,471	6,328,209
Mylan, Inc.	*	14,098	688,405
Perrigo Co. plc (Ireland)		4,951	765,722
Pfizer, Inc.		241,960	7,771,755
Zoetis, Inc.		19,313	558,918

			38,982,310

Professional Services—0.2%
Dun & Bradstreet Corp. (The)		1,418	140,878
Equifax, Inc.		4,544	309,128
Nielsen Holdings NV		10,771	480,710
Robert Half International, Inc.		5,337	223,887

			1,154,603

Real Estate Investment Trusts (REITs)—2.1%
American Tower Corp. REIT		14,833	1,214,378
Apartment Investment & Management Co., Class A REIT		5,887	177,905
AvalonBay Communities, Inc. REIT		4,694	616,416
Boston Properties, Inc. REIT		5,693	652,019
Crown Castle International Corp. REIT		12,471	920,110
Equity Residential REIT		12,965	751,840
General Growth Properties, Inc. REIT		20,065	441,430
HCP, Inc. REIT		17,191	666,839
Health Care REIT, Inc. REIT		10,866	647,614
Host Hotels & Resorts, Inc. REIT		29,186	590,725
Kimco Realty Corp. REIT		15,171	331,942
Macerich Co. (The) REIT		5,462	340,446
Plum Creek Timber Co., Inc. REIT		6,721	282,551
Prologis, Inc. REIT		19,306	788,264
Public Storage REIT		5,405	910,688
Simon Property Group, Inc. REIT		11,838	1,941,432
Ventas, Inc. REIT		11,094	671,964
Vornado Realty Trust REIT		6,422	632,952
Weyerhaeuser Co. REIT		22,213	651,952

			13,231,467

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A	*	10,491	$287,768

Road & Rail—1.0%
CSX Corp.		39,023	1,130,496
Kansas City Southern		4,378	446,819
Norfolk Southern Corp.		11,898	1,156,128
Ryder System, Inc.		2,024	161,758
Union Pacific Corp.		17,339	3,253,837

			6,149,038

Semiconductors & Semiconductor Equipment—2.1%
Altera Corp.		12,379	448,615
Analog Devices, Inc.		11,571	614,883
Applied Materials, Inc.		46,189	943,179
Broadcom Corp., Class A		20,515	645,812
First Solar, Inc.	*	2,927	204,275
Intel Corp.		187,322	4,834,781
KLA-Tencor Corp.		6,158	425,764
Lam Research Corp.	*	6,211	341,605
Linear Technology Corp.		9,266	451,162
LSI Corp.		22,124	244,913
Microchip Technology, Inc.	†	7,642	364,982
Micron Technology, Inc.	*	39,355	931,139
NVIDIA Corp.		22,217	397,907
Texas Instruments, Inc.		41,128	1,939,185
Xilinx, Inc.		10,440	566,579

			13,354,781

Software—3.5%
Adobe Systems, Inc.	*	17,425	1,145,519
Autodesk, Inc.	*	8,514	418,719
CA, Inc.		11,749	363,867
Citrix Systems, Inc.	*	6,886	395,463
Electronic Arts, Inc.	*	11,246	326,246
Intuit, Inc.		10,890	846,480
Microsoft Corp.		286,575	11,746,709
Oracle Corp.		131,273	5,370,378
Red Hat, Inc.	*	7,147	378,648
Salesforce.com, Inc.	*	20,808	1,187,929
Symantec Corp.		26,410	527,408

			22,707,366

Specialty Retail—2.1%
AutoNation, Inc.	*	2,537	135,044
AutoZone, Inc.	*	1,297	696,619
Bed Bath & Beyond, Inc.	*	8,417	579,090
Best Buy Co., Inc.		10,320	272,551
CarMax, Inc.	*	8,346	390,593
GameStop Corp., Class A	†	4,389	180,388
Gap, Inc. (The)		9,877	395,673
Home Depot, Inc. (The)		53,055	4,198,242
L Brands, Inc.		9,527	540,848
Lowe’s Cos., Inc.		39,894	1,950,817
O’Reilly Automotive, Inc.	*	4,183	620,715
PetSmart, Inc.	†	3,907	269,153
Ross Stores, Inc.		8,055	576,335
Staples, Inc.		25,425	288,319
Tiffany & Co.		4,052	349,080
TJX Cos., Inc. (The)		26,706	1,619,719
Tractor Supply Co.		5,484	387,335
Urban Outfitters, Inc.	*	3,789	138,185

			13,588,706

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Technology Hardware, Storage & Peripherals—3.9%
Apple, Inc.		33,813	$18,148,790
EMC Corp.		77,848	2,133,814
Hewlett-Packard Co.		72,770	2,354,837
NetApp, Inc.		13,112	483,833
SanDisk Corp.		8,587	697,178
Seagate Technology plc (Ireland)		11,964	671,898
Western Digital Corp.		8,028	737,131

			25,227,481

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		10,444	518,649
Fossil Group, Inc.	*	1,891	220,509
Michael Kors Holdings Ltd. (Hong Kong)	*	6,684	623,417
NIKE, Inc., Class B		28,099	2,075,392
PVH Corp.		3,149	392,901
Ralph Lauren Corp.		2,190	352,437
V.F. Corp.		13,318	824,118

			5,007,423

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		17,847	175,436
People’s United Financial, Inc.		11,867	176,462

			351,898

Tobacco—1.4%
Altria Group, Inc.		75,877	2,840,076
Lorillard, Inc.		14,051	759,878
Philip Morris International, Inc.		60,378	4,943,147
Reynolds American, Inc.		11,537	616,307

			9,159,408

Trading Companies & Distributors—0.2%
Fastenal Co.	†	10,523	518,995
W.W. Grainger, Inc.		2,320	586,171

			1,105,166

TOTAL COMMON STOCKS (Cost $360,549,992)			633,005,121

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.043%	06/26/2014	‡	‡
(Cost $634,933)				$635,000	634,952

		Shares	Value
MONEY MARKET FUNDS—2.7%
Institutional Money Market Funds—2.7%
Dreyfus Institutional Cash Advantage Fund, 0.05%	††¥	900,000	900,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		¥12,179,785	12,179,785
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	††¥	694,250	694,250
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	††¥	700,000	700,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	900,000	900,000

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	900,000	$900,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	900,000	900,000

TOTAL MONEY MARKET FUNDS (Cost $17,174,035)			17,174,035

TOTAL INVESTMENTS—101.4% (Cost $378,358,960)			650,814,108
Other assets less liabilities—(1.4%)			(9,108,760)

NET ASSETS—100.0%			$641,705,348

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—99.3%
Aerospace & Defense—2.6%
AAR Corp.		1,489	$38,640
Alliant Techsystems, Inc.		1,550	220,333
American Science & Engineering, Inc.		435	29,219
B/E Aerospace, Inc.	*	4,159	360,960
Boeing Co. (The)		28,388	3,562,410
Cubic Corp.		476	24,309
Curtiss-Wright Corp.		2,112	134,196
DigitalGlobe, Inc.	*	3,780	109,658
Engility Holdings, Inc.	*	622	28,021
Esterline Technologies Corp.	*	1,049	111,760
Exelis, Inc.		4,977	94,613
GenCorp, Inc.	*†	1,629	29,762
General Dynamics Corp.		11,394	1,241,035
HEICO Corp.	†	3,163	190,286
Hexcel Corp.	*	4,757	207,120
Honeywell International, Inc.		29,592	2,744,954
Huntington Ingalls Industries, Inc.		1,577	161,264
Kratos Defense & Security Solutions, Inc.	*	832	6,273
L-3 Communications Holdings, Inc.		2,864	338,382
Lockheed Martin Corp.		9,381	1,531,354
Moog, Inc., Class A	*	1,446	94,727
National Presto Industries, Inc.	†	535	41,751
Northrop Grumman Corp.		7,805	962,981
Orbital Sciences Corp.	*	2,123	59,232
Precision Castparts Corp.		5,732	1,448,820
Raytheon Co.		12,251	1,210,276
Rockwell Collins, Inc.		5,705	454,517
Spirit AeroSystems Holdings, Inc., Class A	*	7,021	197,922
Taser International, Inc.	*	2,292	41,921
Teledyne Technologies, Inc.	*	1,228	119,521
Textron, Inc.		12,971	509,631
TransDigm Group, Inc.		2,305	426,886
Triumph Group, Inc.		1,644	106,170
United Technologies Corp.		34,141	3,989,034

			20,827,938

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.	*	600	21,162
C.H. Robinson Worldwide, Inc.		6,357	333,043
Expeditors International of Washington, Inc.		7,178	284,464
FedEx Corp.		11,822	1,567,124
Forward Air Corp.		1,431	65,983
Hub Group, Inc., Class A	*	2,400	95,976
Pacer International, Inc.	*	1,664	14,910
United Parcel Service, Inc., Class B		27,224	2,651,073
UTi Worldwide, Inc.		2,208	23,383

			5,057,118

Airlines—0.4%
Alaska Air Group, Inc.		2,686	250,631
American Airlines Group, Inc.	*	8,660	316,956
Copa Holdings SA, Class A (Panama)		1,841	267,295
Delta Air Lines, Inc.		32,014	1,109,285
JetBlue Airways Corp.	*†	6,414	55,738
SkyWest, Inc.		2,390	30,496
Southwest Airlines Co.		26,758	631,756
Spirit Airlines, Inc.	*	3,308	196,495
United Continental Holdings, Inc.	*	12,259	547,119

			3,405,771

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*	2,113	39,133

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
BorgWarner, Inc.		8,218	$505,161
Cooper Tire & Rubber Co.		3,066	74,504
Dana Holding Corp.		5,645	131,359
Delphi Automotive plc (United Kingdom)		12,145	824,160
Drew Industries, Inc.		2,820	152,844
Fuel Systems Solutions, Inc.	*	769	8,274
Gentex Corp.		6,594	207,909
Gentherm, Inc.	*	2,107	73,155
Goodyear Tire & Rubber Co. (The)		7,281	190,253
Johnson Controls, Inc.		24,673	1,167,526
Lear Corp.		3,353	280,713
Modine Manufacturing Co.	*	1,208	17,697
Shiloh Industries, Inc.	*	1,441	25,563
Superior Industries International, Inc.		1,102	22,580
Tenneco, Inc.	*	1,600	92,912
TRW Automotive Holdings Corp.	*	3,548	289,588
Visteon Corp.	*	3,044	269,211

			4,372,542

Automobiles—0.6%
Ford Motor Co.		148,004	2,308,862
General Motors Co.		45,485	1,565,594
Harley-Davidson, Inc.		7,622	507,701
Tesla Motors, Inc.	*†	3,137	653,908
Thor Industries, Inc.		1,221	74,554
Winnebago Industries, Inc.	*	1,432	39,223

			5,149,842

Banks—5.9%
1st Source Corp.		1,180	37,866
Associated Banc-Corp		5,110	92,287
BancFirst Corp.		642	36,356
BancorpSouth, Inc.		3,611	90,131
Bank of America Corp.		406,462	6,991,146
Bank of Hawaii Corp.		1,898	115,038
BankUnited, Inc.		4,777	166,096
BB&T Corp.		26,530	1,065,710
BBCN Bancorp, Inc./California		9,619	164,870
BOK Financial Corp.		801	55,309
Boston Private Financial Holdings, Inc.		1,297	17,548
Bridge Bancorp, Inc.		3,091	82,561
Bryn Mawr Bank Corp.		1,058	30,396
Capital City Bank Group, Inc.		1,113	14,781
CapitalSource, Inc.		7,766	113,306
Cardinal Financial Corp.		1,142	20,362
Cascade Bancorp	*†	219	1,226
Cathay General Bancorp		2,082	52,446
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	2,081
Chemical Financial Corp.		1,552	50,362
CIT Group, Inc.		7,587	371,915
Citigroup, Inc.		114,505	5,450,438
Citizens & Northern Corp.		3,618	71,311
City Holding Co.		250	11,215
City National Corp./California		1,548	121,859
CNB Financial Corp./Pennsylvania		4,147	73,319
CoBiz Financial, Inc.		1,063	12,246
Comerica, Inc.		7,542	390,676
Commerce Bancshares, Inc./Missouri		3,001	139,306
Community Bank System, Inc.		1,402	54,706
Community Trust Bancorp, Inc.		665	27,584
Cullen/Frost Bankers, Inc.	†	2,502	193,980
CVB Financial Corp.		4,084	64,936
East West Bancorp, Inc.		6,997	255,390

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fidelity Southern Corp.		1,592	$22,240
Fifth Third Bancorp		32,850	753,907
Financial Institutions, Inc.		749	17,242
First BanCorp. (Puerto Rico)	*	322	1,752
First Bancorp/North Carolina		4,779	90,801
First Busey Corp.		2,407	13,961
First Citizens BancShares, Inc./North Carolina, Class A		254	61,150
First Commonwealth Financial Corp.		2,619	23,676
First Connecticut Bancorp, Inc./Farmington CT		5,036	78,864
First Financial Bancorp		1,895	34,072
First Financial Bankshares, Inc.	†	500	30,895
First Financial Holdings, Inc.		2,377	148,848
First Horizon National Corp.		8,735	107,790
First Merchants Corp.		874	18,913
First Midwest Bancorp, Inc./Illinois		2,002	34,194
First Niagara Financial Group, Inc.		10,034	94,821
First of Long Island Corp. (The)		986	40,041
First Republic Bank/California		4,803	259,314
First Security Group, Inc./Tennesse	*	14,959	31,115
FirstMerit Corp.		8,833	183,991
FNB Corp./Pennsylvania		4,685	62,779
Fulton Financial Corp.		6,533	82,185
Glacier Bancorp, Inc.		1,771	51,483
Guaranty Bancorp		1,060	15,105
Hancock Holding Co.		2,032	74,473
Hanmi Financial Corp.		900	20,970
Heritage Financial Corp./Washington		332	5,617
Home Bancshares, Inc./Arkansas		2,340	80,543
Huntington Bancshares, Inc./Ohio		26,837	267,565
IBERIABANK Corp.		966	67,765
Independent Bank Corp./Massachusetts		874	34,409
International Bancshares Corp.		3,248	81,460
JPMorgan Chase & Co.		141,848	8,611,592
KeyCorp		33,148	472,027
M&T Bank Corp.		5,079	616,083
MB Financial, Inc.		931	28,824
Merchants Bancshares, Inc.		2,994	97,634
MidSouth Bancorp, Inc.		5,024	84,554
MidWestOne Financial Group, Inc.		3,251	82,055
National Penn Bancshares, Inc.		2,758	28,821
NBT Bancorp, Inc.		1,000	24,460
Old National Bancorp/Indiana		3,552	52,960
PacWest Bancorp	†	894	38,451
Park National Corp.	†	728	55,976
Peoples Bancorp, Inc./Ohio		814	20,130
Pinnacle Financial Partners, Inc.		1,818	68,157
PNC Financial Services Group, Inc. (The)		19,925	1,733,475
Popular, Inc. (Puerto Rico)	*	5,380	166,726
PrivateBancorp, Inc.		1,200	36,612
Prosperity Bancshares, Inc.		2,300	152,145
Regions Financial Corp.		48,889	543,157
Republic Bancorp, Inc./Kentucky, Class A		1,603	36,228
S&T Bancorp, Inc.		955	22,633
Sandy Spring Bancorp, Inc.		344	8,593
Signature Bank/New York	*	1,900	238,621
Simmons First National Corp., Class A		911	33,953
State Bank Financial Corp.		4,194	74,192
Sterling Bancorp/New York		5,533	70,048
Sterling Financial Corp./Washington		38	1,266
Suffolk Bancorp	*	4,752	105,970
SunTrust Banks, Inc.		19,144	761,740

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Susquehanna Bancshares, Inc.		15,304	$174,313
SVB Financial Group	*	1,437	185,057
Synovus Financial Corp.		41,667	141,251
TCF Financial Corp.		6,104	101,693
Texas Capital Bancshares, Inc.	*	2,821	183,196
Tompkins Financial Corp.		730	35,741
TowneBank/Virginia	†	1,448	22,458
Trustmark Corp.		2,635	66,797
U.S. Bancorp/Minnesota		68,636	2,941,739
UMB Financial Corp.		1,211	78,352
Umpqua Holdings Corp.	†	9,658	180,025
United Bankshares, Inc./West Virginia		2,134	65,343
United Community Banks, Inc./Georgia	*	454	8,812
Valley National Bancorp	†	6,899	71,819
Washington Banking Co.		4,949	87,993
Washington Trust Bancorp, Inc.		500	18,735
Webster Financial Corp.		2,393	74,327
Wells Fargo & Co.		183,108	9,107,792
WesBanco, Inc.		1,699	54,079
Westamerica Bancorporation	†	288	15,575
Western Alliance Bancorp	*	1,400	34,440
Wintrust Financial Corp.		1,017	49,487
Zions Bancorporation		10,153	314,540

			47,611,347

Beverages—1.7%
Beam, Inc.		5,763	480,058
Boston Beer Co., Inc. (The), Class A	*	609	149,041
Brown-Forman Corp., Class B		5,077	455,356
Coca-Cola Bottling Co. Consolidated		437	37,136
Coca-Cola Co. (The)		146,146	5,650,004
Coca-Cola Enterprises, Inc.		8,850	422,676
Constellation Brands, Inc., Class A	*	6,550	556,554
Dr. Pepper Snapple Group, Inc.		7,323	398,811
Molson Coors Brewing Co., Class B		6,229	366,639
Monster Beverage Corp.	*	5,360	372,252
PepsiCo, Inc.		59,263	4,948,460

			13,836,987

Biotechnology—2.5%
ACADIA Pharmaceuticals, Inc.	*†	1,825	44,402
Acorda Therapeutics, Inc.	*	674	25,551
Aegerion Pharmaceuticals, Inc.	*	1,499	69,134
Alexion Pharmaceuticals, Inc.	*	7,220	1,098,379
Alkermes plc (Ireland)	*	5,289	233,192
Alnylam Pharmaceuticals, Inc.	*	2,390	160,465
AMAG Pharmaceuticals, Inc.	*	834	16,138
Amgen, Inc.		28,165	3,473,871
Arena Pharmaceuticals, Inc.	*†	9,689	61,041
ARIAD Pharmaceuticals, Inc.	*†	5,175	41,710
Arqule, Inc.	*	864	1,771
Array BioPharma, Inc.	*	4,333	20,365
Biogen Idec, Inc.	*	9,025	2,760,477
BioMarin Pharmaceutical, Inc.	*	5,515	376,178
Celgene Corp.	*	15,744	2,197,862
Celldex Therapeutics, Inc.	*†	6,204	109,625
Cepheid, Inc.	*†	1,692	87,273
Chelsea Therapeutics International Ltd.	*†	14,392	79,444
Clovis Oncology, Inc.	*	478	33,111
Cubist Pharmaceuticals, Inc.	*	2,779	203,284
Dendreon Corp.	*†	4,737	14,164
Dynavax Technologies Corp.	*†	29,475	53,055
Emergent Biosolutions, Inc.	*	1,319	33,331
Enzon Pharmaceuticals, Inc.		1,765	1,818

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Exact Sciences Corp.	*†	6,789	$96,200
Exelixis, Inc.	*†	15,393	54,491
Galena Biopharma, Inc.	*†	15,289	38,222
Genomic Health, Inc.	*	1,284	33,821
Geron Corp.	*†	4,719	9,816
Gilead Sciences, Inc.	*	57,606	4,081,961
GTx, Inc.	*†	200	306
Halozyme Therapeutics, Inc.	*	6,362	80,797
ImmunoGen, Inc.	*†	1,323	19,752
Immunomedics, Inc.	*†	2,141	9,014
Incyte Corp. Ltd.	*	4,332	231,849
Insmed, Inc.	*	2,696	51,332
InterMune, Inc.	*	3,958	132,474
Ironwood Pharmaceuticals, Inc.	*	7,019	86,474
Isis Pharmaceuticals, Inc.	*†	6,737	291,106
Keryx Biopharmaceuticals, Inc.	*†	5,221	88,966
Lexicon Pharmaceuticals, Inc.	*†	2,343	4,053
Ligand Pharmaceuticals, Inc.	*	815	54,817
MannKind Corp.	*†	4,492	18,058
Medivation, Inc.	*	3,462	222,849
Momenta Pharmaceuticals, Inc.	*	2,618	30,500
Myriad Genetics, Inc.	*†	4,124	141,000
Neurocrine Biosciences, Inc.	*	1,479	23,812
NewLink Genetics Corp.	*†	3,326	94,458
Novavax, Inc.	*†	1,550	7,021
NPS Pharmaceuticals, Inc.	*	4,029	120,588
OPKO Health, Inc.	*†	14,466	134,823
Osiris Therapeutics, Inc.	*†	1,402	18,408
PDL BioPharma, Inc.	†	3,841	31,919
Peregrine Pharmaceuticals, Inc.	*†	20,036	38,068
Pharmacyclics, Inc.	*	2,440	244,537
Progenics Pharmaceuticals, Inc.	*	793	3,243
Raptor Pharmaceutical Corp.	*†	3,794	37,940
Regeneron Pharmaceuticals, Inc.	*	3,165	950,386
Rigel Pharmaceuticals, Inc.	*	1,882	7,302
Sarepta Therapeutics, Inc.	*†	787	18,912
Seattle Genetics, Inc.	*†	3,191	145,382
SIGA Technologies, Inc.	*†	4,649	14,412
Synageva BioPharma Corp.	*	1,031	85,542
Synergy Pharmaceuticals, Inc.	*†	6,708	35,619
Theravance, Inc.	*†	3,224	99,751
Threshold Pharmaceuticals, Inc.	*†	6,119	29,126
United Therapeutics Corp.	*	1,828	171,887
Vanda Pharmaceuticals, Inc.	*†	2,680	43,550
Vertex Pharmaceuticals, Inc.	*	9,991	706,564
XOMA Corp.	*	331	1,725
ZIOPHARM Oncology, Inc.	*†	16,393	75,080

			20,113,554

Building Products—0.2%
A.O. Smith Corp.		4,024	185,184
Allegion plc (Ireland)		3,761	196,211
American Woodmark Corp.	*	800	26,928
Apogee Enterprises, Inc.		1,250	41,537
Fortune Brands Home & Security, Inc.		5,665	238,383
Gibraltar Industries, Inc.	*	1,188	22,418
Griffon Corp.		1,288	15,379
Lennox International, Inc.		2,437	221,548
Masco Corp.		16,508	366,643
NCI Building Systems, Inc.	*	246	4,295
Owens Corning, Inc.		3,682	158,952
Quanex Building Products Corp.		1,671	34,556
Simpson Manufacturing Co., Inc.		2,084	73,628
Trex Co., Inc.	*	731	53,480

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Universal Forest Products, Inc.		1,121	$62,036
USG Corp.	*†	3,348	109,547

			1,810,725

Capital Markets—2.3%
Affiliated Managers Group, Inc.	*	2,083	416,704
American Capital Ltd.	*	10,947	172,853
Ameriprise Financial, Inc.		7,046	775,553
Apollo Investment Corp.		17,052	141,702
Ares Capital Corp.		14,456	254,715
Arlington Asset Investment Corp., Class A	†	304	8,050
Bank of New York Mellon Corp. (The)		41,637	1,469,370
BGC Partners, Inc., Class A		7,270	47,546
BlackRock, Inc.		5,053	1,589,067
Calamos Asset Management, Inc., Class A		1,800	23,274
Charles Schwab Corp. (The)		39,829	1,088,527
CIFC Corp.		4,547	37,013
Cowen Group, Inc., Class A	*	2,582	11,387
Diamond Hill Investment Group, Inc.		331	43,507
E*TRADE Financial Corp.	*	13,474	310,172
Eaton Vance Corp.		5,282	201,561
Evercore Partners, Inc., Class A		2,789	154,092
Federated Investors, Inc., Class B	†	3,745	114,372
Fifth Street Finance Corp.	†	14,566	137,794
Financial Engines, Inc.		1,762	89,474
Franklin Resources, Inc.		15,516	840,657
GAMCO Investors, Inc., Class A		558	43,329
GFI Group, Inc.		2,520	8,946
Goldman Sachs Group, Inc. (The)		17,015	2,787,908
Greenhill & Co., Inc.	†	495	25,730
ICG Group, Inc.	*	4,779	97,587
INTL FCStone, Inc.	*	507	9,537
Invesco Ltd.		16,610	614,570
Investment Technology Group, Inc.	*	2,078	41,976
Janus Capital Group, Inc.	†	6,411	69,688
JMP Group, Inc.		4,495	31,960
KCG Holdings, Inc., Class A	*	444	5,297
Ladenburg Thalmann Financial Services, Inc.	*	18,032	54,457
Lazard Ltd., Class A (Bermuda)		6,921	325,910
Legg Mason, Inc.		3,981	195,228
Main Street Capital Corp.	†	4,799	157,695
Medallion Financial Corp.		958	12,655
Morgan Stanley		57,026	1,777,500
Northern Trust Corp.		8,495	556,932
PennantPark Investment Corp.		8,005	88,455
Piper Jaffray Cos.	*	963	44,105
Prospect Capital Corp.		18,643	201,344
Pzena Investment Management, Inc., Class A		6,659	78,376
Raymond James Financial, Inc.		3,472	194,189
Safeguard Scientifics, Inc.	*	678	15,038
SEI Investments Co.		5,918	198,904
Solar Senior Capital Ltd.	†	3,820	65,360
State Street Corp.		15,937	1,108,418
Stifel Financial Corp.	*	2,724	135,546
SWS Group, Inc.	*	1,323	9,896
T. Rowe Price Group, Inc.		9,852	811,312
TD Ameritrade Holding Corp.		8,355	283,652
THL Credit, Inc.		5,201	71,774
Virtus Investment Partners, Inc.	*	210	36,366
Waddell & Reed Financial, Inc., Class A		3,971	292,345
Walter Investment Management Corp.	*†	1,972	58,825
Westwood Holdings Group, Inc.		1,027	64,383

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
WisdomTree Investments, Inc.	*	3,701	$48,557

			18,551,140

Chemicals—2.6%
A. Schulman, Inc.		1,444	52,359
Air Products & Chemicals, Inc.		8,124	967,081
Airgas, Inc.		2,915	310,477
Albemarle Corp.		3,712	246,551
Ashland, Inc.		2,794	277,947
Axiall Corp.		2,616	117,511
Cabot Corp.		2,693	159,049
Calgon Carbon Corp.	*	3,184	69,507
Celanese Corp., Series A		5,922	328,730
CF Industries Holdings, Inc.		2,079	541,871
Chemtura Corp.	*	5,201	131,533
Cytec Industries, Inc.		1,644	160,471
Dow Chemical Co. (The)		46,290	2,249,231
E.I. Du Pont de Nemours & Co.		34,621	2,323,069
Eastman Chemical Co.		6,221	536,312
Ecolab, Inc.		9,853	1,064,025
Ferro Corp.	*	1,818	24,834
FMC Corp.		5,510	421,846
H.B. Fuller Co.		2,570	124,080
Huntsman Corp.		5,470	133,577
International Flavors & Fragrances, Inc.		3,643	348,526
Intrepid Potash, Inc.	*†	1,172	18,119
Koppers Holdings, Inc.		1,582	65,226
Kronos Worldwide, Inc.	†	2,262	37,730
Landec Corp.	*	986	11,004
LSB Industries, Inc.	*	1,411	52,800
LyondellBasell Industries NV, Class A		14,648	1,302,793
Minerals Technologies, Inc.		1,736	112,076
Monsanto Co.		19,538	2,222,838
Mosaic Co. (The)		10,146	507,300
NewMarket Corp.		378	147,715
Olin Corp.		2,796	77,198
OM Group, Inc.		1,147	38,103
OMNOVA Solutions, Inc.	*	6,478	67,242
PolyOne Corp.		3,321	121,748
PPG Industries, Inc.		5,366	1,038,106
Praxair, Inc.		11,160	1,461,625
Quaker Chemical Corp.		483	38,075
Rockwood Holdings, Inc.		2,347	174,617
RPM International, Inc.		4,832	202,171
Scotts Miracle-Gro Co. (The), Class A		1,662	101,847
Sensient Technologies Corp.		2,027	114,343
Sherwin-Williams Co. (The)		3,473	684,632
Sigma-Aldrich Corp.		4,235	395,464
Stepan Co.		1,112	71,791
Tredegar Corp.		1,606	36,954
Valspar Corp. (The)		4,361	314,515
W.R. Grace & Co.	*	3,427	339,856
Westlake Chemical Corp.		2,558	169,288
Zep, Inc.		936	16,567

			20,530,330

Commercial Services & Supplies—0.5%
ABM Industries, Inc.		2,291	65,843
ACCO Brands Corp.	*	2,302	14,180
ADT Corp. (The)	†	7,488	224,266
Brink’s Co. (The)		2,084	59,498
Cenveo, Inc.	*†	4,741	14,413
Cintas Corp.		3,343	199,276
Clean Harbors, Inc.	*	2,414	132,263

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Copart, Inc.	*	2,852	$103,784
Courier Corp.		424	6,530
Covanta Holding Corp.		4,185	75,539
Deluxe Corp.		2,098	110,082
Ennis, Inc.		695	11,516
G&K Services, Inc., Class A		1,008	61,659
Healthcare Services Group, Inc.		4,963	144,225
Herman Miller, Inc.		3,155	101,370
HNI Corp.		2,512	91,839
Interface, Inc.		3,357	68,986
Iron Mountain, Inc.		7,780	214,495
Kimball International, Inc., Class B		1,500	27,165
Knoll, Inc.		2,701	49,131
McGrath RentCorp		916	32,023
Mobile Mini, Inc.		2,000	86,720
MSA Safety, Inc.		1,444	82,308
NL Industries, Inc.		2,111	22,883
Pitney Bowes, Inc.		5,918	153,809
R.R. Donnelley & Sons Co.		10,168	182,007
Republic Services, Inc.		11,229	383,583
Rollins, Inc.		1,486	44,937
Steelcase, Inc., Class A		1,992	33,087
Stericycle, Inc.	*	3,138	356,540
Tetra Tech, Inc.	*	2,114	62,553
TRC Cos., Inc.	*	327	2,175
United Stationers, Inc.		2,556	104,975
Viad Corp.		937	22,526
Waste Connections, Inc.		3,543	155,396
Waste Management, Inc.		17,744	746,490

			4,248,072

Communications Equipment—1.6%
ADTRAN, Inc.		3,197	78,039
ARRIS Group, Inc.	*	3,613	101,814
Aruba Networks, Inc.	*	2,125	39,844
Aviat Networks, Inc.	*	2,182	3,469
Black Box Corp.		865	21,054
Brocade Communications Systems, Inc.	*	14,008	148,625
CalAmp Corp.	*	550	15,329
Ciena Corp.	*	5,950	135,303
Cisco Systems, Inc.		200,497	4,493,138
Comtech Telecommunications Corp.		1,350	43,011
Digi International, Inc.	*	1,976	20,056
EchoStar Corp., Class A	*	1,877	89,270
Emulex Corp.	*	3,408	25,185
Extreme Networks, Inc.	*	4,491	26,048
F5 Networks, Inc.	*	2,664	284,062
Finisar Corp.	*	7,171	190,103
Harmonic, Inc.	*	2,820	20,135
Harris Corp.		3,891	284,666
Infinera Corp.	*	4,191	38,054
InterDigital, Inc.		2,803	92,807
Ixia	*	2,330	29,125
JDS Uniphase Corp.	*	7,444	104,216
Juniper Networks, Inc.	*	17,553	452,165
KVH Industries, Inc.	*	375	4,935
Motorola Solutions, Inc.		8,298	533,478
NETGEAR, Inc.	*	1,206	40,678
Numerex Corp., Class A	*	1,800	19,674
Oplink Communications, Inc.	*	758	13,614
Palo Alto Networks, Inc.	*	3,567	244,696
Parkervision, Inc.	*†	1,052	5,050
Plantronics, Inc.		1,826	81,166
Polycom, Inc.	*	8,354	114,617

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
QUALCOMM, Inc.		64,615	$5,095,539
Riverbed Technology, Inc.	*	3,698	72,888
Sonus Networks, Inc.	*	10,700	36,059
ViaSat, Inc.	*	1,190	82,158
Westell Technologies, Inc., Class A	*	1,821	6,719

			13,086,789

Construction & Engineering—0.3%
AECOM Technology Corp.	*	3,236	104,102
Aegion Corp.	*	1,223	30,954
Chicago Bridge & Iron Co. NV (Netherlands)		4,114	358,535
Comfort Systems USA, Inc.		2,179	33,208
Dycom Industries, Inc.	*	2,076	65,622
EMCOR Group, Inc.		2,908	136,065
Fluor Corp.		6,816	529,808
Furmanite Corp.	*	1,100	10,802
Granite Construction, Inc.		1,889	75,428
Jacobs Engineering Group, Inc.	*	4,968	315,468
KBR, Inc.		6,464	172,460
Layne Christensen Co.	*	510	9,277
MasTec, Inc.	*†	2,049	89,009
Quanta Services, Inc.	*	8,861	326,971
Tutor Perini Corp.	*	960	27,523
URS Corp.		2,934	138,074

			2,423,306

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	184,679
Headwaters, Inc.	*	2,095	27,675
Martin Marietta Materials, Inc.		1,433	183,925
Texas Industries, Inc.	*†	1,116	100,016
Vulcan Materials Co.		6,242	414,781

			911,076

Consumer Finance—0.9%
American Express Co.		35,992	3,240,360
Capital One Financial Corp.		22,188	1,712,026
Cash America International, Inc.		685	26,523
Consumer Portfolio Services, Inc.	*	5,110	34,952
Discover Financial Services		18,027	1,048,991
Ezcorp, Inc., Class A	*	2,031	21,915
First Cash Financial Services, Inc.	*	2,461	124,182
First Marblehead Corp. (The)	*†	3,218	19,437
Imperial Holdings, Inc.	*†	8,933	51,365
Nelnet, Inc., Class A		481	19,673
Portfolio Recovery Associates, Inc.	*	1,512	87,484
SLM Corp.		18,104	443,186
World Acceptance Corp.	*†	639	47,976

			6,878,070

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	13,801
AptarGroup, Inc.		3,130	206,893
Avery Dennison Corp.		3,924	198,829
Ball Corp.		6,557	359,389
Bemis Co., Inc.		3,374	132,396
Crown Holdings, Inc.	*	5,070	226,832
Greif, Inc., Class A		852	44,722
MeadWestvaco Corp.		6,183	232,728
Myers Industries, Inc.		1,716	34,183
Owens-Illinois, Inc.*		6,064	205,145
Packaging Corp. of America		4,339	305,335
Rock-Tenn Co., Class A		2,588	273,215
Sealed Air Corp.		7,726	253,954

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Silgan Holdings, Inc.		820	$40,606
Sonoco Products Co.		3,353	137,540

			2,665,568

Distributors—0.1%
Genuine Parts Co.		6,041	524,661
LKQ Corp.	*	11,438	301,391
Pool Corp.		2,434	149,253
VOXX International Corp.	*	1,218	16,662

			991,967

Diversified Consumer Services—0.2%
American Public Education, Inc.	*	698	24,486
Apollo Education Group, Inc.	*	3,118	106,760
Ascent Capital Group, Inc., Class A	*	545	41,175
Career Education Corp.	*	4,167	31,086
Corinthian Colleges, Inc.	*†	3,624	5,001
DeVry Education Group, Inc.		2,980	126,322
Graham Holdings Co., Class B		258	181,568
Grand Canyon Education, Inc.	*	3,129	146,124
H&R Block, Inc.		11,402	344,226
Hillenbrand, Inc.		1,576	50,952
ITT Educational Services, Inc.	*†	335	9,608
Matthews International Corp., Class A		1,052	42,932
Regis Corp.		1,818	24,907
Service Corp. International		10,864	215,976
Sotheby’s		2,623	114,232
Steiner Leisure Ltd. (Bahamas)	*	1,503	69,514
Strayer Education, Inc.	*†	551	25,583
Universal Technical Institute, Inc.		418	5,413
Weight Watchers International, Inc.	†	1,826	37,506

			1,603,371

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc., Class B	*	67,822	8,475,715
CBOE Holdings, Inc.		3,873	219,212
CME Group, Inc.		11,807	873,836
ING US, Inc.		4,191	152,008
Interactive Brokers Group, Inc., Class A		1,570	34,022
IntercontinentalExchange Group, Inc.		4,413	873,024
Leucadia National Corp.		9,873	276,444
McGraw Hill Financial, Inc.		9,601	732,556
Moody’s Corp.		8,073	640,350
MSCI, Inc.	*	3,439	147,946
NASDAQ OMX Group, Inc. (The)		5,431	200,621
PHH Corp.	*	2,212	57,158
PICO Holdings, Inc.	*	1,150	29,888
Resource America, Inc., Class A		1,287	11,030

			12,723,810

Diversified Telecommunication Services—2.1%
8x8, Inc.	*	3,048	32,949
AT&T, Inc.		202,726	7,109,601
CenturyLink, Inc.		22,585	741,691
Cincinnati Bell, Inc.	*†	8,448	29,230
Cogent Communications Group, Inc.		2,886	102,540
Consolidated Communications Holdings, Inc.	†	80	1,601
Frontier Communications Corp.	†	39,354	224,318
General Communication, Inc., Class A	*	2,516	28,708
HickoryTech Corp.		651	8,326
IDT Corp., Class B		1,600	26,656
Level 3 Communications, Inc.	*	8,634	337,935
Lumos Networks Corp.		1,350	18,049
Premiere Global Services, Inc.	*	2,174	26,218

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Straight Path Communications, Inc., Class B	*	800	$5,888
Towerstream Corp.	*†	27,749	65,210
tw telecom inc.	*	4,305	134,574
Verizon Communications, Inc.		155,902	7,416,258
Windstream Holdings, Inc.	†	21,003	173,065

			16,482,817

Electric Utilities—1.6%
ALLETE, Inc.		1,243	65,158
American Electric Power Co., Inc.		17,879	905,750
Cleco Corp.		2,109	106,673
Duke Energy Corp.		27,217	1,938,395
Edison International		12,222	691,887
El Paso Electric Co.		1,748	62,456
Empire District Electric Co. (The)		4,477	108,881
Entergy Corp.		6,604	441,477
Exelon Corp.		31,805	1,067,376
FirstEnergy Corp.		16,831	572,759
Genie Energy Ltd., Class B	*	1,600	15,952
Great Plains Energy, Inc.		3,450	93,288
Hawaiian Electric Industries, Inc.	†	3,066	77,938
IDACORP, Inc.		1,515	84,037
ITC Holdings Corp.		4,617	172,445
MGE Energy, Inc.		2,338	91,720
NextEra Energy, Inc.		16,412	1,569,315
Northeast Utilities		10,939	497,724
OGE Energy Corp.		6,716	246,880
Otter Tail Corp.		1,095	33,715
Pepco Holdings, Inc.		7,066	144,712
Pinnacle West Capital Corp.		3,789	207,107
PNM Resources, Inc.		2,169	58,628
Portland General Electric Co.		1,100	35,574
PPL Corp.		24,605	815,410
Southern Co. (The)		33,220	1,459,687
UIL Holdings Corp.		1,496	55,068
Unitil Corp.		2,609	85,679
UNS Energy Corp.		1,571	94,307
Westar Energy, Inc.		4,032	141,765
Xcel Energy, Inc.		16,552	502,519

			12,444,282

Electrical Equipment—0.8%
Acuity Brands, Inc.		1,873	248,304
American Superconductor Corp.	*†	1,147	1,847
AMETEK, Inc.		9,526	490,494
AZZ, Inc.		2,357	105,311
Babcock & Wilcox Co. (The)		5,852	194,286
Brady Corp., Class A		2,402	65,214
Capstone Turbine Corp.	*†	34,249	72,950
Eaton Corp. plc (Ireland)		17,125	1,286,430
Emerson Electric Co.		27,226	1,818,697
Encore Wire Corp.		1,400	67,914
EnerSys, Inc.		2,156	149,389
Enphase Energy, Inc.	*†	4,495	33,083
Franklin Electric Co., Inc.		1,804	76,706
FuelCell Energy, Inc.	*†	56,398	139,867
Generac Holdings, Inc.		3,020	178,089
General Cable Corp.		1,732	44,356
GrafTech International Ltd.	*†	3,487	38,078
Hubbell, Inc., Class B		2,078	249,090
II-VI, Inc.	*	1,364	21,047
LSI Industries, Inc.		1,083	8,870
Polypore International, Inc.	*†	2,675	91,512

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Powell Industries, Inc.		1,045	$67,716
Regal-Beloit Corp.		1,272	92,487
Revolution Lighting Technologies, Inc.	*†	8,587	27,049
Rockwell Automation, Inc.		4,979	620,134
Roper Industries, Inc.		3,563	475,696
SolarCity Corp.	*†	851	53,290
Vicor Corp.	*	1,380	14,076

			6,731,982

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	17,889
Amphenol Corp., Class A		5,423	497,018
Anixter International, Inc.		1,723	174,919
Arrow Electronics, Inc.	*	4,585	272,166
Avnet, Inc.		5,129	238,652
AVX Corp.		2,270	29,919
Badger Meter, Inc.		1,134	62,483
Belden, Inc.		1,894	131,822
Benchmark Electronics, Inc.	*	2,520	57,078
Checkpoint Systems, Inc.	*	1,441	19,338
Cognex Corp.	*	4,046	136,998
Coherent, Inc.	*	1,348	88,092
Corning, Inc.		57,318	1,193,361
CTS Corp.		1,580	32,990
Daktronics, Inc.		927	13,340
Dolby Laboratories, Inc., Class A	*†	1,370	60,965
DTS, Inc.	*	755	14,919
Electro Rent Corp.		950	16,710
Electro Scientific Industries, Inc.		1,421	13,997
FARO Technologies, Inc.	*	453	24,009
FEI Co.		1,368	140,931
FLIR Systems, Inc.		5,608	201,888
Ingram Micro, Inc., Class A	*	7,190	212,536
Insight Enterprises, Inc.	*	2,054	51,576
IPG Photonics Corp.	*†	2,130	151,400
Itron, Inc.	*	955	33,941
Jabil Circuit, Inc.		8,287	149,166
Knowles Corp.	*	2,880	90,922
Littelfuse, Inc.		909	85,119
Maxwell Technologies, Inc.	*	370	4,780
Mercury Systems, Inc.	*	963	12,721
Mesa Laboratories, Inc.		1,200	108,300
Methode Electronics, Inc.		1,383	42,403
MTS Systems Corp.		1,342	91,914
National Instruments Corp.		5,121	146,921
Newport Corp.	*	1,614	33,378
OSI Systems, Inc.	*	867	51,899
Park Electrochemical Corp.		1,086	32,439
PC Connection, Inc.		854	17,353
Plexus Corp.	*	1,884	75,492
Radisys Corp.	*	961	3,450
Rofin-Sinar Technologies, Inc.	*	2,200	52,712
Rogers Corp.	*	803	50,123
Sanmina Corp.	*	3,577	62,419
ScanSource, Inc.	*	1,126	45,907
SYNNEX Corp.	*	104	6,303
Tech Data Corp.	*	2,057	125,395
Trimble Navigation Ltd.	*	8,636	335,681
TTM Technologies, Inc.	*	1,639	13,850
Uni-Pixel, Inc.	*†	2,120	16,239
Universal Display Corp.	*†	1,350	43,078
Vishay Intertechnology, Inc.		6,172	91,839
Vishay Precision Group, Inc.	*	440	7,647
Zebra Technologies Corp., Class A	*	2,988	207,397

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zygo Corp.	*	967	$14,689

			5,908,473

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.	*	1,298	65,406
Baker Hughes, Inc.		17,431	1,133,364
Basic Energy Services, Inc.	*	1,600	43,856
Bristow Group, Inc.		982	74,161
Cal Dive International, Inc.	*†	4,816	8,187
Cameron International Corp.	*	9,319	575,635
CARBO Ceramics, Inc.	†	1,137	156,895
Dawson Geophysical Co.		924	25,881
Diamond Offshore Drilling, Inc.	†	1,577	76,894
Dresser-Rand Group, Inc.	*	2,924	170,791
Dril-Quip, Inc.	*	880	98,648
Era Group, Inc.	*	713	20,898
Exterran Holdings, Inc.		2,465	108,164
FMC Technologies, Inc.	*	8,237	430,713
Geospace Technologies Corp.	*	1,100	72,787
Gulfmark Offshore, Inc., Class A		1,000	44,940
Halliburton Co.		33,840	1,992,838
Helix Energy Solutions Group, Inc.	*	3,853	88,542
Helmerich & Payne, Inc.		3,926	422,280
Hercules Offshore, Inc.	*	5,226	23,987
Hornbeck Offshore Services, Inc.	*	1,800	75,258
ION Geophysical Corp.	*	6,136	25,832
Key Energy Services, Inc.	*	7,257	67,055
Matrix Service Co.	*	468	15,809
McDermott International, Inc.	*†	11,704	91,525
Mitcham Industries, Inc.	*	1,100	15,334
Nabors Industries Ltd. (Bermuda)		10,988	270,854
National Oilwell Varco, Inc.		15,901	1,238,211
Newpark Resources, Inc.	*	3,484	39,892
Oceaneering International, Inc.		4,464	320,783
Oil States International, Inc.	*	2,026	199,764
Parker Drilling Co.	*	3,755	26,623
Patterson-UTI Energy, Inc.		6,712	212,636
PHI, Inc.	*	774	34,242
Pioneer Energy Services Corp.	*	2,700	34,965
Rowan Cos. plc, Class A	*	3,918	131,958
Schlumberger Ltd.		50,842	4,957,095
SEACOR Holdings, Inc.	*	713	61,617
Seadrill Ltd. (Bermuda)	†	15,030	528,455
Superior Energy Services, Inc.		9,385	288,683
Tesco Corp.	*	3,185	58,922
TETRA Technologies, Inc.	*	2,352	30,106
Tidewater, Inc.		2,250	109,395
Unit Corp.	*	1,702	111,277

			14,581,158

Food & Staples Retailing—2.0%
Andersons, Inc. (The)		1,050	62,202
Casey’s General Stores, Inc.		1,608	108,685
Costco Wholesale Corp.		16,259	1,815,805
CVS Caremark Corp.		46,129	3,453,217
Fresh Market, Inc. (The)	*†	1,489	50,030
Kroger Co. (The)		20,480	893,952
Pantry, Inc. (The)	*	1,200	18,408
PriceSmart, Inc.		1,212	122,327
Rite Aid Corp.	*	25,982	162,907
Safeway, Inc.		8,825	325,996
Spartan Stores, Inc.		808	18,754
SUPERVALU, Inc.	*	8,154	55,773
Sysco Corp.		20,649	746,048

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
United Natural Foods, Inc.	*	1,912	$135,599
Walgreen Co.		35,702	2,357,403
Wal-Mart Stores, Inc.		61,230	4,679,809
Weis Markets, Inc.		382	18,814
Whole Foods Market, Inc.		14,831	752,080

			15,777,809

Food Products—1.6%
Archer-Daniels-Midland Co.		23,265	1,009,468
B&G Foods, Inc.		4,432	133,448
Bunge Ltd.		5,710	454,002
Campbell Soup Co.	†	5,629	252,630
Chiquita Brands International, Inc.	*	2,150	26,768
ConAgra Foods, Inc.		14,190	440,316
Darling International, Inc.	*	7,139	142,923
Dean Foods Co.		3,140	48,544
Farmer Bros. Co.	*	930	18,321
Flowers Foods, Inc.		7,909	169,648
Fresh Del Monte Produce, Inc.		567	15,632
General Mills, Inc.		24,219	1,255,029
Griffin Land & Nurseries, Inc.		650	19,656
Hain Celestial Group, Inc. (The)	*	1,426	130,436
Hershey Co. (The)		5,148	537,451
Hillshire Brands Co. (The)		4,327	161,224
Hormel Foods Corp.		6,390	314,835
Ingredion, Inc.		3,164	215,405
Inventure Foods, Inc.	*	5,272	73,703
J&J Snack Foods Corp.		761	73,033
J.M. Smucker Co. (The)		4,332	421,244
Kellogg Co.		11,040	692,318
Keurig Green Mountain, Inc.		6,872	725,615
Kraft Foods Group, Inc.		22,510	1,262,811
Lancaster Colony Corp.		1,389	138,094
McCormick & Co., Inc. (Non-Voting Shares)		4,101	294,206
Mead Johnson Nutrition Co.		7,038	585,139
Mondelez International, Inc., Class A		68,748	2,375,243
Post Holdings, Inc.	*	1,156	63,719
Sanderson Farms, Inc.		864	67,815
Seaboard Corp.	*	18	47,186
Snyder’s-Lance, Inc.		1,370	38,620
Tootsie Roll Industries, Inc.	†	701	21,001
TreeHouse Foods, Inc.	*	1,256	90,419
Tyson Foods, Inc., Class A		10,231	450,266
WhiteWave Foods Co. (The), Class A	*	4,301	122,751

			12,888,919

Gas Utilities—0.2%
AGL Resources, Inc.		3,698	181,054
Atmos Energy Corp.		2,732	128,759
Chesapeake Utilities Corp.		949	59,939
Delta Natural Gas Co., Inc.		4,441	92,017
Laclede Group, Inc. (The)		1,025	48,329
National Fuel Gas Co.		3,639	254,876
New Jersey Resources Corp.		1,681	83,714
Northwest Natural Gas Co.		1,183	52,064
ONE Gas, Inc.	*	1,954	70,207
Piedmont Natural Gas Co., Inc.		2,740	96,969
Questar Corp.		7,412	176,257
South Jersey Industries, Inc.		2,014	112,965
Southwest Gas Corp.		1,252	66,919
UGI Corp.		2,720	124,059
WGL Holdings, Inc.		2,315	92,739

			1,640,867

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—2.1%
Abaxis, Inc.	*†	749	$29,121
Abbott Laboratories		59,105	2,276,134
ABIOMED, Inc.	*†	886	23,071
Alere, Inc.	*	3,011	103,428
Align Technology, Inc.	*	2,449	126,834
Analogic Corp.		593	48,691
Baxter International, Inc.		21,536	1,584,619
Becton Dickinson and Co.		7,370	862,880
Boston Scientific Corp.	*	53,699	726,010
C.R. Bard, Inc.		2,876	425,590
CareFusion Corp.	*	10,625	427,337
Cerus Corp.	*†	1,010	4,848
CONMED Corp.		1,362	59,179
Cooper Cos., Inc. (The)		1,627	223,485
Covidien plc (Ireland)		17,848	1,314,684
CryoLife, Inc.		937	9,333
Cyberonics, Inc.	*	956	62,379
Cynosure, Inc., Class A	*	314	9,200
DENTSPLY International, Inc.		5,668	260,955
DexCom, Inc.	*	4,391	181,612
Edwards Lifesciences Corp.	*	3,593	266,493
Greatbatch, Inc.	*	942	43,257
Haemonetics Corp.	*	2,314	75,413
HeartWare International, Inc.	*	664	62,270
Hill-Rom Holdings, Inc.		1,576	60,739
Hologic, Inc.	*	9,792	210,528
ICU Medical, Inc.	*	605	36,227
IDEXX Laboratories, Inc.	*	1,985	240,979
Insulet Corp.	*	2,469	117,080
Integra LifeSciences Holdings Corp.	*	1,190	54,728
Intuitive Surgical, Inc.	*	1,385	606,616
Invacare Corp.		1,333	25,420
Masimo Corp.	*	1,500	40,965
Medtronic, Inc.		38,179	2,349,536
Meridian Bioscience, Inc.		1,158	25,233
Merit Medical Systems, Inc.	*	3,149	45,031
Neogen Corp.	*	3,150	141,592
NuVasive, Inc.	*	990	38,026
OraSure Technologies, Inc.	*	1,687	13,445
ResMed, Inc.	†	6,068	271,179
RTI Surgical, Inc.	*	807	3,293
Sirona Dental Systems, Inc.	*	1,664	124,251
Spectranetics Corp.	*	1,045	31,674
St. Jude Medical, Inc.		10,767	704,054
Staar Surgical Co.	*	848	15,942
STERIS Corp.		2,777	132,602
Stryker Corp.		12,580	1,024,893
SurModics, Inc.	*	3,284	74,218
Teleflex, Inc.		1,322	141,771
Thoratec Corp.	*	2,306	82,578
Varian Medical Systems, Inc.	*	4,761	399,876
Volcano Corp.	*	1,970	38,829
West Pharmaceutical Services, Inc.		3,408	150,122
Wright Medical Group, Inc.	*	1,309	40,671
Zimmer Holdings, Inc.		5,894	557,454

			17,006,375

Health Care Providers & Services—2.3%
Aetna, Inc.		14,039	1,052,504
Air Methods Corp.	*	2,900	154,947
Almost Family, Inc.	*	422	9,748
Amedisys, Inc.	*	1,698	25,283
AmerisourceBergen Corp.		9,159	600,739

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AMN Healthcare Services, Inc.	*	1,507	$20,706
Amsurg Corp.	*	1,423	66,995
BioScrip, Inc.	*	1,095	7,643
Brookdale Senior Living, Inc.	*	4,596	154,012
Cardinal Health, Inc.		13,757	962,715
Catamaran Corp.	*	7,215	322,943
Centene Corp.	*	1,972	122,757
Chemed Corp.	†	1,162	103,941
Chindex International, Inc.	*	822	15,684
Cigna Corp.		11,100	929,403
Community Health Systems, Inc.	*	4,972	194,753
Cross Country Healthcare, Inc.	*	1,339	10,806
DaVita HealthCare Partners, Inc.	*	7,014	482,914
Express Scripts Holding Co.	*	31,121	2,336,876
Gentiva Health Services, Inc.	*	1,474	13,443
Hanger, Inc.	*	1,083	36,475
HCA Holdings, Inc.	*	10,023	526,207
Health Net, Inc.	*	3,209	109,138
HealthSouth Corp.		2,220	79,765
Healthways, Inc.	*†	1,362	23,345
Henry Schein, Inc.	*	3,652	435,939
Humana, Inc.		6,153	693,566
Kindred Healthcare, Inc.		2,148	50,306
Laboratory Corp. of America Holdings	*	3,138	308,183
Landauer, Inc.		598	27,107
LifePoint Hospitals, Inc.	*	2,149	117,228
Magellan Health Services, Inc.	*	1,400	83,090
McKesson Corp.		8,824	1,558,054
MEDNAX, Inc.	*	4,364	270,481
MWI Veterinary Supply, Inc.	*	519	80,767
National Healthcare Corp.		431	24,037
National Research Corp., Class A	*	3,750	62,212
Omnicare, Inc.		4,277	255,209
Owens & Minor, Inc.		2,434	85,263
Patterson Cos., Inc.		4,679	195,395
PharMerica Corp.	*	1,365	38,193
Quest Diagnostics, Inc.	†	6,754	391,192
Team Health Holdings, Inc.	*	3,999	178,955
Tenet Healthcare Corp.	*	4,822	206,430
U.S. Physical Therapy, Inc.		1,300	44,941
UnitedHealth Group, Inc.		38,695	3,172,603
Universal American Corp.		1,812	12,811
Universal Health Services, Inc., Class B		3,504	287,573
VCA Antech, Inc.	*	3,442	110,936
WellCare Health Plans, Inc.	*	1,500	95,280
WellPoint, Inc.		10,501	1,045,374

			18,194,867

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	81,405
athenahealth, Inc.	*	1,151	184,436
Cerner Corp.	*	11,584	651,600
HMS Holdings Corp.	*	4,230	80,582
Medidata Solutions, Inc.	*	2,616	142,153
Omnicell, Inc.	*	783	22,410
Quality Systems, Inc.		1,536	25,928

			1,188,514

Hotels, Restaurants & Leisure—2.0%
Bally Technologies, Inc.	*	1,971	130,618
Biglari Holdings, Inc.	*†	75	36,562
Bob Evans Farms, Inc.		1,465	73,294
Boyd Gaming Corp.	*	2,619	34,571
Brinker International, Inc.		2,003	105,057

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Buffalo Wild Wings, Inc.	*	867	$129,096
Carnival Corp.		17,391	658,423
Cheesecake Factory, Inc. (The)		3,444	164,038
Chipotle Mexican Grill, Inc.	*	1,138	646,441
Choice Hotels International, Inc.		1,616	74,336
Churchill Downs, Inc.		638	58,249
Cracker Barrel Old Country Store, Inc.		919	89,364
Darden Restaurants, Inc.		3,930	199,487
DineEquity, Inc.		1,079	84,238
Domino’s Pizza, Inc.		1,531	117,841
Dunkin’ Brands Group, Inc.		4,613	231,480
International Game Technology		7,153	100,571
International Speedway Corp., Class A		1,190	40,448
Interval Leisure Group, Inc.		1,886	49,300
Isle of Capri Casinos, Inc.	*	1,250	9,587
Jack in the Box, Inc.	*	2,874	169,394
Krispy Kreme Doughnuts, Inc.	*	2,573	45,619
Las Vegas Sands Corp.		15,680	1,266,630
Life Time Fitness, Inc.	*†	1,774	85,329
Marcus Corp. (The)		1,505	25,133
Marriott International, Inc., Class A		9,639	539,977
Marriott Vacations Worldwide Corp.	*	1,075	60,103
McDonald’s Corp.		37,192	3,645,932
MGM Resorts International	*	16,457	425,578
Morgans Hotel Group Co.	*	2,300	18,492
Multimedia Games Holding Co., Inc.	*	1,202	34,906
Panera Bread Co., Class A	*	1,250	220,587
Papa John’s International, Inc.		3,220	167,794
Penn National Gaming, Inc.	*	2,586	31,860
Pinnacle Entertainment, Inc.	*	1,629	38,607
Red Robin Gourmet Burgers, Inc.	*	692	49,603
Royal Caribbean Cruises Ltd.		5,925	323,268
Ruby Tuesday, Inc.	*	2,816	15,798
Scientific Games Corp., Class A	*†	2,517	34,558
Six Flags Entertainment Corp.		2,984	119,808
Sonic Corp.	*	3,730	85,007
Speedway Motorsports, Inc.		149	2,791
Starbucks Corp.		28,124	2,063,739
Starwood Hotels & Resorts Worldwide, Inc.		7,446	592,702
Texas Roadhouse, Inc.		3,070	80,066
Vail Resorts, Inc.		1,491	103,923
Wendy’s Co. (The)		11,481	104,707
Wyndham Worldwide Corp.		5,799	424,661
Wynn Resorts Ltd.		3,423	760,419
Yum! Brands, Inc.		16,971	1,279,444

			15,849,436

Household Durables—0.5%
Bassett Furniture Industries, Inc.		1,139	16,914
Beazer Homes USA, Inc.	*†	4,467	89,697
Blyth, Inc.	†	920	9,872
CSS Industries, Inc.		2,711	73,197
D.R. Horton, Inc.		8,007	173,352
Ethan Allen Interiors, Inc.		1,551	39,473
Garmin Ltd. (Switzerland)	†	4,621	255,356
Harman International Industries, Inc.		2,728	290,259
Helen of Troy Ltd. (Bermuda)	*	1,333	92,284
Hooker Furniture Corp.		4,293	67,228
Hovnanian Enterprises, Inc., Class A	*†	13,407	63,415
Jarden Corp.	*	4,381	262,115
KB Home		3,248	55,184
La-Z-Boy, Inc.		2,404	65,148
Leggett & Platt, Inc.		5,407	176,485

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lennar Corp., Class A		5,675	$224,844
M/I Homes, Inc.	*	610	13,676
MDC Holdings, Inc.		1,091	30,854
Meritage Homes Corp.	*	1,300	54,444
Mohawk Industries, Inc.	*	1,833	249,251
NACCO Industries, Inc., Class A		309	16,751
Newell Rubbermaid, Inc.		10,591	316,671
NVR, Inc.	*	112	128,464
PulteGroup, Inc.		13,539	259,813
Ryland Group, Inc. (The)		1,852	73,950
Standard Pacific Corp.	*	2,568	21,340
Tempur Sealy International, Inc.	*	1,346	68,202
Toll Brothers, Inc.	*	6,318	226,816
Tupperware Brands Corp.		2,427	203,286
Universal Electronics, Inc.	*	639	24,531
Whirlpool Corp.		2,800	418,488

			4,061,360

Household Products—1.7%
Central Garden and Pet Co., Class A	*	1,230	10,172
Church & Dwight Co., Inc.		5,138	354,882
Clorox Co. (The)		4,503	396,309
Colgate-Palmolive Co.		35,450	2,299,642
Energizer Holdings, Inc.		1,856	186,973
Kimberly-Clark Corp.		14,543	1,603,366
Procter & Gamble Co. (The)		104,012	8,383,367
WD-40 Co.		949	73,614

			13,308,325

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		26,935	384,632
Calpine Corp.	*	16,000	334,560
Dynegy, Inc.	*†	7,118	177,523
NRG Energy, Inc.		15,295	486,381

			1,383,096

Industrial Conglomerates—1.9%
3M Co.		25,792	3,498,943
Carlisle Cos., Inc.		2,452	194,542
Danaher Corp.		23,171	1,737,825
General Electric Co.		388,742	10,064,530

			15,495,840

Insurance—3.1%
ACE Ltd. (Switzerland)		12,470	1,235,278
Aflac, Inc.		18,456	1,163,466
Alleghany Corp.	*	614	250,131
Allied World Assurance Co. Holdings AG (Switzerland)		1,675	172,843
Allstate Corp. (The)		17,751	1,004,352
American Equity Investment Life Holding Co.		4,302	101,613
American Financial Group, Inc.		2,657	153,335
American International Group, Inc.		55,668	2,783,957
American National Insurance Co.		374	42,281
Aon plc (United Kingdom)		12,144	1,023,496
Arch Capital Group Ltd. (Bermuda)	*	4,284	246,501
Argo Group International Holdings Ltd. (Bermuda)		988	45,349
Arthur J. Gallagher & Co.		4,922	234,189
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	139,426
Assurant, Inc.		2,563	166,493
Assured Guaranty Ltd. (Bermuda)		7,538	190,862
Axis Capital Holdings Ltd. (Bermuda)		5,691	260,932
Baldwin & Lyons, Inc., Class B		945	24,844

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Brown & Brown, Inc.		5,036	$154,907
Chubb Corp. (The)		9,750	870,675
Cincinnati Financial Corp.		6,036	293,712
CNA Financial Corp.		1,422	60,748
CNO Financial Group, Inc.		6,600	119,460
Crawford & Co., Class B		1,891	20,631
EMC Insurance Group, Inc.		341	12,116
Employers Holdings, Inc.		2,770	56,037
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	145,233
Enstar Group Ltd. (Bermuda)	*	1,080	147,215
Erie Indemnity Co., Class A		1,023	71,364
Everest Re Group Ltd. (Bermuda)		2,228	340,995
FBL Financial Group, Inc., Class A		1,275	55,233
Fidelity National Financial, Inc., Class A		9,399	295,505
First American Financial Corp.		3,159	83,871
Genworth Financial, Inc., Class A	*	16,181	286,889
Hanover Insurance Group, Inc. (The)		2,346	144,138
Hartford Financial Services Group, Inc. (The)		15,915	561,322
HCC Insurance Holdings, Inc.		3,999	181,915
Health Insurance Innovations, Inc., Class A	*†	3,279	33,905
Hilltop Holdings, Inc.	*	1,180	28,072
Horace Mann Educators Corp.		2,000	58,000
Independence Holding Co.		1,056	14,172
Infinity Property & Casualty Corp.		810	54,780
Kansas City Life Insurance Co.		902	43,476
Kemper Corp.		1,906	74,658
Lincoln National Corp.		10,899	552,252
Loews Corp.		11,788	519,261
Markel Corp.	*	488	290,897
Marsh & McLennan Cos., Inc.		20,404	1,005,917
MBIA, Inc.	*	5,212	72,916
Mercury General Corp.		1,109	49,994
MetLife, Inc.		32,565	1,719,432
Montpelier Re Holdings Ltd. (Bermuda)		3,734	111,124
Navigators Group, Inc. (The)	*	938	57,584
Old Republic International Corp.		10,195	167,198
PartnerRe Ltd. (Bermuda)		2,300	238,050
Phoenix Cos., Inc. (The)	*	210	10,868
Platinum Underwriters Holdings Ltd. (Bermuda)		2,206	132,581
Principal Financial Group, Inc.		10,891	500,877
ProAssurance Corp.		2,054	91,465
Progressive Corp. (The)		23,937	579,754
Protective Life Corp.		3,130	164,607
Prudential Financial, Inc.		17,092	1,446,838
Reinsurance Group of America, Inc.		2,454	195,412
RenaissanceRe Holdings Ltd. (Bermuda)		2,164	211,206
RLI Corp.	†	2,328	102,991
Safety Insurance Group, Inc.		850	45,773
Selective Insurance Group, Inc.		2,122	49,485
StanCorp Financial Group, Inc.		2,460	164,328
State Auto Financial Corp.		488	10,399
Stewart Information Services Corp.		1,239	43,526
Torchmark Corp.		4,030	317,161
Travelers Cos., Inc. (The)		13,074	1,112,597
United Fire Group, Inc.		1,250	37,938
Unum Group		12,054	425,627
Validus Holdings Ltd. (Bermuda)		3,553	133,984
W.R. Berkley Corp.		2,501	104,092
White Mountains Insurance Group Ltd.		300	179,970

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
XL Group plc (Ireland)		9,901	$309,406

			24,603,887

Internet & Catalog Retail—1.2%
1-800-Flowers.com, Inc., Class A	*	793	4,465
Amazon.com, Inc.	*	13,867	4,666,523
Expedia, Inc.		3,588	260,130
FTD Cos., Inc.	*	501	15,937
Groupon, Inc.	*†	19,947	156,384
HomeAway, Inc.	*	4,242	159,796
HSN, Inc.		1,886	112,651
Liberty Interactive Corp., Series A	*	21,689	626,161
Liberty Ventures, Series A	*	1,648	214,784
Netflix, Inc.	*	1,859	654,424
Orbitz Worldwide, Inc.	*	4,023	31,540
Overstock.com, Inc.	*†	770	15,169
priceline.com, Inc.	*	1,941	2,313,458
Shutterfly, Inc.	*	2,976	127,016
TripAdvisor, Inc.	*	4,347	393,795

			9,752,233

Internet Software & Services—2.9%
Akamai Technologies, Inc.	*	7,479	435,353
Angie’s List, Inc.	*†	1,166	14,202
AOL, Inc.	*	3,989	174,599
Blucora, Inc.	*	1,323	26,050
Brightcove, Inc.	*	3,636	35,742
Conversant, Inc.	*†	4,058	114,233
CoStar Group, Inc.	*	1,152	215,124
Dealertrack Technologies, Inc.	*	1,800	88,542
Digital River, Inc.	*	1,627	28,359
EarthLink Holdings Corp.		5,814	20,989
eBay, Inc.	*	49,126	2,713,720
Equinix, Inc.	*	1,616	298,701
Facebook, Inc., Class A	*	64,318	3,874,516
Google, Inc., Class A	*	10,199	11,366,887
IAC/InterActiveCorp		2,481	177,119
Internap Network Services Corp.	*	1,297	9,183
j2 Global, Inc.		1,614	80,781
LinkedIn Corp., Class A	*	3,488	645,071
LivePerson, Inc.	*	3,333	40,229
Marin Software, Inc.	*†	3,014	31,858
Monster Worldwide, Inc.	*	4,681	35,014
Move, Inc.	*	1,840	21,270
Net Element International, Inc.	*†	5,378	18,662
NIC, Inc.		2,450	47,309
OpenTable, Inc.	*	1,772	136,320
Pandora Media, Inc.	*	5,054	153,237
Rackspace Hosting, Inc.	*	6,130	201,187
RealNetworks, Inc.	*	1,461	11,074
Stamps.com, Inc.	*	1,050	35,238
support.com, Inc.	*	1,562	3,983
Trulia, Inc.	*†	998	33,134
Twitter, Inc.	*†	3,320	154,944
United Online, Inc.		358	4,138
Unwired Planet, Inc.	*	2,763	5,996
VeriSign, Inc.	*	4,905	264,429
Vistaprint NV (Netherlands)	*†	2,666	131,220
Web.com Group, Inc.	*	2,467	83,952
WebMD Health Corp.	*	2,106	87,188
XO Group, Inc.	*	2,304	23,363
Yahoo!, Inc.	*	33,133	1,189,475
Yelp, Inc.	*	985	75,776
Zillow, Inc., Class A	*†	1,791	157,787

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zix Corp.	*	1,015	$4,202

			23,270,156

IT Services—3.4%
Accenture plc, Class A (Ireland)		23,994	1,912,802
Acxiom Corp.	*	3,451	118,697
Alliance Data Systems Corp.	*	1,955	532,640
Amdocs Ltd.		6,782	315,092
Automatic Data Processing, Inc.		18,052	1,394,698
Broadridge Financial Solutions, Inc.		5,748	213,481
CACI International, Inc., Class A	*	1,198	88,412
Cardtronics, Inc.	*	3,545	137,723
CIBER, Inc.	*	2,444	11,194
Cognizant Technology Solutions Corp., Class A	*	22,254	1,126,275
Computer Sciences Corp.		5,963	362,670
Convergys Corp.		5,933	129,992
CoreLogic, Inc.	*	3,159	94,896
CSG Systems International, Inc.		2,153	56,064
DST Systems, Inc.		2,122	201,144
Euronet Worldwide, Inc.	*	1,056	43,919
Fidelity National Information Services, Inc.		10,986	587,202
Fiserv, Inc.	*	10,252	581,186
FleetCor Technologies, Inc.	*	2,714	312,381
Forrester Research, Inc.		963	34,524
Gartner, Inc.	*	3,107	215,750
Genpact Ltd. (Bermuda)	*	6,727	117,184
Global Payments, Inc.		3,238	230,254
Hackett Group, Inc. (The)		1,140	6,817
Heartland Payment Systems, Inc.	†	3,370	139,687
iGATE Corp.	*	1,397	44,061
International Business Machines Corp.		37,471	7,212,793
Jack Henry & Associates, Inc.		3,591	200,234
Leidos Holdings, Inc.	†	2,132	75,409
Lionbridge Technologies, Inc.	*	1,165	7,817
ManTech International Corp., Class A		1,217	35,792
MasterCard, Inc., Class A		44,282	3,307,865
MAXIMUS, Inc.		4,208	188,771
ModusLink Global Solutions, Inc.	*	1,007	4,260
MoneyGram International, Inc.	*	468	8,260
NeuStar, Inc., Class A	*†	3,140	102,081
Paychex, Inc.		11,720	499,272
Sapient Corp.	*	4,150	70,799
Science Applications International Corp.		1,218	45,541
Sykes Enterprises, Inc.	*	1,423	28,275
Syntel, Inc.	*	1,554	139,705
TeleTech Holdings, Inc.	*	2,738	67,108
Teradata Corp.	*	5,364	263,855
Total System Services, Inc.		6,935	210,893
Unisys Corp.	*	1,371	41,761
VeriFone Systems, Inc.	*	3,103	104,943
Visa, Inc., Class A		19,888	4,293,024
Western Union Co. (The)		23,068	377,392
WEX, Inc.	*	1,750	166,338
Xerox Corp.		44,371	501,392

			26,962,325

Leisure Products—0.2%
Arctic Cat, Inc.		689	32,927
Brunswick Corp.		3,797	171,966
Callaway Golf Co.		2,881	29,444
Hasbro, Inc.		4,899	272,482
JAKKS Pacific, Inc.	†	765	5,523

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
LeapFrog Enterprises, Inc.	*†	1,261	$9,458
Mattel, Inc.		13,029	522,593
Polaris Industries, Inc.		2,406	336,142
Sturm Ruger & Co., Inc.	†	1,052	62,910

			1,443,445

Life Sciences Tools & Services—0.7%
Affymetrix, Inc.	*	2,525	18,003
Agilent Technologies, Inc.		13,260	741,499
Bio-Rad Laboratories, Inc., Class A	*	623	79,819
Bruker Corp.	*	4,987	113,654
Cambrex Corp.	*	1,258	23,739
Charles River Laboratories International, Inc.	*	2,755	166,237
Covance, Inc.	*	2,839	294,972
Furiex Pharmaceuticals, Inc.	*	394	34,278
Illumina, Inc.	*†	4,535	674,173
Luminex Corp.	*	1,070	19,378
Mettler-Toledo International, Inc.	*	913	215,176
PAREXEL International Corp.	*	2,306	124,732
PerkinElmer, Inc.		5,266	237,286
QIAGEN NV (Netherlands)	*	6,882	145,141
Sequenom, Inc.	*†	19,756	48,402
Techne Corp.		1,736	148,202
Thermo Fisher Scientific, Inc.		14,634	1,759,592
Waters Corp.	*	3,591	389,300

			5,233,583

Machinery—2.2%
Actuant Corp., Class A		2,022	69,051
AGCO Corp.		3,068	169,231
Albany International Corp., Class A		1,437	51,071
American Railcar Industries, Inc.	†	1,200	84,036
Ampco-Pittsburgh Corp.		613	11,567
Astec Industries, Inc.		821	36,050
Barnes Group, Inc.		2,018	77,632
Blount International, Inc.	*	1,532	18,231
Briggs & Stratton Corp.		1,822	40,539
Caterpillar, Inc.		24,443	2,428,901
Chart Industries, Inc.	*	1,070	85,118
CIRCOR International, Inc.		711	52,138
CLARCOR, Inc.		2,354	135,002
Colfax Corp.	*	3,666	261,496
Crane Co.		2,467	175,527
Cummins, Inc.		7,207	1,073,771
Deere & Co.		14,974	1,359,639
Donaldson Co., Inc.		4,058	172,059
Dover Corp.		5,761	470,962
EnPro Industries, Inc.	*	981	71,289
ESCO Technologies, Inc.		1,222	43,002
Federal Signal Corp.	*	2,159	32,169
Flowserve Corp.		5,994	469,570
FreightCar America, Inc.		900	20,916
Gerber Scientific, Inc.	*†‡d	1,608	—
Graco, Inc.		2,883	215,475
Harsco Corp.		3,646	85,426
Hurco Cos., Inc.		300	8,004
Hyster-Yale Materials Handling, Inc.		618	60,255
IDEX Corp.		3,304	240,829
Illinois Tool Works, Inc.		13,130	1,067,863
Ingersoll-Rand plc (Ireland)		11,284	645,896
ITT Corp.		2,488	106,387
John Bean Technologies Corp.		1,164	35,968
Joy Global, Inc.	†	4,237	245,746

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kadant, Inc.		721	$26,295
Kennametal, Inc.		3,196	141,583
Lincoln Electric Holdings, Inc.		3,754	270,326
Lindsay Corp.	†	808	71,249
Manitowoc Co., Inc. (The)		5,044	158,634
Meritor, Inc.	*	2,791	34,190
Middleby Corp. (The)	*	984	259,983
Mueller Industries, Inc.		3,184	95,488
Mueller Water Products, Inc., Class A		3,000	28,500
Navistar International Corp.	*†	2,436	82,507
Nordson Corp.		3,044	214,572
Oshkosh Corp.		2,868	168,839
PACCAR, Inc.		13,455	907,405
Pall Corp.		3,831	342,760
Parker Hannifin Corp.		5,068	606,690
Pentair Ltd. (Registered) (Switzerland)		7,818	620,280
Snap-on, Inc.		2,419	274,508
SPX Corp.		2,157	212,055
Standex International Corp.		724	38,792
Stanley Black & Decker, Inc.		5,209	423,179
Tennant Co.		1,280	83,994
Terex Corp.		4,124	182,693
Timken Co. (The)		3,702	217,604
Titan International, Inc.	†	1,356	25,750
Toro Co. (The)		2,040	128,908
TriMas Corp.	*	3,917	130,044
Trinity Industries, Inc.		3,051	219,886
Valmont Industries, Inc.	†	1,162	172,952
Wabash National Corp.	*	6,441	88,628
WABCO Holdings, Inc.	*	2,354	248,488
Wabtec Corp.		3,474	269,235
Watts Water Technologies, Inc., Class A		1,225	71,895
Woodward, Inc.		2,448	101,665
Xylem, Inc.		7,149	260,367

			17,300,760

Marine—0.0%
Kirby Corp.	*	2,358	238,747
Matson, Inc.		1,466	36,196

			274,943

Media—3.6%
AMC Networks, Inc., Class A	*	2,261	165,257
Cablevision Systems Corp., Class A	†	9,044	152,572
CBS Corp. (Non-Voting Shares), Class B		23,813	1,471,643
Charter Communications, Inc., Class A	*	2,812	346,438
Cinemark Holdings, Inc.		3,727	108,120
Clear Channel Outdoor Holdings, Inc., Class A		2,500	22,775
Comcast Corp., Class A		99,122	4,958,082
Crown Media Holdings, Inc., Class A	*	5,899	22,652
Cumulus Media, Inc., Class A	*	2,174	15,022
DIRECTV	*	18,126	1,385,189
Discovery Communications, Inc., Class A	*	9,058	749,097
DISH Network Corp., Class A	*	9,231	574,261
DreamWorks Animation SKG, Inc., Class A	*†	1,300	34,515
Entercom Communications Corp., Class A	*	2,183	21,983
Entravision Communications Corp., Class A		2,852	19,108
EW Scripps Co. (The), Class A	*	1,204	21,335
Gannett Co., Inc.		7,301	201,508
Harte-Hanks, Inc.		3,119	27,572
Interpublic Group of Cos., Inc. (The)		17,203	294,859

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
John Wiley & Sons, Inc., Class A		2,491	$143,581
Journal Communications, Inc., Class A	*	3,900	34,554
Lamar Advertising Co., Class A	*	3,479	177,394
Liberty Global plc, Series A (United Kingdom)	*	13,767	572,707
Liberty Global plc, Series C (United Kingdom)	*	15,743	640,898
Liberty Media Corp., Series A	*	3,556	464,876
Lions Gate Entertainment Corp.	†	5,038	134,666
Live Nation Entertainment, Inc.	*	5,485	119,299
Madison Square Garden Co. (The), Class A	*	2,261	128,380
McClatchy Co. (The), Class A	*†	2,444	15,690
Meredith Corp.		2,083	96,714
National CineMedia, Inc.		2,226	33,390
New York Times Co. (The), Class A		5,682	97,276
News Corp., Class A	*	17,563	302,435
Nexstar Broadcasting Group, Inc., Class A		902	33,843
Omnicom Group, Inc.		9,924	720,482
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	51,239
Salem Communications Corp., Class A		850	8,492
Scholastic Corp.		1,845	63,616
Scripps Networks Interactive, Inc., Class A		3,612	274,187
Sinclair Broadcast Group, Inc., Class A	†	2,049	55,507
Sirius XM Holdings, Inc.	*†	109,168	349,338
Starz, Class A	*	4,301	138,836
Thomson Reuters Corp.		13,044	446,105
Time Warner Cable, Inc.		10,867	1,490,735
Time Warner, Inc.		35,102	2,293,214
Twenty-First Century Fox, Inc., Class A		74,643	2,386,337
Viacom, Inc., Class B		17,970	1,527,270
Walt Disney Co. (The)		68,071	5,450,445
World Wrestling Entertainment, Inc., Class A	†	1,030	29,746

			28,873,240

Metals & Mining—0.7%
AK Steel Holding Corp.	*†	5,009	36,165
Alcoa, Inc.		42,614	548,442
Allegheny Technologies, Inc.		3,760	141,677
Allied Nevada Gold Corp.	*†	3,041	13,107
AMCOL International Corp.		1,186	54,295
Carpenter Technology Corp.		1,882	124,287
Century Aluminum Co.	*	865	11,427
Cliffs Natural Resources, Inc.	†	4,448	91,006
Coeur Mining, Inc.	*	7,315	67,956
Commercial Metals Co.		4,080	77,030
Compass Minerals International, Inc.		1,915	158,026
Freeport-McMoRan Copper & Gold, Inc.		40,638	1,343,899
Hecla Mining Co.	†	20,609	63,270
Kaiser Aluminum Corp.		2,266	161,838
Materion Corp.		1,122	38,069
Molycorp, Inc.	*†	7,253	34,017
Newmont Mining Corp.		16,854	395,058
Nucor Corp.		10,963	554,070
Paramount Gold and Silver Corp.	*†	26,200	32,226
Reliance Steel & Aluminum Co.		2,966	209,578
Royal Gold, Inc.		2,286	143,149
RTI International Metals, Inc.	*	1,363	37,864
Schnitzer Steel Industries, Inc., Class A		693	19,993
Southern Copper Corp.		7,739	225,282
Steel Dynamics, Inc.		8,080	143,743
Stillwater Mining Co.	*	3,727	55,197

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SunCoke Energy, Inc.	*	1,473	$33,643
Tahoe Resources, Inc.	*	5,318	112,476
United States Steel Corp.	†	5,607	154,809
Walter Energy, Inc.	†	1,840	13,910
Worthington Industries, Inc.		3,575	136,744

			5,232,253

Multiline Retail—0.6%
Big Lots, Inc.	*	1,874	70,968
Dillard’s, Inc., Class A		1,535	141,834
Dollar General Corp.	*	12,040	667,979
Dollar Tree, Inc.	*	8,356	436,016
Family Dollar Stores, Inc.		3,743	217,132
Fred’s, Inc., Class A		1,781	32,076
J.C. Penney Co., Inc.	*†	7,928	68,339
Kohl’s Corp.		7,696	437,133
Macy’s, Inc.		14,423	855,140
Nordstrom, Inc.		6,080	379,696
Sears Holdings Corp.	*†	2,729	130,337
Target Corp.		23,009	1,392,275
Tuesday Morning Corp.	*	1,816	25,696

			4,854,621

Multi-Utilities—1.0%
Alliant Energy Corp.		4,491	255,134
Ameren Corp.		8,429	347,275
Avista Corp.		1,759	53,913
Black Hills Corp.		2,041	117,664
CenterPoint Energy, Inc.		16,026	379,656
CMS Energy Corp.		11,539	337,862
Consolidated Edison, Inc.		10,976	588,862
Dominion Resources, Inc.		21,301	1,512,158
DTE Energy Co.		5,654	420,036
Integrys Energy Group, Inc.		3,108	185,392
MDU Resources Group, Inc.		7,657	262,712
NiSource, Inc.		10,893	387,028
NorthWestern Corp.		1,449	68,726
PG&E Corp.		17,518	756,778
Public Service Enterprise Group, Inc.		17,215	656,580
SCANA Corp.		4,791	245,874
Sempra Energy		9,100	880,516
TECO Energy, Inc.	†	7,797	133,719
Vectren Corp.		3,706	145,979
Wisconsin Energy Corp.		9,128	424,908

			8,160,772

Oil, Gas & Consumable Fuels—7.4%
Adams Resources & Energy, Inc.		1,006	58,268
Alpha Natural Resources, Inc.	*†	8,351	35,492
Anadarko Petroleum Corp.		18,954	1,606,541
Apache Corp.		15,202	1,261,006
Apco Oil and Gas International, Inc.	*	1,181	17,065
Arch Coal, Inc.	†	7,214	34,771
Bill Barrett Corp.	*	5,171	132,378
Bonanza Creek Energy, Inc.	*	2,837	125,963
BPZ Resources, Inc.	*†	4,003	12,730
Cabot Oil & Gas Corp.		16,664	564,576
Callon Petroleum Co.	*	779	6,520
Carrizo Oil & Gas, Inc.	*	1,800	96,228
Cheniere Energy, Inc.	*	8,492	470,032
Chesapeake Energy Corp.		20,459	524,160
Chevron Corp.		73,351	8,722,167
Cimarex Energy Co.		3,372	401,639
Clayton Williams Energy, Inc.	*	550	62,155
Cobalt International Energy, Inc.	*	13,233	242,429

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Comstock Resources, Inc.		1,735	$39,645
Concho Resources, Inc.	*	3,943	483,017
ConocoPhillips		46,362	3,261,567
CONSOL Energy, Inc.		7,662	306,097
Contango Oil & Gas Co.	*	400	19,096
Continental Resources, Inc.	*†	2,212	274,885
Denbury Resources, Inc.		16,015	262,646
Devon Energy Corp.		14,461	967,875
Emerald Oil, Inc.	*	4,541	30,516
Energen Corp.		2,644	213,662
Energy XXI Bermuda Ltd. (Bermuda)	†	3,270	77,074
EOG Resources, Inc.		10,198	2,000,542
EQT Corp.		5,288	512,777
EXCO Resources, Inc.	†	10,900	61,040
Exxon Mobil Corp.		168,839	16,492,194
Forest Oil Corp.	*	3,820	7,296
FX Energy, Inc.	*†	3,496	11,677
Gastar Exploration, Inc.	*	11,611	63,512
Golar LNG Ltd. (Bermuda)	†	3,300	137,577
Goodrich Petroleum Corp.	*†	1,566	24,774
Gulfport Energy Corp.	*	3,188	226,922
Halcon Resources Corp.	*†	5,474	23,702
Hess Corp.		11,260	933,229
HollyFrontier Corp.		7,651	364,035
Kinder Morgan, Inc.		25,064	814,329
Kodiak Oil & Gas Corp.	*	13,664	165,881
L&L Energy, Inc.	*†‡	8,563	7,193
Magnum Hunter Resources Corp.	*	8,937	75,964
Marathon Oil Corp.		25,577	908,495
Marathon Petroleum Corp.		12,128	1,055,621
Murphy Oil Corp.		8,206	515,829
Newfield Exploration Co.	*	3,712	116,408
Noble Energy, Inc.		13,077	928,990
Oasis Petroleum, Inc.	*	3,200	133,536
Occidental Petroleum Corp.		30,429	2,899,579
ONEOK, Inc.		7,816	463,098
PDC Energy, Inc.	*	1,250	77,825
Peabody Energy Corp.		10,624	173,596
Penn Virginia Corp.	*†	13,955	244,073
PetroQuest Energy, Inc.	*	3,346	19,072
Phillips 66		23,728	1,828,480
Pioneer Natural Resources Co.		5,081	950,858
QEP Resources, Inc.		7,412	218,209
Quicksilver Resources, Inc.	*†	3,960	10,415
Range Resources Corp.		5,516	457,663
Rentech, Inc.	*	38,127	72,441
Rosetta Resources, Inc.	*	3,400	158,372
SandRidge Energy, Inc.	*†	26,990	165,719
Scorpio Tankers, Inc. (Monaco)		12,382	123,449
SemGroup Corp., Class A		2,433	159,799
Ship Finance International Ltd. (Norway)	†	3,352	60,235
SM Energy Co.		2,262	161,258
Southwestern Energy Co.	*	12,344	567,947
Spectra Energy Corp.		23,691	875,146
Stone Energy Corp.	*	1,208	50,700
Swift Energy Co.	*†	1,142	12,288
Targa Resources Corp.		1,879	186,510
Teekay Corp. (Bermuda)		1,691	95,102
Tesoro Corp.		6,597	333,742
Ultra Petroleum Corp.	*†	7,839	210,791
Uranium Energy Corp. (Canada)	*†	16,570	21,872
VAALCO Energy, Inc.	*	3,800	32,490
Valero Energy Corp.		20,375	1,081,912

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Warren Resources, Inc.	*	3,600	$17,280
Western Refining, Inc.	†	2,500	96,500
Whiting Petroleum Corp.	*	4,736	328,631
Williams Cos., Inc. (The)		26,127	1,060,234
World Fuel Services Corp.		1,920	84,672
WPX Energy, Inc.	*	8,069	145,484

			59,337,165

Paper & Forest Products—0.2%
Clearwater Paper Corp.	*	924	57,907
Deltic Timber Corp.		724	47,227
Domtar Corp. (Canada)		1,388	155,761
International Paper Co.		17,689	811,571
KapStone Paper and Packaging Corp.	*	5,716	164,850
Louisiana-Pacific Corp.	*	4,396	74,161
Neenah Paper, Inc.		652	33,721
P.H. Glatfelter Co.		1,740	47,363
Schweitzer-Mauduit International, Inc.		1,448	61,670
Wausau Paper Corp.		1,903	24,225

			1,478,456

Personal Products—0.2%
Avon Products, Inc.		14,351	210,098
Elizabeth Arden, Inc.	*	1,017	30,012
Estee Lauder Cos., Inc. (The), Class A		9,518	636,564
Herbalife Ltd.	†	3,985	228,221
Medifast, Inc.	*	734	21,352
Nu Skin Enterprises, Inc., Class A		2,249	186,330
USANA Health Sciences, Inc.	*†	593	44,676

			1,357,253

Pharmaceuticals—5.2%
AbbVie, Inc.		60,297	3,099,266
AcelRx Pharmaceuticals, Inc.	*†	3,645	43,776
Actavis plc	*	6,415	1,320,528
Alimera Sciences, Inc.	*†	6,205	48,957
Allergan, Inc.		11,483	1,425,040
AVANIR Pharmaceuticals, Inc., Class A	*	19,069	69,983
Bristol-Myers Squibb Co.		62,078	3,224,952
Eli Lilly & Co.		37,950	2,233,737
Endo International plc (Ireland)	*	5,226	358,765
Forest Laboratories, Inc.	*	10,034	925,837
Forest Laboratories, Inc.	*‡	1,998	1,099
Hi-Tech Pharmacal Co., Inc.	*	862	37,350
Hospira, Inc.	*	5,415	234,199
Impax Laboratories, Inc.	*	6,278	165,865
Jazz Pharmaceuticals plc (Ireland)	*	1,945	269,733
Johnson & Johnson		107,288	10,538,900
Mallinckrodt plc (Ireland)	*	1,947	123,459
Medicines Co. (The)	*	2,018	57,352
Merck & Co., Inc.		114,082	6,476,435
Mylan, Inc.	*	14,632	714,481
Nektar Therapeutics	*	7,926	96,063
Pacira Pharmaceuticals, Inc.	*	2,705	189,323
Perrigo Co. plc (Ireland)		4,566	706,178
Pfizer, Inc.		252,722	8,117,431
Pozen, Inc.	*	1,014	8,112
Questcor Pharmaceuticals, Inc.	†	2,231	144,859
Salix Pharmaceuticals Ltd.	*	2,346	243,069
Sciclone Pharmaceuticals, Inc.	*	1,700	7,735
Vivus, Inc.	*†	1,630	9,682
XenoPort, Inc.	*	1,939	10,025
Zoetis, Inc.		19,148	554,143

			41,456,334

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Professional Services—0.4%
Acacia Research Corp.	†	2,593	$39,621
Advisory Board Co. (The)	*	1,900	122,075
Barrett Business Services, Inc.		1,310	78,037
CDI Corp.		1,131	19,397
Corporate Executive Board Co. (The)		1,507	111,865
CRA International, Inc.	*	986	21,662
Dun & Bradstreet Corp. (The)		1,546	153,595
Equifax, Inc.		4,141	281,712
FTI Consulting, Inc.	*	1,735	57,845
Heidrick & Struggles International, Inc.		865	17,361
Huron Consulting Group, Inc.	*	988	62,620
IHS, Inc., Class A	*	2,723	330,845
Insperity, Inc.		1,143	35,410
Kelly Services, Inc., Class A		1,173	27,835
Kforce, Inc.		297	6,332
Korn/Ferry International	*	1,624	48,347
Manpowergroup, Inc.		3,593	283,236
Navigant Consulting, Inc.	*	2,313	43,161
Nielsen Holdings NV		8,545	381,363
On Assignment, Inc.	*	1,243	47,967
Resources Connection, Inc.		2,060	29,025
Robert Half International, Inc.		3,922	164,528
Towers Watson & Co., Class A		2,923	333,368
TrueBlue, Inc.	*	2,485	72,711
Verisk Analytics, Inc., Class A	*	5,615	336,675

			3,106,593

Real Estate Investment Trusts (REITs)—3.3%
Acadia Realty Trust REIT		1,368	36,088
Agree Realty Corp. REIT		814	24,754
Alexander’s, Inc. REIT		78	28,157
Alexandria Real Estate Equities, Inc. REIT		3,569	258,967
American Campus Communities, Inc. REIT		5,228	195,266
American Capital Agency Corp. REIT		11,950	256,805
American Realty Capital Properties, Inc. REIT		16,798	235,508
American Tower Corp. REIT		15,051	1,232,225
AmREIT, Inc. REIT		6,445	106,794
Annaly Capital Management, Inc. REIT		37,828	414,973
Anworth Mortgage Asset Corp. REIT		12,920	64,083
Apartment Investment & Management Co., Class A REIT		5,659	171,015
Armada Hoffler Properties, Inc. REIT		2,694	27,048
ARMOUR Residential REIT, Inc. REIT	†	15,586	64,214
Ashford Hospitality Prime, Inc. REIT		840	12,701
Ashford Hospitality Trust, Inc. REIT		4,200	47,334
Associated Estates Realty Corp. REIT		5,662	95,914
AvalonBay Communities, Inc. REIT		5,028	660,277
BioMed Realty Trust, Inc. REIT		6,210	127,243
Boston Properties, Inc. REIT		5,462	625,563
Brandywine Realty Trust REIT		6,105	88,278
BRE Properties, Inc. REIT		2,433	152,744
Camden Property Trust REIT		4,497	302,828
Capstead Mortgage Corp. REIT	†	2,400	30,384
CBL & Associates Properties, Inc. REIT		7,509	133,285
Cedar Realty Trust, Inc. REIT		10,942	66,856
Chambers Street Properties REIT	†	6,657	51,725
Chatham Lodging Trust REIT		3,723	75,279
Chimera Investment Corp. REIT		42,645	130,494
Colony Financial, Inc. REIT		7,422	162,913
CommonWealth REIT REIT		2,285	60,096
Corporate Office Properties Trust REIT		1,904	50,723

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Corrections Corp. of America REIT		5,829	$182,564
Cousins Properties, Inc. REIT		2,489	28,549
Crown Castle International Corp. REIT		12,722	938,629
CubeSmart REIT		8,821	151,368
DCT Industrial Trust, Inc. REIT		6,576	51,819
DDR Corp. REIT		10,035	165,377
DiamondRock Hospitality Co. REIT		4,047	47,552
Digital Realty Trust, Inc. REIT	†	5,165	274,158
Douglas Emmett, Inc. REIT		4,212	114,314
Duke Realty Corp. REIT		14,966	252,626
DuPont Fabros Technology, Inc. REIT		4,666	112,311
EastGroup Properties, Inc. REIT		1,538	96,756
Ellington Residential Mortgage REIT REIT		2,341	39,610
EPR Properties REIT	†	2,733	145,915
Equity Lifestyle Properties, Inc. REIT		2,280	92,682
Equity One, Inc. REIT		2,619	58,508
Equity Residential REIT		14,255	826,647
Essex Property Trust, Inc. REIT		1,723	292,996
Excel Trust, Inc. REIT		9,005	114,183
Extra Space Storage, Inc. REIT		3,500	169,785
Federal Realty Investment Trust REIT		2,295	263,282
FelCor Lodging Trust, Inc. REIT		14,860	134,334
First Industrial Realty Trust, Inc. REIT		6,729	130,004
First Potomac Realty Trust REIT		1,628	21,034
Franklin Street Properties Corp. REIT		2,200	27,720
Gaming and Leisure Properties, Inc. REIT		3,091	112,698
General Growth Properties, Inc. REIT		21,432	471,504
Geo Group, Inc. (The) REIT		2,829	91,207
Getty Realty Corp. REIT		1,747	33,001
Glimcher Realty Trust REIT		9,231	92,587
Government Properties Income Trust REIT		3,576	90,115
Gramercy Property Trust, Inc. REIT	†	10,832	55,893
Hatteras Financial Corp. REIT		1,935	36,475
HCP, Inc. REIT		16,845	653,418
Health Care REIT, Inc. REIT		10,498	625,681
Healthcare Realty Trust, Inc. REIT		1,881	45,426
Highwoods Properties, Inc. REIT		2,393	91,915
Home Properties, Inc. REIT		1,390	83,567
Hospitality Properties Trust REIT		2,923	83,949
Host Hotels & Resorts, Inc. REIT		29,698	601,088
Inland Real Estate Corp. REIT		2,302	24,286
Invesco Mortgage Capital, Inc. REIT		3,087	50,843
Investors Real Estate Trust REIT		2,989	26,841
iStar Financial, Inc. REIT	*	7,235	106,789
Kilroy Realty Corp. REIT		3,732	218,621
Kimco Realty Corp. REIT		15,341	335,661
Kite Realty Group Trust REIT		2,654	15,924
LaSalle Hotel Properties REIT		6,253	195,781
Lexington Realty Trust REIT		9,308	101,550
Liberty Property Trust REIT		3,372	124,629
LTC Properties, Inc. REIT		2,385	89,748
Macerich Co. (The) REIT		5,275	328,791
Mack-Cali Realty Corp. REIT		2,488	51,726
Medical Properties Trust, Inc. REIT		9,571	122,413
MFA Financial, Inc. REIT		10,801	83,708
Mid-America Apartment Communities, Inc. REIT		1,946	132,853
Monmouth Real Estate Investment Corp., Class A REIT		3,275	31,243
National Health Investors, Inc. REIT		979	59,190
National Retail Properties, Inc. REIT	†	2,356	80,858
New York Mortgage Trust, Inc. REIT	†	8,120	63,174

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NorthStar Realty Finance Corp. REIT		14,274	$230,382
Omega Healthcare Investors, Inc. REIT	†	4,100	137,432
Parkway Properties, Inc. REIT		5,570	101,652
Pebblebrook Hotel Trust REIT		4,976	168,040
Pennsylvania Real Estate Investment Trust REIT		1,510	27,255
PennyMac Mortgage Investment Trust REIT		6,735	160,966
Piedmont Office Realty Trust, Inc., Class A REIT		3,057	52,428
Plum Creek Timber Co., Inc. REIT		6,990	293,860
Post Properties, Inc. REIT		2,078	102,030
Potlatch Corp. REIT		1,618	62,600
Prologis, Inc. REIT		18,429	752,456
PS Business Parks, Inc. REIT		599	50,088
Public Storage REIT		5,376	905,802
RAIT Financial Trust REIT		7,882	66,918
Ramco-Gershenson Properties Trust REIT		1,275	20,782
Rayonier, Inc. REIT		5,004	229,734
Realty Income Corp. REIT	†	6,943	283,691
Redwood Trust, Inc. REIT	†	1,008	20,442
Regency Centers Corp. REIT		2,745	140,160
Retail Opportunity Investments Corp. REIT		7,505	112,125
RLJ Lodging Trust REIT		4,345	116,185
Rouse Properties, Inc. REIT	†	579	9,982
Ryman Hospitality Properties, Inc. REIT	†	2,005	85,253
Sabra Health Care REIT, Inc. REIT		694	19,356
Saul Centers, Inc. REIT		987	46,744
Senior Housing Properties Trust REIT		3,680	82,690
Silver Bay Realty Trust Corp. REIT		489	7,589
Simon Property Group, Inc. REIT		11,684	1,916,176
SL Green Realty Corp. REIT		3,603	362,534
Sovran Self Storage, Inc. REIT		1,269	93,208
Spirit Realty Capital, Inc. REIT		14,667	161,044
Starwood Property Trust, Inc. REIT		8,338	196,693
Starwood Waypoint Residential Trust REIT	*	1,667	47,993
Strategic Hotels & Resorts, Inc. REIT	*	13,392	136,464
Sun Communities, Inc. REIT		1,061	47,840
Sunstone Hotel Investors, Inc. REIT		5,275	72,426
Tanger Factory Outlet Centers, Inc. REIT		2,442	85,470
Taubman Centers, Inc. REIT		2,083	147,456
Terreno Realty Corp. REIT		4,464	84,414
Two Harbors Investment Corp. REIT		10,028	102,787
UDR, Inc. REIT		12,278	317,141
Universal Health Realty Income Trust REIT		1,333	56,306
Ventas, Inc. REIT		10,699	648,038
Vornado Realty Trust REIT		7,263	715,841
Washington Real Estate Investment Trust REIT		1,834	43,796
Weingarten Realty Investors REIT		3,474	104,220
Weyerhaeuser Co. REIT		21,444	629,381
WP Carey, Inc. REIT	†	1,831	109,988
ZAIS Financial Corp. REIT		1,699	28,305

			26,530,573

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.		1,466	62,393
CBRE Group, Inc., Class A	*	9,507	260,777
Forest City Enterprises, Inc., Class A	*	9,240	176,484
Forestar Group, Inc.	*	1,502	26,736
Howard Hughes Corp. (The)	*	1,716	244,890

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Jones Lang LaSalle, Inc.		1,311	$155,353
Realogy Holdings Corp.	*	5,690	247,231
St. Joe Co. (The)	*†	3,582	68,954
Tejon Ranch Co.	*	858	29,026

			1,271,844

Road & Rail—1.0%
AMERCO		434	100,740
Arkansas Best Corp.		903	33,366
Avis Budget Group, Inc.	*	4,424	215,449
Con-way, Inc.		2,160	88,733
CSX Corp.		37,182	1,077,163
Genesee & Wyoming, Inc., Class A	*	1,576	153,376
Heartland Express, Inc.		4,220	95,752
Hertz Global Holdings, Inc.	*	15,313	407,938
J.B. Hunt Transport Services, Inc.		3,333	239,709
Kansas City Southern		4,402	449,268
Knight Transportation, Inc.		3,879	89,721
Landstar System, Inc.		2,256	133,600
Norfolk Southern Corp.		11,527	1,120,079
Old Dominion Freight Line, Inc.	*	4,011	227,584
Ryder System, Inc.		2,947	235,524
Saia, Inc.	*	2,493	95,258
Swift Transportation Co.	*	6,729	166,543
Union Pacific Corp.		17,655	3,313,137
Werner Enterprises, Inc.		2,915	74,362
YRC Worldwide, Inc.	*†	1,193	26,842

			8,344,144

Semiconductors & Semiconductor Equipment—2.3%
Advanced Energy Industries, Inc.	*	1,428	34,986
Advanced Micro Devices, Inc.	*†	21,447	86,002
Alpha & Omega Semiconductor Ltd.	*	8,591	63,230
Altera Corp.		11,427	414,114
Amkor Technology, Inc.	*†	7,211	49,467
ANADIGICS, Inc.	*	9,445	16,057
Analog Devices, Inc.		11,925	633,695
Applied Materials, Inc.		43,119	880,490
Applied Micro Circuits Corp.	*	3,186	31,541
Atmel Corp.	*	18,733	156,608
ATMI, Inc.	*	1,559	53,022
Avago Technologies Ltd. (Singapore)		9,128	587,934
Axcelis Technologies, Inc.	*	4,095	8,804
Broadcom Corp., Class A		23,587	742,519
Brooks Automation, Inc.		3,103	33,916
Cabot Microelectronics Corp.	*	1,049	46,156
Cavium, Inc.	*	1,864	81,513
Ceva, Inc.	*	692	12,152
Cirrus Logic, Inc.	*†	2,946	58,537
Cohu, Inc.		859	9,226
Cree, Inc.	*	5,646	319,338
Cypress Semiconductor Corp.	*†	4,876	50,077
Diodes, Inc.	*	2,400	62,688
DSP Group, Inc.	*	1,194	10,316
Entegris, Inc.	*	5,738	69,487
Exar Corp.	*	1,758	21,008
Fairchild Semiconductor International, Inc.	*	4,903	67,612
First Solar, Inc.	*	2,540	177,267
FormFactor, Inc.	*	1,417	9,055
Hittite Microwave Corp.		1,112	70,100
Integrated Device Technology, Inc.	*	8,168	99,895
Integrated Silicon Solution, Inc.	*	1,269	19,733
Intel Corp.		187,128	4,829,774
International Rectifier Corp.	*	2,631	72,089

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Intersil Corp., Class A		5,757	$74,380
IXYS Corp.		1,329	15,084
KLA-Tencor Corp.		5,600	387,184
Kopin Corp.	*	2,431	9,189
Lam Research Corp.	*	6,125	336,875
Lattice Semiconductor Corp.	*	4,395	34,457
Linear Technology Corp.		7,773	378,467
LSI Corp.		28,032	310,314
LTX-Credence Corp.	*	1,358	12,100
Marvell Technology Group Ltd. (Bermuda)		18,500	291,375
Maxim Integrated Products, Inc.		9,481	314,011
Micrel, Inc.		3,731	41,339
Microchip Technology, Inc.	†	6,639	317,079
Micron Technology, Inc.	*	38,531	911,643
Microsemi Corp.	*	2,474	61,924
MKS Instruments, Inc.		2,455	73,380
MoSys, Inc.	*†	1,251	5,680
NVE Corp.	*	348	19,850
NVIDIA Corp.		20,184	361,495
OmniVision Technologies, Inc.	*	2,354	41,666
ON Semiconductor Corp.	*	30,400	285,760
PDF Solutions, Inc.	*	974	17,698
Pericom Semiconductor Corp.	*	1,023	8,010
Photronics, Inc.	*	1,388	11,840
PLX Technology, Inc.	*	1,050	6,353
PMC-Sierra, Inc.	*	7,045	53,612
Power Integrations, Inc.		1,952	128,403
Rambus, Inc.	*	4,071	43,763
RF Micro Devices, Inc.	*	8,143	64,167
Rudolph Technologies, Inc.	*	1,247	14,228
Semtech Corp.	*	2,970	75,260
Sigma Designs, Inc.	*	1,320	6,283
Silicon Image, Inc.	*	2,948	20,341
Silicon Laboratories, Inc.	*	2,124	110,979
Skyworks Solutions, Inc.	*	5,822	218,441
SunEdison, Inc.	*	11,936	224,874
SunPower Corp.	*†	1,759	56,745
Synaptics, Inc.	*†	1,586	95,192
Teradyne, Inc.	*†	7,938	157,887
Tessera Technologies, Inc.		1,560	36,863
Texas Instruments, Inc.		40,789	1,923,201
TriQuint Semiconductor, Inc.	*	4,918	65,852
Ultratech, Inc.	*	971	28,344
Veeco Instruments, Inc.	*	1,294	54,257
Xilinx, Inc.		8,908	483,437

			18,067,690

Software—3.8%
Accelrys, Inc.	*	2,216	27,611
ACI Worldwide, Inc.	*	1,653	97,841
Activision Blizzard, Inc.		17,758	362,974
Actuate Corp.	*	2,084	12,546
Adobe Systems, Inc.	*	18,524	1,217,768
Advent Software, Inc.		2,902	85,203
American Software, Inc., Class A		1,950	19,832
ANSYS, Inc.	*	3,449	265,642
Aspen Technology, Inc.	*	3,661	155,080
Autodesk, Inc.	*	9,258	455,308
Blackbaud, Inc.		2,650	82,945
CA, Inc.		11,593	359,035
Cadence Design Systems, Inc.	*	10,745	166,977
Callidus Software, Inc.	*	172	2,153
Citrix Systems, Inc.	*	7,179	412,290

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CommVault Systems, Inc.	*	1,510	$98,075
Compuware Corp.		7,505	78,803
Concur Technologies, Inc.	*	2,083	206,363
Ebix, Inc.	†	2,802	47,830
Electronic Arts, Inc.	*	12,060	349,861
Epiq Systems, Inc.		1,087	14,816
FactSet Research Systems, Inc.	†	1,490	160,637
Fair Isaac Corp.		2,628	145,381
Fortinet, Inc.	*	5,654	124,558
Guidewire Software, Inc.	*	3,146	154,311
Informatica Corp.	*	3,171	119,800
Interactive Intelligence Group, Inc.	*	950	68,875
Intuit, Inc.		11,315	879,515
Manhattan Associates, Inc.	*	5,384	188,602
Mentor Graphics Corp.		2,745	60,445
MICROS Systems, Inc.	*	3,428	181,444
Microsoft Corp.		315,758	12,942,920
MicroStrategy, Inc., Class A	*	513	59,195
Mitek Systems, Inc.	*†	5,828	22,554
Netscout Systems, Inc.	*	1,250	46,975
NetSuite, Inc.	*	1,276	121,003
Nuance Communications, Inc.	*†	9,517	163,407
Oracle Corp.		132,651	5,426,752
Pegasystems, Inc.		2,141	75,620
Progress Software Corp.	*	1,983	43,229
PTC, Inc.	*	4,423	156,707
Qlik Technologies, Inc.	*	5,245	139,465
Red Hat, Inc.	*	7,251	384,158
Rovi Corp.	*	3,917	89,229
Salesforce.com, Inc.	*	21,769	1,242,792
SeaChange International, Inc.	*	958	10,002
ServiceNow, Inc.	*	3,535	211,817
SolarWinds, Inc.	*	1,876	79,974
Solera Holdings, Inc.		3,377	213,899
Splunk, Inc.	*	3,859	275,880
SS&C Technologies Holdings, Inc.	*	3,677	147,154
Symantec Corp.		26,135	521,916
Synopsys, Inc.	*	6,501	249,703
Take-Two Interactive Software, Inc.	*	2,643	57,961
TIBCO Software, Inc.	*	4,452	90,465
TiVo, Inc.	*	2,696	35,668
Tyler Technologies, Inc.	*	1,886	157,820
Ultimate Software Group, Inc. (The)	*	1,242	170,154
VASCO Data Security International, Inc.	*	3,804	28,682
Verint Systems, Inc.	*	4,064	190,724
VMware, Inc., Class A	*	3,264	352,577
Vringo, Inc.	*†	10,252	35,574
Workday, Inc., Class A	*	1,753	160,277
Zynga, Inc., Class A	*	26,117	112,303

			30,619,077

Specialty Retail—2.3%
Aaron’s, Inc.		2,908	87,938
Abercrombie & Fitch Co., Class A		3,072	118,272
Advance Auto Parts, Inc.		3,235	409,228
Aeropostale, Inc.	*†	2,075	10,417
American Eagle Outfitters, Inc.		12,752	156,084
America’s Car-Mart, Inc.	*	354	12,999
ANN, Inc.	*	2,733	113,365
Asbury Automotive Group, Inc.	*	1,342	74,226
Ascena Retail Group, Inc.	*	5,194	89,752
AutoNation, Inc.	*	2,555	136,003
AutoZone, Inc.	*	1,308	702,527
Barnes & Noble, Inc.	*	828	17,305

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
bebe stores, Inc.		790	$4,835
Bed Bath & Beyond, Inc.	*	7,504	516,275
Best Buy Co., Inc.		9,299	245,587
Big 5 Sporting Goods Corp.		1,071	17,190
Brown Shoe Co., Inc.		1,791	47,533
Buckle, Inc. (The)	†	1,236	56,609
Cabela’s, Inc.	*	1,696	111,105
CarMax, Inc.	*	7,970	372,996
Cato Corp. (The), Class A		1,761	47,617
Chico’s FAS, Inc.		7,236	115,993
Children’s Place Retail Stores, Inc. (The)		1,144	56,983
CST Brands, Inc.		2,444	76,351
Destination Maternity Corp.		1,200	32,880
Destination XL Group, Inc.	*	1,930	10,885
Dick’s Sporting Goods, Inc.		2,480	135,433
DSW, Inc., Class A		1,192	42,745
Express, Inc.	*	6,015	95,518
Finish Line, Inc. (The), Class A		1,917	51,932
Foot Locker, Inc.		5,840	274,363
GameStop Corp., Class A	†	4,171	171,428
Gap, Inc. (The)		11,079	443,825
Genesco, Inc.	*	921	68,679
GNC Holdings, Inc., Class A		2,440	107,409
Group 1 Automotive, Inc.		1,068	70,125
Guess?, Inc.		1,639	45,236
Haverty Furniture Cos., Inc.		1,111	32,997
Hibbett Sports, Inc.	*†	1,396	73,820
Home Depot, Inc. (The)		55,246	4,371,616
Jos A. Bank Clothiers, Inc.	*†	865	55,619
Kirkland’s, Inc.	*	833	15,402
L Brands, Inc.		9,309	528,472
Lithia Motors, Inc., Class A		862	57,289
Lowe’s Cos., Inc.		41,485	2,028,616
Lumber Liquidators Holdings, Inc.	*	769	72,132
MarineMax, Inc.	*	800	12,152
Men’s Wearhouse, Inc. (The)		2,437	119,364
Monro Muffler Brake, Inc.	†	1,487	84,581
Murphy USA, Inc.	*	1,451	58,896
Office Depot, Inc.	*	21,441	88,551
O’Reilly Automotive, Inc.	*	3,911	580,353
Outerwall, Inc.	*†	1,075	77,938
Penske Automotive Group, Inc.		1,654	70,725
Pep Boys-Manny, Moe & Jack (The)	*	2,200	27,984
PetSmart, Inc.	†	3,546	244,284
Pier 1 Imports, Inc.		3,712	70,083
RadioShack Corp.	*†	2,569	5,446
Rent-A-Center, Inc.		1,769	47,055
Ross Stores, Inc.		7,877	563,599
Sally Beauty Holdings, Inc.	*	9,008	246,819
Select Comfort Corp.	*	2,104	38,040
Signet Jewelers Ltd. (Bermuda)		3,344	353,996
Sonic Automotive, Inc., Class A		1,649	37,070
Stage Stores, Inc.		2,236	54,670
Staples, Inc.		22,960	260,366
Stein Mart, Inc.		1,261	17,667
Systemax, Inc.	*	1,358	20,248
Tiffany & Co.		4,057	349,511
TJX Cos., Inc. (The)		26,596	1,613,047
Tractor Supply Co.		5,080	358,800
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	237,266
Urban Outfitters, Inc.	*	5,012	182,788
Vitamin Shoppe, Inc.	*	2,795	132,818
West Marine, Inc.	*	803	9,130

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wet Seal, Inc. (The), Class A	*	1,246	$1,645
Williams-Sonoma, Inc.		3,877	258,363

			18,606,866

Technology Hardware, Storage & Peripherals—3.3%
3D Systems Corp.	*†	3,474	205,487
Apple, Inc.		35,554	19,083,254
Cray, Inc.	*	714	26,646
Diebold, Inc.		3,079	122,821
Electronics For Imaging, Inc.	*	2,638	114,252
EMC Corp.		80,313	2,201,379
Fusion-io, Inc.	*†	5,678	59,733
Hewlett-Packard Co.		71,885	2,326,199
Hutchinson Technology, Inc.	*	6,180	17,489
Imation Corp.	*	1,564	9,024
Lexmark International, Inc., Class A		1,492	69,065
NCR Corp.	*	6,904	252,341
NetApp, Inc.		11,382	419,996
QLogic Corp.	*	3,731	47,570
Quantum Corp.	*†	6,681	8,151
SanDisk Corp.		8,969	728,193
Silicon Graphics International Corp.	*†	1,843	22,632
Stratasys Ltd.	*	1,440	152,770
Western Digital Corp.		8,356	767,248

			26,634,250

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.		1,476	114,611
Coach, Inc.		10,479	520,387
Columbia Sportswear Co.	†	652	53,888
Crocs, Inc.	*	3,600	56,160
Culp, Inc.		888	17,529
Deckers Outdoor Corp.	*	1,935	154,278
Fossil Group, Inc.	*	1,614	188,209
Hanesbrands, Inc.		4,099	313,491
Iconix Brand Group, Inc.	*	2,737	107,482
Jones Group, Inc. (The)		4,641	69,476
Kate Spade & Co.	*	4,930	182,854
Michael Kors Holdings Ltd. (Hong Kong)	*	7,314	682,177
Movado Group, Inc.		1,678	76,433
NIKE, Inc., Class B		26,185	1,934,024
Oxford Industries, Inc.		936	73,195
PVH Corp.		2,525	315,044
Quiksilver, Inc.	*	4,288	32,203
Ralph Lauren Corp.		2,261	363,863
Skechers U.S.A., Inc., Class A	*	1,935	70,705
Steven Madden Ltd.	*	2,533	91,137
Under Armour, Inc., Class A	*	3,874	444,115
Unifi, Inc.	*	876	20,209
V.F. Corp.		12,436	769,540
Wolverine World Wide, Inc.	†	5,178	147,832

			6,798,842

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.		3,465	47,886
Bank Mutual Corp.		3,756	23,813
Beneficial Mutual Bancorp, Inc.	*	969	12,781
Brookline Bancorp, Inc.		3,765	35,466
Capitol Federal Financial, Inc.		4,787	60,077
Dime Community Bancshares, Inc.		1,638	27,813
Doral Financial Corp. (Puerto Rico)	*	2,222	19,287
ESB Financial Corp.		5,450	71,232
EverBank Financial Corp.		9,739	192,150
Home Loan Servicing Solutions Ltd. (Cayman Islands)	†	6,384	137,894

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hudson City Bancorp, Inc.		30,824	$303,000
MGIC Investment Corp.	*	16,751	142,719
NASB Financial, Inc.		528	13,306
New York Community Bancorp, Inc.	†	12,640	203,125
Northwest Bancshares, Inc.		4,608	67,277
Ocwen Financial Corp.	*	3,358	131,566
People’s United Financial, Inc.		15,654	232,775
Provident Financial Services, Inc.		943	17,323
Radian Group, Inc.		8,446	126,943
Territorial Bancorp, Inc.		2,649	57,218
TFS Financial Corp.	*	3,398	42,237
Tree.com, Inc.	*	314	9,747
TrustCo Bank Corp. NY		3,435	24,182
Washington Federal, Inc.		3,379	78,731
Westfield Financial, Inc.		4,068	30,307

			2,108,855

Tobacco—1.2%
Alliance One International, Inc.	*	2,000	5,840
Altria Group, Inc.		76,646	2,868,860
Lorillard, Inc.		14,892	805,359
Philip Morris International, Inc.		61,517	5,036,397
Reynolds American, Inc.		11,115	593,763
Universal Corp.		1,078	60,250
Vector Group Ltd.	†	3,197	68,863

			9,439,332

Trading Companies & Distributors—0.3%
Air Lease Corp.		2,229	83,119
Aircastle Ltd.		7,818	151,513
Applied Industrial Technologies, Inc.		2,056	99,181
Beacon Roofing Supply, Inc.	*	2,570	99,356
Fastenal Co.	†	11,276	556,132
GATX Corp.		1,766	119,876
H&E Equipment Services, Inc.	*	1,600	64,720
MSC Industrial Direct Co., Inc., Class A		1,782	154,179
TAL International Group, Inc.	*	2,773	118,879
United Rentals, Inc.	*	3,667	348,145
W.W. Grainger, Inc.		2,301	581,371
Watsco, Inc.		553	55,250
WESCO International, Inc.	*	1,550	128,991

			2,560,712

Water Utilities—0.1%
American States Water Co.		2,522	81,435
American Water Works Co., Inc.		8,019	364,063
Aqua America, Inc.		5,411	135,654
California Water Service Group		1,930	46,204
Connecticut Water Service, Inc.		2,808	95,949
SJW Corp.		1,010	29,856

			753,161

Wireless Telecommunication Services—0.2%
Leap Wireless International, Inc.	*‡	3,300	8,349
NII Holdings, Inc.	*†	5,995	7,134
NTELOS Holdings Corp.	†	1,350	18,225
SBA Communications Corp., Class A	*	5,704	518,836
Shenandoah Telecommunications Co.		1,200	38,748
Sprint Corp.	*	33,577	308,573
Telephone & Data Systems, Inc.		3,217	84,317
T-Mobile US, Inc.	*	9,242	305,263

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
United States Cellular Corp.			680	$27,887

				1,317,332

TOTAL COMMON STOCKS (Cost $442,081,453)				795,494,140

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.043%	06/26/2014	‡‡
(Cost $504,944)			$505,000	504,962

			Shares	Value
RIGHTS—0.0%
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc. (Cost $–)		*‡d	2,806	—

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp., Strike $1.00		*‡d	540	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016, Strike $1.00		*†‡	893	1,402

TOTAL WARRANTS (Cost $–)				1,402

MONEY MARKET FUNDS—3.6%
Institutional Money Market Funds—3.6%
Dreyfus Institutional Cash Advantage Fund, 0.05%		††¥	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%			¥9,676,216	9,676,216
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		††¥	3,912,605	3,912,605
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%		††¥	3,100,000	3,100,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%		††¥	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%		††¥	3,000,000	3,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%		††¥	3,000,000	3,000,000

TOTAL MONEY MARKET FUNDS (Cost $28,688,821)				28,688,821

TOTAL INVESTMENTS—102.9% (Cost $471,275,218)				824,689,325
Other assets less liabilities—(2.9%)				(23,458,259)

NET ASSETS—100.0%				$801,231,066

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $18,043)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—98.6%
Aerospace & Defense—1.9%
AAR Corp.		7,916	$205,420
Aerovironment, Inc.	*	3,832	154,238
Alliant Techsystems, Inc.		6,101	867,257
American Science & Engineering, Inc.		1,394	93,635
API Technologies Corp.	*	5,462	16,004
Astronics Corp.	*	3,084	195,556
B/E Aerospace, Inc.	*	18,859	1,636,773
Cubic Corp.		3,920	200,194
Curtiss-Wright Corp.		8,952	568,810
DigitalGlobe, Inc.	*	13,689	397,118
Ducommun, Inc.	*	1,702	42,652
Engility Holdings, Inc.	*	3,630	163,532
Erickson Air-Crane, Inc.	*†	603	11,644
Esterline Technologies Corp.	*	6,043	643,821
Exelis, Inc.		35,218	669,494
GenCorp, Inc.	*†	11,785	215,312
HEICO Corp.		12,771	768,303
Hexcel Corp.	*	18,978	826,302
Huntington Ingalls Industries, Inc.		9,498	971,266
Innovative Solutions & Support, Inc.	*	2,046	15,406
KEYW Holding Corp. (The)	*†	5,318	99,500
Kratos Defense & Security Solutions, Inc.	*	9,324	70,303
LMI Aerospace, Inc.	*†	1,056	14,890
Moog, Inc., Class A	*	8,506	557,228
National Presto Industries, Inc.	†	975	76,089
Orbital Sciences Corp.	*	11,370	317,223
Sparton Corp.	*	1,633	47,814
Spirit AeroSystems Holdings, Inc., Class A	*	23,067	650,259
Taser International, Inc.	*	9,624	176,023
Teledyne Technologies, Inc.	*	7,205	701,263
TransDigm Group, Inc.		10,002	1,852,370
Triumph Group, Inc.		9,630	621,905

			13,847,604

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	84,129
Atlas Air Worldwide Holdings, Inc.	*	4,497	158,609
Echo Global Logistics, Inc.	*	3,023	55,381
Forward Air Corp.		5,836	269,098
Hub Group, Inc., Class A	*	7,193	287,648
Pacer International, Inc.	*	8,126	72,809
Park-Ohio Holdings Corp.	*	1,449	81,361
UTi Worldwide, Inc.		16,303	172,649
XPO Logistics, Inc.	*†	9,486	278,983

			1,460,667

Airlines—0.5%
Alaska Air Group, Inc.		13,462	1,256,139
Allegiant Travel Co.		2,901	324,709
Copa Holdings SA, Class A (Panama)		6,394	928,345
Hawaiian Holdings, Inc.	*	10,774	150,405
JetBlue Airways Corp.	*	45,430	394,787
Republic Airways Holdings, Inc.	*	9,724	88,877
SkyWest, Inc.		8,900	113,564
Spirit Airlines, Inc.	*	11,623	690,406

			3,947,232

Auto Components—1.3%
Allison Transmission Holdings, Inc.		6,898	206,526
American Axle & Manufacturing Holdings, Inc.	*	13,381	247,816
Cooper Tire & Rubber Co.		12,290	298,647
Dana Holding Corp.		29,734	691,910

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dorman Products, Inc.	*	4,696	$277,346
Drew Industries, Inc.		4,435	240,377
Federal-Mogul Corp.	*	4,327	80,958
Fox Factory Holding Corp.	*	1,589	30,032
Fuel Systems Solutions, Inc.	*	2,164	23,285
Gentex Corp.		26,752	843,491
Gentherm, Inc.	*	6,384	221,653
Goodyear Tire & Rubber Co. (The)		47,022	1,228,685
Lear Corp.		15,434	1,292,134
Modine Manufacturing Co.	*	9,793	143,467
Remy International, Inc.		2,247	53,074
Shiloh Industries, Inc.	*	1,469	26,060
Spartan Motors, Inc.		7,093	36,458
Standard Motor Products, Inc.		3,701	132,385
Stoneridge, Inc.	*	4,564	51,254
Superior Industries International, Inc.		3,960	81,140
Tenneco, Inc.	*	11,730	681,161
Tower International, Inc.	*	1,272	34,624
TRW Automotive Holdings Corp.	*	20,555	1,677,699
Visteon Corp.	*	9,432	834,166

			9,434,348

Automobiles—0.1%
Thor Industries, Inc.		8,573	523,467
Winnebago Industries, Inc.	*	5,233	143,332

			666,799

Banks—5.2%
1st Source Corp.		3,248	104,228
1st United Bancorp, Inc./Boca Raton		6,773	51,881
Access National Corp.		1,241	20,117
American National Bankshares, Inc.		1,246	29,306
Ameris Bancorp	*	4,403	102,590
Ames National Corp.	†	1,475	32,509
Arrow Financial Corp.		2,129	56,291
Associated Banc-Corp		31,950	577,017
BancFirst Corp.		1,092	61,840
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,927	156,532
Bancorp, Inc. (The)/Delaware	*	6,092	114,591
BancorpSouth, Inc.		18,226	454,921
Bank of Hawaii Corp.		8,560	518,822
Bank of Kentucky Financial Corp.		972	36,489
Bank of Marin Bancorp		862	38,807
Bank of the Ozarks, Inc.		5,690	387,261
BankUnited, Inc.		11,828	411,260
Banner Corp.		3,350	138,053
Bar Harbor Bankshares		622	23,854
BBCN Bancorp, Inc./California		14,858	254,666
BNC Bancorp		2,917	50,552
BOK Financial Corp.		4,915	339,381
Boston Private Financial Holdings, Inc.		15,034	203,410
Bridge Bancorp, Inc.		2,704	72,224
Bridge Capital Holdings	*	1,525	36,234
Bryn Mawr Bank Corp.		2,581	74,152
C&F Financial Corp.	†	518	17,167
Camden National Corp.		1,411	58,133
Capital Bank Financial Corp., Class A	*	5,231	131,350
Capital City Bank Group, Inc.		1,724	22,895
CapitalSource, Inc.		37,981	554,143
Cardinal Financial Corp.		5,568	99,277
Cascade Bancorp	*†	479	2,682
Cathay General Bancorp		14,388	362,434
Catskill Litigation Trust	*‡d	583	—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Center Bancorp, Inc.		3,097	$58,843
Centerstate Banks, Inc.		4,967	54,240
Central Pacific Financial Corp.		4,653	93,991
Century Bancorp, Inc./Massachussetts, Class A		582	19,852
Chemical Financial Corp.		5,880	190,806
Chemung Financial Corp.		584	15,838
Citizens & Northern Corp.		1,953	38,494
City Holding Co.		2,691	120,718
City National Corp./California		8,859	697,380
CNB Financial Corp./Pennsylvania		3,476	61,456
CoBiz Financial, Inc.		6,918	79,695
Columbia Banking System, Inc.		9,330	266,092
Commerce Bancshares, Inc./Missouri		15,580	723,224
Community Bank System, Inc.		7,504	292,806
Community Trust Bancorp, Inc.		2,928	121,453
CommunityOne Bancorp	*	4,390	49,256
ConnectOne Bancorp, Inc.	*	646	31,628
CU Bancorp	*	1,509	27,766
Cullen/Frost Bankers, Inc.		9,868	765,066
Customers Bancorp, Inc.	*	3,163	66,012
CVB Financial Corp.		17,733	281,955
Eagle Bancorp, Inc.	*	4,554	164,399
East West Bancorp, Inc.		26,499	967,213
Enterprise Bancorp, Inc./Massachussetts		1,147	23,330
Enterprise Financial Services Corp.		4,434	88,990
Farmers Capital Bank Corp.	*	1,187	26,660
Fidelity Southern Corp.		2,407	33,626
Financial Institutions, Inc.		2,448	56,353
First Bancorp, Inc./Maine		1,513	24,662
First BanCorp. (Puerto Rico)	*	13,990	76,106
First Bancorp/North Carolina		5,052	95,988
First Busey Corp.		14,438	83,740
First Citizens BancShares, Inc./North Carolina, Class A		1,460	351,495
First Commonwealth Financial Corp.		18,567	167,846
First Community Bancshares, Inc./Virginia		2,951	48,278
First Connecticut Bancorp, Inc./Farmington CT		2,809	43,989
First Financial Bancorp		11,636	209,215
First Financial Bankshares, Inc.	†	6,057	374,262
First Financial Corp./Indiana		1,835	61,803
First Financial Holdings, Inc.		4,489	281,101
First Horizon National Corp.		45,336	559,446
First Interstate BancSystem, Inc.		3,848	108,591
First Merchants Corp.		7,037	152,281
First Midwest Bancorp, Inc./Illinois		14,625	249,795
First NBC Bank Holding Co.	*	667	23,252
First Niagara Financial Group, Inc.		67,092	634,019
First of Long Island Corp. (The)		1,432	58,154
First Republic Bank/California		21,951	1,185,134
First Security Group, Inc./Tennesse	*	9,923	20,640
FirstMerit Corp.		31,984	666,227
Flushing Financial Corp.		5,182	109,185
FNB Corp./Pennsylvania		28,506	381,980
Fulton Financial Corp.		37,932	477,185
German American Bancorp, Inc.		2,006	57,953
Glacier Bancorp, Inc.		13,371	388,695
Great Southern Bancorp, Inc.		1,938	58,198
Guaranty Bancorp		3,103	44,218
Hampton Roads Bankshares, Inc.	*	5,516	8,770
Hancock Holding Co.		15,930	583,834

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hanmi Financial Corp.		5,822	$135,653
Heartland Financial USA, Inc.		2,967	80,079
Heritage Commerce Corp.		4,197	33,828
Heritage Financial Corp./Washington		2,948	49,880
Heritage Oaks Bancorp	*	3,455	27,916
Home Bancshares, Inc./Arkansas		8,643	297,492
Home Federal Bancorp, Inc./Idaho		2,295	35,710
HomeTrust Bancshares, Inc.	*	3,407	53,762
Horizon Bancorp/Indiana		1,400	31,192
Hudson Valley Holding Corp.		2,708	51,587
Huntington Bancshares, Inc./Ohio		160,281	1,598,002
IBERIABANK Corp.		5,801	406,940
Independent Bank Corp./Massachusetts		4,722	185,905
Independent Bank Group, Inc.		611	35,896
International Bancshares Corp.		10,389	260,556
Intervest Bancshares Corp.	*	2,892	21,545
Investors Bancorp, Inc.		9,582	264,846
Lakeland Bancorp, Inc.		7,890	88,762
Lakeland Financial Corp.		3,085	124,079
LCNB Corp.		959	16,591
Macatawa Bank Corp.		3,843	19,369
MainSource Financial Group, Inc.		4,454	76,163
MB Financial, Inc.		10,454	323,656
Mercantile Bank Corp.		1,379	28,435
Merchants Bancshares, Inc.		1,246	40,632
Metro Bancorp, Inc.	*	2,334	49,341
Middleburg Financial Corp.		906	15,955
MidSouth Bancorp, Inc.		1,585	26,676
MidWestOne Financial Group, Inc.		1,528	38,567
National Bank Holdings Corp., Class A		8,123	163,029
National Bankshares, Inc.	†	1,101	40,198
National Penn Bancshares, Inc.		22,622	236,400
NBT Bancorp, Inc.		8,605	210,478
NewBridge Bancorp	*	4,001	28,567
Northrim BanCorp, Inc.		1,031	26,486
OFG Bancorp (Puerto Rico)		8,948	153,816
Old National Bancorp/Indiana		19,139	285,362
OmniAmerican Bancorp, Inc.		1,885	42,959
Pacific Continental Corp.		2,833	38,982
Pacific Premier Bancorp, Inc.	*	2,487	40,140
PacWest Bancorp	†	7,111	305,844
Palmetto Bancshares, Inc.	*	743	10,469
Park National Corp.		1,966	151,166
Park Sterling Corp.		7,082	47,095
Peapack Gladstone Financial Corp.		1,381	30,382
Penns Woods Bancorp, Inc.		1,191	58,097
Peoples Bancorp, Inc./Ohio		2,337	57,794
Pinnacle Financial Partners, Inc.		6,954	260,705
Popular, Inc. (Puerto Rico)	*	19,386	600,772
Preferred Bank/California	*	2,248	58,358
PrivateBancorp, Inc.		12,103	369,263
Prosperity Bancshares, Inc.		11,247	743,989
Renasant Corp.		6,084	176,740
Republic Bancorp, Inc./Kentucky, Class A		2,055	46,443
S&T Bancorp, Inc.		5,786	137,128
Sandy Spring Bancorp, Inc.		4,178	104,366
Seacoast Banking Corp of Florida	*	3,385	37,235
Sierra Bancorp		2,504	39,864
Signature Bank/New York	*	8,930	1,121,519
Simmons First National Corp., Class A		3,697	137,787
Southside Bancshares, Inc.		3,011	94,485
Southwest Bancorp, Inc./Oklahoma		4,075	71,965
State Bank Financial Corp.		5,308	93,899

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sterling Bancorp/New York		16,740	$211,928
Sterling Financial Corp./Washington		6,680	222,644
Suffolk Bancorp	*	2,229	49,707
Sun Bancorp, Inc./New Jersey	*	6,405	21,521
Susquehanna Bancshares, Inc.		35,211	401,053
SVB Financial Group	*	8,525	1,097,850
SY Bancorp, Inc.		2,661	84,194
Synovus Financial Corp.		183,113	620,753
Talmer Bancorp, Inc., Class A	*	3,339	48,883
Taylor Capital Group, Inc.	*	2,736	65,445
TCF Financial Corp.		30,121	501,816
Texas Capital Bancshares, Inc.	*	7,710	500,687
Tompkins Financial Corp.		2,487	121,764
TowneBank/Virginia	†	4,995	77,472
Trico Bancshares		2,628	68,144
Tristate Capital Holdings, Inc.	*	1,067	15,162
Trustmark Corp.		12,758	323,415
UMB Financial Corp.		6,835	442,225
Umpqua Holdings Corp.	†	21,252	396,137
Union First Market Bankshares Corp.		7,839	199,267
United Bankshares, Inc./West Virginia		12,513	383,148
United Community Banks, Inc./Georgia	*	8,268	160,482
Univest Corp of Pennsylvania		2,741	56,245
Valley National Bancorp	†	36,283	377,706
VantageSouth Bancshares, Inc.	*†	2,017	14,180
ViewPoint Financial Group, Inc.		7,553	217,904
Washington Banking Co.		2,583	45,926
Washington Trust Bancorp, Inc.		3,111	116,569
Webster Financial Corp.		17,493	543,333
WesBanco, Inc.		4,384	139,543
West Bancorporation, Inc.		2,473	37,565
Westamerica Bancorporation	†	4,848	262,180
Western Alliance Bancorp	*	13,905	342,063
Wilshire Bancorp, Inc.		11,523	127,905
Wintrust Financial Corp.		7,897	384,268
Yadkin Financial Corp.	*	2,278	48,772
Zions Bancorporation		34,774	1,077,299

			38,844,205

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,496	366,116
Coca-Cola Bottling Co. Consolidated		798	67,814
Craft Brew Alliance, Inc.	*	1,788	27,303
National Beverage Corp.	*	1,873	36,542

			497,775

Biotechnology—3.1%
ACADIA Pharmaceuticals, Inc.	*†	13,001	316,314
Acceleron Pharma, Inc.	*†	1,076	37,122
Achillion Pharmaceuticals, Inc.	*†	15,783	51,926
Acorda Therapeutics, Inc.	*	7,995	303,090
Aegerion Pharmaceuticals, Inc.	*	5,288	243,883
Agios Pharmaceuticals, Inc.	*†	1,102	43,143
Alkermes plc (Ireland)	*	25,917	1,142,681
Alnylam Pharmaceuticals, Inc.	*	11,180	750,625
AMAG Pharmaceuticals, Inc.	*	3,480	67,338
Amicus Therapeutics, Inc.	*†	5,087	10,530
Anacor Pharmaceuticals, Inc.	*	5,844	116,938
Arena Pharmaceuticals, Inc.	*†	39,027	245,870
ARIAD Pharmaceuticals, Inc.	*†	36,444	293,739
Arqule, Inc.	*	6,240	12,792
Array BioPharma, Inc.	*	23,016	108,175
Auspex Pharmaceuticals, Inc.	*	1,502	46,202
AVEO Pharmaceuticals, Inc.	*†	10,510	15,712

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
BIND Therapeutics, Inc.	*†	887	$10,609
BioTime, Inc.	*†	5,653	18,598
Bluebird Bio, Inc.	*†	1,101	25,037
Cara Therapeutics, Inc.	*	979	18,219
Cell Therapeutics, Inc.	*†	27,606	93,860
Celladon Corp.	*	1,140	13,589
Celldex Therapeutics, Inc.	*†	17,381	307,122
Cellular Dynamics International, Inc.	*†	620	9,257
Cepheid, Inc.	*†	12,602	650,011
Chelsea Therapeutics International Ltd.	*†	17,365	95,855
ChemoCentryx, Inc.	*†	4,080	27,050
Chimerix, Inc.	*	1,348	30,788
Clovis Oncology, Inc.	*	3,541	245,285
Conatus Pharmaceuticals, Inc.	*†	967	7,867
Concert Pharmaceuticals, Inc.	*	1,204	16,194
Coronado Biosciences, Inc.	*†	3,351	6,635
Cubist Pharmaceuticals, Inc.	*	12,346	903,110
Curis, Inc.	*	13,154	37,094
Cytokinetics, Inc.	*	7,327	69,607
Cytori Therapeutics, Inc.	*†	10,004	27,011
Dendreon Corp.	*†	30,192	90,274
Dicerna Pharmaceuticals, Inc.	*	642	18,137
Durata Therapeutics, Inc.	*†‡	2,219	32,855
Dyax Corp.	*	22,226	199,589
Dynavax Technologies Corp.	*†	57,988	104,378
Eleven Biotherapeutics, Inc.	*	819	13,292
Emergent Biosolutions, Inc.	*	4,839	122,282
Enanta Pharmaceuticals, Inc.	*†	579	23,154
Enzon Pharmaceuticals, Inc.		7,159	7,374
Epizyme, Inc.	*†	936	21,313
Esperion Therapeutics, Inc.	*†	738	11,159
Exact Sciences Corp.	*†	14,175	200,860
Exelixis, Inc.	*†	35,337	125,093
Fibrocell Science, Inc.	*†	2,671	13,969
Five Prime Therapeutics, Inc.	*	941	18,500
Flexion Therapeutics, Inc.	*	811	13,341
Foundation Medicine, Inc.	*†	1,152	37,290
Galena Biopharma, Inc.	*†	22,766	56,915
Genocea Biosciences, Inc.	*	695	12,642
Genomic Health, Inc.	*	3,336	87,870
Geron Corp.	*†	35,629	74,108
GlycoMimetics, Inc.	*	1,479	24,152
GTx, Inc.	*†	4,210	6,441
Halozyme Therapeutics, Inc.	*	17,334	220,142
Harvard Apparatus Regenerative Technology, Inc.	*	1,009	9,152
Hyperion Therapeutics, Inc.	*	1,530	39,474
Idenix Pharmaceuticals, Inc.	*†	22,804	137,508
ImmunoGen, Inc.	*†	16,516	246,584
Immunomedics, Inc.	*†	12,320	51,867
Incyte Corp. Ltd.	*	19,699	1,054,290
Infinity Pharmaceuticals, Inc.	*	7,990	95,001
Insmed, Inc.	*	7,258	138,192
Insys Therapeutics, Inc.	*†	1,205	49,902
Intercept Pharmaceuticals, Inc.	*	1,386	457,089
InterMune, Inc.	*	18,406	616,049
Intrexon Corp.	*†	1,853	48,715
Ironwood Pharmaceuticals, Inc.	*	19,387	238,848
Isis Pharmaceuticals, Inc.	*	21,543	930,873
Karyopharm Therapeutics, Inc.	*†	1,310	40,466
Keryx Biopharmaceuticals, Inc.	*†	16,251	276,917
Kindred Biosciences, Inc.	*	1,598	29,611
KYTHERA Biopharmaceuticals, Inc.	*†	2,509	99,758

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lexicon Pharmaceuticals, Inc.	*†	45,225	$78,239
Ligand Pharmaceuticals, Inc.	*	3,489	234,670
MacroGenics, Inc.	*†	964	26,828
MannKind Corp.	*†	25,750	103,515
Medivation, Inc.	*	14,387	926,091
MEI Pharma, Inc.	*	1,537	17,107
Merrimack Pharmaceuticals, Inc.	*†	21,566	108,693
MiMedx Group, Inc.	*†	18,816	115,342
Momenta Pharmaceuticals, Inc.	*	9,022	105,106
Myriad Genetics, Inc.	*†	14,360	490,968
Nanosphere, Inc.	*	6,754	14,521
Navidea Biopharmaceuticals, Inc.	*†	24,451	45,234
Neurocrine Biosciences, Inc.	*	13,331	214,629
NewLink Genetics Corp.	*†	2,675	75,970
Novavax, Inc.	*†	33,238	150,568
NPS Pharmaceuticals, Inc.	*	18,616	557,177
OncoGenex Pharmaceutical, Inc.	*	4,342	51,062
OncoMed Pharmaceuticals, Inc.	*†	758	25,507
Onconova Therapeutics, Inc.	*†	958	6,074
Ophthotech Corp.	*†	1,485	53,074
OPKO Health, Inc.	*†	35,792	333,581
Orexigen Therapeutics, Inc.	*†	20,793	135,155
Osiris Therapeutics, Inc.	*†	2,675	35,123
OvaScience, Inc.	*	1,458	13,035
PDL BioPharma, Inc.	†	26,041	216,401
Peregrine Pharmaceuticals, Inc.	*†	37,221	70,720
Pharmacyclics, Inc.	*	11,183	1,120,760
Portola Pharmaceuticals, Inc.	*	1,551	40,171
Progenics Pharmaceuticals, Inc.	*	12,608	51,567
Prothena Corp. plc (Ireland)	*	3,249	124,469
PTC Therapeutics, Inc.	*	2,525	66,004
Puma Biotechnology, Inc.	*	4,141	431,244
Raptor Pharmaceutical Corp.	*†	12,085	120,850
Receptos, Inc.	*	1,600	67,104
Regulus Therapeutics, Inc.	*†	3,193	28,801
Repligen Corp.	*	6,964	89,557
Retrophin, Inc.	*	3,563	75,785
Rigel Pharmaceuticals, Inc.	*	19,833	76,952
Sangamo BioSciences, Inc.	*†	12,064	218,117
Sarepta Therapeutics, Inc.	*†	7,548	181,378
Seattle Genetics, Inc.	*	19,013	866,232
SIGA Technologies, Inc.	*†	7,831	24,276
Spectrum Pharmaceuticals, Inc.	*†	11,842	92,841
Stemline Therapeutics, Inc.	*†	1,454	29,603
Sunesis Pharmaceuticals, Inc.	*	8,964	59,252
Synageva BioPharma Corp.	*	3,761	312,050
Synergy Pharmaceuticals, Inc.	*†	13,464	71,494
Synta Pharmaceuticals Corp.	*†	9,125	39,329
Targacept, Inc.	*	4,421	21,000
TESARO, Inc.	*	3,116	91,860
Tetraphase Pharmaceuticals, Inc.	*	1,882	20,495
TG Therapeutics, Inc.	*†	2,066	14,255
Theravance, Inc.	*†	15,003	464,193
Threshold Pharmaceuticals, Inc.	*†	7,764	36,957
Ultragenyx Pharmaceutical, Inc.	*	1,241	60,673
United Therapeutics Corp.	*	8,942	840,816
Vanda Pharmaceuticals, Inc.	*†	6,002	97,533
Verastem, Inc.	*†	2,285	24,655
Vical, Inc.	*†	16,264	20,981
Xencor, Inc.	*	2,711	31,800
XOMA Corp.	*	13,497	70,319
ZIOPHARM Oncology, Inc.	*†	18,619	85,275

			22,787,342

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Building Products—0.9%
A.O. Smith Corp.		14,650	$674,193
AAON, Inc.		5,633	156,992
American Woodmark Corp.	*	1,937	65,199
Apogee Enterprises, Inc.		5,631	187,118
Armstrong World Industries, Inc.	*	4,751	252,991
Builders FirstSource, Inc.	*	9,415	85,771
Continental Building Products, Inc.	*	2,525	47,571
Fortune Brands Home & Security, Inc.		31,562	1,328,129
Gibraltar Industries, Inc.	*	5,228	98,652
Griffon Corp.		8,735	104,296
Insteel Industries, Inc.		2,829	55,646
Lennox International, Inc.		9,543	867,554
NCI Building Systems, Inc.	*	4,108	71,726
Norcraft Cos., Inc.	*	1,233	20,875
Nortek, Inc.	*	1,847	151,842
Owens Corning, Inc.		22,481	970,505
Patrick Industries, Inc.	*	1,056	46,813
PGT, Inc.	*	5,599	64,445
Ply Gem Holdings, Inc.	*	2,526	31,903
Quanex Building Products Corp.		7,593	157,023
Simpson Manufacturing Co., Inc.		7,310	258,262
Trex Co., Inc.	*	3,364	246,110
Universal Forest Products, Inc.		3,904	216,047
USG Corp.	*	14,490	474,113

			6,633,776

Capital Markets—2.6%
American Capital Ltd.	*	51,648	815,522
Apollo Investment Corp.		40,588	337,286
Ares Capital Corp.		54,687	963,585
Arlington Asset Investment Corp., Class A	†	3,155	83,544
Artisan Partners Asset Management, Inc., Class A		2,528	162,424
BGC Partners, Inc., Class A		21,607	141,310
BlackRock Kelso Capital Corp.		14,156	129,811
Calamos Asset Management, Inc., Class A		3,748	48,462
Capital Southwest Corp.		2,132	74,023
Capitala Finance Corp.	†	671	12,937
CIFC Corp.		2,540	20,676
Cohen & Steers, Inc.	†	3,785	150,832
Cowen Group, Inc., Class A	*	18,898	83,340
Diamond Hill Investment Group, Inc.		582	76,498
E*TRADE Financial Corp.	*	54,882	1,263,384
Eaton Vance Corp.		22,674	865,240
Evercore Partners, Inc., Class A		5,811	321,058
FBR & Co.	*	2,187	56,490
Federated Investors, Inc., Class B	†	18,028	550,575
Fidus Investment Corp.		2,264	43,718
Fifth Street Finance Corp.		26,255	248,372
Financial Engines, Inc.		9,169	465,602
Firsthand Technology Value Fund, Inc.		1,355	28,929
FXCM, Inc., Class A		7,654	113,050
GAMCO Investors, Inc., Class A		1,052	81,688
Garrison Capital, Inc.	†	981	13,862
GFI Group, Inc.		14,329	50,868
Gladstone Capital Corp.	†	3,326	33,526
Gladstone Investment Corp.		4,193	34,676
Golub Capital BDC, Inc.	†	7,712	137,582
Greenhill & Co., Inc.		5,109	265,566
GSV Capital Corp.	*†	3,060	31,028
Hercules Technology Growth Capital, Inc.	†	10,586	148,945
HFF, Inc., Class A		6,615	222,330
Horizon Technology Finance Corp.	†	1,405	17,577

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ICG Group, Inc.	*	7,645	$156,111
INTL FCStone, Inc.	*	2,698	50,749
Investment Technology Group, Inc.	*	7,705	155,641
Janus Capital Group, Inc.		28,857	313,676
JMP Group, Inc.		2,681	19,062
KCAP Financial, Inc.	†	4,478	38,779
KCG Holdings, Inc., Class A	*	12,692	151,416
Ladenburg Thalmann Financial Services, Inc.	*	25,346	76,545
Lazard Ltd., Class A (Bermuda)		24,149	1,137,176
Legg Mason, Inc.		21,331	1,046,072
LPL Financial Holdings, Inc.		10,346	543,579
Main Street Capital Corp.	†	7,553	248,192
Manning & Napier, Inc.		2,151	36,072
Marcus & Millichap, Inc.	*	2,013	35,912
MCG Capital Corp.		11,279	42,747
Medallion Financial Corp.		4,381	57,873
Medley Capital Corp.	†	6,922	94,208
MVC Capital, Inc.		4,303	58,306
New Mountain Finance Corp.		7,475	108,761
NGP Capital Resources Co.		3,329	22,504
Oppenheimer Holdings, Inc., Class A		2,362	66,254
PennantPark Floating Rate Capital Ltd.	†	3,849	53,193
PennantPark Investment Corp.		13,532	149,529
Piper Jaffray Cos.	*	2,965	135,797
Prospect Capital Corp.		57,373	619,628
Pzena Investment Management, Inc., Class A		1,908	22,457
Raymond James Financial, Inc.		23,346	1,305,742
RCS Capital Corp., Class A		359	13,972
Safeguard Scientifics, Inc.	*	3,658	81,134
SEI Investments Co.		27,690	930,661
Silvercrest Asset Management Group, Inc., Class A		887	16,223
Solar Capital Ltd.		8,719	189,900
Solar Senior Capital Ltd.	†	1,823	31,192
Stellus Capital Investment Corp.	†	1,909	27,451
Stifel Financial Corp.	*	12,298	611,948
SWS Group, Inc.	*	6,080	45,478
TCP Capital Corp.		5,177	85,679
THL Credit, Inc.		7,161	98,822
TICC Capital Corp.	†	10,963	107,218
Triangle Capital Corp.	†	4,766	123,392
Virtus Investment Partners, Inc.	*	1,297	224,602
Waddell & Reed Financial, Inc., Class A		16,218	1,193,969
Walter Investment Management Corp.	*†	7,174	214,000
Westwood Holdings Group, Inc.		1,390	87,139
WhiteHorse Finance, Inc.		1,426	20,064
WisdomTree Investments, Inc.	*	18,871	247,588

			19,190,729

Chemicals—2.7%
A. Schulman, Inc.		5,791	209,982
Advanced Emissions Solutions, Inc.	*	4,696	115,240
Albemarle Corp.		15,615	1,037,148
American Vanguard Corp.	†	5,182	112,190
Arabian American Development Co.	*	3,148	34,156
Ashland, Inc.		15,109	1,503,043
Axiall Corp.		13,090	588,003
Balchem Corp.		5,542	288,849
Cabot Corp.		11,960	706,358
Calgon Carbon Corp.	*	10,032	218,999
Chase Corp.		1,020	32,161
Chemtura Corp.	*	18,538	468,826

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cytec Industries, Inc.		7,044	$687,565
Ferro Corp.	*	13,500	184,410
Flotek Industries, Inc.	*	8,704	242,406
FutureFuel Corp.		3,443	69,893
H.B. Fuller Co.		9,608	463,874
Hawkins, Inc.		1,492	54,816
Huntsman Corp.		36,546	892,453
Innophos Holdings, Inc.		4,376	248,119
Innospec, Inc.		4,218	190,780
International Flavors & Fragrances, Inc.		15,582	1,490,730
Intrepid Potash, Inc.	*	10,243	158,357
KMG Chemicals, Inc.		1,157	18,142
Koppers Holdings, Inc.		4,084	168,383
Kraton Performance Polymers, Inc.	*	6,464	168,969
Kronos Worldwide, Inc.	†	3,735	62,300
Landec Corp.	*	4,989	55,677
LSB Industries, Inc.	*	3,576	133,814
Marrone Bio Innovations, Inc.	*†	880	12,294
Minerals Technologies, Inc.		6,508	420,156
NewMarket Corp.		1,777	694,416
Olin Corp.	†	14,705	406,005
OM Group, Inc.		5,836	193,872
OMNOVA Solutions, Inc.	*	9,679	100,468
Penford Corp.	*	1,563	22,445
PolyOne Corp.		18,618	682,536
Quaker Chemical Corp.		2,639	208,032
Rockwood Holdings, Inc.		14,030	1,043,832
RPM International, Inc.		25,017	1,046,711
Scotts Miracle-Gro Co. (The), Class A		7,921	485,399
Sensient Technologies Corp.		9,570	539,844
Stepan Co.		3,691	238,291
Taminco Corp.	*	2,528	53,113
Tredegar Corp.		4,146	95,399
Valspar Corp. (The)		16,139	1,163,945
W.R. Grace & Co.	*	14,516	1,439,552
Westlake Chemical Corp.		7,902	522,954
Zep, Inc.		4,143	73,331

			20,048,238

Commercial Services & Supplies—1.7%
ABM Industries, Inc.		10,774	309,645
ACCO Brands Corp.	*	19,480	119,997
Acorn Energy, Inc.	*†	2,865	9,712
ARC Document Solutions, Inc.	*	7,490	55,726
Brink’s Co. (The)		9,284	265,058
Casella Waste Systems, Inc., Class A	*	5,820	29,740
Ceco Environmental Corp.		3,330	55,245
Cenveo, Inc.	*†	10,269	31,218
Cintas Corp.		19,737	1,176,522
Clean Harbors, Inc.	*	11,311	619,730
Copart, Inc.	*	21,509	782,712
Courier Corp.		1,904	29,322
Covanta Holding Corp.		19,254	347,535
Deluxe Corp.		9,388	492,588
EnerNOC, Inc.	*	4,402	98,076
Ennis, Inc.		4,365	72,328
G&K Services, Inc., Class A		3,785	231,528
Healthcare Services Group, Inc.		12,994	377,606
Heritage-Crystal Clean, Inc.	*	1,400	25,382
Herman Miller, Inc.		11,529	370,427
HNI Corp.		8,770	320,631
InnerWorkings, Inc.	*	7,289	55,834
Interface, Inc.		11,468	235,667
Intersections, Inc.		4,413	26,037

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
KAR Auction Services, Inc.		13,936	$422,958
Kimball International, Inc., Class B		6,806	123,257
Knoll, Inc.		8,621	156,816
McGrath RentCorp		4,288	149,908
Mobile Mini, Inc.		7,349	318,653
MSA Safety, Inc.		5,239	298,623
Multi-Color Corp.		2,526	88,410
NL Industries, Inc.		412	4,466
Performant Financial Corp.	*	3,538	32,019
Pitney Bowes, Inc.		38,114	990,583
Quad/Graphics, Inc.	†	4,134	96,942
R.R. Donnelley & Sons Co.		37,315	667,938
Rollins, Inc.		11,788	356,469
Schawk, Inc.		3,488	69,725
SP Plus Corp.	*	3,417	89,765
Steelcase, Inc., Class A		15,256	253,402
Swisher Hygiene, Inc.	*	19,333	8,702
Team, Inc.	*	4,053	173,711
Tetra Tech, Inc.	*	12,362	365,792
TRC Cos., Inc.	*	3,666	24,379
Unifirst Corp.		2,842	312,449
United Stationers, Inc.		7,455	306,177
US Ecology, Inc.		4,390	162,957
Viad Corp.		3,417	82,145
Waste Connections, Inc.		23,676	1,038,429
West Corp.		3,374	80,740

			12,813,681

Communications Equipment—1.2%
ADTRAN, Inc.		10,673	260,528
Alliance Fiber Optic Products, Inc.	†	1,860	26,914
Applied Optoelectronics, Inc.	*	694	17,121
ARRIS Group, Inc.	*	22,065	621,792
Aruba Networks, Inc.	*	21,903	410,681
Aviat Networks, Inc.	*	11,965	19,024
Bel Fuse, Inc., Class B		1,562	34,208
Black Box Corp.		2,697	65,645
Brocade Communications Systems, Inc.	*	82,900	879,569
CalAmp Corp.	*	6,551	182,576
Calix, Inc.	*	6,802	57,341
Ciena Corp.	*	18,562	422,100
CommScope Holding Co., Inc.	*	8,443	208,373
Comtech Telecommunications Corp.		3,106	98,957
Digi International, Inc.	*	4,346	44,112
EchoStar Corp., Class A	*	7,521	357,699
Emulex Corp.	*	15,840	117,058
Extreme Networks, Inc.	*	15,723	91,193
Finisar Corp.	*	17,651	467,928
Harmonic, Inc.	*	19,391	138,452
Infinera Corp.	*	22,813	207,142
InterDigital, Inc.		7,655	253,457
Ixia	*	9,680	121,000
JDS Uniphase Corp.	*	44,924	628,936
KVH Industries, Inc.	*	3,755	49,416
NETGEAR, Inc.	*	7,470	251,963
Numerex Corp., Class A	*	1,800	19,674
Oplink Communications, Inc.	*	3,197	57,418
Palo Alto Networks, Inc.	*	6,708	460,169
Parkervision, Inc.	*†	17,722	85,066
PC-Tel, Inc.		2,924	25,526
Plantronics, Inc.		8,468	376,403
Polycom, Inc.	*	26,215	359,670
Procera Networks, Inc.	*	3,968	41,227
Riverbed Technology, Inc.	*	30,760	606,280

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ruckus Wireless, Inc.	*	9,642	$117,247
ShoreTel, Inc.	*	9,728	83,661
Sonus Networks, Inc.	*	42,907	144,596
Tessco Technologies, Inc.		867	32,391
Ubiquiti Networks, Inc.	*†	2,651	120,541
ViaSat, Inc.	*	7,666	529,261
Westell Technologies, Inc., Class A	*	13,644	50,346

			9,142,661

Construction & Engineering—1.1%
AECOM Technology Corp.	*	19,916	640,698
Aegion Corp.	*	7,906	200,101
Ameresco, Inc., Class A	*	5,077	38,382
Argan, Inc.		2,317	68,884
Chicago Bridge & Iron Co. NV (Netherlands)		19,210	1,674,151
Comfort Systems USA, Inc.		6,272	95,585
Dycom Industries, Inc.	*	6,558	207,298
EMCOR Group, Inc.		12,986	607,615
Furmanite Corp.	*	7,017	68,907
Granite Construction, Inc.		7,664	306,024
Great Lakes Dredge & Dock Corp.	*	9,800	89,474
KBR, Inc.		27,461	732,659
Layne Christensen Co.	*	3,389	61,646
MasTec, Inc.	*	10,983	477,102
MYR Group, Inc.	*	4,593	116,295
Northwest Pipe Co.	*	2,458	88,881
Orion Marine Group, Inc.	*	6,042	75,948
Pike Corp.	*	4,864	52,337
Primoris Services Corp.		6,986	209,440
Quanta Services, Inc.	*	39,970	1,474,893
Sterling Construction Co., Inc.	*	5,331	46,220
Tutor Perini Corp.	*	7,347	210,638
URS Corp.		14,378	676,629

			8,219,807

Construction Materials—0.3%
Eagle Materials, Inc.		9,389	832,429
Headwaters, Inc.	*	14,630	193,262
Martin Marietta Materials, Inc.		8,712	1,118,185
Texas Industries, Inc.	*†	4,254	381,244
United States Lime & Minerals, Inc.		481	27,080
US Concrete, Inc.	*	2,151	50,549

			2,602,749

Consumer Finance—0.3%
Cash America International, Inc.		5,250	203,280
Consumer Portfolio Services, Inc.	*	2,748	18,796
Credit Acceptance Corp.	*	1,300	184,795
DFC Global Corp.	*	7,457	65,845
Encore Capital Group, Inc.	*†	4,850	221,645
Ezcorp, Inc., Class A	*	8,825	95,222
First Cash Financial Services, Inc.	*	5,377	271,323
First Marblehead Corp. (The)	*†	1,233	7,447
Green Dot Corp., Class A	*	4,362	85,190
Imperial Holdings, Inc.	*†	2,792	16,054
JGWPT Holdings, Inc., Class A	*	1,635	29,855
Nelnet, Inc., Class A		4,517	184,745
Nicholas Financial, Inc.		1,628	25,609
Portfolio Recovery Associates, Inc.	*	9,315	538,966
Regional Management Corp.	*	850	20,961
Springleaf Holdings, Inc.	*†	4,063	102,185
World Acceptance Corp.	*†	1,607	120,654

			2,192,572

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Containers & Packaging—1.7%
AEP Industries, Inc.	*	838	$31,090
AptarGroup, Inc.		12,624	834,446
Avery Dennison Corp.		18,817	953,457
Ball Corp.		26,832	1,470,662
Bemis Co., Inc.		19,180	752,623
Berry Plastics Group, Inc.	*	10,277	237,913
Crown Holdings, Inc.	*	27,543	1,232,274
Graphic Packaging Holding Co.	*	37,441	380,401
Greif, Inc., Class A		5,997	314,782
Myers Industries, Inc.		4,506	89,759
Owens-Illinois, Inc.	*	31,038	1,050,016
Packaging Corp. of America		18,761	1,320,212
Rock-Tenn Co., Class A		13,756	1,452,221
Sealed Air Corp.		37,501	1,232,658
Silgan Holdings, Inc.		8,597	425,723
Sonoco Products Co.		18,866	773,883
UFP Technologies, Inc.	*	952	23,191

			12,575,311

Distributors—0.3%
Core-Mark Holding Co., Inc.		2,291	166,326
LKQ Corp.	*	57,089	1,504,295
Pool Corp.		8,766	537,531
VOXX International Corp.	*	2,945	40,288
Weyco Group, Inc.		1,031	27,858

			2,276,298

Diversified Consumer Services—0.8%
American Public Education, Inc.	*	3,033	106,398
Apollo Education Group, Inc.	*	18,344	628,099
Ascent Capital Group, Inc., Class A	*	2,543	192,124
Bridgepoint Education, Inc.	*	3,328	49,554
Bright Horizons Family Solutions, Inc.	*	1,996	78,064
Capella Education Co.		2,073	130,910
Career Education Corp.	*	11,632	86,775
Carriage Services, Inc.	†	2,616	47,716
Corinthian Colleges, Inc.	*†	17,447	24,077
DeVry Education Group, Inc.		12,216	517,836
Education Management Corp.	*	5,027	24,481
Graham Holdings Co., Class B		803	565,111
Grand Canyon Education, Inc.	*	8,434	393,868
Hillenbrand, Inc.		10,140	327,826
Houghton Mifflin Harcourt Co.	*	3,517	71,501
ITT Educational Services, Inc.	*†	4,643	133,161
JTH Holding, Inc., Class A	*	737	20,444
K12, Inc.	*	5,107	115,673
LifeLock, Inc.	*	11,972	204,841
Lincoln Educational Services Corp.		3,801	14,330
Matthews International Corp., Class A		5,159	210,539
Regis Corp.		8,692	119,080
Service Corp. International		40,123	797,645
Sotheby’s		13,215	575,513
Steiner Leisure Ltd. (Bahamas)	*	2,781	128,621
Strayer Education, Inc.	*	1,807	83,899
Universal Technical Institute, Inc.		4,524	58,586
Weight Watchers International, Inc.	†	5,074	104,220

			5,810,892

Diversified Financial Services—0.5%
CBOE Holdings, Inc.		16,510	934,466
Gain Capital Holdings, Inc.		1,849	19,988
MarketAxess Holdings, Inc.		7,301	432,365
Marlin Business Services Corp.		1,306	27,178
MSCI, Inc.	*	23,154	996,085

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NASDAQ OMX Group, Inc. (The)		20,778	$767,539
NewStar Financial, Inc.	*	5,723	79,321
PHH Corp.	*	10,225	264,214
PICO Holdings, Inc.	*	3,754	97,566
Resource America, Inc., Class A		3,696	31,675

			3,650,397

Diversified Telecommunication Services—0.8%
8x8, Inc.	*	17,637	190,656
Atlantic Tele-Network, Inc.		1,558	102,703
Cbeyond, Inc.	*	5,638	40,876
Cincinnati Bell, Inc.	*	38,778	134,172
Cogent Communications Group, Inc.		8,853	314,547
Consolidated Communications Holdings, Inc.		7,943	158,940
FairPoint Communications, Inc.	*	5,088	69,197
Frontier Communications Corp.	†	188,706	1,075,624
General Communication, Inc., Class A	*	6,831	77,942
Hawaiian Telcom Holdco, Inc.	*	1,637	46,638
HickoryTech Corp.		2,808	35,914
IDT Corp., Class B		2,274	37,885
inContact, Inc.	*	8,949	85,910
Inteliquent, Inc.		6,478	94,125
Intelsat SA (Luxembourg)	*	3,546	66,381
Iridium Communications, Inc.	*†	10,823	81,281
Level 3 Communications, Inc.	*	32,519	1,272,794
Lumos Networks Corp.		2,601	34,775
magicJack VocalTec Ltd. (Israel)	*	3,040	64,539
ORBCOMM, Inc.	*	7,135	48,875
Premiere Global Services, Inc.	*	8,185	98,711
Straight Path Communications, Inc., Class B	*	1,137	8,368
Towerstream Corp.	*†	9,781	22,985
tw telecom inc.	*	26,361	824,045
Vonage Holdings Corp.	*	26,128	111,567
Windstream Holdings, Inc.	†	112,048	923,276

			6,022,726

Electric Utilities—1.5%
ALLETE, Inc.		7,371	386,388
Cleco Corp.		11,698	591,685
El Paso Electric Co.		7,508	268,261
Empire District Electric Co. (The)		7,796	189,599
Genie Energy Ltd., Class B	*	1,703	16,979
Great Plains Energy, Inc.		29,161	788,513
Hawaiian Electric Industries, Inc.	†	18,088	459,797
IDACORP, Inc.		9,449	524,136
ITC Holdings Corp.		30,099	1,124,198
MGE Energy, Inc.		6,204	243,383
NRG Yield, Inc., Class A	†	4,569	180,613
OGE Energy Corp.		37,918	1,393,866
Otter Tail Corp.		6,778	208,695
Pepco Holdings, Inc.		46,995	962,458
Pinnacle West Capital Corp.		21,064	1,151,358
PNM Resources, Inc.		15,338	414,586
Portland General Electric Co.		13,925	450,334
UIL Holdings Corp.		10,668	392,689
Unitil Corp.		2,617	85,942
UNS Energy Corp.		7,848	471,115
Westar Energy, Inc.		24,453	859,767

			11,164,362

Electrical Equipment—1.1%
Acuity Brands, Inc.		8,207	1,088,002
American Superconductor Corp.	*†	6,746	10,861

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AZZ, Inc.		4,607	$205,841
Babcock & Wilcox Co. (The)		21,289	706,795
Brady Corp., Class A		8,619	234,006
Capstone Turbine Corp.	*†	62,778	133,717
Encore Wire Corp.		4,068	197,339
EnerSys, Inc.		9,290	643,704
Enphase Energy, Inc.	*†	4,304	31,677
Franklin Electric Co., Inc.		8,722	370,859
FuelCell Energy, Inc.	*†	38,419	95,279
Generac Holdings, Inc.		9,970	587,931
General Cable Corp.		9,667	247,572
Global Power Equipment Group, Inc.		2,804	55,772
GrafTech International Ltd.	*†	22,518	245,897
Hubbell, Inc., Class B		11,356	1,361,244
II-VI, Inc.	*	8,787	135,583
LSI Industries, Inc.		3,003	24,595
Polypore International, Inc.	*†	8,493	290,545
Powell Industries, Inc.		1,563	101,282
Power Solutions International, Inc.	*	305	22,927
PowerSecure International, Inc.	*	4,744	111,199
Preformed Line Products Co.		638	43,735
Regal-Beloit Corp.		8,416	611,927
Revolution Lighting Technologies, Inc.	*†	4,765	15,010
SolarCity Corp.	*†	4,497	281,602
Thermon Group Holdings, Inc.	*	4,483	103,916
Vicor Corp.	*	3,481	35,506

			7,994,323

Electronic Equipment, Instruments & Components—2.5%
Aeroflex Holding Corp.	*	2,268	18,847
Agilysys, Inc.	*	4,188	56,119
Anixter International, Inc.		5,254	533,386
Arrow Electronics, Inc.	*	20,059	1,190,702
Audience, Inc.	*	1,525	19,062
Avnet, Inc.		26,259	1,221,831
AVX Corp.		9,165	120,795
Badger Meter, Inc.		2,704	148,990
Belden, Inc.		8,256	574,618
Benchmark Electronics, Inc.	*	10,071	228,108
CDW Corp.		5,536	151,908
Checkpoint Systems, Inc.	*	8,101	108,715
Cognex Corp.	*	16,331	552,968
Coherent, Inc.	*	4,645	303,551
Control4 Corp.	*†	742	15,738
CTS Corp.		6,621	138,246
Daktronics, Inc.		7,523	108,256
Dolby Laboratories, Inc., Class A	*†	8,312	369,884
DTS, Inc.	*	3,053	60,327
Electro Rent Corp.		4,267	75,056
Electro Scientific Industries, Inc.		3,685	36,297
Fabrinet (Cayman Islands)	*	4,614	95,833
FARO Technologies, Inc.	*	3,399	180,147
FEI Co.		7,793	802,835
FLIR Systems, Inc.		26,450	952,200
GSI Group, Inc.	*	5,025	65,626
Ingram Micro, Inc., Class A	*	28,453	841,071
Insight Enterprises, Inc.	*	8,626	216,599
InvenSense Inc.	*†	11,228	265,767
IPG Photonics Corp.	*†	6,135	436,076
Itron, Inc.	*	7,053	250,664
Jabil Circuit, Inc.		38,372	690,696
Kemet Corp.	*	8,699	50,541
Littelfuse, Inc.		4,198	393,101
Maxwell Technologies, Inc.	*	5,615	72,546

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Measurement Specialties, Inc.	*	3,063	$207,825
Mercury Systems, Inc.	*	6,981	92,219
Mesa Laboratories, Inc.		539	48,645
Methode Electronics, Inc.		6,490	198,983
MTS Systems Corp.		3,165	216,771
Multi-Fineline Electronix, Inc.	*	1,120	14,336
National Instruments Corp.		18,032	517,338
Neonode, Inc.	*†	3,979	22,640
Newport Corp.	*	6,603	136,550
OSI Systems, Inc.	*	3,965	237,345
Park Electrochemical Corp.		3,495	104,396
PC Connection, Inc.		1,452	29,505
Plexus Corp.	*	6,633	265,784
Radisys Corp.	*	4,878	17,512
RealD, Inc.	*	6,791	75,855
Richardson Electronics Ltd./United States		1,926	20,724
Rofin-Sinar Technologies, Inc.	*	4,789	114,744
Rogers Corp.	*	3,354	209,357
Sanmina Corp.	*	15,958	278,467
ScanSource, Inc.	*	5,403	220,280
Speed Commerce, Inc.	*	6,434	23,420
SYNNEX Corp.	*	4,962	300,747
Tech Data Corp.	*	7,261	442,631
Trimble Navigation Ltd.	*	48,816	1,897,478
TTM Technologies, Inc.	*	9,730	82,218
Uni-Pixel, Inc.	*†	1,630	12,486
Universal Display Corp.	*	7,843	250,270
Vishay Intertechnology, Inc.		25,419	378,235
Vishay Precision Group, Inc.	*	2,712	47,135
Zebra Technologies Corp., Class A	*	9,826	682,023
Zygo Corp.	*	2,997	45,524

			18,538,549

Energy Equipment & Services—2.5%
Atwood Oceanics, Inc.	*	11,121	560,387
Basic Energy Services, Inc.	*	5,491	150,508
Bolt Technology Corp.		1,856	36,693
Bristow Group, Inc.		6,783	512,252
C&J Energy Services, Inc.	*	8,503	247,948
Cal Dive International, Inc.	*†	20,032	34,054
CARBO Ceramics, Inc.		3,679	507,665
CHC Group Ltd. (Canada)	*	6,642	49,084
Dawson Geophysical Co.		1,539	43,107
Dresser-Rand Group, Inc.	*	14,411	841,747
Dril-Quip, Inc.	*	7,679	860,816
Era Group, Inc.	*	3,470	101,706
Exterran Holdings, Inc.		10,606	465,391
Forum Energy Technologies, Inc.	*	7,619	236,037
Frank’s International NV (Netherlands)	†	6,714	166,373
Geospace Technologies Corp.	*	2,532	167,542
Gulf Island Fabrication, Inc.		2,377	51,367
Gulfmark Offshore, Inc., Class A		5,207	234,003
Helix Energy Solutions Group, Inc.	*	19,957	458,612
Helmerich & Payne, Inc.		18,106	1,947,481
Hercules Offshore, Inc.	*	29,491	135,364
Hornbeck Offshore Services, Inc.	*	6,789	283,848
ION Geophysical Corp.	*	22,870	96,283
Key Energy Services, Inc.	*	29,567	273,199
Matrix Service Co.	*	4,454	150,456
McDermott International, Inc.	*†	45,471	355,583
Mitcham Industries, Inc.	*	1,935	26,974
Nabors Industries Ltd. (Bermuda)		55,669	1,372,241
Natural Gas Services Group, Inc.	*	2,483	74,838
Newpark Resources, Inc.	*	16,681	190,998

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
North Atlantic Drilling Ltd. (Bermuda)		13,466	$119,039
Nuverra Environmental Solutions, Inc.	*†	2,403	48,757
Oceaneering International, Inc.		20,685	1,486,424
Oil States International, Inc.	*	10,544	1,039,638
Parker Drilling Co.	*	23,214	164,587
Patterson-UTI Energy, Inc.		27,432	869,046
PHI, Inc.	*	2,638	116,705
Pioneer Energy Services Corp.	*	11,528	149,288
RigNet, Inc.	*	2,457	132,260
Rowan Cos. plc, Class A	*	23,107	778,244
RPC, Inc.		12,219	249,512
SEACOR Holdings, Inc.	*	3,616	312,495
Superior Energy Services, Inc.		30,226	929,752
Tesco Corp.	*	6,389	118,197
TETRA Technologies, Inc.	*	15,819	202,483
TGC Industries, Inc.	*	2,392	14,232
Tidewater, Inc.		9,431	458,535
Unit Corp.	*	9,048	591,558
Vantage Drilling Co.	*†	44,721	76,473
Willbros Group, Inc.	*	6,569	82,901

			18,572,683

Food & Staples Retailing—0.6%
Andersons, Inc. (The)		5,380	318,711
Casey’s General Stores, Inc.		7,187	485,769
Chefs’ Warehouse, Inc. (The)	*	3,665	78,431
Fairway Group Holdings Corp.	*†	2,487	19,001
Fresh Market, Inc. (The)	*	7,516	252,538
Ingles Markets, Inc., Class A		1,996	47,545
Natural Grocers by Vitamin Cottage, Inc.	*	1,404	61,299
Pantry, Inc. (The)	*	3,943	60,486
PriceSmart, Inc.		3,563	359,613
Rite Aid Corp.	*	140,196	879,029
Roundy’s, Inc.	†	3,989	27,444
Spartan Stores, Inc.		7,304	169,526
Sprouts Farmers Market, Inc.	*	3,981	143,435
SUPERVALU, Inc.	*	39,641	271,144
Susser Holdings Corp.	*†	3,451	215,584
United Natural Foods, Inc.	*	9,513	674,662
Village Super Market, Inc., Class A		1,280	33,792
Weis Markets, Inc.		2,120	104,410

			4,202,419

Food Products—1.2%
Alico, Inc.		494	18,624
Annie’s, Inc.	*†	2,802	112,612
B&G Foods, Inc.		9,578	288,394
Boulder Brands, Inc.	*	11,006	193,926
Calavo Growers, Inc.		2,244	79,841
Cal-Maine Foods, Inc.		2,754	172,896
Chiquita Brands International, Inc.	*	10,131	126,131
Darling International, Inc.	*	30,597	612,552
Dean Foods Co.		17,722	273,982
Diamond Foods, Inc.	*	4,466	155,997
Farmer Bros. Co.	*	930	18,321
Flowers Foods, Inc.		32,424	695,495
Fresh Del Monte Produce, Inc.		7,228	199,276
Griffin Land & Nurseries, Inc.		620	18,749
Hain Celestial Group, Inc. (The)	*	7,301	667,822
Hillshire Brands Co. (The)		23,311	868,568
Ingredion, Inc.		14,626	995,738
Inventure Foods, Inc.	*	3,145	43,967
J&J Snack Foods Corp.		2,916	279,849
John B. Sanfilippo & Son, Inc.		1,899	43,715

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lancaster Colony Corp.		3,541	$352,046
Lifeway Foods, Inc.	†	778	11,437
Limoneira Co.		1,586	35,970
Omega Protein Corp.	*	4,824	58,226
Pilgrim’s Pride Corp.	*	11,995	250,935
Pinnacle Foods, Inc.		6,337	189,223
Post Holdings, Inc.	*	7,191	396,368
Sanderson Farms, Inc.		4,402	345,513
Seaboard Corp.	*	51	133,694
Seneca Foods Corp., Class A	*	1,290	40,609
Snyder’s-Lance, Inc.		8,591	242,180
Tootsie Roll Industries, Inc.	†	3,452	103,339
TreeHouse Foods, Inc.	*	6,813	490,468
WhiteWave Foods Co. (The), Class A	*	26,681	761,476

			9,277,939

Gas Utilities—1.0%
AGL Resources, Inc.		22,309	1,092,249
Atmos Energy Corp.		19,020	896,413
Chesapeake Utilities Corp.		1,819	114,888
Delta Natural Gas Co., Inc.		1,837	38,063
Laclede Group, Inc. (The)		6,241	294,263
National Fuel Gas Co.		14,110	988,264
New Jersey Resources Corp.		8,167	406,717
Northwest Natural Gas Co.		5,383	236,906
Piedmont Natural Gas Co., Inc.		14,437	510,925
Questar Corp.		33,167	788,711
South Jersey Industries, Inc.		6,062	340,018
Southwest Gas Corp.		8,465	452,454
UGI Corp.		21,525	981,755
WGL Holdings, Inc.		9,748	390,505

			7,532,131

Health Care Equipment & Supplies—2.5%
Abaxis, Inc.	*†	4,490	174,571
ABIOMED, Inc.	*†	6,733	175,327
Accuray, Inc.	*†	15,070	144,672
Alere, Inc.	*	15,738	540,600
Align Technology, Inc.	*	14,086	729,514
Alphatec Holdings, Inc.	*	9,819	14,729
Analogic Corp.		2,120	174,073
AngioDynamics, Inc.	*	5,314	83,696
Anika Therapeutics, Inc.	*	1,903	78,213
Antares Pharma, Inc.	*†	19,090	66,815
ArthroCare Corp.	*	5,452	262,732
AtriCure, Inc.	*	5,136	96,608
Atrion Corp.		291	89,087
Biolase, Inc.	*†	5,211	12,559
Cantel Medical Corp.		6,207	209,300
Cardiovascular Systems, Inc.	*	4,717	149,953
Cerus Corp.	*†	16,123	77,390
CONMED Corp.		5,352	232,544
Cooper Cos., Inc. (The)		9,109	1,251,212
CryoLife, Inc.		6,833	68,057
Cutera, Inc.	*	2,327	26,039
Cyberonics, Inc.	*	5,278	344,390
Cynosure, Inc., Class A	*	4,027	117,991
Derma Sciences, Inc.	*	4,820	61,118
DexCom, Inc.	*	13,408	554,555
Endologix, Inc.	*	11,389	146,576
Exactech, Inc.	*	1,480	33,389
GenMark Diagnostics, Inc.	*†	7,868	78,208
Globus Medical, Inc., Class A	*	10,657	283,370
Greatbatch, Inc.	*	4,737	217,523

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Haemonetics Corp.	*	9,672	$315,211
HeartWare International, Inc.	*	3,167	297,001
Hill-Rom Holdings, Inc.		11,018	424,634
Hologic, Inc.	*	50,782	1,091,813
ICU Medical, Inc.	*	2,188	131,017
IDEXX Laboratories, Inc.	*	10,355	1,257,097
Inogen, Inc.	*	919	15,173
Insulet Corp.	*	10,118	479,796
Integra LifeSciences Holdings Corp.	*	4,183	192,376
Invacare Corp.		6,320	120,522
LDR Holding Corp.	*	964	33,094
Masimo Corp.	*	9,466	258,516
Medical Action Industries, Inc.	*	2,332	16,254
Meridian Bioscience, Inc.		7,174	156,321
Merit Medical Systems, Inc.	*	7,183	102,717
Natus Medical, Inc.	*	6,365	164,217
Neogen Corp.	*	6,836	307,278
NuVasive, Inc.	*	8,592	330,019
NxStage Medical, Inc.	*	11,835	150,778
OraSure Technologies, Inc.	*	12,739	101,530
Orthofix International NV (Curacao)	*	3,796	114,449
Oxford Immunotec Global plc (United Kingdom)	*†	1,033	20,732
PhotoMedex, Inc.	*†	2,664	42,171
Quidel Corp.	*	5,467	149,249
ResMed, Inc.	†	27,286	1,219,411
Rockwell Medical, Inc.	*†	8,627	109,218
RTI Surgical, Inc.	*	13,504	55,096
Sirona Dental Systems, Inc.	*	10,243	764,845
Spectranetics Corp.	*	8,093	245,299
Staar Surgical Co.	*	7,139	134,213
STERIS Corp.		11,430	545,783
SurModics, Inc.	*	3,217	72,704
Symmetry Medical, Inc.	*	5,904	59,394
Tandem Diabetes Care, Inc.	*	1,542	34,063
TearLab Corp.	*†	4,055	27,412
Teleflex, Inc.		7,670	822,531
Thoratec Corp.	*	10,517	376,614
Tornier NV (Netherlands)	*	4,118	87,384
Unilife Corp.	*†	22,514	91,632
Utah Medical Products, Inc.		525	30,361
Vascular Solutions, Inc.	*	2,721	71,263
Veracyte, Inc.	*	845	14,475
Volcano Corp.	*	10,713	211,153
West Pharmaceutical Services, Inc.		12,945	570,227
Wright Medical Group, Inc.	*	7,473	232,186
Zeltiq Aesthetics, Inc.	*	3,019	59,203

			18,601,243

Health Care Providers & Services—2.3%
Acadia Healthcare Co., Inc.	*	6,649	300,003
Addus HomeCare Corp.	*	874	20,146
Air Methods Corp.	*	7,403	395,542
Alliance HealthCare Services, Inc.	*	806	27,025
Almost Family, Inc.	*	1,537	35,505
Amedisys, Inc.	*	5,275	78,545
AMN Healthcare Services, Inc.	*	7,678	105,496
Amsurg Corp.	*	6,144	289,260
Bio-Reference Labs, Inc.	*†	4,688	129,764
BioScrip, Inc.	*	9,835	68,648
Brookdale Senior Living, Inc.	*	19,204	643,526
Capital Senior Living Corp.	*	5,534	143,829
Centene Corp.	*	10,505	653,936
Chemed Corp.	†	3,466	310,034

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Chindex International, Inc.	*	2,406	$45,907
Community Health Systems, Inc.	*	21,285	833,734
Corvel Corp.	*	2,370	117,931
Cross Country Healthcare, Inc.	*	7,318	59,056
Emeritus Corp.	*	8,023	252,243
Ensign Group, Inc. (The)		3,393	148,071
Envision Healthcare Holdings, Inc.	*	9,272	313,672
ExamWorks Group, Inc.	*	6,025	210,935
Five Star Quality Care, Inc.	*	9,106	44,255
Gentiva Health Services, Inc.	*	5,336	48,664
Hanger, Inc.	*	6,290	211,847
Health Net, Inc.	*	15,182	516,340
HealthSouth Corp.		16,598	596,366
Healthways, Inc.	*	5,769	98,881
IPC The Hospitalist Co., Inc.	*	3,142	154,209
Kindred Healthcare, Inc.		10,765	252,116
Landauer, Inc.		1,882	85,311
LHC Group, Inc.	*	2,770	61,106
LifePoint Hospitals, Inc.	*	9,213	502,569
Magellan Health Services, Inc.	*	4,963	294,554
MEDNAX, Inc.	*	19,234	1,192,123
Molina Healthcare, Inc.	*	5,696	213,942
MWI Veterinary Supply, Inc.	*	2,422	376,912
National Healthcare Corp.		1,812	101,055
National Research Corp., Class A	*	1,929	32,002
Omnicare, Inc.		20,099	1,199,307
Owens & Minor, Inc.		11,941	418,293
Patterson Cos., Inc.		16,316	681,356
PharMerica Corp.	*	5,445	152,351
Premier, Inc., Class A	*	6,482	213,582
Providence Service Corp. (The)	*	2,069	58,511
Select Medical Holdings Corp.		8,061	100,359
Skilled Healthcare Group, Inc., Class A	*	4,230	22,292
Surgical Care Affiliates, Inc.	*	1,885	57,964
Team Health Holdings, Inc.	*	13,286	594,549
Tenet Healthcare Corp.	*	19,583	838,348
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	73,017
U.S. Physical Therapy, Inc.		2,234	77,229
Universal American Corp.		7,130	50,409
Universal Health Services, Inc., Class B		17,359	1,424,653
USMD Holdings, Inc.	*†	174	2,219
VCA Antech, Inc.	*	16,891	544,397
WellCare Health Plans, Inc.	*	8,148	517,561

			16,991,457

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	34,335	619,060
athenahealth, Inc.	*	6,943	1,112,546
Computer Programs & Systems, Inc.		2,114	136,564
HealthStream, Inc.	*	3,356	89,605
HMS Holdings Corp.	*	16,863	321,240
MedAssets, Inc.	*	11,090	274,034
Medidata Solutions, Inc.	*	10,266	557,855
Merge Healthcare, Inc.	*	9,619	23,470
Omnicell, Inc.	*	6,227	178,217
Quality Systems, Inc.		6,901	116,489
Veeva Systems, Inc., Class A	*†	2,515	67,151
Vocera Communications, Inc.	*	3,339	54,526

			3,550,757

Hotels, Restaurants & Leisure—2.1%
ARAMARK Holdings Corp.		7,951	229,943
Bally Technologies, Inc.	*	7,358	487,615

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Biglari Holdings, Inc.	*	243	$118,460
BJ’s Restaurants, Inc.	*	4,349	142,256
Bloomin’ Brands, Inc.	*	10,231	246,567
Bob Evans Farms, Inc.		5,219	261,107
Boyd Gaming Corp.	*	12,175	160,710
Bravo Brio Restaurant Group, Inc.	*	3,101	43,755
Brinker International, Inc.		12,779	670,259
Buffalo Wild Wings, Inc.	*	3,576	532,466
Burger King Worldwide, Inc.		19,474	517,035
Caesars Entertainment Corp.	*†	8,076	153,525
Carrols Restaurant Group, Inc.	*	3,749	26,880
Cheesecake Factory, Inc. (The)		10,028	477,634
Choice Hotels International, Inc.		5,105	234,830
Churchill Downs, Inc.		2,690	245,597
Chuy’s Holdings, Inc.	*	3,373	145,511
ClubCorp Holdings, Inc.		3,469	65,564
Cracker Barrel Old Country Store, Inc.		3,710	360,760
Del Frisco’s Restaurant Group, Inc.	*	1,694	47,263
Denny’s Corp.	*	15,003	96,469
Diamond Resorts International, Inc.	*	2,873	48,697
DineEquity, Inc.		3,180	248,263
Diversified Restaurant Holdings, Inc.	*†	1,746	8,730
Domino’s Pizza, Inc.		10,659	820,423
Dunkin’ Brands Group, Inc.		20,134	1,010,324
Einstein Noah Restaurant Group, Inc.		1,279	21,052
Fiesta Restaurant Group, Inc.	*	3,950	180,080
Ignite Restaurant Group, Inc.	*†	1,280	18,010
International Game Technology		46,177	649,249
International Speedway Corp., Class A		5,069	172,295
Interval Leisure Group, Inc.		6,806	177,909
Intrawest Resorts Holdings, Inc.	*	3,352	43,710
Isle of Capri Casinos, Inc.	*	5,204	39,915
Jack in the Box, Inc.	*	8,142	479,889
Jamba, Inc.	*	3,273	39,260
Krispy Kreme Doughnuts, Inc.	*	12,266	217,476
Life Time Fitness, Inc.	*†	8,407	404,377
Luby’s, Inc.	*	4,603	28,354
Marcus Corp. (The)		4,188	69,940
Marriott Vacations Worldwide Corp.	*	5,657	316,283
Monarch Casino & Resort, Inc.	*	2,050	37,986
Morgans Hotel Group Co.	*	5,643	45,370
Multimedia Games Holding Co., Inc.	*	4,998	145,142
Nathan’s Famous, Inc.	*	431	21,115
Noodles & Co.	*†	993	39,194
Orient-Express Hotels Ltd., Class A (Bermuda)	*	18,365	264,640
Panera Bread Co., Class A	*	4,950	873,526
Papa John’s International, Inc.		6,232	324,750
Penn National Gaming, Inc.	*	12,185	150,119
Pinnacle Entertainment, Inc.	*	10,729	254,277
Popeyes Louisiana Kitchen, Inc.	*	4,381	178,044
Potbelly Corp.	*†	1,446	25,840
Red Robin Gourmet Burgers, Inc.	*	2,741	196,475
Ruby Tuesday, Inc.	*	11,736	65,839
Ruth’s Hospitality Group, Inc.		7,796	94,254
Scientific Games Corp., Class A	*	8,925	122,540
SeaWorld Entertainment, Inc.		5,684	171,827
Six Flags Entertainment Corp.		12,629	507,054
Sonic Corp.	*	10,276	234,190
Speedway Motorsports, Inc.		1,680	31,466
Texas Roadhouse, Inc.		11,362	296,321
Town Sports International Holdings, Inc.		4,025	34,172
Vail Resorts, Inc.		6,756	470,893

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wendy’s Co. (The)		54,955	$501,190

			15,344,666

Household Durables—2.0%
Bassett Furniture Industries, Inc.		1,779	26,418
Beazer Homes USA, Inc.	*†	4,831	97,006
Blyth, Inc.	†	1,754	18,820
Cavco Industries, Inc.	*	1,216	95,395
CSS Industries, Inc.		1,140	30,780
D.R. Horton, Inc.		54,009	1,169,295
Ethan Allen Interiors, Inc.		4,278	108,875
EveryWare Global, Inc.	*†	1,582	7,214
Flexsteel Industries, Inc.		839	31,563
Harman International Industries, Inc.		12,995	1,382,668
Helen of Troy Ltd. (Bermuda)	*	6,111	423,065
Hooker Furniture Corp.		2,097	32,839
Hovnanian Enterprises, Inc., Class A	*†	21,157	100,073
Installed Building Products, Inc.	*	1,567	21,860
iRobot Corp.	*†	5,589	229,428
Jarden Corp.	*	24,302	1,453,989
KB Home		16,227	275,697
La-Z-Boy, Inc.		9,601	260,187
Leggett & Platt, Inc.		27,050	882,912
Lennar Corp., Class A		31,648	1,253,894
LGI Homes, Inc.	*	1,508	26,013
Libbey, Inc.	*	3,551	92,326
Lifetime Brands, Inc.		1,617	28,880
M/I Homes, Inc.	*	4,003	89,747
MDC Holdings, Inc.		7,811	220,895
Meritage Homes Corp.	*	7,625	319,335
Mohawk Industries, Inc.	*	11,584	1,575,192
NACCO Industries, Inc., Class A		829	44,940
NVR, Inc.	*	882	1,011,654
Ryland Group, Inc. (The)		9,033	360,688
Skullcandy, Inc.	*	3,066	28,146
Standard Pacific Corp.	*	28,766	239,045
Taylor Morrison Home Corp., Class A	*	6,556	154,066
Tempur Sealy International, Inc.	*	11,368	576,017
Toll Brothers, Inc.	*	33,553	1,204,553
TRI Pointe Homes, Inc.	*†	2,341	37,994
Tupperware Brands Corp.		9,837	823,947
UCP, Inc., Class A	*	1,249	18,810
Universal Electronics, Inc.	*	3,125	119,969
WCI Communities, Inc.	*	1,099	21,716
William Lyon Homes, Class A	*	2,179	60,162
Zagg, Inc.	*	4,869	22,495

			14,978,568

Household Products—0.3%
Central Garden and Pet Co., Class A	*	6,906	57,113
Energizer Holdings, Inc.		11,719	1,180,572
Harbinger Group, Inc.	*	7,514	91,896
Oil-Dri Corp of America		764	26,389
Orchids Paper Products Co.		947	28,978
Spectrum Brands Holdings, Inc.		4,173	332,588
WD-40 Co.		2,756	213,783

			1,931,319

Independent Power and Renewable Electricity Producers—0.1%
Atlantic Power Corp.	†	20,459	59,331
Dynegy, Inc.	*	18,273	455,729
Ormat Technologies, Inc.	†	3,707	111,247
Pattern Energy Group, Inc.		3,084	83,669

			709,976

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		12,019	$953,587
Raven Industries, Inc.		6,841	224,043

			1,177,630

Insurance—4.6%
Alleghany Corp.	*	3,162	1,288,136
Allied World Assurance Co. Holdings AG (Switzerland)		6,453	665,885
Ambac Financial Group, Inc.	*	8,936	277,284
American Equity Investment Life Holding Co.		12,306	290,668
American Financial Group, Inc.		14,468	834,948
American National Insurance Co.		1,400	158,270
AMERISAFE, Inc.		3,489	153,202
AmTrust Financial Services, Inc.	†	5,869	220,733
Arch Capital Group Ltd. (Bermuda)	*	25,441	1,463,875
Argo Group International Holdings Ltd. (Bermuda)		5,302	243,362
Arthur J. Gallagher & Co.		23,902	1,137,257
Aspen Insurance Holdings Ltd. (Bermuda)		12,871	510,979
Assurant, Inc.		13,969	907,426
Assured Guaranty Ltd. (Bermuda)		31,937	808,645
Axis Capital Holdings Ltd. (Bermuda)		20,988	962,300
Baldwin & Lyons, Inc., Class B		1,792	47,112
Blue Capital Reinsurance Holdings Ltd. (Bermuda)	*†	1,048	18,225
Brown & Brown, Inc.		22,011	677,058
Citizens, Inc.	*	8,606	63,684
CNO Financial Group, Inc.		42,769	774,119
Crawford & Co., Class B		6,546	71,417
Donegal Group, Inc., Class A		1,264	18,429
eHealth, Inc.	*	3,302	167,742
EMC Insurance Group, Inc.		1,041	36,987
Employers Holdings, Inc.		5,724	115,796
Endurance Specialty Holdings Ltd. (Bermuda)		8,239	443,505
Enstar Group Ltd. (Bermuda)	*	1,836	250,265
Erie Indemnity Co., Class A		4,544	316,989
Everest Re Group Ltd. (Bermuda)		9,037	1,383,113
FBL Financial Group, Inc., Class A		1,304	56,489
Fidelity & Guaranty Life		2,136	50,410
Fidelity National Financial, Inc., Class A		52,472	1,649,720
First American Financial Corp.		20,314	539,337
Genworth Financial, Inc., Class A	*	94,204	1,670,237
Global Indemnity plc (Ireland)	*	1,488	39,194
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	184,500
Hallmark Financial Services, Inc.	*	2,249	18,689
Hanover Insurance Group, Inc. (The)		8,274	508,355
HCC Insurance Holdings, Inc.		18,680	849,753
HCI Group, Inc.	†	2,260	82,264
Hilltop Holdings, Inc.	*	11,655	277,272
Horace Mann Educators Corp.		7,441	215,789
Independence Holding Co.		1,901	25,511
Infinity Property & Casualty Corp.		1,953	132,081
Investors Title Co.		224	17,002
Kansas City Life Insurance Co.		1,203	57,985
Kemper Corp.		8,711	341,210
Maiden Holdings Ltd. (Bermuda)		8,262	103,110
Markel Corp.	*	2,634	1,570,127
MBIA, Inc.	*	27,028	378,122
Meadowbrook Insurance Group, Inc.		10,981	64,019
Mercury General Corp.		5,177	233,379

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Montpelier Re Holdings Ltd. (Bermuda)		8,461	$251,799
National Interstate Corp.		1,051	28,177
National Western Life Insurance Co., Class A		368	89,976
Navigators Group, Inc. (The)	*	1,745	107,126
Old Republic International Corp.		49,114	805,470
OneBeacon Insurance Group Ltd., Class A		4,581	70,822
PartnerRe Ltd. (Bermuda)		10,210	1,056,735
Phoenix Cos., Inc. (The)	*	1,471	76,124
Platinum Underwriters Holdings Ltd. (Bermuda)		5,531	332,413
Primerica, Inc.		11,052	520,660
ProAssurance Corp.		11,992	534,004
Protective Life Corp.		15,100	794,109
Reinsurance Group of America, Inc.		13,683	1,089,577
RenaissanceRe Holdings Ltd. (Bermuda)		7,797	760,987
RLI Corp.		8,058	356,486
Safety Insurance Group, Inc.		2,194	118,147
Selective Insurance Group, Inc.		10,774	251,250
StanCorp Financial Group, Inc.		8,572	572,610
State Auto Financial Corp.		2,585	55,086
Stewart Information Services Corp.		4,371	153,553
Symetra Financial Corp.		15,274	302,731
Third Point Reinsurance Ltd. (Bermuda)	*	4,088	64,795
Tower Group International Ltd. (Bermuda)		9,683	26,144
United Fire Group, Inc.		3,518	106,771
Universal Insurance Holdings, Inc.		4,648	59,030
Validus Holdings Ltd. (Bermuda)		17,588	663,243
W.R. Berkley Corp.		20,500	853,210
White Mountains Insurance Group Ltd.		1,171	702,483

			34,175,484

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	6,281	35,362
Blue Nile, Inc.	*	2,444	85,051
FTD Cos., Inc.	*	3,867	123,009
Groupon, Inc.	*†	81,033	635,299
HomeAway, Inc.	*	11,188	421,452
HSN, Inc.		6,425	383,765
Liberty Ventures, Series A	*	6,963	907,488
Nutrisystem, Inc.		5,029	75,787
Orbitz Worldwide, Inc.	*	5,907	46,311
Overstock.com, Inc.	*†	2,104	41,449
PetMed Express, Inc.	†	3,185	42,711
RetailMeNot, Inc.	*	1,514	48,448
Shutterfly, Inc.	*	7,318	312,332
ValueVision Media, Inc., Class A	*	6,239	30,321
Vitacost.com, Inc.	*	5,941	42,122
zulily, Inc., Class A	*†	2,690	135,011

			3,365,918

Internet Software & Services—1.7%
Angie’s List, Inc.	*†	7,000	85,260
AOL, Inc.	*	14,964	654,974
Bankrate, Inc.	*	9,244	156,593
Bazaarvoice, Inc.	*†	8,939	65,255
Benefitfocus, Inc.	*†	852	40,018
Blucora, Inc.	*	7,679	151,200
Brightcove, Inc.	*	6,369	62,607
Carbonite, Inc.	*	1,699	17,313
Care.com, Inc.	*	1,199	19,843
ChannelAdvisor Corp.	*	978	36,910
Chegg, Inc.	*†	2,514	17,598
comScore, Inc.	*	7,144	234,252

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Constant Contact, Inc.	*	5,890	$144,069
Conversant, Inc.	*	13,143	369,975
Cornerstone OnDemand, Inc.	*	7,409	354,669
CoStar Group, Inc.	*	5,388	1,006,155
Cvent, Inc.	*	1,038	37,524
Dealertrack Technologies, Inc.	*	8,039	395,438
Demand Media, Inc.	*	4,535	21,995
Demandware, Inc.	*	3,369	215,818
Dice Holdings, Inc.	*	6,835	50,989
Digital River, Inc.	*	5,786	100,850
E2open, Inc.	*†	2,458	57,935
EarthLink Holdings Corp.		20,557	74,211
eGain Corp.	*†	2,108	14,882
Endurance International Group Holdings, Inc.	*†	3,650	47,487
Envestnet, Inc.	*	4,359	175,145
Global Eagle Entertainment, Inc.	*	6,028	95,122
Gogo, Inc.	*†	1,773	36,417
IAC/InterActiveCorp		14,318	1,022,162
Internap Network Services Corp.	*	12,196	86,348
Intralinks Holdings, Inc.	*	8,511	87,068
j2 Global, Inc.	†	8,665	433,683
Limelight Networks, Inc.	*	6,937	15,123
Liquidity Services, Inc.	*†	4,692	122,227
LivePerson, Inc.	*	11,777	142,148
LogMeIn, Inc.	*	4,468	200,569
Marchex, Inc., Class B		5,699	59,897
Marin Software, Inc.	*	1,504	15,897
Marketo, Inc.	*	1,125	36,754
Millennial Media, Inc.	*†	8,132	56,273
Monster Worldwide, Inc.	*	21,639	161,860
Move, Inc.	*	7,747	89,555
Net Element International, Inc.	*†	362	1,256
NIC, Inc.		12,220	235,968
OpenTable, Inc.	*	4,249	326,876
Pandora Media, Inc.	*	26,455	802,116
Perficient, Inc.	*	5,746	104,118
QuinStreet, Inc.	*	5,214	34,621
Rackspace Hosting, Inc.	*	21,423	703,103
RealNetworks, Inc.	*	4,328	32,806
Reis, Inc.	*	1,345	24,277
Rocket Fuel, Inc.	*†	825	35,376
SciQuest, Inc.	*	4,686	126,592
Shutterstock, Inc.	*	1,263	91,706
Spark Networks, Inc.	*†	1,965	10,277
SPS Commerce, Inc.	*	2,907	178,635
Stamps.com, Inc.	*	2,445	82,054
support.com, Inc.	*	10,899	27,792
TechTarget, Inc.	*	2,374	17,117
Textura Corp.	*†	846	21,328
Travelzoo, Inc.	*	1,808	41,403
Tremor Video, Inc.	*†	1,209	4,981
Trulia, Inc.	*†	5,165	171,478
United Online, Inc.		2,119	24,496
Unwired Planet, Inc.	*	23,320	50,604
Vistaprint NV (Netherlands)	*†	6,206	305,459
Vocus, Inc.	*	4,079	54,373
Web.com Group, Inc.	*	7,545	256,756
WebMD Health Corp.	*	4,970	205,758
Wix.com Ltd. (Israel)	*	1,393	31,997
XO Group, Inc.	*	5,737	58,173
Xoom Corp.	*	1,855	36,210
Yelp, Inc.	*	5,985	460,426

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zillow, Inc., Class A	*†	4,545	$400,415
Zix Corp.	*	9,536	39,479

			12,268,094

IT Services—2.3%
Acxiom Corp.	*	13,925	478,950
Blackhawk Network Holdings, Inc.	*†	1,822	44,439
Booz Allen Hamilton Holding Corp.		5,188	114,136
Broadridge Financial Solutions, Inc.		22,585	838,807
CACI International, Inc., Class A	*	4,457	328,927
Cardtronics, Inc.	*	8,528	331,313
Cass Information Systems, Inc.		2,024	104,357
CIBER, Inc.	*	14,012	64,175
Computer Task Group, Inc.		2,532	43,019
Convergys Corp.		20,160	441,706
CoreLogic, Inc.	*	17,877	537,025
CSG Systems International, Inc.		5,860	152,594
Datalink Corp.	*	4,947	68,912
DST Systems, Inc.		6,541	620,021
EPAM Systems, Inc.	*	3,695	121,565
Euronet Worldwide, Inc.	*	9,421	391,819
EVERTEC, Inc. (Puerto Rico)		5,923	146,298
ExlService Holdings, Inc.	*	6,582	203,450
FleetCor Technologies, Inc.	*	12,974	1,493,307
Forrester Research, Inc.		2,455	88,012
Gartner, Inc.	*	17,940	1,245,754
Genpact Ltd. (Bermuda)	*	32,012	557,649
Global Cash Access Holdings, Inc.	*	13,203	90,573
Global Payments, Inc.		13,445	956,074
Hackett Group, Inc. (The)		7,902	47,254
Heartland Payment Systems, Inc.	†	6,660	276,057
Higher One Holdings, Inc.	*	7,479	54,073
iGATE Corp.	*	6,743	212,674
Jack Henry & Associates, Inc.		16,538	922,159
Leidos Holdings, Inc.	†	13,906	491,855
Lionbridge Technologies, Inc.	*	13,699	91,920
Luxoft Holding, Inc. (Virgin Islands, British)	*	758	26,583
ManTech International Corp., Class A		4,079	119,963
MAXIMUS, Inc.		13,002	583,270
ModusLink Global Solutions, Inc.	*	10,739	45,426
MoneyGram International, Inc.	*	4,578	80,802
NeuStar, Inc., Class A	*†	12,510	406,700
Planet Payment, Inc.	*	6,859	18,794
PRGX Global, Inc.	*	4,569	31,663
Sapient Corp.	*	20,009	341,353
Science Applications International Corp.		7,547	282,182
ServiceSource International, Inc.	*	9,931	83,818
Sykes Enterprises, Inc.	*	8,024	159,437
Syntel, Inc.	*	2,923	262,778
TeleTech Holdings, Inc.	*	4,266	104,560
Total System Services, Inc.		31,366	953,840
Unisys Corp.	*	8,649	263,448
Vantiv, Inc., Class A	*	16,953	512,320
VeriFone Systems, Inc.	*	20,951	708,563
Virtusa Corp.	*	4,651	155,855
WEX, Inc.	*	7,357	699,283

			17,399,512

Leisure Products—0.5%
Arctic Cat, Inc.		2,262	108,101
Black Diamond, Inc.	*†	3,789	46,339
Brunswick Corp.		17,127	775,682
Callaway Golf Co.		13,092	133,800

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
JAKKS Pacific, Inc.	†	3,244	$23,422
Johnson Outdoors, Inc., Class A		785	19,955
LeapFrog Enterprises, Inc.	*†	12,080	90,600
Malibu Boats, Inc., Class A	*	1,521	33,797
Marine Products Corp.		3,091	23,244
Nautilus, Inc.	*	4,916	47,341
Polaris Industries, Inc.		12,366	1,727,654
Smith & Wesson Holding Corp.	*†	9,907	144,840
Sturm Ruger & Co., Inc.	†	3,706	221,619

			3,396,394

Life Sciences Tools & Services—1.1%
Accelerate Diagnostics, Inc.	*†	1,793	39,105
Affymetrix, Inc.	*†	13,418	95,670
Albany Molecular Research, Inc.	*	3,704	68,858
Bio-Rad Laboratories, Inc., Class A	*	3,976	509,405
Bruker Corp.	*	21,245	484,174
Cambrex Corp.	*	6,259	118,107
Charles River Laboratories International, Inc.	*	9,037	545,293
Covance, Inc.	*	10,559	1,097,080
Fluidigm Corp.	*	5,173	227,974
Furiex Pharmaceuticals, Inc.	*	1,264	109,968
Harvard Bioscience, Inc.	*	4,039	19,145
Luminex Corp.	*	7,419	134,358
Mettler-Toledo International, Inc.	*	5,774	1,360,816
NeoGenomics, Inc.	*†	5,221	18,117
Pacific Biosciences of California, Inc.	*	7,617	40,751
PAREXEL International Corp.	*	10,989	594,395
PerkinElmer, Inc.		21,185	954,596
QIAGEN NV (Netherlands)	*	44,171	931,567
Quintiles Transnational Holdings, Inc.	*	5,268	267,456
Sequenom, Inc.	*†	20,997	51,443
Techne Corp.		6,895	588,626

			8,256,904

Machinery—4.4%
Accuride Corp.	*	5,687	25,193
Actuant Corp., Class A		13,737	469,119
AGCO Corp.		18,353	1,012,351
Alamo Group, Inc.		1,174	63,783
Albany International Corp., Class A		5,205	184,986
Altra Industrial Motion Corp.		5,386	192,280
American Railcar Industries, Inc.	†	2,078	145,522
Ampco-Pittsburgh Corp.		986	18,606
Astec Industries, Inc.		4,135	181,568
Barnes Group, Inc.		10,180	391,625
Blount International, Inc.	*	9,180	109,242
Briggs & Stratton Corp.		9,174	204,121
Chart Industries, Inc.	*	5,889	468,470
CIRCOR International, Inc.		3,375	247,489
CLARCOR, Inc.		9,456	542,302
Colfax Corp.	*	19,901	1,419,538
Columbus McKinnon Corp.	*	3,189	85,433
Commercial Vehicle Group, Inc.	*	6,660	60,739
Crane Co.		9,084	646,327
Donaldson Co., Inc.		27,667	1,173,081
Douglas Dynamics, Inc.		3,681	64,123
Dynamic Materials Corp.		3,125	59,500
Energy Recovery, Inc.	*†	6,998	37,229
EnPro Industries, Inc.	*	3,892	282,832
ESCO Technologies, Inc.		5,338	187,844
ExOne Co. (The)	*†	966	34,612
Federal Signal Corp.	*	11,860	176,714

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
FreightCar America, Inc.		2,798	$65,025
Gerber Scientific, Inc.	*†‡d	3,478	—
Global Brass & Copper Holdings, Inc.		1,289	20,327
Gorman-Rupp Co. (The)		3,896	123,854
Graco, Inc.		11,581	865,564
Graham Corp.		1,617	51,501
Greenbrier Cos., Inc. (The)	*	4,956	225,994
Hardinge, Inc.		1,862	26,813
Harsco Corp.		14,896	349,013
Hurco Cos., Inc.		1,248	33,297
Hyster-Yale Materials Handling, Inc.		2,095	204,262
IDEX Corp.		15,755	1,148,382
ITT Corp.		16,791	717,983
John Bean Technologies Corp.		5,724	176,872
Kadant, Inc.		2,468	90,008
Kennametal, Inc.		15,199	673,316
L.B. Foster Co., Class A		1,705	79,879
Lincoln Electric Holdings, Inc.		15,664	1,127,965
Lindsay Corp.	†	2,395	211,191
Lydall, Inc.	*	2,982	68,198
Manitex International, Inc.	*	1,949	31,769
Manitowoc Co., Inc. (The)		25,441	800,119
Meritor, Inc.	*	19,272	236,082
Middleby Corp. (The)	*	3,558	940,059
Miller Industries, Inc.		1,779	34,744
Mueller Industries, Inc.		11,050	331,389
Mueller Water Products, Inc., Class A		30,046	285,437
Navistar International Corp.	*	10,261	347,540
NN, Inc.		3,390	66,783
Nordson Corp.		12,138	855,608
Omega Flex, Inc.		488	10,463
Oshkosh Corp.		16,649	980,127
PMFG, Inc.	*	3,313	19,779
Proto Labs, Inc.	*	3,182	215,326
RBC Bearings, Inc.	*	4,314	274,802
Rexnord Corp.	*	6,148	178,169
Snap-on, Inc.		10,984	1,246,464
SPX Corp.		8,853	870,338
Standex International Corp.		2,170	116,269
Sun Hydraulics Corp.		4,279	185,323
Tecumseh Products Co., Class A	*	2,932	20,231
Tennant Co.		3,673	241,022
Terex Corp.		21,047	932,382
Timken Co. (The)		16,577	974,396
Titan International, Inc.		9,793	185,969
Toro Co. (The)		10,819	683,653
TriMas Corp.	*	8,555	284,026
Trinity Industries, Inc.		15,009	1,081,699
Twin Disc, Inc.		1,926	50,731
Valmont Industries, Inc.	†	5,071	754,768
Wabash National Corp.	*	12,487	171,821
WABCO Holdings, Inc.	*	11,185	1,180,689
Wabtec Corp.		18,390	1,425,225
Watts Water Technologies, Inc., Class A		5,244	307,770
Woodward, Inc.		13,324	553,346
Xerium Technologies, Inc.	*	1,744	27,991
Xylem, Inc.		35,461	1,291,490

			32,937,872

Marine—0.2%
International Shipholding Corp.		724	21,315
Kirby Corp.	*	10,715	1,084,894
Matson, Inc.		8,599	212,309
Scorpio Bulkers, Inc.	*	24,958	252,325

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	$11,058

			1,581,901

Media—1.7%
A.H. Belo Corp., Class A		2,998	34,717
AMC Entertainment Holdings, Inc., Class A	*	3,960	96,030
AMC Networks, Inc., Class A	*	11,185	817,512
Cablevision Systems Corp., Class A	†	37,662	635,358
Carmike Cinemas, Inc.	*	4,840	144,522
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	20,704	60,870
Cinemark Holdings, Inc.		21,864	634,275
Clear Channel Outdoor Holdings, Inc., Class A		8,401	76,533
Crown Media Holdings, Inc., Class A	*	4,399	16,892
Cumulus Media, Inc., Class A	*	17,734	122,542
Daily Journal Corp.	*	156	26,983
Dex Media, Inc.	*†	2,722	25,042
DreamWorks Animation SKG, Inc., Class A	*†	13,912	369,364
Entercom Communications Corp., Class A	*	3,975	40,028
Entravision Communications Corp., Class A		9,227	61,821
EW Scripps Co. (The), Class A	*	5,253	93,083
Gannett Co., Inc.		43,827	1,209,625
Global Sources Ltd. (Bermuda)	*	3,330	29,837
Gray Television, Inc.	*	10,278	106,583
Harte-Hanks, Inc.		7,272	64,285
Hemisphere Media Group, Inc.	*†	1,387	17,462
Interpublic Group of Cos., Inc. (The)		81,926	1,404,212
John Wiley & Sons, Inc., Class A		8,833	509,134
Journal Communications, Inc., Class A	*	9,165	81,202
Lamar Advertising Co., Class A	*	15,165	773,263
Lions Gate Entertainment Corp.	†	14,824	396,246
Live Nation Entertainment, Inc.	*	26,867	584,357
Loral Space & Communications, Inc.	*	2,438	172,440
Madison Square Garden Co. (The), Class A	*	11,610	659,216
Martha Stewart Living Omnimedia, Inc., Class A	*†	6,601	29,903
McClatchy Co. (The), Class A	*†	14,513	93,173
MDC Partners, Inc., Class A		6,503	148,398
Media General, Inc.	*†	3,104	57,020
Meredith Corp.		6,486	301,145
Morningstar, Inc.		3,829	302,568
National CineMedia, Inc.		10,391	155,865
New York Times Co. (The), Class A		24,566	420,570
Nexstar Broadcasting Group, Inc., Class A		5,657	212,251
Radio Unica Communications Corp.	*‡d	1,900	—
ReachLocal, Inc.	*†	2,912	28,683
Reading International, Inc., Class A	*	2,976	21,814
Regal Entertainment Group, Class A	†	15,242	284,721
Rentrak Corp.	*	2,166	130,566
Saga Communications, Inc., Class A		1,196	59,429
Salem Communications Corp., Class A		3,266	32,627
Scholastic Corp.		4,805	165,676
SFX Entertainment, Inc.	*†	3,352	23,632
Sinclair Broadcast Group, Inc., Class A	†	12,521	339,194
Sizmek, Inc.	*	5,674	60,315
Starz, Class A	*	20,819	672,037

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
World Wrestling Entertainment, Inc., Class A	†	6,474	$186,969

			12,989,990

Metals & Mining—1.4%
AK Steel Holding Corp.	*†	27,667	199,756
Allegheny Technologies, Inc.		20,156	759,478
Allied Nevada Gold Corp.	*†	17,040	73,442
AM Castle & Co.	*	3,161	46,435
AMCOL International Corp.		5,539	253,575
Carpenter Technology Corp.		8,968	592,247
Century Aluminum Co.	*	9,652	127,503
Cliffs Natural Resources, Inc.	†	29,026	593,872
Coeur Mining, Inc.	*	19,056	177,030
Commercial Metals Co.		22,078	416,833
Compass Minerals International, Inc.		6,458	532,914
General Moly, Inc.	*	9,796	9,698
Globe Specialty Metals, Inc.		12,785	266,184
Gold Resource Corp.	†	6,352	30,362
Handy & Harman Ltd.	*	1,465	32,245
Haynes International, Inc.		2,542	137,268
Hecla Mining Co.	†	66,540	204,278
Horsehead Holding Corp.	*	10,234	172,136
Kaiser Aluminum Corp.		3,645	260,326
Materion Corp.		3,982	135,109
Midway Gold Corp.	*†	19,115	20,071
Molycorp, Inc.	*†	29,774	139,640
Noranda Aluminum Holding Corp.		4,196	17,245
Olympic Steel, Inc.		1,772	50,856
Paramount Gold and Silver Corp.	*†	21,835	26,857
Reliance Steel & Aluminum Co.		14,712	1,039,550
Royal Gold, Inc.		12,232	765,968
RTI International Metals, Inc.	*	6,083	168,986
Schnitzer Steel Industries, Inc., Class A		4,380	126,363
Steel Dynamics, Inc.		41,022	729,781
Stillwater Mining Co.	*	23,176	343,237
SunCoke Energy, Inc.	*	13,564	309,802
Tahoe Resources, Inc.	*	15,705	332,161
United States Steel Corp.	†	27,350	755,133
Universal Stainless & Alloy Products, Inc.	*	2,058	69,499
US Silica Holdings, Inc.	†	3,654	139,473
Walter Energy, Inc.	†	10,993	83,107
Worthington Industries, Inc.		9,711	371,446

			10,509,866

Multiline Retail—0.3%
Big Lots, Inc.	*	11,363	430,317
Bon-Ton Stores, Inc. (The)	†	2,140	23,497
Burlington Stores, Inc.	*	2,570	75,866
Dillard’s, Inc., Class A		5,159	476,692
Fred’s, Inc., Class A		7,550	135,976
Gordmans Stores, Inc.		1,503	8,206
J.C. Penney Co., Inc.	*†	45,529	392,460
Sears Holdings Corp.	*†	7,950	379,692
Tuesday Morning Corp.	*	8,867	125,468

			2,048,174

Multi-Utilities—1.2%
Alliant Energy Corp.		21,250	1,207,213
Avista Corp.		11,016	337,640
Black Hills Corp.		8,511	490,659
CMS Energy Corp.		51,012	1,493,631
Integrys Energy Group, Inc.		14,719	877,988
MDU Resources Group, Inc.		35,630	1,222,465
NorthWestern Corp.		7,207	341,828

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SCANA Corp.		26,689	$1,369,680
TECO Energy, Inc.	†	41,958	719,580
Vectren Corp.		15,433	607,906

			8,668,590

Oil, Gas & Consumable Fuels—3.4%
Abraxas Petroleum Corp.	*	16,099	63,752
Adams Resources & Energy, Inc.		479	27,744
Alon USA Energy, Inc.		3,922	58,595
Alpha Natural Resources, Inc.	*†	42,685	181,411
Amyris, Inc.	*†	6,091	22,719
Apco Oil and Gas International, Inc.	*	2,488	35,952
Approach Resources, Inc.	*†	6,656	139,177
Arch Coal, Inc.	†	37,708	181,753
Athlon Energy, Inc.	*	3,766	133,505
Bill Barrett Corp.	*	9,354	239,462
Bonanza Creek Energy, Inc.	*	5,506	244,466
BPZ Resources, Inc.	*†	27,149	86,334
Callon Petroleum Co.	*	8,345	69,848
Carrizo Oil & Gas, Inc.	*	8,354	446,605
Cheniere Energy, Inc.	*	45,992	2,545,657
Clayton Williams Energy, Inc.	*	1,241	140,245
Clean Energy Fuels Corp.	*†	11,637	104,035
Cloud Peak Energy, Inc.	*	11,802	249,494
Comstock Resources, Inc.		8,808	201,263
Contango Oil & Gas Co.	*	3,036	144,939
CVR Energy, Inc.	†	2,695	113,864
Delek US Holdings, Inc.		6,946	201,712
Diamondback Energy, Inc.	*	3,805	256,115
Emerald Oil, Inc.	*	9,095	61,118
Endeavour International Corp.	*†	7,460	24,245
Energen Corp.		13,647	1,102,814
Energy XXI Bermuda Ltd. (Bermuda)	†	14,643	345,135
EP Energy Corp., Class A	*	6,635	129,847
EPL Oil & Gas, Inc.	*	5,691	219,673
Equal Energy Ltd.		5,695	26,083
Evolution Petroleum Corp.		2,183	27,790
EXCO Resources, Inc.	†	31,828	178,237
Forest Oil Corp.	*	19,596	37,428
Frontline Ltd. (Bermuda)	*†	8,754	34,403
FX Energy, Inc.	*†	10,537	35,194
GasLog Ltd. (Monaco)		6,174	143,792
Gastar Exploration, Inc.	*	9,755	53,360
Golar LNG Ltd. (Bermuda)	†	8,340	347,695
Goodrich Petroleum Corp.	*†	5,095	80,603
Green Plains Renewable Energy, Inc.		5,202	155,852
Gulfport Energy Corp.	*	16,311	1,161,017
Halcon Resources Corp.	*†	45,027	194,967
Hallador Energy Co.		3,197	27,334
Isramco, Inc.	*	156	20,672
Jones Energy, Inc., Class A	*	1,795	27,176
KiOR, Inc., Class A	*†	11,289	6,469
Knightsbridge Tankers Ltd. (Bermuda)		7,348	99,565
Kodiak Oil & Gas Corp.	*	50,572	613,944
Kosmos Energy Ltd. (Bermuda)	*	19,857	218,427
L&L Energy, Inc.	*†‡	4,777	4,013
Laredo Petroleum, Inc.	*	7,513	194,286
Magnum Hunter Resources Corp.	*	33,259	282,701
Matador Resources Co.	*	11,333	277,545
Midstates Petroleum Co., Inc.	*†	5,381	28,842
Miller Energy Resources, Inc.	*†	4,833	28,418
Newfield Exploration Co.	*	25,244	791,652
Nordic American Tankers Ltd. (Norway)	†	15,457	152,097
Northern Oil and Gas, Inc.	*†	12,515	182,969

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Oasis Petroleum, Inc.	*	18,680	$779,516
Panhandle Oil and Gas, Inc., Class A		1,620	70,648
PBF Energy, Inc., Class A		4,025	103,845
PDC Energy, Inc.	*	6,839	425,796
Peabody Energy Corp.		50,922	832,065
Penn Virginia Corp.	*	11,225	196,325
PetroQuest Energy, Inc.	*	13,685	78,004
QEP Resources, Inc.		33,828	995,896
Quicksilver Resources, Inc.	*†	22,131	58,205
Renewable Energy Group, Inc.	*	5,520	66,130
Rentech, Inc.	*	43,798	83,216
Resolute Energy Corp.	*	11,308	81,418
REX American Resources Corp.	*	1,034	58,990
Rex Energy Corp.	*	9,028	168,914
Rice Energy, Inc.	*	9,450	249,385
Rosetta Resources, Inc.	*	11,412	531,571
RSP Permian, Inc.	*	4,334	125,209
Sanchez Energy Corp.	*	6,613	195,943
SandRidge Energy, Inc.	*†	92,657	568,914
Scorpio Tankers, Inc. (Monaco)		34,877	347,724
SemGroup Corp., Class A		7,738	508,232
Ship Finance International Ltd. (Norway)	†	10,743	193,052
SM Energy Co.		12,507	891,624
Solazyme, Inc.	*†	9,877	114,672
Stone Energy Corp.	*	9,408	394,854
Swift Energy Co.	*†	7,371	79,312
Synergy Resources Corp.	*	10,554	113,455
Targa Resources Corp.		6,062	601,714
Teekay Corp. (Bermuda)		7,404	416,401
Teekay Tankers Ltd., Class A (Bermuda)		9,900	35,046
Triangle Petroleum Corp.	*†	11,688	96,309
Ultra Petroleum Corp.	*†	29,073	781,773
Uranium Energy Corp. (Canada)	*†	13,541	17,874
Ur-Energy, Inc.	*†	19,514	30,247
VAALCO Energy, Inc.	*	12,065	103,156
W&T Offshore, Inc.		5,802	100,433
Warren Resources, Inc.	*	17,132	82,234
Western Refining, Inc.	†	10,072	388,779
Westmoreland Coal Co.	*	2,828	84,218
World Fuel Services Corp.		14,034	618,899
WPX Energy, Inc.	*	38,624	696,391
ZaZa Energy Corp.	*†	22,201	16,697

			25,587,096

Paper & Forest Products—0.4%
Boise Cascade Co.	*	2,264	64,841
Clearwater Paper Corp.	*	3,863	242,094
Deltic Timber Corp.		1,869	121,915
Domtar Corp. (Canada)		6,286	705,415
KapStone Paper and Packaging Corp.	*	15,462	445,924
Louisiana-Pacific Corp.	*	25,478	429,814
Neenah Paper, Inc.		2,742	141,816
P.H. Glatfelter Co.		8,163	222,197
Resolute Forest Products, Inc. (Canada)	*	13,110	263,380
Schweitzer-Mauduit International, Inc.		5,613	239,058
Wausau Paper Corp.		10,277	130,826

			3,007,280

Personal Products—0.4%
Coty, Inc., Class A		11,258	168,645
Elizabeth Arden, Inc.	*	4,409	130,110
Female Health Co. (The)	†	5,170	40,119
Herbalife Ltd.	†	16,391	938,713
Inter Parfums, Inc.		2,745	99,396

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lifevantage Corp.	*†	18,012	$23,596
Medifast, Inc.	*	2,861	83,227
Nature’s Sunshine Products, Inc.		1,727	23,798
Nu Skin Enterprises, Inc., Class A		11,232	930,571
Nutraceutical International Corp.	*	1,355	35,216
Revlon, Inc., Class A	*	1,782	45,530
Star Scientific, Inc.	*†	39,623	31,092
Synutra International, Inc.	*†	2,931	19,608
USANA Health Sciences, Inc.	*†	1,221	91,990

			2,661,611

Pharmaceuticals—1.2%
AcelRx Pharmaceuticals, Inc.	*†	5,622	67,520
Aerie Pharmaceuticals, Inc.	*	1,295	27,441
Akorn, Inc.	*	11,298	248,556
Alimera Sciences, Inc.	*†	2,748	21,682
Ampio Pharmaceuticals, Inc.	*†	7,534	47,841
Aratana Therapeutics, Inc.	*	1,066	19,785
Auxilium Pharmaceuticals, Inc.	*†	9,100	247,338
AVANIR Pharmaceuticals, Inc., Class A	*	28,713	105,377
BioDelivery Sciences International, Inc.	*	8,779	74,095
Cempra, Inc.	*†	4,933	56,976
Corcept Therapeutics, Inc.	*†	9,895	43,142
Depomed, Inc.	*	11,672	169,244
Endo International plc (Ireland)	*	25,637	1,759,980
Endocyte, Inc.	*†	5,585	132,979
Forest Laboratories, Inc.	*‡	2,916	1,604
Hi-Tech Pharmacal Co., Inc.	*	2,404	104,165
Horizon Pharma, Inc.	*†	10,579	159,955
Impax Laboratories, Inc.	*	13,250	350,065
Jazz Pharmaceuticals plc (Ireland)	*	9,911	1,374,458
Lannett Co., Inc.	*	3,812	136,165
Medicines Co. (The)	*	12,102	343,939
Nektar Therapeutics	*	24,528	297,279
Omeros Corp.	*†	4,721	56,982
Pacira Pharmaceuticals, Inc.	*	5,292	370,387
Pernix Therapeutics Holdings	*†	2,943	15,745
Pozen, Inc.	*	5,088	40,704
Prestige Brands Holdings, Inc.	*	9,444	257,349
Questcor Pharmaceuticals, Inc.	†	10,022	650,728
Relypsa, Inc.	*	1,017	30,317
Repros Therapeutics, Inc.	*†	4,662	82,704
Revance Therapeutics, Inc.	*	1,284	40,446
Sagent Pharmaceuticals, Inc.	*	4,122	96,331
Salix Pharmaceuticals Ltd.	*	11,730	1,215,345
Sciclone Pharmaceuticals, Inc.	*	10,639	48,407
Sucampo Pharmaceuticals, Inc., Class A	*	1,783	12,748
Supernus Pharmaceuticals, Inc.	*†	3,172	28,358
TherapeuticsMD, Inc.	*†	18,397	116,085
Vivus, Inc.	*†	18,805	111,702
XenoPort, Inc.	*	8,506	43,976
Zogenix, Inc.	*†	22,351	63,589

			9,071,489

Professional Services—1.4%
Acacia Research Corp.	†	8,726	133,333
Advisory Board Co. (The)	*	6,712	431,246
Barrett Business Services, Inc.		1,514	90,189
CBIZ, Inc.	*	9,278	84,987
CDI Corp.		2,129	36,512
Corporate Executive Board Co. (The)		6,526	484,425
CRA International, Inc.	*	1,427	31,351
Dun & Bradstreet Corp. (The)		7,438	738,965
Equifax, Inc.		23,023	1,566,255

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Exponent, Inc.		2,633	$197,633
Franklin Covey Co.	*	1,232	24,357
FTI Consulting, Inc.	*	7,311	243,749
GP Strategies Corp.	*	2,402	65,407
Heidrick & Struggles International, Inc.		3,000	60,210
Huron Consulting Group, Inc.	*	4,527	286,921
ICF International, Inc.	*	3,982	158,523
Insperity, Inc.		3,965	122,836
Kelly Services, Inc., Class A		4,508	106,975
Kforce, Inc.		5,728	122,121
Korn/Ferry International	*	9,638	286,923
Manpowergroup, Inc.		14,780	1,165,107
Mistras Group, Inc.	*	3,345	76,166
Navigant Consulting, Inc.	*	10,052	187,570
Odyssey Marine Exploration, Inc.	*†	14,969	34,279
On Assignment, Inc.	*	8,870	342,293
Pendrell Corp.	*	26,471	48,442
Resources Connection, Inc.		6,845	96,446
Robert Half International, Inc.		26,329	1,104,502
RPX Corp.	*	5,414	88,140
Towers Watson & Co., Class A		12,465	1,421,633
TrueBlue, Inc.	*	7,816	228,696
VSE Corp.		653	34,413
WageWorks, Inc.	*	4,709	264,222

			10,364,827

Real Estate Investment Trusts (REITs)—7.9%
Acadia Realty Trust REIT		10,332	272,558
AG Mortgage Investment Trust, Inc. REIT		4,573	80,073
Agree Realty Corp. REIT		2,737	83,232
Alexander’s, Inc. REIT		383	138,259
Alexandria Real Estate Equities, Inc. REIT		13,510	980,286
Altisource Residential Corp. REIT (Virgin Islands, U.S.)	†	10,276	324,311
American Assets Trust, Inc. REIT		6,527	220,221
American Campus Communities, Inc. REIT		19,568	730,865
American Capital Mortgage Investment Corp. REIT		9,452	177,414
American Homes 4 Rent, Class A REIT		10,050	167,935
American Realty Capital Properties, Inc. REIT		90,001	1,261,814
American Residential Properties, Inc. REIT	*†	2,190	39,376
AmREIT, Inc. REIT		4,135	68,517
Anworth Mortgage Asset Corp. REIT		27,380	135,805
Apartment Investment & Management Co., Class A REIT		27,666	836,066
Apollo Commercial Real Estate Finance, Inc. REIT		6,767	112,535
Apollo Residential Mortgage, Inc. REIT		5,862	95,140
Ares Commercial Real Estate Corp. REIT		4,696	62,973
Armada Hoffler Properties, Inc. REIT		3,047	30,592
ARMOUR Residential REIT, Inc. REIT		73,717	303,714
Ashford Hospitality Prime, Inc. REIT		4,472	67,617
Ashford Hospitality Trust, Inc. REIT		10,729	120,916
Associated Estates Realty Corp. REIT		11,260	190,744
Aviv REIT, Inc. REIT		1,842	45,037
BioMed Realty Trust, Inc. REIT		35,910	735,796
Brandywine Realty Trust REIT		29,584	427,785
BRE Properties, Inc. REIT		14,359	901,458
Brixmor Property Group, Inc. REIT		9,549	203,680
Camden Property Trust REIT		16,026	1,079,191
Campus Crest Communities, Inc. REIT		10,695	92,833

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Capstead Mortgage Corp. REIT	†	17,141	$217,005
CatchMark Timber Trust, Inc., Class A REIT		2,241	31,486
CBL & Associates Properties, Inc. REIT		31,054	551,208
Cedar Realty Trust, Inc. REIT		13,395	81,843
Chambers Street Properties REIT	†	45,393	352,704
Chatham Lodging Trust REIT		5,559	112,403
Chesapeake Lodging Trust REIT		9,527	245,130
Chimera Investment Corp. REIT		195,394	597,906
Colony Financial, Inc. REIT		17,260	378,857
CommonWealth REIT REIT		22,203	583,939
CoreSite Realty Corp. REIT		3,409	105,679
Corporate Office Properties Trust REIT		16,231	432,394
Corrections Corp. of America REIT		21,829	683,684
Cousins Properties, Inc. REIT		31,920	366,122
CubeSmart REIT		25,938	445,096
CyrusOne, Inc. REIT		3,038	63,282
CYS Investments, Inc. REIT		31,116	257,018
DCT Industrial Trust, Inc. REIT		61,471	484,391
DDR Corp. REIT		56,924	938,107
DiamondRock Hospitality Co. REIT		37,464	440,202
Douglas Emmett, Inc. REIT		27,097	735,413
Duke Realty Corp. REIT		61,711	1,041,682
DuPont Fabros Technology, Inc. REIT		11,161	268,645
Dynex Capital, Inc. REIT		9,171	82,080
EastGroup Properties, Inc. REIT		5,650	355,441
Education Realty Trust, Inc. REIT		21,399	211,208
Ellington Residential Mortgage REIT REIT		1,039	17,580
Empire State Realty Trust, Inc., Class A REIT		16,415	248,031
EPR Properties REIT		9,704	518,097
Equity Lifestyle Properties, Inc. REIT		15,607	634,425
Equity One, Inc. REIT		10,911	243,752
Essex Property Trust, Inc. REIT		7,166	1,218,578
Excel Trust, Inc. REIT		10,056	127,510
Extra Space Storage, Inc. REIT		20,982	1,017,837
Federal Realty Investment Trust REIT		12,479	1,431,591
FelCor Lodging Trust, Inc. REIT		23,021	208,110
First Industrial Realty Trust, Inc. REIT		20,382	393,780
First Potomac Realty Trust REIT		11,442	147,831
Franklin Street Properties Corp. REIT		16,006	201,676
Gaming and Leisure Properties, Inc. REIT		18,534	675,750
Geo Group, Inc. (The) REIT		13,484	434,724
Getty Realty Corp. REIT		4,999	94,431
Gladstone Commercial Corp. REIT		2,393	41,495
Glimcher Realty Trust REIT		28,107	281,913
Government Properties Income Trust REIT		10,092	254,318
Gramercy Property Trust, Inc. REIT	†	11,512	59,402
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	†	2,349	33,708
Hatteras Financial Corp. REIT		19,339	364,540
Healthcare Realty Trust, Inc. REIT		18,090	436,873
Healthcare Trust of America, Inc., Class A REIT		20,683	235,579
Hersha Hospitality Trust REIT		37,283	217,360
Highwoods Properties, Inc. REIT		16,801	645,326
Home Properties, Inc. REIT		10,974	659,757
Hospitality Properties Trust REIT		27,769	797,526
Hudson Pacific Properties, Inc. REIT		10,044	231,715
Inland Real Estate Corp. REIT		16,167	170,562
Invesco Mortgage Capital, Inc. REIT		24,680	406,480

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Investors Real Estate Trust REIT		18,364	$164,909
iStar Financial, Inc. REIT	*	16,514	243,747
JAVELIN Mortgage Investment Corp. REIT	†	2,138	28,671
Kilroy Realty Corp. REIT		15,169	888,600
Kite Realty Group Trust REIT		23,613	141,678
LaSalle Hotel Properties REIT		19,449	608,948
Lexington Realty Trust REIT		34,030	371,267
Liberty Property Trust REIT		24,881	919,602
LTC Properties, Inc. REIT		6,423	241,697
Mack-Cali Realty Corp. REIT		16,724	347,692
Medical Properties Trust, Inc. REIT		30,549	390,722
MFA Financial, Inc. REIT		70,004	542,531
Mid-America Apartment Communities, Inc. REIT		14,328	978,173
Monmouth Real Estate Investment Corp., Class A REIT		7,811	74,517
National Health Investors, Inc. REIT		5,376	325,033
National Retail Properties, Inc. REIT	†	22,451	770,518
New Residential Investment Corp. REIT		46,548	301,166
New York Mortgage Trust, Inc. REIT	†	15,834	123,189
NorthStar Realty Finance Corp. REIT		59,677	963,187
Omega Healthcare Investors, Inc. REIT	†	22,771	763,284
One Liberty Properties, Inc. REIT		1,927	41,084
Parkway Properties, Inc. REIT		10,778	196,698
Pebblebrook Hotel Trust REIT		11,832	399,567
Pennsylvania Real Estate Investment Trust REIT		13,304	240,137
PennyMac Mortgage Investment Trust REIT		13,445	321,335
Physicians Realty Trust REIT		4,989	69,447
Piedmont Office Realty Trust, Inc., Class A REIT		31,422	538,887
Post Properties, Inc. REIT		10,280	504,748
Potlatch Corp. REIT		7,237	280,000
PS Business Parks, Inc. REIT		3,550	296,851
QTS Realty Trust, Inc., Class A REIT		2,361	59,237
RAIT Financial Trust REIT		13,669	116,050
Ramco-Gershenson Properties Trust REIT		13,354	217,670
Rayonier, Inc. REIT		23,783	1,091,878
Redwood Trust, Inc. REIT	†	14,817	300,489
Regency Centers Corp. REIT		17,331	884,921
Resource Capital Corp. REIT		25,000	139,250
Retail Opportunity Investments Corp. REIT		14,126	211,042
Retail Properties of America, Inc., Class A REIT		24,528	332,109
Rexford Industrial Realty, Inc. REIT		2,728	38,683
RLJ Lodging Trust REIT		23,892	638,872
Rouse Properties, Inc. REIT	†	4,591	79,149
Ryman Hospitality Properties, Inc. REIT		8,002	340,245
Sabra Health Care REIT, Inc. REIT		6,872	191,660
Saul Centers, Inc. REIT		1,580	74,829
Select Income REIT REIT		4,354	131,796
Senior Housing Properties Trust REIT		35,598	799,887
Silver Bay Realty Trust Corp. REIT		3,004	46,622
Sovran Self Storage, Inc. REIT		5,793	425,496
Spirit Realty Capital, Inc. REIT		69,068	758,367
STAG Industrial, Inc. REIT		8,311	200,295
Starwood Property Trust, Inc. REIT		37,496	884,531
Starwood Waypoint Residential Trust REIT	*	7,249	208,699
Strategic Hotels & Resorts, Inc. REIT	*	33,776	344,177

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Summit Hotel Properties, Inc. REIT		16,339	$151,626
Sun Communities, Inc. REIT		6,851	308,912
Sunstone Hotel Investors, Inc. REIT		33,780	463,799
Tanger Factory Outlet Centers, Inc. REIT		17,965	628,775
Taubman Centers, Inc. REIT		12,070	854,435
Terreno Realty Corp. REIT		5,103	96,498
Two Harbors Investment Corp. REIT		68,265	699,716
UMH Properties, Inc. REIT		3,071	30,034
Universal Health Realty Income Trust REIT		2,317	97,870
Urstadt Biddle Properties, Inc., Class A REIT		4,932	101,895
Washington Real Estate Investment Trust REIT		12,190	291,097
Weingarten Realty Investors REIT		23,123	693,690
Western Asset Mortgage Capital Corp. REIT	†	4,410	68,973
Whitestone REIT		5,035	72,705
Winthrop Realty Trust REIT		5,324	61,705
WP Carey, Inc. REIT		10,899	654,703
ZAIS Financial Corp. REIT		962	16,027

			58,386,224

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.		8,319	354,057
AV Homes, Inc.	*	1,495	27,045
Consolidated-Tomoka Land Co.		1,195	48,135
Forest City Enterprises, Inc., Class A	*	30,060	574,146
Forestar Group, Inc.	*	6,325	112,585
Howard Hughes Corp. (The)	*	7,474	1,066,614
Jones Lang LaSalle, Inc.		8,344	988,764
Kennedy-Wilson Holdings, Inc.		12,804	288,218
RE/MAX Holdings, Inc., Class A	*	1,946	56,103
Realogy Holdings Corp.	*	22,657	984,447
St. Joe Co. (The)	*†	13,246	254,985
Tejon Ranch Co.	*	2,591	87,653

			4,842,752

Road & Rail—0.9%
AMERCO		1,439	334,021
Arkansas Best Corp.		5,200	192,140
Avis Budget Group, Inc.	*	20,414	994,162
Celadon Group, Inc.		4,371	105,079
Con-way, Inc.		10,630	436,680
Genesee & Wyoming, Inc., Class A	*	8,061	784,497
Heartland Express, Inc.		8,826	200,262
Knight Transportation, Inc.		10,752	248,694
Landstar System, Inc.		8,890	526,466
Marten Transport Ltd.		3,709	79,818
Old Dominion Freight Line, Inc.	*	13,469	764,231
Patriot Transportation Holding, Inc.	*	1,038	37,420
Quality Distribution, Inc.	*	5,838	75,836
Roadrunner Transportation Systems, Inc.	*	2,955	74,584
Ryder System, Inc.		9,998	799,040
Saia, Inc.	*	4,169	159,297
Swift Transportation Co.	*	15,398	381,100
Universal Truckload Services, Inc.		1,615	46,673
Werner Enterprises, Inc.		8,408	214,488
YRC Worldwide, Inc.	*†	4,925	110,812

			6,565,300

Semiconductors & Semiconductor Equipment—2.8%
Advanced Energy Industries, Inc.	*	7,214	176,743
Advanced Micro Devices, Inc.	*†	117,959	473,016
Alpha & Omega Semiconductor Ltd.	*	2,749	20,233

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ambarella, Inc.	*†	3,046	$81,359
Amkor Technology, Inc.	*	12,795	87,774
ANADIGICS, Inc.	*	15,184	25,813
Applied Micro Circuits Corp.	*	14,794	146,461
Atmel Corp.	*	81,517	681,482
ATMI, Inc.	*	6,403	217,766
Axcelis Technologies, Inc.	*	20,883	44,898
Brooks Automation, Inc.		11,493	125,618
Cabot Microelectronics Corp.	*	4,276	188,144
Cavium, Inc.	*	10,001	437,344
Ceva, Inc.	*	3,801	66,746
Cirrus Logic, Inc.	*†	11,941	237,268
Cohu, Inc.		4,103	44,066
Cree, Inc.	*	22,555	1,275,711
Cypress Semiconductor Corp.	*	28,584	293,558
Diodes, Inc.	*	7,269	189,866
DSP Group, Inc.	*	4,251	36,729
Entegris, Inc.	*	25,104	304,009
Entropic Communications, Inc.	*	14,187	58,025
Exar Corp.	*	7,230	86,398
Fairchild Semiconductor International, Inc.	*	24,977	344,433
First Solar, Inc.	*	12,628	881,308
FormFactor, Inc.	*	11,437	73,082
Freescale Semiconductor Ltd.	*	13,088	319,478
GSI Technology, Inc.	*	3,251	22,464
GT Advanced Technologies, Inc.	*†	26,099	444,988
Hittite Microwave Corp.		6,164	388,579
Inphi Corp.	*	4,292	69,058
Integrated Device Technology, Inc.	*	24,178	295,697
Integrated Silicon Solution, Inc.	*	4,746	73,800
Intermolecular, Inc.	*†	2,026	5,673
International Rectifier Corp.	*	12,910	353,734
Intersil Corp., Class A		24,427	315,597
IXYS Corp.		5,795	65,773
Kopin Corp.	*	10,484	39,630
Lattice Semiconductor Corp.	*	22,371	175,389
LSI Corp.		105,291	1,165,571
LTX-Credence Corp.	*	8,847	78,827
M/A-COM Technology Solutions Holdings, Inc.	*	1,263	25,955
MaxLinear, Inc., Class A	*	3,663	34,725
Micrel, Inc.		9,918	109,891
Microsemi Corp.	*	17,114	428,363
MKS Instruments, Inc.		10,273	307,060
Monolithic Power Systems, Inc.	*	7,140	276,818
MoSys, Inc.	*†	9,117	41,391
Nanometrics, Inc.	*	3,660	65,770
NeoPhotonics Corp.	*	2,624	20,808
NVE Corp.	*	771	43,978
OmniVision Technologies, Inc.	*	9,688	171,478
ON Semiconductor Corp.	*	84,344	792,834
PDF Solutions, Inc.	*	4,882	88,706
Peregrine Semiconductor Corp.	*†	4,359	26,372
Pericom Semiconductor Corp.	*	5,204	40,747
Photronics, Inc.	*	11,167	95,255
PLX Technology, Inc.	*	8,946	54,123
PMC-Sierra, Inc.	*	37,964	288,906
Power Integrations, Inc.		5,526	363,500
Rambus, Inc.	*	22,294	239,660
RF Micro Devices, Inc.	*	51,143	403,007
Rubicon Technology, Inc.	*†	5,126	57,873
Rudolph Technologies, Inc.	*	5,424	61,888

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Semtech Corp.	*	12,745	$322,958
Sigma Designs, Inc.	*	8,818	41,974
Silicon Image, Inc.	*	13,062	90,128
Silicon Laboratories, Inc.	*	8,273	432,264
Skyworks Solutions, Inc.	*	36,575	1,372,294
Spansion, Inc., Class A	*	9,327	162,476
SunEdison, Inc.	*	49,945	940,964
SunPower Corp.	*†	7,788	251,241
Supertex, Inc.	*	1,876	61,870
Synaptics, Inc.	*†	6,286	377,286
Teradyne, Inc.	*†	35,663	709,337
Tessera Technologies, Inc.		10,514	248,446
TriQuint Semiconductor, Inc.	*	31,857	426,565
Ultra Clean Holdings, Inc.	*	6,562	86,290
Ultratech, Inc.	*	4,638	135,383
Veeco Instruments, Inc.	*	7,670	321,603

			20,432,295

Software—3.7%
Accelrys, Inc.	*	9,479	118,108
ACI Worldwide, Inc.	*	7,536	446,056
Actuate Corp.	*	9,173	55,221
Advent Software, Inc.		6,076	178,391
American Software, Inc., Class A		3,570	36,307
ANSYS, Inc.	*	17,832	1,373,421
Aspen Technology, Inc.	*	17,503	741,427
AVG Technologies NV (Netherlands)	*	3,792	79,480
Barracuda Networks, Inc.	*†	698	23,690
Blackbaud, Inc.		8,708	272,560
Bottomline Technologies de, Inc.	*	7,299	256,560
BroadSoft, Inc.	*	4,735	126,567
Cadence Design Systems, Inc.	*	52,820	820,823
Callidus Software, Inc.	*	7,373	92,310
CommVault Systems, Inc.	*	8,682	563,896
Compuware Corp.		40,292	423,066
Comverse, Inc.	*	3,789	131,024
Concur Technologies, Inc.	*	8,829	874,689
Covisint Corp.	*†	1,233	9,038
Cyan, Inc.	*†	1,292	5,517
Digimarc Corp.		993	31,180
Ebix, Inc.	†	6,537	111,587
Ellie Mae, Inc.	*†	5,388	155,390
Epiq Systems, Inc.		6,758	92,112
ePlus, Inc.	*	596	33,233
FactSet Research Systems, Inc.	†	8,444	910,348
Fair Isaac Corp.		6,796	375,955
FireEye, Inc.	*†	3,461	213,094
FleetMatics Group plc (Ireland)	*	3,626	121,290
Fortinet, Inc.	*	25,484	561,413
Gigamon, Inc.	*	1,252	38,048
Glu Mobile, Inc.	*†	15,011	71,152
Guidance Software, Inc.	*†	2,669	29,519
Guidewire Software, Inc.	*	9,348	458,519
Imperva, Inc.	*	3,842	213,999
Infoblox, Inc.	*	10,559	211,814
Informatica Corp.	*	20,453	772,714
Interactive Intelligence Group, Inc.	*	3,089	223,952
Jive Software, Inc.	*	6,532	52,321
Manhattan Associates, Inc.	*	14,720	515,642
Mavenir Systems, Inc.	*	940	16,826
Mentor Graphics Corp.		17,566	386,803
MICROS Systems, Inc.	*	14,652	775,530
MicroStrategy, Inc., Class A	*	1,777	205,048
Mitek Systems, Inc.	*†	3,615	13,990

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Model N, Inc.	*	1,301	$13,153
Monotype Imaging Holdings, Inc.		7,430	223,940
Netscout Systems, Inc.	*	6,836	256,897
NetSuite, Inc.	*	6,549	621,042
Nuance Communications, Inc.	*†	48,708	836,316
Pegasystems, Inc.		2,969	104,865
Progress Software Corp.	*	9,932	216,518
Proofpoint, Inc.	*	4,630	171,680
PROS Holdings, Inc.	*	3,855	121,471
PTC, Inc.	*	22,668	803,127
QAD, Inc., Class A		986	20,144
Qlik Technologies, Inc.	*	16,686	443,681
Qualys, Inc.	*	3,457	87,912
Rally Software Development Corp.	*	1,100	14,718
RealPage, Inc.	*	8,084	146,805
Rosetta Stone, Inc.	*	2,755	30,911
Rovi Corp.	*	19,697	448,698
Sapiens International Corp. NV (Israel)	*	3,979	32,270
SeaChange International, Inc.	*	5,522	57,650
ServiceNow, Inc.	*	15,645	937,448
Silver Spring Networks, Inc.	*†	944	16,407
SolarWinds, Inc.	*	12,044	513,436
Solera Holdings, Inc.		12,842	813,412
Splunk, Inc.	*	21,523	1,538,679
SS&C Technologies Holdings, Inc.	*	10,671	427,053
Synchronoss Technologies, Inc.	*	5,861	200,974
Synopsys, Inc.	*	29,453	1,131,290
Tableau Software, Inc., Class A	*	1,964	149,421
Take-Two Interactive Software, Inc.	*	15,130	331,801
Tangoe, Inc.	*†	6,522	121,244
TeleCommunication Systems, Inc., Class A	*	7,640	17,572
TeleNav, Inc.	*	4,267	25,431
TIBCO Software, Inc.	*	31,097	631,891
TiVo, Inc.	*	22,968	303,867
Tyler Technologies, Inc.	*	5,903	493,963
Ultimate Software Group, Inc. (The)	*	5,233	716,921
Varonis Systems, Inc.	*	985	35,224
VASCO Data Security International, Inc.	*	4,225	31,856
Verint Systems, Inc.	*	9,660	453,344
VirnetX Holding Corp.	*†	7,740	109,753
Vringo, Inc.	*†	10,670	37,025
Zynga, Inc., Class A	*	112,830	485,169

			27,394,609

Specialty Retail—3.3%
Aaron’s, Inc.		14,754	446,161
Abercrombie & Fitch Co., Class A		15,151	583,313
Aeropostale, Inc.	*†	13,291	66,721
American Eagle Outfitters, Inc.		36,160	442,598
America’s Car-Mart, Inc.	*	1,569	57,614
ANN, Inc.	*	8,527	353,700
Asbury Automotive Group, Inc.	*	5,664	313,276
Ascena Retail Group, Inc.	*	24,015	414,979
AutoNation, Inc.	*	9,859	524,795
Barnes & Noble, Inc.	*	8,200	171,380
bebe stores, Inc.		8,935	54,682
Big 5 Sporting Goods Corp.		4,027	64,633
Body Central Corp.	*†	2,618	2,801
Brown Shoe Co., Inc.		8,500	225,590
Buckle, Inc. (The)	†	5,434	248,877
Cabela’s, Inc.	*	9,046	592,603
Cato Corp. (The), Class A		4,713	127,440
Chico’s FAS, Inc.		29,738	476,700

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Children’s Place Retail Stores, Inc. (The)		4,359	$217,122
Christopher & Banks Corp.	*	5,820	38,470
Citi Trends, Inc.	*	3,282	53,464
Conn’s, Inc.	*†	4,337	168,492
Container Store Group, Inc.(The)	*†	2,409	81,786
CST Brands, Inc.		11,057	345,421
Destination Maternity Corp.		2,707	74,172
Destination XL Group, Inc.	*	8,855	49,942
Dick’s Sporting Goods, Inc.		18,646	1,018,258
DSW, Inc., Class A		13,331	478,050
Express, Inc.	*	16,183	256,986
Finish Line, Inc. (The), Class A		9,621	260,633
Five Below, Inc.	*†	6,097	259,001
Foot Locker, Inc.		28,727	1,349,594
Francesca’s Holdings Corp.	*†	8,927	161,936
GameStop Corp., Class A	†	22,849	939,094
Genesco, Inc.	*	4,586	341,978
GNC Holdings, Inc., Class A		18,547	816,439
Group 1 Automotive, Inc.		4,050	265,923
Guess?, Inc.		11,660	321,816
Haverty Furniture Cos., Inc.		3,359	99,762
hhgregg, Inc.	*†	2,033	19,537
Hibbett Sports, Inc.	*†	4,967	262,655
Jos A. Bank Clothiers, Inc.	*†	5,414	348,120
Kirkland’s, Inc.	*	2,193	40,549
Lithia Motors, Inc., Class A		4,128	274,347
Lumber Liquidators Holdings, Inc.	*	5,235	491,043
MarineMax, Inc.	*	5,242	79,626
Mattress Firm Holding Corp.	*†	2,796	133,733
Men’s Wearhouse, Inc. (The)		9,226	451,889
Monro Muffler Brake, Inc.	†	5,979	340,086
New York & Co., Inc.	*	3,724	16,348
Office Depot, Inc.	*	89,117	368,053
Outerwall, Inc.	*†	3,979	288,478
Pacific Sunwear of California, Inc.	*	7,414	22,020
Penske Automotive Group, Inc.		7,830	334,811
Pep Boys-Manny, Moe & Jack (The)	*	10,379	132,021
Pier 1 Imports, Inc.		18,214	343,880
RadioShack Corp.	*†	19,631	41,618
Rent-A-Center, Inc.		10,379	276,081
Restoration Hardware Holdings, Inc.	*	3,414	251,236
Sally Beauty Holdings, Inc.	*	32,098	879,485
Sears Hometown and Outlet Stores, Inc.	*	1,371	32,424
Select Comfort Corp.	*	10,963	198,211
Shoe Carnival, Inc.		3,350	77,184
Signet Jewelers Ltd. (Bermuda)		15,454	1,635,960
Sonic Automotive, Inc., Class A		7,614	171,163
Stage Stores, Inc.		6,014	147,042
Stein Mart, Inc.		5,811	81,412
Systemax, Inc.	*	1,358	20,248
Tile Shop Holdings, Inc.	*†	2,923	45,160
Tilly’s, Inc., Class A	*	1,567	18,334
Trans World Entertainment Corp.		1,749	6,349
Ulta Salon Cosmetics & Fragrance, Inc.	*	12,195	1,188,769
Urban Outfitters, Inc.	*	20,403	744,097
Vitamin Shoppe, Inc.	*	5,873	279,085
West Marine, Inc.	*	3,373	38,351
Wet Seal, Inc. (The), Class A	*	18,979	25,052
Williams-Sonoma, Inc.		18,433	1,228,375
Winmark Corp.		356	26,935
Zale Corp.	*	6,714	140,390
Zumiez, Inc.	*	3,482	84,404

			24,350,763

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Technology Hardware, Storage & Peripherals—0.7%
3D Systems Corp.	*†	19,265	$1,139,525
Cray, Inc.	*	7,804	291,245
Diebold, Inc.		12,368	493,359
Electronics For Imaging, Inc.	*	8,854	383,467
Fusion-io, Inc.	*	16,473	173,296
Hutchinson Technology, Inc.	*	3,764	10,652
Imation Corp.	*	7,222	41,671
Immersion Corp.	*	5,977	63,057
Lexmark International, Inc., Class A		11,893	550,527
NCR Corp.	*	31,521	1,152,093
Nimble Storage, Inc.	*	1,724	65,322
QLogic Corp.	*	16,769	213,805
Quantum Corp.	*†	33,664	41,070
Silicon Graphics International Corp.	*†	6,293	77,278
Stratasys Ltd.	*	6,791	720,457
Super Micro Computer, Inc.	*	5,215	90,585
Violin Memory, Inc.	*†	3,125	12,500

			5,519,909

Textiles, Apparel & Luxury Goods—1.4%
American Apparel, Inc.	*†	9,346	4,682
Carter’s, Inc.		10,494	814,859
Columbia Sportswear Co.		2,546	210,427
Crocs, Inc.	*	15,828	246,917
Culp, Inc.		1,780	35,137
Deckers Outdoor Corp.	*	6,691	533,474
Fossil Group, Inc.	*	9,277	1,081,791
G-III Apparel Group Ltd.	*	3,293	235,713
Hanesbrands, Inc.		18,844	1,441,189
Iconix Brand Group, Inc.	*	10,071	395,488
Jones Group, Inc. (The)		15,747	235,733
Kate Spade & Co.	*	23,044	854,702
Movado Group, Inc.		2,952	134,464
Oxford Industries, Inc.		2,482	194,092
Perry Ellis International, Inc.	*	2,045	28,098
Quiksilver, Inc.	*	26,575	199,578
RG Barry Corp.		1,580	29,830
Skechers U.S.A., Inc., Class A	*	7,438	271,785
Steven Madden Ltd.	*	11,537	415,101
Tumi Holdings, Inc.	*	8,914	201,724
Under Armour, Inc., Class A	*	15,975	1,831,374
Unifi, Inc.	*	3,223	74,355
Vera Bradley, Inc.	*†	3,595	97,029
Vince Holding Corp.	*	1,928	50,822
Wolverine World Wide, Inc.	†	19,456	555,469

			10,173,833

Thrifts & Mortgage Finance—1.2%
Astoria Financial Corp.		17,289	238,934
Banc of California, Inc.		3,678	45,129
Bank Mutual Corp.		9,174	58,163
BankFinancial Corp.		3,338	33,313
BBX Capital Corp., Class A	*	1,182	22,990
Beneficial Mutual Bancorp, Inc.	*	7,279	96,010
Berkshire Hills Bancorp, Inc.		4,121	106,651
BofI Holding, Inc.	*	2,398	205,628
Brookline Bancorp, Inc.		13,692	128,979
Capitol Federal Financial, Inc.		29,179	366,196
Charter Financial Corp.		5,539	59,877
Clifton Savings Bancorp, Inc.		1,464	17,158
Dime Community Bancshares, Inc.		5,399	91,675
Doral Financial Corp. (Puerto Rico)	*	1,389	12,057
ESB Financial Corp.		2,032	26,558

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ESSA Bancorp, Inc.		2,018	$21,936
Essent Group Ltd. (Bermuda)	*†	3,799	85,326
EverBank Financial Corp.		14,911	294,194
Federal Agricultural Mortgage Corp., Class C		2,090	69,493
First Defiance Financial Corp.		1,548	41,982
First Financial Northwest, Inc.		4,938	50,121
Flagstar Bancorp, Inc.	*	3,160	70,215
Fox Chase Bancorp, Inc.		2,827	47,635
Franklin Financial Corp.	*	2,537	49,624
Hingham Institution for Savings		216	16,956
Home Bancorp, Inc.	*	1,026	21,536
Home Loan Servicing Solutions Ltd. (Cayman Islands)	†	13,537	292,399
HomeStreet, Inc.		1,829	35,757
Hudson City Bancorp, Inc.		99,851	981,535
Kearny Financial Corp.	*	3,008	44,458
Ladder Capital Corp., Class A	*	2,849	53,789
Meridian Interstate Bancorp, Inc.	*	2,252	57,584
Meta Financial Group, Inc.		883	39,603
MGIC Investment Corp.	*	59,562	507,468
NASB Financial, Inc.		529	13,331
Nationstar Mortgage Holdings, Inc.	*†	4,170	135,358
Northfield Bancorp, Inc.		11,875	152,713
Northwest Bancshares, Inc.		16,950	247,470
OceanFirst Financial Corp.		3,947	69,822
Ocwen Financial Corp.	*	19,245	754,019
Oritani Financial Corp.		8,540	135,017
PennyMac Financial Services, Inc., Class A	*	2,032	33,812
People’s United Financial, Inc.		57,625	856,884
Provident Financial Holdings, Inc.		1,454	22,421
Provident Financial Services, Inc.		11,086	203,650
Radian Group, Inc.		31,780	477,653
Rockville Financial, Inc.		4,636	63,003
Stonegate Mortgage Corp.	*	1,368	20,328
Territorial Bancorp, Inc.		1,756	37,930
TFS Financial Corp.	*	15,893	197,550
Tree.com, Inc.	*	1,518	47,119
TrustCo Bank Corp. NY		15,928	112,133
United Community Financial Corp./OH	*	6,335	24,833
United Financial Bancorp, Inc.		3,096	56,935
Walker & Dunlop, Inc.	*	2,337	38,210
Washington Federal, Inc.		19,186	447,034
Waterstone Financial, Inc.	*	1,356	14,089
Westfield Financial, Inc.		3,887	28,958
WSFS Financial Corp.		1,658	118,431

			8,599,632

Tobacco—0.1%
Alliance One International, Inc.	*	16,723	48,831
Universal Corp.		4,636	259,106
Vector Group Ltd.	†	12,325	265,481

			573,418

Trading Companies & Distributors—1.1%
Aceto Corp.		4,950	99,445
Air Lease Corp.		13,434	500,954
Aircastle Ltd.		12,914	250,273
Applied Industrial Technologies, Inc.		8,098	390,648
Beacon Roofing Supply, Inc.	*	8,899	344,035
BlueLinx Holdings, Inc.	*	7,803	10,144
CAI International, Inc.	*	2,855	70,433
DXP Enterprises, Inc.	*	1,862	176,760

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
GATX Corp.	8,813	$598,226
H&E Equipment Services, Inc. *	5,923	239,585
HD Supply Holdings, Inc. *	11,871	310,427
Houston Wire & Cable Co.	3,458	45,404
Kaman Corp.	5,326	216,662
MRC Global, Inc. *	15,142	408,228
MSC Industrial Direct Co., Inc., Class A	9,099	787,245
Rush Enterprises, Inc., Class A *	6,966	226,256
Stock Building Supply Holdings, Inc. *	2,416	49,093
TAL International Group, Inc. *	6,450	276,512
Textainer Group Holdings Ltd. (Bermuda) †	4,142	158,514
Titan Machinery, Inc. *†	2,896	45,380
United Rentals, Inc. *	18,000	1,708,920
Watsco, Inc.	4,911	490,658
WESCO International, Inc. *	8,362	695,886

		8,099,688

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc. *	8,345	183,673

Water Utilities—0.4%
American States Water Co.	7,394	238,752
American Water Works Co., Inc.	33,960	1,541,784
Aqua America, Inc.	32,739	820,767
Artesian Resources Corp., Class A	1,201	26,974
California Water Service Group	9,216	220,631
Connecticut Water Service, Inc.	2,093	71,518
Consolidated Water Co. Ltd. (Cayman Islands)	2,318	30,551
Middlesex Water Co.	2,518	54,943
Pure Cycle Corp. *†	2,739	16,571
SJW Corp.	2,960	87,498
York Water Co.	2,142	43,697

		3,153,686

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. *	3,174	21,520
Leap Wireless International, Inc. *‡	10,198	25,801
NII Holdings, Inc. *†	29,822	35,488
NTELOS Holdings Corp. †	2,906	39,231
RingCentral, Inc., Class A *†	1,445	26,154
Shenandoah Telecommunications Co.	4,906	158,415
Telephone & Data Systems, Inc.	17,675	463,262
United States Cellular Corp.	2,164	88,745
USA Mobility, Inc.	3,582	65,085

		923,701

TOTAL COMMON STOCKS (Cost $515,837,961)		730,724,316

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill 0.043% (Cost $1,069,844)	06/26/2014	‡‡		$1,070,000	1,069,920

				Shares	Value
RIGHTS—0.0%
Media—0.0%
Central European Media Enterprises Ltd., Class A (Bermuda), Expires 04/30/2014, Strike $1.00		*	‡d	333	—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
RIGHTS—(Continued)
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡d	2,807	$—

TOTAL RIGHTS (Cost $–)			—

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp., Strike $1.00	*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016, Strike $1.00	*†‡	2,734	4,292

TOTAL WARRANTS (Cost $–)			4,292

MONEY MARKET FUNDS—9.0%
Institutional Money Market Funds—9.0%
Dreyfus Institutional Cash Advantage Fund, 0.05%	††¥	7,440,000	7,440,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		¥12,332,856	12,332,856
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	††¥	13,167,155	13,167,155
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	††¥	11,000,000	11,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	7,450,000	7,450,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	7,450,000	7,450,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	7,450,000	7,450,000

TOTAL MONEY MARKET FUNDS (Cost $66,290,011)			66,290,011

TOTAL INVESTMENTS—107.7% (Cost $583,197,816)			798,088,539
Other assets less liabilities—(7.7%)			(57,319,984)

NET ASSETS—100.0%			$740,768,555

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $68,565)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—96.4%
Australia—7.6%
AGL Energy Ltd.		12,177	$171,713
ALS Ltd.	†	9,199	62,814
Alumina Ltd.	*	55,712	62,044
Amcor Ltd.		25,799	249,269
AMP Ltd.		64,050	296,462
APA Group	†	17,231	102,697
Asciano Ltd.		20,252	97,979
ASX Ltd.		4,313	144,523
Aurizon Holdings Ltd.		43,743	208,943
Australia & New Zealand Banking Group Ltd.		58,779	1,808,215
Bank of Queensland Ltd.		6,134	73,289
Bendigo and Adelaide Bank Ltd.		9,416	99,471
BHP Billiton Ltd.		68,391	2,318,130
Boral Ltd.	†	17,810	93,608
Brambles Ltd.		33,965	292,236
Caltex Australia Ltd.		2,894	59,217
CFS Retail Property Trust Group REIT		47,514	83,367
Coca-Cola Amatil Ltd.		11,996	122,930
Cochlear Ltd.	†	1,140	60,342
Commonwealth Bank of Australia		34,326	2,471,111
Computershare Ltd.		10,442	117,433
Crown Resorts Ltd.		8,156	126,142
CSL Ltd.		10,365	669,493
Dexus Property Group REIT		96,091	94,758
Echo Entertainment Group Ltd.	†	19,164	43,622
Federation Centres Ltd. REIT		29,361	64,360
Flight Centre Travel Group Ltd.	†	1,102	53,764
Fortescue Metals Group Ltd.	†	34,217	167,522
Goodman Group REIT		36,901	162,297
GPT Group REIT		38,412	130,554
Harvey Norman Holdings Ltd.	†	10,998	33,727
Iluka Resources Ltd.	†	8,956	82,469
Incitec Pivot Ltd.		36,840	101,313
Insurance Australia Group Ltd.		47,574	246,056
Leighton Holdings Ltd.	†	3,887	76,195
Lend Lease Group		10,990	121,032
Macquarie Group Ltd.		6,287	339,007
Metcash Ltd.		16,611	40,284
Mirvac Group REIT		80,365	126,999
National Australia Bank Ltd.		50,311	1,658,760
Newcrest Mining Ltd.	*	15,792	144,503
Orica Ltd.	†	7,728	157,250
Origin Energy Ltd.		23,882	317,200
Qantas Airways Ltd.	*	24,422	25,090
QBE Insurance Group Ltd.		25,653	304,859
Ramsay Health Care Ltd.		2,709	121,049
REA Group Ltd.		1,010	45,766
Rio Tinto Ltd.		9,368	552,550
Santos Ltd.		20,260	253,992
Seek Ltd.		6,547	107,043
Sonic Healthcare Ltd.		7,976	127,784
SP AusNet		35,545	43,271
Stockland REIT		47,358	164,970
Suncorp Group Ltd.		28,036	335,518
Sydney Airport		23,555	91,652
Tabcorp Holdings Ltd.		17,824	56,450
Tatts Group Ltd.		29,615	79,744
Telstra Corp. Ltd.		93,368	440,271
Toll Holdings Ltd.		13,967	67,545
Transurban Group		30,231	203,804
Treasury Wine Estates Ltd.	†	12,953	42,550

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wesfarmers Ltd.		24,349	$932,944
Westfield Group REIT		41,490	395,202
Westfield Retail Trust REIT		65,659	181,785
Westpac Banking Corp.		66,547	2,139,662
Woodside Petroleum Ltd.		14,148	512,291
Woolworths Ltd.		26,592	881,842
WorleyParsons Ltd.		4,768	67,150

			22,127,884

Austria—0.3%
Andritz AG		1,454	89,903
Erste Group Bank AG		5,356	183,226
IMMOFINANZ AG	*	22,198	104,048
OMV AG		3,271	148,476
Raiffeisen Bank International AG		2,034	67,874
Telekom Austria AG		4,876	48,550
Vienna Insurance Group AG Wiener Versicherung Gruppe		952	47,043
Voestalpine AG		2,547	112,091

			801,211

Belgium—1.2%
Ageas		4,729	210,863
Anheuser-Busch InBev NV		17,221	1,813,635
Belgacom SA		3,304	103,523
Colruyt SA		1,560	85,995
Delhaize Group SA		2,269	165,937
Groupe Bruxelles Lambert SA		1,702	170,030
Groupe Bruxelles Lambert SA STRIP VVPR	*‡d	127	—
KBC Groep NV		5,240	322,711
Solvay SA		1,276	200,441
Telenet Group Holding NV		1,140	70,318
UCB SA		2,456	197,035
Umicore SA		2,564	130,748

			3,471,236

Bermuda—0.1%
Seadrill Ltd.		7,878	277,361

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		36,000	30,976

Denmark—1.3%
A.P. Moller—Maersk A/S, Class A		12	138,101
A.P. Moller—Maersk A/S, Class B		27	323,157
Carlsberg A/S, Class B		2,349	233,509
Coloplast A/S, Class B		2,349	189,919
Danske Bank A/S		14,344	399,119
DSV A/S		3,830	123,500
Novo Nordisk A/S, Class B		42,691	1,943,818
Novozymes A/S, Class B		4,694	206,343
TDC A/S		16,300	150,765
Tryg A/S		491	48,568
William Demant Holding A/S	*	482	41,191

			3,797,990

Finland—0.9%
Elisa Oyj	*	2,903	83,509
Fortum Oyj		9,471	215,242
Kone Oyj, Class B	†	6,800	285,521
Metso Oyj	†	3,020	98,890
Neste Oil Oyj	†	2,441	49,753
Nokia Oyj	*	79,596	585,621
Nokian Renkaat Oyj		2,497	101,028

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Orion Oyj, Class B	†	2,366	$71,429
Pohjola Bank plc, Class A	†	3,375	75,136
Sampo, Class A		9,568	496,672
Stora Enso Oyj, Class R		11,142	119,245
UPM-Kymmene Oyj	†	11,253	192,527
Wartsila Oyj Abp		3,825	207,914

			2,582,487

France—9.8%
Accor SA		3,556	181,986
Aeroports de Paris		710	88,492
Air Liquide SA		6,728	911,107
Airbus Group NV		12,605	902,783
Alcatel-Lucent	*†	59,608	234,752
Alstom SA		4,650	126,901
Arkema SA		1,283	145,140
AtoS		1,515	136,909
AXA SA		38,082	989,323
BNP Paribas SA		21,338	1,645,142
Bouygues SA		4,268	177,846
Bureau Veritas SA		4,918	150,841
Cap Gemini SA		3,055	231,283
Carrefour SA		13,041	504,483
Casino Guichard Perrachon SA		1,263	150,166
CGG SA	*	3,682	59,009
Christian Dior SA		1,168	224,333
Cie de Saint-Gobain		9,023	544,756
Cie Generale des Etablissements Michelin		4,066	508,311
CNP Assurances		3,589	76,015
Credit Agricole SA	*	20,962	330,366
Danone SA		12,252	865,572
Dassault Systemes SA		1,323	154,812
Edenred		4,148	130,121
Electricite de France SA		5,006	197,940
Essilor International SA		4,335	437,480
Eurazeo SA		672	60,354
Eutelsat Communications SA		3,163	107,339
Fonciere Des Regions REIT		530	49,083
GDF Suez		28,242	772,560
Gecina SA REIT		463	61,536
Groupe Eurotunnel SA (Registered)		12,467	159,143
ICADE REIT		860	85,025
Iliad SA		568	163,905
Imerys SA		759	67,483
JCDecaux SA		1,281	56,064
Kering		1,592	324,601
Klepierre REIT		2,095	93,721
Lafarge SA		4,083	318,678
Lagardere SCA		2,409	95,615
Legrand SA		5,801	360,358
L’Oreal SA		5,219	861,033
LVMH Moet Hennessy Louis Vuitton SA		5,386	976,010
Natixis		19,877	145,981
Orange SA		39,830	588,359
Pernod Ricard SA		4,559	530,554
Publicis Groupe SA		3,953	356,881
Remy Cointreau SA		585	46,925
Renault SA		4,112	399,415
Rexel SA		4,637	121,620
Safran SA		5,732	397,110
Sanofi		25,452	2,659,713
Schneider Electric SA		11,566	1,025,052

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SCOR SE		3,478	$121,818
Societe BIC SA		579	76,055
Societe Generale SA		15,348	944,755
Sodexo		2,009	210,566
Suez Environnement Co.		5,637	114,463
Technip SA		2,107	217,200
Thales SA		2,014	133,548
Total SA	†	45,576	3,000,022
Unibail-Rodamco SE (Paris Exchange) REIT		2,107	546,826
Valeo SA		1,606	226,179
Vallourec SA		2,319	125,807
Veolia Environnement SA		7,983	158,208
Vinci SA		10,325	766,418
Vivendi SA		25,665	714,330
Wendel SA		697	108,354
Zodiac Aerospace		3,850	136,025

			28,590,561

Germany—8.5%
Adidas AG		4,496	486,149
Allianz SE (Registered)		9,771	1,651,483
Axel Springer SE		720	46,074
BASF SE		19,555	2,175,940
Bayer AG (Registered)		17,611	2,384,948
Bayerische Motoren Werke AG		7,141	902,380
Beiersdorf AG		2,151	209,795
Brenntag AG		1,067	198,159
Celesio AG		1,113	38,045
Commerzbank AG	*	20,301	373,419
Continental AG		2,323	557,096
Daimler AG (Registered)	†	20,633	1,951,859
Deutsche Bank AG (Registered)		21,637	969,739
Deutsche Boerse AG		4,217	335,730
Deutsche Lufthansa AG (Registered)	*	5,181	135,843
Deutsche Post AG (Registered)		19,302	717,600
Deutsche Telekom AG (Registered)		61,809	1,002,887
Deutsche Wohnen AG		5,817	124,767
E.ON SE		38,361	749,194
Fraport AG Frankfurt Airport Services Worldwide		826	61,721
Fresenius Medical Care AG & Co. KGaA		4,643	324,856
Fresenius SE & Co. KGaA		2,683	421,147
GEA Group AG		3,970	181,378
Hannover Rueck SE		1,362	121,832
HeidelbergCement AG		2,929	251,049
Henkel AG & Co. KGaA	†	2,723	273,847
Hochtief AG		590	53,648
Hugo Boss AG		710	94,536
Infineon Technologies AG		23,785	283,760
K+S AG (Registered)		3,611	118,578
Kabel Deutschland Holding AG		485	66,599
Lanxess AG		1,821	137,453
Linde AG		4,004	801,707
MAN SE		786	100,191
Merck KGaA		1,385	233,243
Metro AG		2,787	113,686
Muenchener Rueckversicherungs AG (Registered)		3,869	845,443
OSRAM Licht AG	*	1,704	110,490
ProSiebenSat.1 Media AG (Registered)		4,644	213,017

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
RWE AG		10,562	$428,602
SAP AG		19,736	1,600,898
Siemens AG (Registered)		16,882	2,276,752
Sky Deutschland AG	*	8,411	72,580
Suedzucker AG		1,523	43,436
Telefonica Deutschland Holding AG		5,613	44,796
ThyssenKrupp AG	*	9,432	253,049
United Internet AG (Registered)		2,133	100,052
Volkswagen AG		642	162,877

			24,802,330

Guernsey, Channel Islands—0.0%
Resolution Ltd.		29,271	145,833

Hong Kong—2.5%
AIA Group Ltd.		255,800	1,216,623
ASM Pacific Technology Ltd.	†	5,500	53,429
Bank of East Asia Ltd.		27,720	108,544
BOC Hong Kong Holdings Ltd.		79,000	225,578
Cathay Pacific Airways Ltd.		23,000	42,959
Cheung Kong Holdings Ltd.		30,000	498,831
Cheung Kong Infrastructure Holdings Ltd.		14,000	89,535
CLP Holdings Ltd.		38,500	290,550
First Pacific Co. Ltd.		47,250	47,095
Galaxy Entertainment Group Ltd.	*	46,000	401,495
Hang Lung Properties Ltd.		49,000	141,367
Hang Seng Bank Ltd.		16,700	266,414
Henderson Land Development Co. Ltd.		23,900	139,860
HKT Trust and HKT Ltd.	†	45,000	47,594
Hong Kong & China Gas Co. Ltd.		119,514	261,110
Hong Kong Exchanges and Clearing Ltd.		23,700	359,931
Hopewell Holdings Ltd.		11,000	37,851
Hutchison Whampoa Ltd.		45,000	597,232
Hysan Development Co. Ltd.		12,000	52,365
Kerry Properties Ltd.		15,500	51,691
Li & Fung Ltd.		125,200	185,531
Link (The) REIT		48,000	236,693
MTR Corp. Ltd.		30,000	111,164
New World Development Co. Ltd.		86,900	87,662
Noble Group Ltd.		95,309	90,105
NWS Holdings Ltd.		26,500	44,722
PCCW Ltd.		84,000	42,197
Power Assets Holdings Ltd.		30,500	264,727
Shangri-La Asia Ltd.		34,000	55,751
Sino Land Co. Ltd.		67,000	98,753
SJM Holdings Ltd.		43,000	121,141
Sun Hung Kai Properties Ltd.		34,000	417,499
Swire Pacific Ltd., Class A		15,000	175,201
Swire Properties Ltd.		23,400	66,794
Wharf Holdings Ltd.		33,637	215,737
Wheelock & Co. Ltd.		19,000	74,464
Yue Yuen Industrial Holdings Ltd.		14,000	45,620

			7,263,815

Ireland—0.7%
Bank of Ireland	*	424,026	180,572
CRH plc		15,422	431,529
Experian plc		21,494	387,875
James Hardie Industries plc CDI		9,395	125,499
Kerry Group plc, Class A		3,295	251,517

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Shire plc		12,597	$623,618

			2,000,610

Israel—0.5%
Bank Hapoalim BM		22,018	125,701
Bank Leumi Le-Israel BM	*	25,559	99,757
Bezeq Israeli Telecommunication Corp. Ltd.		45,959	81,927
Delek Group Ltd.		75	29,958
Israel Chemicals Ltd.		9,457	82,734
Israel Corp. Ltd. (The)	*	66	36,860
Mizrahi Tefahot Bank Ltd.		2,303	31,502
NICE Systems Ltd.		1,431	63,812
Teva Pharmaceutical Industries Ltd.		18,337	966,372

			1,518,623

Italy—2.4%
Assicurazioni Generali SpA		25,109	559,669
Atlantia SpA		7,578	194,714
Banca Monte dei Paschi di Siena SpA	*†	100,790	36,875
Banco Popolare SC	*	6,113	133,197
Enel Green Power SpA		39,986	112,299
Enel SpA		140,156	792,748
Eni SpA		54,056	1,355,530
Exor SpA		2,150	96,490
Fiat SpA	*	18,972	221,181
Finmeccanica SpA	*	8,142	80,407
Intesa Sanpaolo SpA		250,501	849,999
Luxottica Group SpA		3,654	211,131
Mediobanca SpA	*	10,622	121,585
Pirelli & C. SpA		4,877	76,718
Prysmian SpA		4,169	103,747
Saipem SpA		5,386	131,552
Snam SpA		44,592	261,199
Telecom Italia SpA		217,256	256,785
Telecom Italia SpA RSP		125,237	117,523
Terna Rete Elettrica Nazionale SpA		32,722	175,121
UniCredit SpA		93,579	855,409
Unione di Banche Italiane SCpA		18,007	169,893
UnipolSai SpA	*	19,900	76,296

			6,990,068

Japan—19.1%
ABC-Mart, Inc.		600	26,029
Acom Co. Ltd.	*†	8,000	25,561
Advantest Corp.	†	2,800	30,277
Aeon Co. Ltd.		13,000	146,320
Aeon Credit Service Co. Ltd.		2,300	51,892
Aeon Mall Co. Ltd.		2,640	67,636
Air Water, Inc.		3,000	41,403
Aisin Seiki Co. Ltd.		3,900	140,777
Ajinomoto Co., Inc.		13,000	186,057
Alfresa Holdings Corp.		900	58,689
Amada Co. Ltd.		7,000	49,249
ANA Holdings, Inc.	†	26,000	56,146
Aozora Bank Ltd.		21,000	59,791
Asahi Glass Co. Ltd.		22,000	127,290
Asahi Group Holdings Ltd.		8,000	224,286
Asahi Kasei Corp.		27,000	183,076
Asics Corp.		3,900	76,669
Astellas Pharma, Inc.		46,875	556,527
Bandai Namco Holdings, Inc.		3,850	91,321
Bank of Kyoto Ltd. (The)		8,000	65,938

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bank of Yokohama Ltd. (The)		27,000	$134,680
Benesse Holdings, Inc.		1,700	65,022
Bridgestone Corp.		14,100	499,713
Brother Industries Ltd.		4,600	64,318
Calbee, Inc.		1,300	30,631
Canon, Inc.		24,400	757,274
Casio Computer Co. Ltd.		4,500	53,208
Central Japan Railway Co.		3,100	362,114
Chiba Bank Ltd. (The)		16,000	98,484
Chiyoda Corp.		3,000	38,709
Chubu Electric Power Co., Inc.	*	14,200	167,070
Chugai Pharmaceutical Co. Ltd.		4,500	114,940
Chugoku Bank Ltd. (The)		4,000	53,306
Chugoku Electric Power Co., Inc. (The)		6,000	83,489
Citizen Holdings Co. Ltd.		5,200	39,093
Coca-Cola West Holdings Co. Ltd.		1,200	20,960
Credit Saison Co. Ltd.		3,800	75,572
Dai Nippon Printing Co. Ltd.		11,000	105,193
Daicel Corp.		7,000	57,391
Daido Steel Co. Ltd.		6,000	30,004
Daihatsu Motor Co. Ltd.		4,000	70,630
Dai-ichi Life Insurance Co. Ltd. (The)		18,600	270,575
Daiichi Sankyo Co. Ltd.		14,702	247,735
Daikin Industries Ltd.		5,100	286,005
Dainippon Sumitomo Pharma Co. Ltd.		3,000	47,623
Daito Trust Construction Co. Ltd.		1,500	138,942
Daiwa House Industry Co. Ltd.		13,000	220,717
Daiwa Securities Group, Inc.		35,000	304,089
Dena Co. Ltd.	†	2,100	37,934
Denso Corp.		10,300	493,950
Dentsu, Inc.		4,500	170,406
Don Quijote Holdings Co. Ltd.		1,100	56,792
East Japan Railway Co.		7,100	522,969
Eisai Co. Ltd.		5,400	209,909
Electric Power Development Co. Ltd.		2,440	68,626
FamilyMart Co. Ltd.		1,200	52,771
FANUC Corp.		4,100	724,847
Fast Retailing Co. Ltd.		1,100	397,859
Fuji Electric Co. Ltd.		14,000	62,590
Fuji Heavy Industries Ltd.		12,300	333,082
FUJIFILM Holdings Corp.		10,200	273,788
Fujitsu Ltd.		41,000	247,826
Fukuoka Financial Group, Inc.		17,000	69,829
Gree, Inc.	†	1,800	19,898
GungHo Online Entertainment, Inc.	†	7,000	38,052
Gunma Bank Ltd. (The)		8,000	43,512
Hachijuni Bank Ltd. (The)		8,000	45,462
Hakuhodo DY Holdings, Inc.		4,800	33,430
Hamamatsu Photonics KK		1,400	63,158
Hankyu Hanshin Holdings, Inc.		25,000	136,003
Hino Motors Ltd.		6,000	88,861
Hirose Electric Co. Ltd.		630	86,615
Hiroshima Bank Ltd. (The)		10,000	41,752
Hisamitsu Pharmaceutical Co., Inc.		1,200	54,153
Hitachi Chemical Co. Ltd.		2,300	31,286
Hitachi Construction Machinery Co. Ltd.	†	2,300	44,196
Hitachi High-Technologies Corp.		1,100	25,624
Hitachi Ltd.		104,000	769,814
Hitachi Metals Ltd.		4,000	56,978

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hokkaido Electric Power Co., Inc.	*†	4,400	$37,086
Hokuhoku Financial Group, Inc.		24,007	46,031
Hokuriku Electric Power Co.		3,100	40,195
Honda Motor Co. Ltd.		34,600	1,217,458
HOYA Corp.		9,400	294,042
Hulic Co. Ltd.		6,400	87,852
Ibiden Co. Ltd.		2,200	43,406
Idemitsu Kosan Co. Ltd.		1,700	34,970
IHI Corp.		30,000	126,226
Iida Group Holdings Co. Ltd.		2,900	40,156
INPEX Corp.		18,700	242,825
Isetan Mitsukoshi Holdings Ltd.		7,540	93,012
Isuzu Motors Ltd.		25,000	143,544
ITOCHU Corp.		31,800	372,074
Itochu Techno-Solutions Corp.		600	25,340
Iyo Bank Ltd. (The)		5,100	48,682
J. Front Retailing Co. Ltd.		10,600	72,948
Japan Airlines Co. Ltd.		1,200	59,058
Japan Exchange Group, Inc.		5,200	127,108
Japan Petroleum Exploration Co.		500	16,648
Japan Prime Realty Investment Corp. REIT		16	51,823
Japan Real Estate Investment Corp. REIT		25	125,804
Japan Retail Fund Investment Corp. REIT		50	98,538
Japan Steel Works Ltd. (The)		6,000	26,944
Japan Tobacco, Inc.		23,700	743,882
JFE Holdings, Inc.		10,800	202,938
JGC Corp.		4,000	138,958
Joyo Bank Ltd. (The)		16,000	79,750
JSR Corp.		4,300	79,554
JTEKT Corp.		4,700	69,771
JX Holdings, Inc.		48,010	231,458
Kajima Corp.		16,000	55,983
Kakaku.com, Inc.		2,800	45,522
Kamigumi Co. Ltd.		5,000	48,580
Kaneka Corp.		6,000	36,307
Kansai Electric Power Co., Inc. (The)	*	14,900	152,732
Kansai Paint Co. Ltd.		5,000	71,183
Kao Corp.		11,100	393,095
Kawasaki Heavy Industries Ltd.		29,000	106,842
KDDI Corp.		11,600	673,554
Keikyu Corp.		11,000	92,758
Keio Corp.		13,000	90,510
Keisei Electric Railway Co. Ltd.		7,000	60,677
Keyence Corp.		972	400,432
Kikkoman Corp.		3,000	56,633
Kinden Corp.		2,000	19,351
Kintetsu Corp.	†	37,000	131,567
Kirin Holdings Co. Ltd.		19,000	262,949
Kobe Steel Ltd.		54,000	71,661
Koito Manufacturing Co. Ltd.		2,000	33,917
Komatsu Ltd.		20,000	419,291
Konami Corp.		2,000	46,146
Konica Minolta, Inc.		10,500	98,234
Kubota Corp.		23,000	305,683
Kuraray Co. Ltd.		8,100	92,674
Kurita Water Industries Ltd.		2,700	58,621
Kyocera Corp.		7,000	315,473
Kyowa Hakko Kirin Co. Ltd.		5,000	53,277
Kyushu Electric Power Co., Inc.		9,300	113,706
Lawson, Inc.		1,500	106,139

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
LIXIL Group Corp.		5,900	$162,808
M3, Inc.		3,600	59,038
Mabuchi Motor Co. Ltd.		400	26,226
Makita Corp.		2,300	126,623
Marubeni Corp.		35,000	234,960
Marui Group Co. Ltd.		5,400	46,332
Maruichi Steel Tube Ltd.		1,000	25,879
Mazda Motor Corp.		59,000	262,114
McDonald’s Holdings Co. Japan Ltd.	†	1,400	37,638
Medipal Holdings Corp.		2,800	42,876
MEIJI Holdings Co. Ltd.		1,202	75,768
Miraca Holdings, Inc.		1,300	56,949
Mitsubishi Chemical Holdings Corp.		28,500	118,358
Mitsubishi Corp.		30,200	560,205
Mitsubishi Electric Corp.		41,000	461,529
Mitsubishi Estate Co. Ltd.		26,411	627,147
Mitsubishi Gas Chemical Co., Inc.		9,000	50,737
Mitsubishi Heavy Industries Ltd.		66,000	381,901
Mitsubishi Logistics Corp.		3,000	41,680
Mitsubishi Materials Corp.		26,000	73,684
Mitsubishi Motors Corp.		13,800	144,126
Mitsubishi Tanabe Pharma Corp.		4,600	64,368
Mitsubishi UFJ Financial Group, Inc.		273,140	1,504,123
Mitsubishi UFJ Lease & Finance Co. Ltd.		11,800	57,927
Mitsui & Co. Ltd.		37,300	527,182
Mitsui Chemicals, Inc.		21,000	51,413
Mitsui Fudosan Co. Ltd.		18,000	549,148
Mitsui OSK Lines Ltd.		23,000	89,463
Mizuho Financial Group, Inc.		487,880	966,906
MS&AD Insurance Group Holdings		11,074	253,497
Murata Manufacturing Co. Ltd.		4,300	406,440
Nabtesco Corp.		2,600	60,013
NEC Corp.		54,000	165,869
Nexon Co. Ltd.		2,100	17,636
NGK Insulators Ltd.		6,000	125,170
NGK Spark Plug Co. Ltd.		4,000	89,888
NHK Spring Co. Ltd.		3,000	27,899
Nidec Corp.		4,400	269,797
Nikon Corp.		7,100	114,383
Nintendo Co. Ltd.		2,300	274,941
Nippon Building Fund, Inc. REIT		30	156,984
Nippon Electric Glass Co. Ltd.		7,500	38,640
Nippon Express Co. Ltd.		16,000	78,251
Nippon Meat Packers, Inc.		4,000	59,543
Nippon Paint Co. Ltd.		3,000	45,425
Nippon Prologis REIT, Inc. REIT		25	50,464
Nippon Steel & Sumitomo Metal Corp.		161,245	440,002
Nippon Telegraph & Telephone Corp.		7,900	429,299
Nippon Yusen K.K.		32,000	92,938
Nishi-Nippon City Bank Ltd. (The)		15,000	33,717
Nissan Motor Co. Ltd.		53,800	479,537
Nisshin Seifun Group, Inc.		4,620	50,746
Nissin Foods Holdings Co. Ltd.		1,100	49,642
Nitori Holdings Co. Ltd.		1,400	60,755
Nitto Denko Corp.		3,600	172,634
NKSJ Holdings, Inc.		7,075	181,647
NOK Corp.		2,000	32,547

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nomura Holdings, Inc.		77,100	$494,587
Nomura Real Estate Holdings, Inc.		2,500	47,868
Nomura Research Institute Ltd.		2,150	67,825
NSK Ltd.		10,000	102,575
NTT Data Corp.		2,600	100,898
NTT DOCOMO, Inc.		32,800	516,846
NTT Urban Development Corp.		2,400	22,589
Obayashi Corp.		13,000	73,281
Odakyu Electric Railway Co. Ltd.		13,000	111,901
Oji Holdings Corp.		18,000	80,512
Olympus Corp.	*	5,100	162,847
Omron Corp.		4,300	177,920
Ono Pharmaceutical Co. Ltd.		1,700	147,784
Oracle Corp. Japan		900	40,810
Oriental Land Co. Ltd.		1,100	167,224
ORIX Corp.		27,400	386,175
Osaka Gas Co. Ltd.		41,000	154,959
Otsuka Corp.		300	39,130
Otsuka Holdings Co. Ltd.		7,900	236,331
Panasonic Corp.		47,500	540,222
Park24 Co. Ltd.		2,000	38,002
Rakuten, Inc.		15,200	203,036
Resona Holdings, Inc.		47,000	227,129
Ricoh Co. Ltd.		14,000	162,299
Rinnai Corp.		800	70,370
Rohm Co. Ltd.		2,100	93,770
Sankyo Co. Ltd.		1,300	54,712
Sanrio Co. Ltd.	†	900	30,379
Santen Pharmaceutical Co. Ltd.		1,700	75,220
SBI Holdings, Inc.		4,710	56,762
Secom Co. Ltd.		4,400	252,935
Sega Sammy Holdings, Inc.		4,048	90,873
Seiko Epson Corp.		2,600	81,242
Sekisui Chemical Co. Ltd.		9,000	93,476
Sekisui House Ltd.		12,000	148,417
Seven & I Holdings Co. Ltd.		16,240	618,817
Seven Bank Ltd.		12,200	47,878
Sharp Corp.	*†	30,000	91,362
Shikoku Electric Power Co., Inc.	*	3,600	48,812
Shimadzu Corp.		5,000	44,424
Shimamura Co. Ltd.		500	43,267
Shimano, Inc.		1,700	170,997
Shimizu Corp.		13,000	67,327
Shin-Etsu Chemical Co. Ltd.		8,800	501,653
Shinsei Bank Ltd.		37,000	72,640
Shionogi & Co. Ltd.		6,200	114,619
Shiseido Co. Ltd.		8,000	140,950
Shizuoka Bank Ltd. (The)		13,000	126,687
Showa Denko K.K.		32,000	45,300
Showa Shell Sekiyu K.K.		4,400	39,288
SMC Corp.		1,100	290,106
SoftBank Corp.		20,600	1,556,706
Sojitz Corp.		26,800	45,688
Sony Corp.	†	21,300	405,706
Sony Financial Holdings, Inc.		3,400	55,596
Stanley Electric Co. Ltd.		3,200	71,015
Sumco Corp.		1,900	14,720
Sumitomo Chemical Co. Ltd.		32,000	117,981
Sumitomo Corp.		23,600	300,088
Sumitomo Electric Industries Ltd.		16,600	247,818
Sumitomo Heavy Industries Ltd.		12,000	48,807
Sumitomo Metal Mining Co. Ltd.		11,000	137,873
Sumitomo Mitsui Financial Group, Inc.		27,000	1,157,326

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Mitsui Trust Holdings, Inc.		72,740	$329,116
Sumitomo Realty & Development Co. Ltd.		7,500	293,541
Sumitomo Rubber Industries Ltd.		3,600	45,791
Suntory Beverage & Food Ltd.		2,600	89,578
Suruga Bank Ltd.		4,000	70,462
Suzuken Co. Ltd.		1,460	56,478
Suzuki Motor Corp.		7,800	203,366
Sysmex Corp.		3,000	95,647
T&D Holdings, Inc.		12,500	148,770
Taiheiyo Cement Corp.		27,000	97,236
Taisei Corp.		20,000	89,255
Taisho Pharmaceutical Holdings Co. Ltd.		690	55,572
Taiyo Nippon Sanso Corp.		5,000	39,328
Takashimaya Co. Ltd.		5,000	46,800
Takeda Pharmaceutical Co. Ltd.		16,820	796,127
TDK Corp.	†	2,600	108,425
Teijin Ltd.		19,000	47,077
Terumo Corp.		6,200	135,044
THK Co. Ltd.		2,500	56,043
Tobu Railway Co. Ltd.		22,000	106,226
Toho Co. Ltd.		2,400	48,103
Toho Gas Co. Ltd.		9,000	48,901
Tohoku Electric Power Co., Inc.		10,100	103,867
Tokio Marine Holdings, Inc.		14,900	446,857
Tokyo Electric Power Co., Inc.	*	31,900	128,347
Tokyo Electron Ltd.		3,700	229,957
Tokyo Gas Co. Ltd.		51,000	258,603
Tokyo Tatemono Co. Ltd.		8,351	71,554
Tokyu Corp.		24,000	146,663
Tokyu Fudosan Holdings Corp.		10,200	76,061
TonenGeneral Sekiyu K.K.		7,000	61,764
Toppan Printing Co. Ltd.		12,000	85,798
Toray Industries, Inc.		32,000	211,141
Toshiba Corp.		87,000	368,756
TOTO Ltd.		6,000	83,171
Toyo Seikan Group Holdings Ltd.		3,400	55,177
Toyo Suisan Kaisha Ltd.		2,000	66,828
Toyoda Gosei Co. Ltd.		1,200	22,973
Toyota Boshoku Corp.		1,400	14,157
Toyota Industries Corp.		3,300	158,602
Toyota Motor Corp.		58,800	3,315,958
Toyota Tsusho Corp.		4,300	109,065
Trend Micro, Inc.		2,200	67,972
Tsumura & Co.		1,500	36,043
Ube Industries Ltd.		21,000	38,681
Unicharm Corp.		2,600	138,727
United Urban Investment Corp. REIT		57	83,874
USS Co. Ltd.		4,600	64,620
West Japan Railway Co.		3,700	151,020
Yahoo! Japan Corp.		30,300	148,438
Yakult Honsha Co. Ltd.		1,900	95,375
Yamada Denki Co. Ltd.	†	21,200	70,659
Yamaguchi Financial Group, Inc.		4,000	36,065
Yamaha Corp.		3,900	50,161
Yamaha Motor Co. Ltd.		6,600	105,296
Yamato Holdings Co. Ltd.		8,100	174,323
Yamato Kogyo Co. Ltd.		1,200	37,622
Yamazaki Baking Co. Ltd.		2,000	23,648
Yaskawa Electric Corp.		5,000	69,078
Yokogawa Electric Corp.		4,300	69,517

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yokohama Rubber Co. Ltd. (The)		4,000	$37,619

			55,616,663

Jersey, Channel Islands—0.0%
Randgold Resources Ltd.		1,797	134,889

Luxembourg—0.4%
ArcelorMittal		21,868	352,930
Millicom International Cellular SA SDR		1,447	147,380
RTL Group SA		742	84,506
SES SA FDR		6,694	249,751
Tenaris SA		10,124	223,712

			1,058,279

Macau—0.2%
MGM China Holdings Ltd.		18,400	65,008
Sands China Ltd.		50,894	381,702
Wynn Macau Ltd.		32,856	136,753

			583,463

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		4,532	63,887

Netherlands—4.5%
Aegon NV		38,709	356,553
Akzo Nobel NV		5,177	422,238
ASML Holding NV		7,700	716,742
CNH Industrial NV	*	20,182	232,272
Corio NV REIT		1,472	67,243
Delta Lloyd NV		3,918	108,614
Fugro NV CVA		1,491	91,612
Gemalto NV		1,685	196,394
Heineken Holding NV		2,045	132,046
Heineken NV		4,842	336,942
ING Groep NV CVA	*	81,531	1,159,509
Koninklijke Ahold NV		19,631	394,264
Koninklijke Boskalis Westminster NV		1,837	101,106
Koninklijke DSM NV		3,384	232,101
Koninklijke KPN NV	*	68,089	240,360
Koninklijke Philips NV		19,844	698,095
Koninklijke Vopak NV		1,394	77,809
OCI	*	1,944	88,169
Qiagen NV	*	4,760	99,985
Randstad Holding NV		2,630	153,930
Reed Elsevier NV		14,583	315,526
Royal Dutch Shell plc, Class A		82,270	3,005,964
Royal Dutch Shell plc, Class B		52,777	2,060,436
TNT Express NV		8,743	85,778
Unilever NV CVA		34,623	1,424,204
Wolters Kluwer NV		6,716	189,333
Ziggo NV		3,347	148,639

			13,135,864

New Zealand—0.1%
Auckland International Airport Ltd.		21,241	70,275
Contact Energy Ltd.		7,698	35,556
Fletcher Building Ltd.		13,761	113,838
Ryman Healthcare Ltd.	†	7,157	54,414
Telecom Corp of New Zealand Ltd.		37,893	80,349

			354,432

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Norway—0.7%
Aker Solutions ASA		3,966	$61,725
DnB ASA		20,612	358,162
Gjensidige Forsikring ASA		4,268	86,657
Norsk Hydro ASA		28,905	143,919
Orkla ASA		16,610	141,602
Statoil ASA		24,008	677,379
Telenor ASA		14,906	329,912
Yara International ASA		3,829	169,601

			1,968,957

Portugal—0.2%
Banco Espirito Santo SA (Registered)	*†	36,677	68,684
EDP - Energias de Portugal SA		44,604	207,080
Galp Energia SGPS SA		7,587	130,965
Jeronimo Martins SGPS SA		5,514	92,529
Portugal Telecom SGPS SA (Registered)	†	11,989	51,029

			550,287

Singapore—1.4%
Ascendas Real Estate Investment Trust REIT		41,786	75,215
CapitaCommercial Trust REIT		40,000	47,355
CapitaLand Ltd.		58,500	134,737
CapitaMall Trust REIT		54,000	81,250
CapitaMalls Asia Ltd.		25,000	35,642
City Developments Ltd.		10,000	80,478
ComfortDelGro Corp. Ltd.		47,000	74,345
DBS Group Holdings Ltd.		35,730	460,347
Genting Singapore plc		132,000	140,384
Global Logistic Properties Ltd.		62,779	132,491
Golden Agri-Resources Ltd.		136,320	62,367
Hutchison Port Holdings Trust		119,000	77,371
Jardine Cycle & Carriage Ltd.		2,349	84,781
Keppel Corp. Ltd.		31,400	272,415
Keppel Land Ltd.		16,000	42,831
Olam International Ltd.		30,672	54,313
Oversea-Chinese Banking Corp. Ltd.	‡	55,600	420,348
SembCorp Industries Ltd.		22,340	97,720
Sembcorp Marine Ltd.		17,000	54,811
Singapore Airlines Ltd.		12,400	103,313
Singapore Exchange Ltd.		20,000	110,524
Singapore Press Holdings Ltd.		35,500	118,632
Singapore Technologies Engineering Ltd.		35,000	106,485
Singapore Telecommunications Ltd.		171,159	497,511
StarHub Ltd.		12,730	42,590
United Overseas Bank Ltd.		27,000	465,735
UOL Group Ltd.		9,000	44,883
Wilmar International Ltd.		40,000	110,219

			4,029,093

Spain—3.4%
Abertis Infraestructuras SA		8,558	195,594
ACS Actividades de Construccion y Servicios SA		3,726	146,500
Amadeus IT Holding SA, Class A		8,318	345,655
Banco Bilbao Vizcaya Argentaria SA		124,107	1,492,289
Banco de Sabadell SA		73,114	226,037
Banco Popular Espanol SA		34,845	263,481

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Banco Santander SA		246,915	$2,357,091
Bankia SA	*	86,411	182,613
CaixaBank SA		37,535	241,615
Distribuidora Internacional de Alimentacion SA		12,771	116,788
Enagas SA		3,867	117,635
Ferrovial SA		8,975	194,558
Gas Natural SDG SA		7,760	218,316
Grifols SA		3,344	183,260
Iberdrola SA	†	103,585	724,832
Inditex SA		4,646	697,036
Mapfre SA		23,259	98,141
Red Electrica Corp. SA		2,225	180,926
Repsol SA		18,822	480,703
Telefonica SA		87,044	1,379,364
Zardoya Otis SA		3,986	67,937

			9,910,371

Sweden—3.2%
Alfa Laval AB		7,040	190,703
Assa Abloy AB, Class B		7,296	388,634
Atlas Copco AB, Class A		14,500	418,596
Atlas Copco AB, Class B		8,101	221,897
Boliden AB		5,433	82,737
Electrolux AB, Series B	†	4,870	106,631
Elekta AB, Class B	†	8,106	107,911
Getinge AB, Class B		4,186	118,185
Hennes & Mauritz AB, Class B		20,132	858,635
Hexagon AB, Class B		5,034	171,149
Husqvarna AB, Class B		7,698	53,749
Industrivarden AB, Class C		2,912	56,455
Investment AB Kinnevik, Class B		4,774	176,356
Investor AB, Class B		9,958	360,704
Lundin Petroleum AB	*	5,158	106,180
Nordea Bank AB		64,410	913,695
Sandvik AB	†	22,397	316,786
Scania AB, Class B		6,681	196,627
Securitas AB, Class B		6,530	75,626
Skandinaviska Enskilda Banken AB, Class A		32,568	447,396
Skanska AB, Class B		7,994	188,446
SKF AB, Class B		8,416	215,492
Svenska Cellulosa AB SCA, Class B		12,709	374,295
Svenska Handelsbanken AB, Class A		10,589	532,114
Swedbank AB, Class A		19,460	522,418
Swedish Match AB		4,560	149,279
Tele2 AB, Class B		6,486	80,527
Telefonaktiebolaget LM Ericsson, Class B		65,654	875,650
TeliaSonera AB		50,290	379,810
Volvo AB, Class B		32,122	510,622

			9,197,305

Switzerland—9.6%
ABB Ltd. (Registered)	*	46,707	1,206,488
Actelion Ltd. (Registered)	*	2,209	209,343
Adecco SA (Registered)	*	2,830	235,530
Aryzta AG	*	1,782	157,574
Baloise Holding AG (Registered)		965	121,475
Barry Callebaut AG (Registered)	*	42	56,641
Cie Financiere Richemont SA (Registered)		11,083	1,058,849

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Coca-Cola HBC AG CDI		4,538	$113,138
Credit Suisse Group AG (Registered)	*	32,356	1,047,302
EMS-Chemie Holding AG (Registered)		163	61,600
Geberit AG (Registered)		833	272,956
Givaudan SA (Registered)	*	197	304,710
Glencore Xstrata plc	*	225,429	1,162,826
Holcim Ltd. (Registered)	*	4,981	412,821
Julius Baer Group Ltd.	*	4,814	213,793
Kuehne + Nagel International AG (Registered)		1,108	155,058
Lindt & Spruengli AG (Participation Certificates)		17	84,308
Lindt & Spruengli AG (Registered)		2	117,797
Lonza Group AG (Registered)	*	1,104	112,646
Nestle SA (Registered)		68,773	5,176,520
Novartis AG (Registered)		49,040	4,163,885
Pargesa Holding SA (Bearer)		689	59,673
Partners Group Holding AG		354	99,434
Roche Holding AG (Genusschein)		14,980	4,505,441
Schindler Holding AG (Participation Certificates)		1,021	150,519
Schindler Holding AG (Registered)		416	61,101
SGS SA (Registered)		119	293,486
Sika AG (Bearer)		47	192,256
Sonova Holding AG (Registered)	*	1,063	155,514
STMicroelectronics NV		13,478	124,900
Sulzer AG (Registered)		491	67,565
Swatch Group AG (The) (Bearer)		667	418,431
Swatch Group AG (The) (Registered)		1,011	117,240
Swiss Life Holding AG (Registered)	*	719	176,814
Swiss Prime Site AG (Registered)	*	1,132	96,263
Swiss Re AG	*	7,498	695,921
Swisscom AG (Registered)		512	314,560
Syngenta AG (Registered)		2,007	761,908
Transocean Ltd.		7,582	312,605
UBS AG (Registered)	*	78,150	1,617,186
Wolseley plc		5,790	329,898
Zurich Insurance Group AG	*	3,159	970,176

			27,966,151

United Kingdom—17.7%
3i Group plc		20,647	137,118
Aberdeen Asset Management plc		21,473	139,952
Admiral Group plc		3,873	92,220
Aggreko plc		5,953	149,135
AMEC plc		5,976	111,923
Anglo American plc		30,049	767,894
Antofagasta plc		8,361	116,650
ARM Holdings plc		30,034	507,223
ASOS plc	*	1,074	92,837
Associated British Foods plc		7,672	355,998
AstraZeneca plc (London Exchange)		26,845	1,740,281
Aviva plc		63,808	509,104
Babcock International Group plc		7,618	171,074
BAE Systems plc		69,376	481,955
Barclays plc		327,288	1,273,636
BG Group plc		72,857	1,360,190
BHP Billiton plc		44,903	1,386,545
BP plc		397,450	3,193,532

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
British American Tobacco plc		40,220	$2,243,702
British Land Co. plc REIT		20,235	220,790
British Sky Broadcasting Group plc		21,614	328,828
BT Group plc		167,929	1,067,984
Bunzl plc		6,996	186,533
Burberry Group plc		9,223	214,429
Capita plc		13,738	251,199
Centrica plc		107,675	592,369
Cobham plc		22,432	111,988
Compass Group plc		38,411	586,490
Croda International plc		3,042	129,366
Diageo plc		53,801	1,671,011
Direct Line Insurance Group plc		23,843	94,448
easyJet plc		3,147	90,064
G4S plc		31,404	126,711
GKN plc		35,017	228,163
GlaxoSmithKline plc		103,586	2,762,155
Hammerson plc REIT		15,069	139,309
Hargreaves Lansdown plc		4,746	115,453
HSBC Holdings plc (London Exchange)		399,723	4,047,363
ICAP plc		12,886	81,213
IMI plc		5,575	135,661
Imperial Tobacco Group plc		20,486	828,405
Inmarsat plc		9,544	115,700
InterContinental Hotels Group plc		5,582	179,685
International Consolidated Airlines Group SA	*	19,566	136,532
Intertek Group plc		3,385	173,791
Intu Properties plc REIT		13,800	64,935
Investec plc		13,127	106,267
ITV plc		80,128	256,011
J. Sainsbury plc		27,239	143,643
Johnson Matthey plc		4,522	246,896
Kingfisher plc		51,823	364,356
Land Securities Group plc REIT		16,846	287,107
Legal & General Group plc		128,051	437,182
Lloyds Banking Group plc	*	1,069,866	1,338,423
London Stock Exchange Group plc		3,970	130,497
Marks & Spencer Group plc		33,812	254,534
Meggitt plc		16,572	132,906
Melrose Industries plc	*‡	29,387	23,027
Melrose Industries plc		21,729	107,685
National Grid plc		79,203	1,088,376
Next plc		3,255	358,215
Old Mutual plc		106,780	358,466
Pearson plc		17,207	305,486
Persimmon plc	*	6,790	152,516
Petrofac Ltd.		5,685	136,457
Prudential plc		54,371	1,151,276
Reckitt Benckiser Group plc		13,757	1,122,640
Reed Elsevier plc		24,960	381,426
Rexam plc		17,291	140,509
Rio Tinto plc		27,037	1,507,793
Rolls-Royce Holdings plc	*	40,559	726,061
Royal Bank of Scotland Group plc	*	46,313	240,281
Royal Mail plc	*	12,867	120,946
RSA Insurance Group plc		79,868	119,422
SABMiller plc		20,428	1,021,446
Sage Group plc (The)		22,549	157,276
Schroders plc		2,378	103,133
Segro plc REIT		15,885	88,007
Serco Group plc		10,407	73,160
Severn Trent plc		5,019	152,715

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Smith & Nephew plc	19,284	$292,883
Smiths Group plc	8,690	184,642
SSE plc	20,864	511,044
Standard Chartered plc (London Exchange)	51,518	1,077,273
Standard Life plc	51,488	324,387
Subsea 7 SA	5,664	105,114
Tate & Lyle plc	9,844	109,638
Tesco plc	171,476	845,740
Travis Perkins plc	5,478	172,490
TUI Travel plc	9,107	66,548
Tullow Oil plc	19,781	247,201
Unilever plc	27,250	1,165,472
United Utilities Group plc	14,722	193,656
Vodafone Group plc	562,921	2,070,042
Weir Group plc (The)	4,469	189,017
Whitbread plc	3,766	261,403
William Hill plc	19,270	109,636
Wm Morrison Supermarkets plc	49,809	177,108
WPP plc	28,986	598,912

		51,547,891

United States—0.1%
Carnival plc	4,082	155,951

TOTAL COMMON STOCKS (Cost $245,712,365)		280,674,468

PREFERRED STOCKS—0.6%
Germany—0.6%
Bayerische Motoren Werke AG	1,116	105,444
Fuchs Petrolub SE	720	72,337
Henkel AG & Co. KGaA	3,819	411,086
Porsche Automobil Holding SE	3,224	331,451
Volkswagen AG	3,119	808,743

TOTAL PREFERRED STOCKS (Cost $1,041,105)		1,729,061

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.042%	06/26/2014
(Cost $564,942)		‡‡	565,000	564,958

		Shares	Value
RIGHTS—0.0%
Hong Kong—0.0%
New World Development Co. Ltd., Expires 04/24/20, Strike HKD 1.00	*‡	28,966	6,067

Spain—0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 04/14/14, Strike EUR 1.00	*	124,107	29,066

United Kingdom—0.0%
Intu Properties plc, Expires 04/17/14, Strike GBP 1.00	*	3,942	6,243

Vantagepoint Overseas Equity Index Fund
		Shares	Value
RIGHTS—(Continued)
RSA Insurance Group plc, Expires 04/09/14, Strike GBP 1.00	*	29,950	$16,727

			22,970

TOTAL RIGHTS (Cost $—)			58,103

MONEY MARKET FUNDS—4.7%
Institutional Money Market Funds—4.7%
Dreyfus Institutional Cash Advantage Fund, 0.05%	††¥	1,000,000	1,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%		¥8,031,995	8,031,995
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09%	††¥	774,066	774,066
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.06%	††¥	1,000,000	1,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	1,000,000	1,000,000

TOTAL MONEY MARKET FUNDS (Cost $13,806,061)			13,806,061

TOTAL INVESTMENTS—101.9% (Cost $261,124,473)			296,832,651
Other assets less liabilities—(1.9%)			(5,553,512)

NET ASSETS—100.0%			$291,279,139

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at March 31, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $449,442)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	13.1%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	6.1%
Insurance	5.1%
Food Products	3.7%
Metals & Mining	3.6%
Automobiles	3.4%
Chemicals	3.3%
Diversified Telecommunication Services	3.1%
Machinery	2.6%
Beverages	2.3%
Capital Markets	2.0%
Food & Staples Retailing	1.9%
Real Estate Management & Development	1.8%
Wireless Telecommunication Services	1.7%
Industrial Conglomerates	1.6%
Electric Utilities	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Media	1.4%
Real Estate Investment Trusts (REITs)	1.4%
Tobacco	1.4%
Electrical Equipment	1.4%
Diversified Financial Services	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.2%
Electronic Equipment, Instruments & Components	1.2%
Auto Components	1.2%
Trading Companies & Distributors	1.1%
Aerospace & Defense	1.1%
Software	0.9%
Specialty Retail	0.9%
Road & Rail	0.9%
Construction & Engineering	0.8%
Household Products	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Semiconductors & Semiconductor Equipment	0.7%
Construction Materials	0.7%
Health Care Equipment & Supplies	0.6%
Building Products	0.6%
Personal Products	0.6%
Energy Equipment & Services	0.6%
Professional Services	0.6%
Household Durables	0.6%
Commercial Services & Supplies	0.5%
Gas Utilities	0.5%
IT Services	0.4%
Health Care Providers & Services	0.4%
Transportation Infrastructure	0.4%
Air Freight & Logistics	0.4%
Communications Equipment	0.4%
Biotechnology	0.4%
Marine	0.3%
Multiline Retail	0.3%
Leisure Products	0.2%
Containers & Packaging	0.2%
Airlines	0.2%
Life Sciences Tools & Services	0.1%
Consumer Finance	0.1%
Paper & Forest Products	0.1%
Internet Software & Services	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Internet & Catalog Retail	0.1%

Vantagepoint Overseas Equity Index Fund
COMMON STOCKS (continued)
Water Utilities	0.1%
Distributors	0.0%
Diversified Consumer Services	0.0%
Health Care Technology	0.0%

96.4%
PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.2%
Chemicals	0.0%

0.6%

RIGHTS
Insurance	0.0%
Real Estate Management & Development	0.0%
Real Estate Investment Trusts (REITs)	0.0%
Banks	0.0%

0.0%
TOTAL COMMON STOCKS/PREFERRED STOCKS	97.0%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%

MONEY MARKET FUNDS
Institutional Money Market Funds	4.7%

TOTAL INVESTMENTS	101 .9%
Other assets less liabilities	(1 .9)%

TOTAL NET ASSETS	100 .0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Aggressive Opportunities Fund Class T	1,535,179	$19,926,622
Vantagepoint Core Bond Index Fund Class T	7,881,711	79,684,101
Vantagepoint Diversifying Strategies Fund	11,912,398	125,199,306
Vantagepoint Equity Income Fund Class T	6,477,958	73,006,586
Vantagepoint Growth & Income Fund Class T	4,408,467	58,985,283
Vantagepoint Growth Fund Class T	3,082,831	39,182,787
Vantagepoint Inflation Protected Securities Fund Class T	6,197,659	66,190,997
Vantagepoint International Fund Class T	4,220,876	47,273,813
Vantagepoint Low Duration Bond Fund Class T	12,444,847	126,066,301
Vantagepoint Select Value Fund Class T	1,534,629	20,272,449

Total Affiliated Mutual Funds (Cost $566,017,825)		655,788,245

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $6,322,020)	149,050	6,048,449

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $110,828)	¥110,828	110,828

TOTAL INVESTMENTS—100.0% (Cost $572,450,673)		661,947,522
Other assets less liabilities—0.0%		92,907

NET ASSETS—100.0%		$662,040,429

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Aggressive Opportunities Fund Class T	7,173,919	$93,117,472
Vantagepoint Core Bond Index Fund Class T	21,795,725	220,354,782
Vantagepoint Discovery Fund Class T	4,572,340	51,301,657
Vantagepoint Diversifying Strategies Fund	23,832,262	250,477,077
Vantagepoint Equity Income Fund Class T	18,062,598	203,565,484
Vantagepoint Growth & Income Fund Class T	15,150,704	202,716,419
Vantagepoint Growth Fund Class T	12,880,851	163,715,617
Vantagepoint Inflation Protected Securities Fund Class T	6,327,066	67,573,067
Vantagepoint International Fund Class T	16,930,051	189,616,575
Vantagepoint Low Duration Bond Fund Class T	13,406,729	135,810,160
Vantagepoint Select Value Fund Class T	7,200,802	95,122,597

Total Affiliated Mutual Funds (Cost $1,394,219,755)		1,673,370,907

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $16,214,691)	380,500	15,440,690
MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $237,564)	¥237,564	237,564

TOTAL INVESTMENTS—100.0% (Cost $1,410,672,010)		1,689,049,161
Other assets less liabilities—0.0%		271,615

NET ASSETS—100.0%		$1,689,320,776

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	14,474,185	$187,874,916
Vantagepoint Core Bond Index Fund Class T	28,398,154	287,105,336
Vantagepoint Discovery Fund Class T	8,895,087	99,802,872
Vantagepoint Diversifying Strategies Fund	24,854,076	261,216,342
Vantagepoint Equity Income Fund Class T	25,983,447	292,833,446
Vantagepoint Growth & Income Fund Class T	21,718,687	290,596,030
Vantagepoint Growth Fund Class T	19,221,531	244,305,658
Vantagepoint International Fund Class T	28,058,353	314,253,549
Vantagepoint Select Value Fund Class T	14,405,785	190,300,417

Total Affiliated Mutual Funds (Cost $1,756,437,885)		2,168,288,566

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $44,727,480)	1,044,950	42,404,071

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $881,630)	¥881,630	881,630

TOTAL INVESTMENTS—99.9% (Cost $1,802,046,995)		2,211,574,267
Other assets less liabilities—0.1%		1,525,655

NET ASSETS—100.0%		$2,213,099,922

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Model Portfolio All- Equity Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.9%
Vantagepoint Aggressive Opportunities Fund Class T	6,735,441	$87,426,018
Vantagepoint Discovery Fund Class T	7,488,246	84,018,121
Vantagepoint Equity Income Fund Class T	15,035,869	169,454,246
Vantagepoint Growth & Income Fund Class T	11,846,067	158,500,371
Vantagepoint Growth Fund Class T	11,871,604	150,888,088
Vantagepoint International Fund Class T	14,277,512	159,908,134
Vantagepoint Select Value Fund Class T	6,772,114	89,459,630

Total Affiliated Mutual Funds (Cost $687,056,830)		899,654,608

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF (Cost $28,336,194)	666,050	27,028,309

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $837,380)	¥837,380	837,380

TOTAL INVESTMENTS—99.9% (Cost $716,230,404)		927,520,297
Other assets less liabilities—0.1%		851,474

NET ASSETS—100.0%		$928,371,771

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Core Bond Index Fund Class T		2,901,235	$29,331,485
Vantagepoint Diversifying Strategies Fund		6,152,082	64,658,378
Vantagepoint Equity Income Fund Class T		2,867,076	32,311,947
Vantagepoint Growth & Income Fund Class T		2,401,774	32,135,731
Vantagepoint Inflation Protected Securities Fund Class T		4,569,865	48,806,157
Vantagepoint International Fund Class T		1,184,857	13,270,398
Vantagepoint Low Duration Bond Fund Class T		9,950,414	100,797,697

Total Affiliated Mutual Funds (Cost $308,216,120)			321,311,793

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $3,102,130)		73,100	2,966,398

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $56,554)	¥	56,554	56,554

TOTAL INVESTMENTS—100.0% (Cost $311,374,804)			324,334,745
Other assets less liabilities—0.0%			44,755

NET ASSETS—100.0%			$324,379,500

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2010 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Core Bond Index Fund Class T		1,906,842	$19,278,169
Vantagepoint Diversifying Strategies Fund		5,024,477	52,807,252
Vantagepoint Equity Income Fund Class T		4,264,614	48,062,197
Vantagepoint Growth & Income Fund Class T		2,366,898	31,669,093
Vantagepoint Growth Fund Class T		1,365,149	17,351,044
Vantagepoint Inflation Protected Securities Fund Class T		4,062,988	43,392,709
Vantagepoint International Fund Class T		1,974,483	22,114,211
Vantagepoint Low Duration Bond Fund Class T		5,058,702	51,244,647

Total Affiliated Mutual Funds (Cost $262,051,645)			285,919,322

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $2,751,223)		64,700	2,625,526

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $49,737)	¥	49,737	49,737

TOTAL INVESTMENTS—100.0% (Cost $264,852,605)			288,594,585
Other assets less liabilities—0.0%			50,659

NET ASSETS—100.0%			$288,645,244

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2015 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.8%
Vantagepoint Core Bond Index Fund Class T	4,323,995	$43,715,585
Vantagepoint Diversifying Strategies Fund	9,111,835	95,765,382
Vantagepoint Equity Income Fund Class T	9,523,443	107,329,202
Vantagepoint Growth & Income Fund Class T	4,646,837	62,174,685
Vantagepoint Growth Fund Class T	3,276,778	41,647,849
Vantagepoint Inflation Protected Securities Fund Class T	6,729,907	71,875,408
Vantagepoint International Fund Class T	4,459,718	49,948,842
Vantagepoint Low Duration Bond Fund Class T	7,161,330	72,544,274
Vantagepoint Mid/Small Company Index Fund Class T	563,990	11,392,593

Total Affiliated Mutual Funds (Cost $489,198,851)		556,393,820

EXCHANGE TRADED FUND—1.2%
Vanguard FTSE Emerging Markets ETF (Cost $7,211,985)	168,950	6,855,991

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $125,783)	¥125,783	125,783

TOTAL INVESTMENTS—100.0% (Cost $496,536,619)		563,375,594
Other assets less liabilities—0.0%		110,923

NET ASSETS—100.0%		$563,486,517

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2020 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Core Bond Index Fund Class T	8,088,585	$81,775,594
Vantagepoint Diversifying Strategies Fund	10,142,027	106,592,707
Vantagepoint Equity Income Fund Class T	11,979,379	135,007,597
Vantagepoint Growth & Income Fund Class T	5,697,217	76,228,764
Vantagepoint Growth Fund Class T	4,110,423	52,243,474
Vantagepoint Inflation Protected Securities Fund Class T	3,322,410	35,483,343
Vantagepoint International Fund Class T	5,944,639	66,579,953
Vantagepoint Low Duration Bond Fund Class T	5,866,287	59,425,483
Vantagepoint Mid/Small Company Index Fund Class T	2,527,189	51,049,220

Total Affiliated Mutual Funds (Cost $567,439,277)		664,386,135

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $13,528,374)	320,000	12,985,600

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $184,133)	¥184,133	184,133

TOTAL INVESTMENTS—99.9% (Cost $581,151,784)		677,555,868
Other assets less liabilities—0.1%		423,206

NET ASSETS—100.0%		$677,979,074

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2025 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Core Bond Index Fund Class T	7,987,073	$80,749,310
Vantagepoint Diversifying Strategies Fund	7,535,956	79,202,896
Vantagepoint Equity Income Fund Class T	11,034,458	124,358,339
Vantagepoint Growth & Income Fund Class T	5,099,874	68,236,319
Vantagepoint Growth Fund Class T	3,824,687	48,611,777
Vantagepoint International Fund Class T	5,816,451	65,144,246
Vantagepoint Low Duration Bond Fund Class T	2,732,890	27,684,178
Vantagepoint Mid/Small Company Index Fund Class T	2,783,440	56,225,497

Total Affiliated Mutual Funds (Cost $457,801,497)		550,212,562

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $11,203,983)	265,250	10,763,845

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $147,013)	¥147,013	147,013

TOTAL INVESTMENTS—99.9% (Cost $469,152,493)		561,123,420
Other assets less liabilities—0.1%		327,355

NET ASSETS—100.0%		$561,450,775

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2030 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Core Bond Index Fund Class T		5,282,662	$53,407,717
Vantagepoint Diversifying Strategies Fund		5,100,877	53,610,220
Vantagepoint Equity Income Fund Class T		9,717,462	109,515,801
Vantagepoint Growth & Income Fund Class T		4,658,403	62,329,429
Vantagepoint Growth Fund Class T		3,511,424	44,630,198
Vantagepoint International Fund Class T		5,518,659	61,808,985
Vantagepoint Low Duration Bond Fund Class T		836,783	8,476,617
Vantagepoint Mid/Small Company Index Fund Class T		2,890,238	58,382,806

Total Affiliated Mutual Funds (Cost $367,672,088)			452,161,773

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $9,166,668)		217,250	8,816,005

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $128,844)	¥	128,844	128,844

TOTAL INVESTMENTS—99.9% (Cost $376,967,600)			461,106,622
Other assets less liabilities—0.1%			267,570

NET ASSETS—100.0%			$461,374,192

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2035 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Core Bond Index Fund Class T		2,283,687	$23,088,074
Vantagepoint Diversifying Strategies Fund		2,561,491	26,921,274
Vantagepoint Equity Income Fund Class T		7,104,572	80,068,523
Vantagepoint Growth & Income Fund Class T		3,453,870	46,212,783
Vantagepoint Growth Fund Class T		2,763,967	35,130,017
Vantagepoint International Fund Class T		4,061,782	45,491,957
Vantagepoint Low Duration Bond Fund Class T		245,152	2,483,394
Vantagepoint Mid/Small Company Index Fund Class T		2,546,075	51,430,715

Total Affiliated Mutual Funds (Cost $248,739,875)			310,826,737

EXCHANGE TRADED FUND—2.7%
Vanguard FTSE Emerging Markets ETF (Cost $9,017,881)		213,200	8,651,656

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $220,034)	¥	220,034	220,034

TOTAL INVESTMENTS—99.9% (Cost $257,977,790)			319,698,427
Other assets less liabilities—0.1%			214,672

NET ASSETS—100.0%			$319,913,099

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2040 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.9%
Vantagepoint Core Bond Index Fund Class T		1,524,695	$15,414,671
Vantagepoint Diversifying Strategies Fund		1,016,590	10,684,364
Vantagepoint Equity Income Fund Class T		7,276,773	82,009,237
Vantagepoint Growth & Income Fund Class T		3,538,266	47,342,004
Vantagepoint Growth Fund Class T		2,910,843	36,996,813
Vantagepoint International Fund Class T		4,295,050	48,104,557
Vantagepoint Mid/Small Company Index Fund Class T		2,940,339	59,394,850

Total Affiliated Mutual Funds (Cost $232,067,278)			299,946,496

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF (Cost $9,378,528)		222,150	9,014,847

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $239,699)	¥	239,699	239,699

TOTAL INVESTMENTS—99.9% (Cost $241,685,505)			309,201,042
Other assets less liabilities—0.1%			215,726

NET ASSETS—100.0%			$309,416,768

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2045 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—97.0%
Vantagepoint Core Bond Index Fund Class T	529,994	$5,358,242
Vantagepoint Equity Income Fund Class T	2,605,127	29,359,780
Vantagepoint Growth & Income Fund Class T	1,271,174	17,008,311
Vantagepoint Growth Fund Class T	1,059,055	13,460,585
Vantagepoint International Fund Class T	1,567,426	17,555,173
Vantagepoint Mid/Small Company Index Fund Class T	1,066,421	21,541,694

Total Affiliated Mutual Funds (Cost $88,775,880)		104,283,785

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF (Cost $3,207,570)	77,250	3,134,805

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $89,910)	¥89,910	89,910

TOTAL INVESTMENTS—100.0% (Cost $92,073,360)		107,508,500
Other assets less liabilities—0.0%		41,085

NET ASSETS—100.0%		$107,549,585

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Vantagepoint Milestone 2050 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Core Bond Index Fund Class T		132,000	$1,334,520
Vantagepoint Equity Income Fund Class T		653,791	7,368,226
Vantagepoint Growth & Income Fund Class T		320,785	4,292,099
Vantagepoint Growth Fund Class T		265,458	3,373,965
Vantagepoint International Fund Class T		390,090	4,369,007
Vantagepoint Mid/Small Company Index Fund Class T		267,344	5,400,343

Total Affiliated Mutual Funds (Cost $24,172,727)			26,138,160

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF (Cost $786,206)		19,250	781,165

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.09% (Cost $24,550)	¥	24,550	24,550

TOTAL INVESTMENTS—100.1% (Cost $24,983,483)			26,943,875
Other assets less liabilities—(0.1%)			(29,750)

NET ASSETS—100.0%			$26,914,125

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Board of Directors (“Board”) of the Vantagepoint Funds (the “Company”) has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board (or its appointee). The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from VIA and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls, and fair value determinations, are subject to review by the Chief Compliance Officer of the Company and by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Short-term debt instruments, such as commercial paper, bankers’ acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the year-to-date period ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2014, in valuing each fund’s investments carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$375,795,936	$—	$375,795,936
Floating Rate Loans	—	5,136,954	—	5,136,954
Mortgage-Backed Securities	—	31,985,081	—	31,985,081
U.S. Treasury Obligations	—	100,487,907	—	100,487,907
Government Related Obligations	—	28,217,899	—	28,217,899
Asset-Backed Securities	—	73,669,724	—	73,669,724
Money Market Funds	27,517,349	—	—	27,517,349

Total Investments in Securities	$27,517,349	$615,293,501	$—	$642,810,850

Derivative Instruments:
Assets:
Futures	55,443	—	—	55,443
Forward Currency Contracts	—	3,994	—	3,994

Total Assets	$55,443	$3,994	$—	$59,437

Liabilities:
Futures	(10,468)	—	—	(10,468)

Total Liabilities	$(10,468)	$—	$—	$(10,468)

Total Derivative Instruments	$44,975	$3,994	$—	$48,969

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$8,037,424	$—	$8,037,424
Mortgage-Backed Securities	—	2,896,406	—	2,896,406
U.S. Treasury Obligations	—	560,752,013	—	560,752,013
Government Related Obligations	—	9,022,150	—	9,022,150
Asset-Backed Securities	—	3,100,012	—	3,100,012
Money Market Funds	12,952,330	—	—	12,952,330

Total Investments in Securities	$12,952,330	$583,808,005	$—	$596,760,335

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	37,979	—	—	37,979
Swap Agreements	—	53,337	—	53,337

Total Assets	$37,979	$53,337	$—	$91,316

Liabilities:
Written Options	—	(32,950)	—	(32,950)
Futures	(315,887)	—	—	(315,887)
Swap Agreements	—	(1,058,708)	—	(1,058,708)

Total Liabilities	$(315,887)	$(1,091,658)	$—	$(1,407,545)

Total Derivative Instruments	$(277,908)	$(1,038,321)	$—	$(1,316,229)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,305,899,338	$54,899,032	$—	$2,360,798,370
Convertible Preferred Stocks	390,390	—	—	390,390
Money Market Funds	162,131,029	—	—	162,131,029

Total Investments in Securities	$2,468,420,757	$54,899,032	$—	$2,523,319,789

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,567,904,445	$90,249,052	$—	$1,658,153,497
Money Market Funds	97,920,657	—	—	97,920,657

Total Investments in Securities	$1,665,825,102	$90,249,052	$—	$1,756,074,154

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,159,929,828	$—	$—	$2,159,929,828
Money Market Funds	94,897,408	—	—	94,897,408

Total Investments in Securities	$2,254,827,236	$—	$—	$2,254,827,236

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$464,377,045	$2,804,856	$—	$467,181,901
Money Market Funds	33,403,581	—	—	33,403,581

Total Investments in Securities	$497,780,626	$2,804,856	$—	$500,585,482

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,150,071,936	$11,294,800	$—	$1,161,366,736
Money Market Funds	91,644,240	—	—	91,644,240

Total Investments in Securities	$1,241,716,176	$11,294,800	$—	$1,253,010,976

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$137,718,171	$2,617,674	$—	$140,335,845
Corporate Obligations	—	66,416,040	—	66,416,040
Mortgage-Backed Securities	—	8,294,406	—	8,294,406
U.S. Treasury Obligations	—	42,963,806	—	42,963,806
Government Related Obligations	—	4,587,182	—	4,587,182
Asset-Backed Securities	—	9,102,558	—	9,102,558
Warrants	—	13,861	—	13,861
Money Market Funds	30,481,109	—	—	30,481,109

Total Investments in Securities	$168,199,280	$133,995,527	$—	$302,194,807

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	23,846	—	—	23,846

Total Assets	$23,846	$—	$—	$23,846

Liabilities:
Futures	(2,300,618)	—	—	(2,300,618)
Forward Currency Contracts	—	(30,086)	—	(30,086)

Total Liabilities	$(2,300,618)	$(30,086)	$—	$(2,330,704)

Total Derivative Instruments	$(2,276,772)	$(30,086)	$—	$(2,306,858)

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$147,614,091	$1,280,216,422	$—	$1,427,830,513
Preferred Stocks	—	8,706,481	—	8,706,481
Money Market Funds	51,272,358	—	—	51,272,358

Total Investments in Securities	$198,886,449	$1,288,922,903	$—	$1,487,809,352

Derivative Instruments:

Liabilities:
Forward Currency Contracts	—	(38,080)	—	(38,080)

Total Liabilities	$—	$(38,080)	$—	$(38,080)

Total Derivative Instruments	$—	$(38,080)	$—	$(38,080)

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Preferred Stocks	$3,455,603	$11,263,728	$—	$14,719,331
Corporate Obligations	—	372,046,216	—	372,046,216
Floating Rate Loans	—	4,272,064	—	4,272,064
Mortgage-Backed Securities	—	50,582,921	—	50,582,921
Convertible Debt Obligations	—	464,468,628	—	464,468,628
U.S. Treasury Obligations	—	118,321,432	—	118,321,432
Government Related Obligations	—	16,256,496	—	16,256,496
Asset-Backed Securities	—	50,454,155	—	50,454,155
Purchased Options	476,875	77,348	—	554,223
Certificates of Deposits	—	900,408	—	900,408
Commercial Paper	—	1,599,860	—	1,599,860
Money Market Funds	35,093,876	—	—	35,093,876

Total Investments in Securities	$39,026,354	$1,090,243,256	$—	$1,129,269,610

Derivative Instruments:
Assets:
Futures	1,350,533	—	—	1,350,533
Forward Currency Contracts	—	142,751	—	142,751

Total Assets	$1,350,533	$142,751	$—	$1,493,284

Liabilities:
Purchased Option on Euro-Bund Future	(259,085)	—	—	(259,085)
Written Options	—	(276,527)	—	(276,527)
Futures	(1,139,319)	—	—	(1,139,319)
Forward Currency Contracts	—	(357,855)	—	(357,855)

Total Liabilities	$(1,398,404)	$(634,382)	$—	$(2,032,786)

Total Derivative Instruments	$(47,871)	$(491,631)	$—	$(539,502)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$312,747,799	$—	$312,747,799
Mortgage-Backed Securities	—	409,802,984	—	409,802,984
U.S. Treasury Obligations	—	458,011,779	—	458,011,779
Government Related Obligations	—	124,198,213	—	124,198,213
Asset-Backed Securities	—	6,304,575	—	6,304,575
Money Market Funds	129,536,697	—	—	129,536,697

Total Investments in Securities	$129,536,697	$1,311,065,350	$—	$1,440,602,047

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$633,005,121	$—	$—	$633,005,121
U.S. Treasury Obligations	—	634,952	—	634,952
Money Market Funds	17,174,035	—	—	17,174,035

Total Investments in Securities	$650,179,156	$634,952	$—	$650,814,108

Derivative Instruments:
Assets:
Futures	40,596	—	—	40,596

Total Assets	$40,596	$—	$—	$40,596

Total Derivative Instruments	$40,596	$—	$—	$40,596

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$795,477,499	$15,542	$1,099	$795,494,140
U.S. Treasury Obligations	—	504,962	—	504,962
Warrants	—	1,402	—	1,402
Money Market Funds	28,688,821	—	—	28,688,821

Total Investments in Securities	$824,166,320	$521,906	$1,099	$824,689,325

Derivative Instruments:
Assets:
Futures	36,136	—	—	36,136

Total Assets	$36,136	$—	$—	$36,136

Liabilities:
Futures	(4,840)	—	—	(4,840)

Total Liabilities	$(4,840)	$—	$—	$(4,840)

Total Derivative Instruments	$31,296	$—	$—	$31,296

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$730,660,043	$62,669	$1,604	$730,724,316
U.S. Treasury Obligations	—	1,069,920	—	1,069,920
Warrants	—	4,292	—	4,292
Money Market Funds	66,290,011	—	—	66,290,011

Total Investments in Securities	$796,950,054	$1,136,881	$1,604	$798,088,539

Derivative Instruments:
Assets:
Futures	26,006	—	—	26,006

Total Assets	$26,006	$—	$—	$26,006

Liabilities:
Futures	(23,436)	—	—	(23,436)

Total Liabilities	$(23,436)	$—	$—	$(23,436)

Total Derivative Instruments	$2,570	$—	$—	$2,570

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$—	$280,674,468	$—	$280,674,468
Preferred Stocks	—	1,729,061	—	1,729,061
U.S. Treasury Obligations	—	564,958	—	564,958
Rights	—	58,103	—	58,103
Money Market Funds	13,806,061	—	—	13,806,061

Total Investments in Securities	$13,806,061	$283,026,590	$—	$296,832,651

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	122,305	—	—	122,305
Forward Currency Contracts	—	40,271	—	40,271

Total Assets	$122,305	$40,271	$—	$162,576

Liabilities:
Forward Currency Contracts	—	(34,016)	—	(34,016)

Total Liabilities	$—	$(34,016)	$—	$(34,016)

Total Derivative Instruments	$122,305	$6,255	$—	$128,560

See Schedule of Investments for identification of securities by industry classification.

As of March 31, 2014 the funds did not hold significant investments in Level 3 securities. During the year-to-date period ended March 31, 2014, the Equity Income Fund, Growth & Income Fund, Select Value Fund, Aggressive Opportunities Fund, International Fund, and Mid\Small Company Index Fund had securities transferred between Level 1 and Level 2 with a total market value of $31,675,270, $72,742,112, $2,804,856, $11,294,800, $17,027,482 and $32,855 or 1.3%, 4.2%, 0.6%, 0.9%, 1.2% and 0.0% of the net assets of each respective Fund. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To Be Announced (“TBA”) Securities

A TBA is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. Dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	JPY	— Japanese Yen
BRL	— Brazilian Real	NOK	— Norwegian Krona
CAD	— Canadian Dollar	NZD	— New Zealand Dollar
CHF	— Swiss Franc	SEK	— Swedish Krona
EUR	— European Monetary Unit	USD	— U.S. Dollar
GBP	— British Pound

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MFM	— Meff Renta Variable Exchange
CME	— Chicago Mercantile Exchange	MIL	— Milan Stock Exchange
EOE	— Dutch Options Exchange	MSE	— Montreal Exchange
EOP	— NYSE – Liffe Exchange	NYF	— New York Futures Exchange
EUX	— Eurex Deutschland Exchange	SFE	— Sydney Futures Exchange
HKG	— Hong Kong Futures Exchange	SGX	— Singapore Exchange
LIF	— Liffe Exchange	OSE	— Osaka Securities Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan , or as a participation interest in another lender’s portion of the floating rate loan or portion therof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following tables and discussion provides more detailed information about a fund’s derivative usage.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

As of March 31, 2014, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
44	CBT	U.S. 2 Year Treasury Note	June 2014	$9,660,750	$(10,468)

Sold
93	CBT	U.S. 5 Year Treasury Note	June 2014	$11,062,641	$55,443

					$44,975

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
91	CBT	U.S. 10 Year Treasury Note	June 2014	$11,238,500	$(44,416)
60	CBT	U.S. 2 Year Treasury Note	June 2014	13,173,750	(14,135)

					$(58,551)

Sold
129	CBT	U.S. 5 Year Treasury Note	June 2014	$15,344,953	$37,979
99	CBT	U.S. Long Bond	June 2014	13,188,656	(20,069)
80	CBT	U.S. Ultra Bond	June 2014	11,557,500	(237,267)

					$(219,357)

					$(277,908)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
1,148	NYF	E-MINI Russell 2000 Index	June 2014	$134,373,400	$(2,300,618)

Sold
40	CBT	U.S. 5 Year Treasury Note	June 2014	$4,758,125	$23,846

					$(2,276,772)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
59	EOE	Amsterdam Index	April 2014	$6,559,405	$253,244
205	SFE	Australian Government 10 Year Bond	June 2014	21,967,642	92,600
22	MSE	Canadian Government 10 Year Bond	June 2014	2,585,672	(4,355)
81	EUX	DAX Index	June 2014	26,743,854	710,305
72	HKG	Hang Seng Index	April 2014	10,275,769	157,002
63	SFE	SPI 200 Index	June 2014	7,877,312	60,202
176	OSE	TOPIX Index	June 2014	20,513,297	(370,500)
222	CBT	U.S. 10 Year Treasury Note	June 2014	27,417,000	(181,452)

					$717,046

Sold
86	SGX	10 Year Mini-JGB	June 2014	$12,050,748	$12,266
25	EOP	CAC40 10 Euro Future	April 2014	1,512,315	(27,842)
43	CME	E-MINI S&P 500 Index	June 2014	4,008,890	(8,484)
148	EUX	Euro-Bund Futures	June 2014	29,234,064	(51,595)
181	LIF	FTSE 100 Index	June 2014	19,745,282	(54,081)
33	MIL	FTSE/MIB Index	June 2014	4,864,482	(151,044)
53	MFM	IBEX 35 Index	April 2014	7,530,814	(214,538)
24	MSE	S&P/TSX 60 Index	June 2014	3,551,696	(26,169)
97	CBT	U.S. 5 Year Treasury Note	June 2014	11,538,453	64,914
65	LIF	UK Gilt Long Bond	June 2014	11,869,191	(49,259)

					$(505,832)

					$211,214

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
107	CME	E-MINI S&P 500 Index	June 2014	$9,975,610	$40,596

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Broad Market Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
5	NYF	E-MINI Russell 2000 Index	June 2014	$585,250	$(4,840)
53	CME	E-MINI S&P 500 Index	June 2014	4,941,190	33,816
5	CME	E-MINI S&P MidCap 400 Index	June 2014	687,450	2,320

					$31,296

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
46	NYF	E-MINI Russell 2000 Index	June 2014	$5,384,300	$(23,436)
34	CME	E-MINI S&P MidCap 400 Index	June 2014	4,674,660	26,006

					$2,570

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
64	EUX	DJ Euro STOXX 50	June 2014	$2,733,257	$66,962
25	LIF	FTSE 100 Index	June 2014	2,727,249	7,888
8	SFE	SPI 200 Index	June 2014	1,000,294	9,619
16	OSE	TOPIX Index	June 2014	1,864,845	37,836

					$122,305

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of March 31, 2014, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2014	Net Unrealized Appreciation
Sale	HSBC Bank plc	GBP	USD	04/08/2014	$1,162,610	$1,158,616	$3,994

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2014	Net Unrealized Depreciation
Sale	Barclays Bank plc	BRL	USD	04/16/2014	$407,145	$437,231	$(30,086)

International Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2014	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	04/30/2014	$8,521,138	$8,559,218	$(38,080)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2014	Net Unrealized Appreciation/ (Depreciation)
Purchase	Deutsche Bank AG	USD	CAD	04/04/2014	$8,850,805	$8,847,920	$(2,885)
Purchase	Deutsche Bank AG	USD	CHF	04/04/2014	3,583,042	3,580,383	(2,659)
Purchase	Deutsche Bank AG	USD	EUR	04/04/2014	26,259,167	26,257,667	(1,500)
Purchase	Deutsche Bank AG	USD	GBP	04/04/2014	12,232,728	12,356,299	123,571
Purchase	Deutsche Bank AG	USD	SEK	04/04/2014	2,812,296	2,792,671	(19,625)

							$96,902

Sale	Deutsche Bank AG	AUD	USD	04/04/2014	$16,172,545	$16,405,229	$(232,684)
Sale	Deutsche Bank AG	CHF	USD	04/04/2014	3,459,773	3,468,062	(8,289)
Sale	Deutsche Bank AG	EUR	USD	04/04/2014	1,381,340	1,380,399	941
Sale	JPMorgan Chase Bank NA	EUR	USD	04/08/2014	3,111,094	3,102,429	8,665
Sale	Deutsche Bank AG	GBP	USD	04/04/2014	3,128,367	3,127,525	842
Sale	Deutsche Bank AG	JPY	USD	04/04/2014	3,947,687	3,938,955	8,732
Sale	Deutsche Bank AG	NOK	USD	04/04/2014	6,101,578	6,164,453	(62,875)
Sale	Deutsche Bank AG	NZD	USD	04/04/2014	4,898,956	4,926,294	(27,338)

							$(312,006)

							$(215,104)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2014	Net Unrealized Appreciation/ (Depreciation)
Purchase	Bank of America NA	USD	AUD	06/18/2014	$148,949	$154,314	$5,365
Purchase	Barclays Bank plc	USD	AUD	06/18/2014	482,366	494,355	11,989
Purchase	Westpac Banking Corp.	USD	AUD	06/18/2014	167,890	174,014	6,124
Purchase	Bank of America NA	USD	EUR	06/18/2014	582,763	582,403	(360)
Purchase	Bank of Montreal	USD	EUR	06/18/2014	1,108,431	1,099,326	(9,105)
Purchase	Barclays Bank plc	USD	EUR	06/18/2014	922,594	916,169	(6,425)
Purchase	Citibank NA	USD	EUR	06/18/2014	165,779	165,850	71
Purchase	Goldman Sachs International	USD	EUR	06/18/2014	83,597	83,613	16
Purchase	Bank of Montreal	USD	GBP	06/18/2014	534,180	536,210	2,030
Purchase	Barclays Bank plc	USD	GBP	06/18/2014	1,512,092	1,522,716	10,624
Purchase	Citibank NA	USD	GBP	06/18/2014	110,645	110,468	(177)
Purchase	HSBC Bank plc	USD	GBP	06/18/2014	588,092	590,279	2,187
Purchase	Royal Bank of Canada	USD	GBP	06/18/2014	108,676	108,968	292
Purchase	Bank of America NA	USD	JPY	06/18/2014	222,256	220,407	(1,849)
Purchase	Barclays Bank plc	USD	JPY	06/18/2014	912,465	902,420	(10,045)
Purchase	Citibank NA	USD	JPY	06/18/2014	1,063,272	1,057,285	(5,987)

							$4,750

Sale	Citibank NA	AUD	USD	06/18/2014	$123,175	$123,243	$(68)
Sale	Citibank NA	EUR	USD	06/18/2014	676,083	675,797	286
Sale	Citibank NA	GBP	USD	06/18/2014	435,211	435,204	7
Sale	Citibank NA	JPY	USD	06/18/2014	572,410	571,130	1,280

							$1,505

							$6,255

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro- Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Written option activity for the year-to-date period ended March 31, 2014 was as follows:

Diversifying Strategies Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2013	910	$178,401	—	$—	910	$178,401

Written	780	124,898	—	—	780	124,898
Closed	(1,040)	(199,218)	—	—	(1,040)	(199,218)
Expired	—	—	—	—	—	—

Ending balance as of 03/31/2014	650	$104,081	—	$—	650	$104,081

As of March 31, 2014, the following funds had open written option contracts or open purchased option contracts on Euro-Bund futures:

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Written Call	Swiss Market Index	650	$8,088.00	6/20/2014	$(172,445)

Option Type	Description	# Contracts	Strike Price	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Purchased Put	Euro-Bund	128	EUR 150.00	5/23/2014	$(259,085)

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a cleared swap, a fund’s ultimate counterparty is the central clearinghouse. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of March 31, 2014 the following swaps were outstanding:

Inflation Protected Securities Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Premium	Net Unrealized Appreciation (Depreciation)
2.75%	3 Month Libor	06/19/2043	USD	$1,000,000	$117,550	$22,113
3.50%	3 Month Libor	12/18/2043	USD	3,800,000	245,152	(252,431)
3.75%	3 Month Libor	06/18/2044	USD	700,000	(29,050)	7,043
3 Month Libor	1.25%	09/05/2018	USD	4,300,000	—	(63,670)
3 Month Libor	1.40%	09/05/2018	USD	1,300,000	—	(10,697)
3 Month Libor	1.45%	09/05/2018	USD	3,900,000	—	(23,539)
3 Month Libor	1.50%	09/16/2016	USD	2,700,000	(5,184)	10,006
3 Month Libor	1.60%	07/05/2018	USD	8,100,000	—	(152,095)
3 Month Libor	2.00%	12/18/2018	USD	1,600,000	16,315	13,539

					$344,783	$(449,731)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 1,100,000	$(245)	$(809)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 5,100,000	6,020	(139,978)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 3,700,000	53,930	(166,034)
Deutsche Bank AG	1.73%	CPI Urban Consumers NSA	12/19/2015	USD 900,000	45	(4)
Deutsche Bank AG	1.80%	CPI Urban Consumers NSA	01/17/2016	USD 1,200,000	(440)	636
Deutsche Bank AG	1.86%	CPI Urban Consumers NSA	11/05/2016	USD 2,000,000	—	(4,490)
Deutsche Bank AG	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 2,400,000	(706)	(2,782)
Deutsche Bank AG	1.85%	CPI Urban Consumers NSA	11/29/2016	USD 3,600,000	—	(7,434)
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD 2,900,000	—	(2,551)
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD 1,300,000	—	(10,931)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 500,000	3,650	(18,799)
Goldman Sachs Bank USA	1.73%	CPI Urban Consumers NSA	04/15/2016	USD 7,900,000	(14,005)	(10,534)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD 5,200,000	—	(54,048)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD 1,100,000	(3,245)	(1,818)
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD 5,300,000	—	(23,433)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	2,313	(112,631)

					$47,317	$(555,640)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written.Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

Written swaption activity for the year-to-date period ended March 31, 2014 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2013	$14,200,000	$85, 003	$48,500,000	$167,890	$62,700,000	$252,893

Written	3,900,000	9,457	12,100,000	24,403	16,000,000	33,860
Closed	(17,200,000)	(91,175)	(12,500,000)	(130,306)	(29,700,000)	(221,481)
Expired	(900,000)	(3,285)	(36,000,000)	(37,584)	(36,900,000)	(40,869)

Ending balance as of 03/31/2014	$—	$—	$12,100,000	$24,403	$12,100,000	$24,403

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of March 31, 2014, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Goldman Sachs	Put—Interest Rate Swaption	$12,100,000	2.00%	3/16/2015	$(8,547)

Tax Basis Unrealized Appreciation (Depreciation)

As of March 31, 2014, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$637,152,168	$6,747,238	$1,088,556	$5,658,682
Inflation Protected Securities	599,787,621	8,203,727	11,231,013	(3,027,286)
Equity Income	2,087,431,985	459,214,817	23,327,013	435,887,804
Growth & Income	1,283,451,268	479,429,287	6,806,401	472,622,886
Growth	1,696,267,798	565,865,548	7,306,110	558,559,438
Select Value	404,017,038	102,553,527	5,985,083	96,568,444
Aggressive Opportunities	970,910,304	291,296,667	9,195,995	282,100,672
Discovery	271,963,771	33,987,320	3,756,284	30,231,036
International	1,270,869,312	258,576,845	41,636,805	216,940,040
Diversifying Strategies	1,110,288,414	24,540,366	5,559,170	18,981,196
Core Bond Index	1,435,117,223	25,285,855	19,801,031	5,484,824
500 Stock Index	382,909,780	273,996,398	6,092,070	267,904,328
Broad Market Index	473,119,018	376,462,431	24,892,124	351,570,307
Mid/Small Company Index	581,792,241	239,236,592	22,940,294	216,296,298
Overseas Equity Index	263,680,056	54,331,398	21,178,803	33,152,595
Model Portfolio Conservative Growth	585,752,676	78,922,016	2,727,170	76,194,846
Model Portfolio Traditional Growth	1,440,698,728	250,731,278	2,380,845	248,350,433
Model Portfolio Long-Term Growth	1,822,596,539	391,416,415	2,438,687	388,977,728
Model Portfolio All-Equity Growth	732,010,335	196,914,331	1,404,369	195,509,962
Milestone Retirement Income	314,022,287	14,620,012	4,307,554	10,312,458
Milestone 2010	266,775,381	25,189,264	3,370,060	21,819,204
Milestone 2015	507,741,952	61,792,271	6,158,629	55,633,642
Milestone 2020	593,041,863	88,908,608	4,394,603	84,514,005
Milestone 2025	478,419,588	84,541,985	1,838,153	82,703,832
Milestone 2030	384,422,920	77,985,864	1,302,162	76,683,702
Milestone 2035	263,363,624	57,152,478	817,675	56,334,803
Milestone 2040	248,069,834	61,833,792	702,584	61,131,208
Milestone 2045	92,127,617	15,566,205	185,322	15,380,883
Milestone 2050	25,005,488	1,957,783	19,396	1,938,387

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of March 31, 2014 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of March 31, 2014, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$10,258,793	$10,497,998	102%
Equity Income	27,505,595	27,984,546	102%
Growth & Income	21,006,315	21,312,868	101%
Growth	10,875,091	10,994,500	101%
Select Value	9,641,822	9,952,396	103%
Aggressive Opportunities	40,492,209	41,244,452	102%
Discovery	19,505,224	19,632,384	101%
International	22,683,353	23,834,032	105%
Core Bond Index	12,608,245	12,883,491	102%
500 Stock Index	4,907,521	4,994,250	102%
Broad Market Index	18,757,581	19,012,605	101%
Mid/Small Company Index	53,151,447	53,957,155	102%
Overseas Equity Index	5,499,606	5,774,066	105%

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	May 27, 2014

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date	May 27, 2014